As filed with the Securities and Exchange Commission on February 24, 2017

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22378

DoubleLine Funds Trust

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Ronald R. Redell

DoubleLine Funds Trust

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and address of agent for service)

(213) 633-8200

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2017

Date of reporting period: December 31, 2016

Item 1. Schedule of Investments.

DoubleLine Total Return Bond Fund

Schedule of Investments

December 31, 2016 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 2.9%
15,040,659	AMPLIT Trust, Series 2015-A-A	5.00%	^	09/15/2021	15,120,976
5,317,225	AVANT Loans Funding Trust, Series 2015-A-A	4.00%	^	08/16/2021	5,335,885
6,599,692	AVANT Loans Funding Trust, Series 2016-B-A	3.92%	^	08/15/2019	6,632,474
9,889,232	AVANT Loans Funding Trust, Series 2016-C-A	2.96%	^	09/16/2019	9,899,772
1,600,545	Blue Elephant Loan Trust, Series 2015-1-A	3.12%	^	12/15/2022	1,604,674
30,567,455	CAN Capital Funding LLC, Series 2012-1A-B1	3.12%	^	04/15/2020	30,417,430
38,067,587	Castlelake Aircraft Securitization Trust, Series 2015-1A-A	4.70%	^	12/15/2040	38,626,876
47,214,371	Castlelake Aircraft Securitization Trust, Series 2016-1-A	4.45%		08/15/2041	47,732,407
3,500,429	Citi Held For Asset Issuance, Series 2015-PM1-A	1.85%	^	12/15/2021	3,499,917
29,000,000	Citi Held For Asset Issuance, Series 2015-PM1-B	2.93%	^	12/15/2021	28,883,803
10,500,000	Citi Held For Asset Issuance, Series 2015-PM1-C	5.01%	^	12/15/2021	10,305,127
10,981,128	Citi Held For Asset Issuance, Series 2015-PM2-A	2.35%	^	03/15/2022	10,987,768
45,000,000	Citi Held For Asset Issuance, Series 2015-PM2-B	4.00%	^	03/15/2022	45,024,669
30,000,000	Citi Held For Asset Issuance, Series 2015-PM2-C	5.96%	^	03/15/2022	29,297,223
3,501,615	Citi Held For Asset Issuance, Series 2015-PM3-A	2.56%	^	05/16/2022	3,508,336
19,930,182	Citi Held For Asset Issuance, Series 2016-MF1-A	4.48%	^	08/15/2022	20,172,856
27,782,935	Citi Held For Asset Issuance, Series 2016-PM1-A	4.65%	^	04/15/2025	28,260,096
36,658,851	Colony American Finance Ltd., Series 2016-1-A	2.54%	^	06/15/2048	35,931,052
10,293,000	Colony American Homes, Series 2014-2A-E	3.96%	#^	07/17/2031	10,363,172
18,681,461	Commonbond Student Loan Trust, Series 2015-A-A1	3.20%	^	06/25/2032	18,675,440
22,073,168	Commonbond Student Loan Trust, Series 2016-A-A1	3.32%	^	05/25/2040	22,012,663
19,179,965	Conn’s Receivables Funding LLC, Series 2016-A-A	4.68%	^	04/16/2018	19,224,073
4,952,578	Consumer Credit Origination Loan Trust, Series 2015-1-A	2.82%	^	03/15/2021	4,955,881
46,780,625	Consumer Installment Loan Trust, Series 2016-LD1-A	3.96%	^	07/15/2022	46,942,953
53,546,250	DB Master Finance LLC, Series 2015-1A-A2I	3.26%	^	02/20/2045	53,736,168
36,843,750	DB Master Finance LLC, Series 2015-1A-A2II	3.98%	^	02/20/2045	36,961,967
98,192,240	Eaglewood Consumer Loan Trust, Series 2014-1-A	3.50%	^¥	10/15/2019	97,728,577
22,183,580	Earnest Student Loan Program LLC, Series 2016-B-A2	3.02%	^	05/25/2034	22,025,433
28,670,313	Earnest Student Loan Program LLC, Series 2016-D-A2	2.72%	^	01/25/2041	28,256,798
74,337,893	ECAF Ltd., Series 2015-1A-A2	4.95%	^	06/15/2040	75,154,420
8,921,635	Element Rail Leasing LLC, Series 2016-1A-A1	3.97%	^	03/19/2046	8,947,352
18,460,186	Foundation Finance Trust, Series 2016-1A-A	3.96%	^	06/15/2035	18,531,535
13,102,821	HERO Funding Trust, Series 2016-3A-A2	3.91%	^	09/20/2042	13,439,354
30,000,000	HERO Funding Trust, Series 2016-4A-A2	4.29%	^	09/20/2047	30,727,530
8,125,305	L2L Education Loan Trust, Series 2006-1A-B	1.20%	#^	10/15/2028	7,123,398
100,000,000	Labrador Aviation Finance Ltd., Series 2016-A-1	4.30%	^	01/15/2042	99,623,700
13,772,441	LendingClub Issuance Trust, Series 2016-NP1-A	3.75%	^	06/15/2022	13,857,957
1,219,774	Marketplace Loan Trust, Series 2015-AV1-A	4.00%	^	09/15/2021	1,223,371
14,122,224	MarketPlace Loan Trust, Series 2015-AV2-A	4.00%	^	10/15/2021	14,161,512
17,094,754	MarketPlace Loan Trust, Series 2015-CB1-A	4.00%	^	07/15/2021	17,105,055
25,750,089	MarketPlace Loan Trust, Series 2015-LD1-A	4.00%	^	12/15/2021	25,537,020
40,213,864	MarketPlace Loan Trust, Series 2016-LD1-A	5.25%	^	03/15/2022	40,768,132
52,553,833	OneMain Direct Auto Receivables Trust, Series 2016-1A-A	2.04%	^	01/15/2021	52,649,901
15,997,112	OneMain Financial Issuance Trust, Series 2014-1A-A	2.43%	^	06/18/2024	15,999,485
90,000,000	OneMain Financial Issuance Trust, Series 2016-2A-A	4.10%	^	03/20/2028	91,850,715
15,971,000	OneMain Financial Issuance Trust 2015-2, Series 2015-2A-A	2.57%	^	07/18/2025	15,990,350
17,000,000	Oportun Funding LLC, Series 2016-B-A	3.69%	^	07/08/2021	17,008,191
25,000,000	Oxford Finance Funding LLC, Series 2016-1A-A	3.97%	^	06/17/2024	24,907,067
4,000,000	Progress Residential Trust, Series 2016-SFR2-D	3.04%	#^	1/17/2034	4,016,520
10,985,000	RCO Trust, Series 2016-SFR-1	4.50%	#^	11/25/2051	10,950,211
36,000,000	RCO Trust, Series 2016-SFR1-A	3.75%	#^	11/25/2051	36,313,200
45,468,999	Shenton Aircraft Investment Ltd., Series 2015-1A-A	4.75%	^	10/15/2042	45,704,210
11,653,041	SLM Private Credit Student Loan Trust, Series 2004-A-A3	1.36%	#	06/15/2033	11,245,327
5,437,348	Sofi Consumer Loan Program LLC, Series 2016-1-A	3.26%	^	08/25/2025	5,451,905
18,966,318	SoFi Consumer Loan Program Trust, Series 2016-2-A	3.09%	^	10/27/2025	18,970,781
22,849,928	SoFi Professional Loan Program, Series 2016-A-A2	2.76%	^	12/26/2036	22,987,073
113,141,834	SpringCastle America Funding LLC, Series 2016-AA-A	3.05%	^	04/25/2029	113,815,141
14,000,000	Springleaf Funding Trust, Series 2016-AA-A	2.90%	^	11/15/2029	13,972,602
6,032,908	Spruce Asset Backed Securities Trust, Series 2016-E1-A	4.32%	^	06/15/2028	5,935,506
5,768,500	TAL Advantage LLC, Series 2013-2A-A	3.55%	^	11/20/2038	5,600,926

Total Asset Backed Obligations (Cost $1,603,870,129)					1,611,693,913

Collateralized Loan Obligations - 4.6%
20,000,000	Adams Mill Ltd., Series 2014-1A-A1	2.36%	#^	07/15/2026	19,968,920
10,000,000	Adams Mill Ltd., Series 2014-1A-C1	3.88%	#^	07/15/2026	10,037,160
20,000,000	ALM LLC, Series 2014-14A-A1	2.32%	#^	07/28/2026	20,034,479
25,000,000	ALM LLC, Series 2016-19A-A1	2.18%	#^	07/15/2028	25,071,607
12,600,000	Anchorage Capital Ltd., Series 2014-4A-A1A	2.34%	#^	07/28/2026	12,609,467
20,000,000	Anchorage Capital Ltd., Series 2014-5A-A	2.48%	#^	10/15/2026	20,127,589
43,900,000	Apidos Ltd., Series 2013-16A-A1	2.33%	#^	01/19/2025	44,001,782
5,500,000	Apidos Ltd., Series 2014-18A-B	3.68%	#^	07/22/2026	5,513,353
25,000,000	Apidos Ltd., Series 2014-19A-A1	2.38%	#^	10/17/2026	25,036,406
23,000,000	Apidos Ltd., Series 2015-20A-A1R	2.24%	#^	01/16/2027	23,015,305
25,000,000	ARES Ltd., Series 2013-1A-B	2.63%	#^	04/15/2025	24,831,256
6,500,000	ARES Ltd., Series 2013-1A-D	4.63%	#^	04/15/2025	6,404,142
2,756,183	ARES Ltd., Series 2014-30A-A2	1.73%	#^	04/20/2023	2,752,407
75,000,000	Arrowpoint Ltd., Series 2013-1A-A1R	2.35%	#^	11/15/2028	75,102,865
3,950,000	Avery Point Ltd., Series 2013-2A-D	4.33%	#^	07/17/2025	3,839,922
10,000,000	Avery Point Ltd., Series 2013-3A-A	2.28%	#^	01/18/2025	10,005,472
5,000,000	Avery Point Ltd., Series 2014-1A-A	2.40%	#^	04/25/2026	5,007,144
4,500,000	Babson Ltd., Series 2014-3A-D2	4.93%	#^	01/15/2026	4,525,737
4,750,000	Babson Ltd., Series 2014-IIA-C	3.78%	#^	10/17/2026	4,727,005
3,750,000	Babson Ltd., Series 2014-IIA-D	4.48%	#^	10/17/2026	3,570,743
5,000,000	Birchwood Park Ltd., Series 2014-1A-C2	4.03%	#^	07/15/2026	5,004,502
6,500,000	Birchwood Park Ltd., Series 2014-1A-D2	5.08%	#^	07/15/2026	6,497,116
75,000,000	BlueMountain Ltd., Series 2012-2A-AR	2.30%	#^	11/20/2028	75,041,334
33,150,000	BlueMountain Ltd., Series 2013-1A-A1R	2.11%	#^	01/20/2029	33,221,728
4,000,000	BlueMountain Ltd., Series 2013-4A-A	2.38%	#^	04/15/2025	4,002,724
5,000,000	BlueMountain Ltd., Series 2014-3A-A1	2.36%	#^	10/15/2026	5,012,559
58,250,000	BlueMountain Ltd., Series 2015-3A-A1	2.36%	#^	10/20/2027	58,375,973
34,500,000	BlueMountain Ltd., Series 2015-4A-B	3.13%	#^	01/20/2027	34,879,167
9,250,000	BlueMountain Ltd., Series 2015-4A-C	4.08%	#^	01/20/2027	9,268,031
8,750,000	BlueMountain Ltd., Series 2015-4A-D1	5.48%	#^	01/20/2027	8,928,466
22,500,000	BlueMountain Ltd., Series 2016-2A-A2	2.70%	#^	08/20/2028	22,567,064
97,942	Bridgeport Ltd., Series 2006-1A-A1	1.13%	#^	07/21/2020	98,002
17,000,000	Brookside Mill Ltd., Series 2013-1A-C1	3.58%	#^	04/17/2025	16,821,751
10,509,053	Callidus Debt Partners Fund Ltd., Series 2007-6A-A1T	1.14%	#^	10/23/2021	10,454,827
1,000,000	Canyon Capital Ltd., Series 2014-1A-B	3.54%	#^	04/30/2025	984,101
31,899,746	Carlyle Global Market Strategies Ltd., Series 2012-2A-A1R	2.18%	#^	07/20/2023	31,957,004
17,000,000	Carlyle Global Market Strategies Ltd., Series 2014-3A-B	4.04%	#^	07/27/2026	17,022,358
2,500,000	Carlyle Global Market Strategies Ltd., Series 2014-3A-C2	5.09%	#^	07/27/2026	2,503,441
20,000,000	Carlyle Global Market Strategies Ltd., Series 2015-5A-A1A	2.43%	#^	01/20/2028	20,085,171
8,000,000	Carlyle Global Market Strategies Ltd., Series 2015-5A-A2A	3.13%	#^	01/20/2028	8,033,674
4,000,000	Carlyle Global Market Strategies Ltd., Series 2015-5A-B2	4.13%	#^	01/20/2028	4,044,317
14,355,186	Carlyle High Yield Partners Ltd., Series 2007-10A-A2A	1.09%	#^	04/19/2022	14,356,020
47,000,000	Catamaran Ltd., Series 2015-1A-A	2.43%	#^	04/22/2027	47,055,723
8,500,000	Catamaran Ltd., Series 2015-1A-B	3.08%	#^	04/22/2027	8,520,671
22,000,000	Cathedral Lake Ltd., Series 2013-1A-A1R	2.28%	#^	01/15/2026	22,004,108
43,000,000	Cathedral Lake Ltd., Series 2016-4A-A	2.51%	#^	10/20/2028	43,018,632
1,543,289	Cent Ltd., Series 2007-14A-A1	1.12%	#^	04/15/2021	1,536,028
23,348,106	Cent Ltd., Series 2007-14A-A2A	1.11%	#^	04/15/2021	23,277,774
11,000,000	Cent Ltd., Series 2014-21A-A1A	2.38%	#^	07/27/2026	11,016,218
7,250,000	Cent Ltd., Series 2014-22A-C	4.63%	#^	11/07/2026	7,051,120
3,900,873	Crown Point Ltd., Series 2012-1A-A1LB	2.41%	#^	11/21/2022	3,905,357
6,860,379	Eaton Vance Ltd., Series 2006-8A-A	1.16%	#^	08/15/2022	6,834,636
25,000,000	Flagship Ltd., Series 2014-8A-A	2.44%	#^	01/16/2026	24,964,390
18,100,000	Flatiron Ltd., Series 2013-1A-A1	2.28%	#^	01/17/2026	18,111,520
6,750,000	Flatiron Ltd., Series 2014-1A-C	4.18%	#^	07/17/2026	6,208,759
10,000,000	Fortress Credit Ltd., Series 2013-1A-A	2.06%	#^	01/19/2025	10,005,389
10,000,000	Fortress Credit Ltd., Series 2013-1A-B	2.78%	#^	01/19/2025	10,032,733
30,500,000	Galaxy Ltd., Series 2013-15A-A	2.13%	#^	04/15/2025	30,525,131
15,000,000	Galaxy Ltd., Series 2013-15A-B	2.73%	#^	04/15/2025	15,008,850
13,100,000	Galaxy Ltd., Series 2013-15A-C	3.48%	#^	04/15/2025	13,148,488
6,125,000	Galaxy Ltd., Series 2013-15A-D	4.28%	#^	04/15/2025	6,043,076
50,000,000	Galaxy Ltd., Series 2016-22A-A1	2.24%	#^	07/16/2028	50,053,190
37,000,000	GLG Ore Hill Ltd., Series 2013-1A-A	2.00%	#^	07/15/2025	36,633,884
6,500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-C	4.39%	#^	04/28/2025	5,908,635
1,750,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D	5.89%	#^	04/28/2025	1,441,005
5,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D	4.53%	#^	10/22/2025	4,570,361
30,000,000	Harbourview Ltd., Series 2016-7A-A1	2.51%	#^	11/18/2026	29,975,006
39,000,000	Hildene Ltd., Series 2014-3A-A	2.48%	#^	10/20/2026	39,080,420
5,000,000	Hildene Ltd., Series 2015-4A-A1A	2.38%	#^	07/23/2027	4,992,790
20,000,000	ICE Global Credit Ltd., Series 2013-1A-A1	2.63%	#^¥	04/20/2024	19,384,469
15,000,000	ICE Global Credit Ltd., Series 2013-1A-B2	3.43%	#^¥	04/20/2024	13,610,978
1,268,259	ING Ltd., Series 2007-5A-A1A	1.12%	#^	05/01/2022	1,270,293
3,415,000	ING Ltd., Series 2013-3A-A1	2.33%	#^	01/18/2026	3,419,129
4,250,000	ING Ltd., Series 2013-3A-B	3.58%	#^	01/18/2026	4,260,798
15,000,000	Jamestown Ltd., Series 2012-1A-A1R	2.31%	#^	11/05/2028	15,005,197
50,000,000	Jamestown Ltd., Series 2013-3A-A1A	2.33%	#^	01/15/2026	49,945,544
46,500,000	Jamestown Ltd., Series 2014-4A-A1A	2.38%	#^	07/15/2026	46,533,439
28,750,000	Jamestown Ltd., Series 2015-6A-A1A	2.51%	#^	02/20/2027	28,881,804
20,000,000	KVK Ltd., Series 2013-1A-A	2.28%	#^	04/14/2025	20,068,533
9,500,000	Landmark Ltd., Series 2006-8A-C	1.63%	#^	10/19/2020	9,503,139
3,650,000	LCM LP, Series 11A-D2	4.83%	#^	04/19/2022	3,659,024
7,825,000	LCM LP, Series 14A-D	4.38%	#^	07/15/2025	7,769,926
21,000,000	LCM LP, Series 16A-A	2.38%	#^	07/15/2026	21,045,629
2,750,000	LCM LP, Series 16A-D	4.48%	#^	07/15/2026	2,673,293
7,250,000	Limerock Ltd., Series 2014-2A-A	2.38%	#^	04/18/2026	7,259,360
25,000,000	Limerock Ltd., Series 2014-3A-A1	2.41%	#^	10/20/2026	25,028,964
3,579,981	Madison Park Funding Ltd., Series 2007-4A-A1A	1.22%	#^	03/22/2021	3,561,416
7,000,000	Madison Park Funding Ltd., Series 2007-4A-A1B	1.30%	#^	03/22/2021	6,881,240
3,512,570	Madison Park Funding Ltd., Series 2012-9A-AR	2.20%	#^	08/15/2022	3,518,391
3,000,000	Madison Park Funding Ltd., Series 2014-14A-C1	3.98%	#^	07/20/2026	3,000,812
5,500,000	Madison Park Funding Ltd., Series 2014-15A-C	4.59%	#^	01/27/2026	5,509,969
24,000,000	Magnetite Ltd., Series 2015-12A-AR	2.26%	#^	04/15/2027	24,042,194
10,000,000	MAPS Fund Ltd., Series 2007-2A-B	1.78%	#^	07/20/2022	9,829,008
17,000,000	Marathon Ltd., Series 2013-5A-A2A	3.26%	#^	02/21/2025	17,025,084
21,796,382	Mountain View Ltd., Series 2007-3A-A2	1.22%	#^	04/16/2021	21,814,664
2,000,000	Nautique Funding Ltd., Series 2006-1A-C	2.58%	#^	04/15/2020	1,998,267
22,000,000	NewMark Capital Funding Ltd., Series 2013-1A-A2	2.05%	#^	06/02/2025	21,920,843
25,000,000	NewMark Capital Funding Ltd., Series 2014-2A-A1	2.28%	#^	06/30/2026	24,961,264
9,000,000	Nomad Ltd., Series 2013-1A-B	3.83%	#^	01/15/2025	9,007,700
3,500,000	Nomad Ltd., Series 2013-1A-C	4.38%	#^	01/15/2025	3,460,890
30,000,000	Northwoods Capital Corporation, Series 2012-9A-A	2.30%	#^	01/18/2024	30,062,759
16,660,000	Northwoods Capital Corporation, Series 2013-10-A1	2.28%	#^	11/04/2025	16,632,607
50,000,000	Ocean Trails, Series 2014-5A-A2	2.54%	#^	10/13/2026	50,037,214
60,000,000	OCP Ltd., Series 2016-12A-A1	2.46%	#^	10/18/2028	59,997,835
20,000,000	Octagon Investment Partners Ltd., Series 2013-1A-A	2.17%	#^	01/19/2025	19,978,057
41,000,000	Octagon Investment Partners Ltd., Series 2014-1A-A	2.40%	#^	04/15/2026	41,069,953
15,000,000	Octagon Investment Partners Ltd., Series 2014-1A-A	2.34%	#^	08/12/2026	15,001,611
5,500,000	Octagon Investment Partners Ltd., Series 2014-1A-C	4.55%	#^	11/14/2026	5,405,371
1,500,000	Octagon Investment Partners Ltd., Series 2014-1A-C2	4.38%	#^	11/25/2025	1,502,211
9,000,000	OZLM Funding Ltd., Series 2013-5A-A1	2.38%	#^	01/17/2026	9,011,007
6,700,000	OZLM Ltd., Series 2014-6A-A1	2.43%	#^	04/17/2026	6,703,962
25,000,000	OZLM Ltd., Series 2014-9A-A1	2.46%	#^	01/20/2027	25,030,206
38,500,000	OZLM Ltd., Series 2015-11A-A1A	2.44%	#^	01/30/2027	38,546,203
5,500,000	Race Point Ltd., Series 2013-8A-B	2.81%	#^	02/20/2025	5,503,863
30,000,000	Regatta Funding Ltd., Series 2014-1A-A1A	2.44%	#^	10/25/2026	30,035,522
35,000,000	Regatta Funding Ltd., Series 2016-1A-A1	2.37%	#^	12/20/2028	34,997,757
459,010	Silverado Ltd., Series 2006-2A-A1	1.12%	#^	10/16/2020	459,504
25,000,000	Sound Harbor Loan Fund Ltd., Series 2014-1A-A1	2.39%	#^	10/30/2026	25,029,488
22,000,000	Steele Creek Ltd., Series 2014-1A-A1	2.51%	#^	08/21/2026	22,026,213
29,500,000	Symphony Ltd., Series 2013-11A-B1	3.08%	#^	01/17/2025	29,521,738
10,250,000	Symphony Ltd., Series 2013-11A-C	4.03%	#^	01/17/2025	10,269,473
17,000,000	TCI-Cent Ltd., Series 2016-1A-A1	2.45%	#^	12/21/2029	16,990,278
10,000,000	TCI-Cent Ltd., Series 2016-1A-A2	3.13%	#^	12/21/2029	9,990,100
30,000,000	TCI-Flatiron Ltd., Series 2016-1A-A	2.21%	#^	07/17/2028	30,177,294
2,000,000	Thacher Park Ltd., Series 2014-1A-C	3.93%	#^	10/20/2026	2,000,500
4,500,000	Thacher Park Ltd., Series 2014-1A-D1	4.41%	#^	10/20/2026	4,382,373
10,408,606	Venture Ltd., Series 2006-1A-A1	1.12%	#^	08/03/2020	10,353,422
4,466,107	Venture Ltd., Series 2007-8A-A2A	1.10%	#^	07/22/2021	4,431,951
18,500,000	Venture Ltd., Series 2014-16A-A1L	2.38%	#^	04/15/2026	18,531,565
47,950,000	Venture Ltd., Series 2014-17A-A	2.36%	#^	07/15/2026	47,971,952
3,500,000	Venture Ltd., Series 2014-17A-B2	2.98%	#^	07/15/2026	3,506,955
18,500,000	Venture Ltd., Series 2015-20A-A	2.37%	#^	04/15/2027	18,529,792
13,000,000	Venture Ltd., Series 2016-23A-A	2.53%	#^	07/19/2028	13,046,209
30,500,000	Vibrant Ltd., Series 2016-5A-A	2.50%	#^	01/20/2029	30,504,274
35,000,000	Voya Ltd., Series 2014-4A-A1	2.38%	#^	10/14/2026	35,012,526
56,500,000	Washington Mill Ltd., Series 2014-1A-A1	2.38%	#^	04/20/2026	56,473,973
5,000,000	Washington Mill Ltd., Series 2014-1A-B1	2.93%	#^	04/20/2026	5,012,217
4,750,000	Washington Mill Ltd., Series 2014-1A-C	3.88%	#^	04/20/2026	4,767,615
3,607,707	Westwood Ltd., Series 2006-1X-A1	1.24%	#	03/25/2021	3,592,909
3,191,319	Westwood Ltd., Series 2007-2A-A1	1.10%	#^	04/25/2022	3,192,554
19,000,000	Wind River Ltd., Series 2014-1A-A	2.40%	#^	04/18/2026	19,057,085
45,000,000	Wind River Ltd., Series 2016-2A-A	2.39%	#^	11/01/2028	45,097,049
10,000,000	York Ltd., Series 2016-2A-A1	2.73%	#^	01/20/2030	10,001,783
30,000,000	Zais Ltd., Series 2014-2A-A1A	2.38%	#^	07/25/2026	29,987,243

Total Collateralized Loan Obligations (Cost $2,544,745,009)					2,551,551,419

Non-Agency Commercial Mortgage Backed Obligations - 7.8%
8,350,000	BAMLL Commercial Mortgage Securities Trust, Series 2014-IP-E	2.72%	#^	06/15/2028	8,232,565
11,700,000	Banc of America Commercial Mortgage Trust, Series 2007-2-AM	5.65%	#	04/10/2049	11,735,664
59,298,515	Banc of America Commercial Mortgage Trust, Series 2007-5-AM	5.77%	#	02/10/2051	60,408,856
213,447,705	Banc of America Commercial Mortgage Trust, Series 2007-5-XW	0.33%	#^I/O	02/10/2051	424,825
13,728,000	Banc of America Commercial Mortgage Trust, Series 2010-UB3-A4B2	5.76%	#^	05/15/2046	13,870,922
4,000,000	Banc of America Commercial Mortgage Trust, Series 2015-UBS7-B	4.37%	#	09/15/2048	4,223,914
59,936,622	Banc of America Commercial Mortgage Trust, Series 2015-UBS7-XA	0.92%	#I/O	09/15/2048	3,440,188
67,567,769	Banc of America Commercial Mortgage Trust, Series 2016-UBS10-XA	2.01%	#I/O	07/15/2049	8,116,376
27,365,000	Barclays Commercial Mortgage Securities LLC, Series 2015-STP-D	4.43%	#^	09/10/2028	26,915,407
512,347	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW13-AJ	5.61%	#	09/11/2041	511,995
28,000,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW16-AM	5.71%	#	06/11/2040	28,368,771
12,815,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW17-AMFL	1.37%	#^	06/11/2050	12,614,657
23,769,275	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW18-A4	5.70%		06/11/2050	24,282,366
4,500,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	4,290,354
60,301,000	CD Commercial Mortgage Trust, Series 2007-CD4-AM	5.30%	#^	12/11/2049	60,360,770
129,807,000	CD Commercial Mortgage Trust, Series 2007-CD4-AMFX	5.37%	#	12/11/2049	129,940,338
33,200,000	CDGJ Commercial Mortgage Trust, Series 2014-BXCH-B	2.39%	#^	12/15/2027	33,269,780
102,084,357	CFCRE Commercial Mortgage Trust, Series 2016-C4-C	1.77%	#I/O	05/10/2058	11,847,910
7,155,000	CFCRE Commercial Mortgage Trust, Series 2016-C4-XA	4.88%	#	05/10/2058	7,097,462
33,492,000	CFCRE Commercial Mortgage Trust, Series 2016-C7-A3	3.84%		12/10/2054	34,658,716
5,810,456	CGGS Commercial Mortgage Trust, Series 2016-RNDB-AFL	2.35%	#^	02/15/2033	5,828,782
42,169,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AM	5.71%	#	12/10/2049	42,778,148
7,020,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AMFX	5.71%	#^	12/10/2049	7,126,350
16,359,000	Citigroup Commercial Mortgage Trust, Series 2008-C7-AM	6.14%	#	12/10/2049	16,827,301
7,708,000	Citigroup Commercial Mortgage Trust, Series 2008-C7-FLT	6.14%	#	12/10/2049	7,902,194
287,434,266	Citigroup Commercial Mortgage Trust, Series 2012-GC8-XA	2.13%	#^I/O	09/10/2045	18,202,896
116,991,247	Citigroup Commercial Mortgage Trust, Series 2014-GC19-XA	1.24%	#I/O	03/10/2047	7,031,525
116,134,662	Citigroup Commercial Mortgage Trust, Series 2014-GC21-XA	1.28%	#I/O	05/10/2047	7,855,244
9,011,000	Citigroup Commercial Mortgage Trust, Series 2014-GC25-A4	3.64%		10/10/2047	9,339,067
195,891,833	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	1.06%	#I/O	10/10/2047	12,197,558
50,000,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-A5	3.14%		02/10/2048	49,972,855
6,265,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-B	3.77%		02/10/2048	6,248,672
8,216,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.43%	#^	02/10/2048	6,490,770
221,305,951	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.43%	#I/O	02/10/2048	18,455,124
14,310,000	Citigroup Commercial Mortgage Trust, Series 2015-GC33-C	4.57%	#	09/10/2058	13,973,404
179,844,007	Citigroup Commercial Mortgage Trust, Series 2015-GC33-XA	0.98%	#I/O	09/10/2058	11,216,007
20,725,000	Citigroup Commercial Mortgage Trust, Series 2015-GC35-C	4.50%	#	11/10/2048	20,083,453
154,085,035	Citigroup Commercial Mortgage Trust, Series 2016-C1-XA	1.95%	#I/O	05/10/2049	20,144,369
220,370,789	Citigroup Commercial Mortgage Trust, Series 2016-GC36-XA	1.35%	#I/O	02/10/2049	19,215,804
114,722,858	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.72%	#I/O	04/15/2049	12,663,843
79,543,081	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	2.02%	#I/O	07/10/2049	10,592,991
38,572,385	Citigroup Commercial Mortgage Trust, Series 2016-P5-XA	1.57%	#I/O	10/10/2049	3,964,045
87,156,546	Citigroup Mortgage Loan Trust, Inc., Series 2016-GC37-XA	1.81%	#I/O	04/10/2049	10,636,498
17,400,000	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	17,418,886
22,750,000	COBALT Commercial Mortgage Trust, Series 2007-C2-AMFX	5.53%	#	04/15/2047	23,176,563
3,462,814	Colony Mortgage Capital Ltd., Series 2015-FL3-A	2.58%	#^	09/05/2032	3,482,500
137,656,291	Commercial Mortgage Pass-Through Certificates, Series 2002-LC4-XA	2.28%	#^I/O	12/10/2044	10,962,066
9,057,191	Commercial Mortgage Pass-Through Certificates, Series 2007-C9-AJFL	1.35%	#^	12/10/2049	8,843,697
3,993,654	Commercial Mortgage Pass-Through Certificates, Series 2008-LS1F-LT	6.09%	#	12/10/2049	4,071,794
35,182,146	Commercial Mortgage Pass-Through Certificates, Series 2012-CR2-XA	1.73%	#I/O	08/15/2045	2,568,448
176,040,938	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3-XA	2.08%	#I/O	10/15/2045	13,396,469
232,169,739	Commercial Mortgage Pass-Through Certificates, Series 2013-CC12-XA	1.36%	#I/O	10/10/2046	14,350,922
179,943,761	Commercial Mortgage Pass-Through Certificates, Series 2013-CR10-XA	0.93%	#I/O	08/10/2046	6,832,483
9,850,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.72%	#	08/10/2047	9,777,867
5,211,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-A4	3.59%		11/10/2047	5,391,908
30,400,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.51%	#	11/10/2047	29,977,942
71,378,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR21-A3	3.53%		12/10/2047	73,497,184
120,700,661	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS-3	1.33%	#I/O	06/10/2047	7,480,761
15,011,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS3-A4	3.82%		06/10/2047	15,678,404
8,215,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CALW-D	3.85%	#^	02/10/2034	8,328,939
20,970,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-D	4.13%	#^	03/10/2048	16,692,856
223,939,717	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-XA	1.02%	#I/O	03/10/2048	12,253,713
9,230,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR23-D	4.26%	#	05/10/2048	6,866,466
9,110,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-B	4.49%	#	10/10/2048	9,216,322
91,261,774	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-XA	1.06%	#I/O	10/10/2048	5,864,117
50,000,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-A5	3.35%		02/10/2048	50,459,770
8,715,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-C	4.35%	#	02/10/2048	8,274,421
13,275,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-D	4.35%	#^	02/10/2048	10,145,651
407,561,914	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-XA	1.17%	#I/O	02/10/2048	25,541,049
35,000,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC19-A4	3.18%		02/10/2048	35,281,484
29,922,000	Commercial Mortgage Pass-Through Certificates, Series 2016-CR28-C	4.65%	#	02/10/2049	28,922,195
22,095,465	Countrywide Commercial Mortgage Trust, Series 2007-5-AM	5.42%		08/12/2048	22,089,544
22,293,216	Countrywide Commercial Mortgage Trust, Series 2007-MF1-A	6.09%	#^	11/12/2043	22,538,937
134,011	Credit Suisse First Boston Mortgage Securities Corporation, Series 1998-C2-F	6.75%	#^	11/15/2030	134,261
5,164,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2-AM	5.62%	#	01/15/2049	5,207,496
53,214,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4-A1AM	5.93%	#	09/15/2039	54,149,694
10,123,996	Credit Suisse Mortgage Capital Certificates, Series 2007-C5-A4	5.70%	#	09/15/2040	10,269,964
16,900,000	Credit Suisse Mortgage Capital Certificates, Series 2009-RR2-IQB	5.69%	#^	04/16/2049	16,953,069
8,800,000	Credit Suisse Mortgage Capital Certificates, Series 2010-RR1-1B	5.69%	#^	04/16/2049	8,789,440
4,729,337	Credit Suisse Mortgage Capital Certificates, Series 2010-RR2-3B	5.34%	#^	12/15/2043	4,725,936
9,196,808	Credit Suisse Mortgage Capital Certificates, Series 2010-RR5-2B	5.34%	#^	12/16/2043	9,192,648
150,822,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA-X1	0.55%	#^I/O	09/15/2037	5,831,231
4,606,000	CSAIL Commercial Mortgage Trust, Series 2015-C1-C	4.30%	#	04/15/2050	4,633,709
13,360,000	CSAIL Commercial Mortgage Trust, Series 2015-C2-AS	3.85%	#	06/15/2057	13,589,176
22,320,000	CSAIL Commercial Mortgage Trust, Series 2015-C3-C	4.36%	#	08/15/2048	21,785,740
9,759,000	CSAIL Commercial Mortgage Trust, Series 2015-C4-C	4.58%	#	11/15/2048	9,370,528
319,846,261	CSAIL Commercial Mortgage Trust, Series 2015-C4-XA	0.95%	#I/O	11/15/2048	18,894,438
14,554,963	DBRR Trust, Series 2011-C32-A3B	5.71%	#^	06/17/2049	14,637,401
122,102,369	DBUBS Mortgage Trust, Series 2011-LC2A-XA	1.14%	#^I/O	07/10/2044	4,445,845
125,262,054	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1-XA	1.51%	#I/O	05/10/2049	12,811,628
11,417,000	GE Commercial Mortgage Corporation Trust, Series 2007-C1-AM	5.61%	#	12/10/2049	11,433,299
5,497,580	Greenwich Capital Commercial Funding Corporation, Series 2006-GG7-AM	5.76%	#	07/10/2038	5,495,955
38,266,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AJ	6.03%	#	12/10/2049	38,265,284
20,167,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AM	5.87%	#	12/10/2049	20,612,957
45,088,305	Greenwich Capital Commercial Funding Corporation, Series 2007-GG9-AM	5.48%		03/10/2039	45,072,479
32,600,570	Greenwich Capital Commercial Funding Corporation, Series 2007-GG9-AMFX	5.48%		03/10/2039	32,580,843
2,595,481	GS Mortgage Securities Corporation, Series 2006-GG6-XC	0.00%	#^I/O	04/10/2038	26
5,539,723	GS Mortgage Securities Corporation, Series 2006-GG8-AM	5.59%		11/10/2039	5,537,220
19,657,652	GS Mortgage Securities Corporation, Series 2007-GG10-A4	5.79%	#	08/10/2045	19,804,093
20,394,969	GS Mortgage Securities Corporation, Series 2011-GC3-X	0.68%	#^I/O	03/10/2044	471,772
99,535,382	GS Mortgage Securities Corporation, Series 2012-GC6-XA	1.97%	#^I/O	01/10/2045	7,909,340
27,418,689	GS Mortgage Securities Corporation, Series 2013-GC10-XA	1.60%	#I/O	02/10/2046	1,985,631
42,652,806	GS Mortgage Securities Corporation, Series 2014-GC20-XA	1.16%	#I/O	04/10/2047	2,401,187
60,850,000	GS Mortgage Securities Corporation, Series 2014-GC26-A5	3.63%		11/10/2047	63,144,252
35,000,000	GS Mortgage Securities Corporation, Series 2015-GC28-A5	3.40%		02/10/2048	35,629,440
288,924,724	GS Mortgage Securities Corporation, Series 2015-GC28-XA	1.16%	#I/O	02/10/2048	17,525,538
252,835,024	GS Mortgage Securities Corporation, Series 2015-GC32-XA	0.88%	#I/O	07/10/2048	12,834,437
175,142,149	GS Mortgage Securities Corporation, Series 2015-GC34-XA	1.37%	#I/O	10/10/2048	15,104,662
69,389,990	GS Mortgage Securities Corporation, Series 2015-GS1-XA	0.84%	#I/O	11/10/2048	3,903,895
55,844,032	GS Mortgage Securities Corporation, Series 2016-GS2-XA	1.67%	#I/O	05/10/2049	6,073,429
360,888,317	GS Mortgage Securities Corporation, Series 2016-GS3-XA	1.28%	#I/O	10/10/2049	32,117,978
2,170,247	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CBX-X1	0.81%	#^I/O	01/12/2037	46,203
82,549	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-LN2-A2	5.12%		07/15/2041	82,391
6,173,908	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2005-CIBC12-AJ	4.99%	#	09/12/2037	6,213,067
5,860,096	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2005-LDP4-X1	0.19%	#^I/O	10/15/2042	2,420
787,047	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP7-AM	5.93%	#	04/17/2045	785,872
14,104,192	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP8-X	0.35%	#I/O	05/15/2045	2,592
37,265,089	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	37,253,220
13,098,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-C1-AM	6.06%	#	02/15/2051	13,248,695
409,179	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-C1-ASB	5.86%		02/15/2051	409,588
24,600,399	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-AM	5.47%	#	06/12/2047	24,838,715
24,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-AMFX	5.40%		06/12/2047	24,208,500
64,265,041	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-X	0.29%	#I/O	06/12/2047	78,712
108,977,691	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB19-AM	5.71%	#	02/12/2049	110,041,793
35,539,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-AJ	6.15%	#	02/12/2051	35,810,269
24,769,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-AM	5.96%	#	02/12/2051	25,368,915
821,658,869	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-X1	0.35%	#^I/O	02/12/2051	1,426,564
51,440,330	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-LD12-AM	6.04%	#	02/15/2051	52,632,177
11,336,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2009-RR2-GEB	5.54%	^	12/13/2049	11,326,247
182,119,379	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C6-XA	1.66%	#I/O	05/15/2045	11,606,432
428,601,881	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C8-XA	2.00%	#I/O	10/15/2045	28,768,701
135,300,026	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	1.66%	#I/O	06/15/2045	7,858,834
5,425,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-DSTY-A	3.43%	^	06/10/2027	5,549,953
6,725,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-INN-C	2.40%	#^	06/15/2029	6,696,263
7,250,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-INN-D	3.05%	#^	06/15/2029	7,191,777
24,200,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-PHH-D	3.10%	#^	08/15/2027	24,173,755
14,406,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-PHH-E	4.00%	#^	08/15/2027	14,394,639
80,403,556	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-JP1-XA	1.15%	#I/O	01/15/2049	4,793,290
39,057,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11-AM	5.75%	#	06/15/2049	39,470,278
17,788,786	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2008-C2-A4	6.07%		02/12/2051	18,122,699
18,520,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-ASH-B	2.85%	#^	10/15/2034	18,566,637
10,455,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-ASH-C	3.54%	#^	10/15/2034	10,481,112
4,857,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI-E	4.01%	#^	10/05/2031	4,699,228
105,022,414	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	1.08%	#I/O	02/15/2047	4,944,466
3,396,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-C	4.66%	#	08/15/2047	3,392,466
57,627,710	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22-XA	0.95%	#I/O	09/15/2047	2,980,286
221,231,455	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	1.00%	#I/O	11/15/2047	11,776,659
32,031,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-A4	3.49%		01/15/2048	32,910,866
6,499,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-C	4.43%	#	01/15/2048	6,357,488
256,016,100	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.17%	#I/O	01/15/2048	14,243,917
14,055,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-C	4.34%	#	02/15/2048	12,761,351
10,425,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.84%	#^	02/15/2048	7,575,415
58,816,942	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-XA	1.37%	#I/O	02/15/2048	4,077,279
44,510,071	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-XA	1.20%	#I/O	10/15/2048	2,670,876
64,547,236	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.95%	#I/O	05/15/2048	2,619,023
6,762,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-B	4.31%	#	07/15/2048	6,533,661
172,989,539	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-XA	0.70%	#I/O	07/15/2048	6,192,507
27,395,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.67%	#	11/15/2048	25,149,024
100,213,776	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.51%	#I/O	11/15/2048	7,064,971
17,630,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.62%	#	12/15/2048	17,527,342
32,345,000	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1-C	4.90%	#	03/15/2049	32,417,472
149,523,182	JPMBB Commercial Mortgage Securities Trust, Series 2016-C2-XA	1.71%	#I/O	06/15/2049	15,253,936
3,688,000	LB Commercial Mortgage Trust, Series 2007-C3-AM	5.92%	#	07/15/2044	3,739,704
23,169,000	LB Commercial Mortgage Trust, Series 2007-C3-AMB	5.19%		07/15/2044	23,449,498
7,550,000	LB Commercial Mortgage Trust, Series 2007-C3-AMFL	5.92%	#^	07/15/2044	7,661,774
10,688,513	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XCL	0.73%	#^I/O	11/15/2038	44,342
63,149,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AJ	5.48%		02/15/2040	63,204,824
38,308,952	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AM	5.46%		02/15/2040	38,337,745
86,373,000	LB-UBS Commercial Mortgage Trust, Series 2007-C2-AM	5.49%	#	02/15/2040	87,094,681
30,104,702	LB-UBS Commercial Mortgage Trust, Series 2007-C7-A3	5.87%	#	09/15/2045	30,852,271
28,975,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7-AJ	6.25%	#	09/15/2045	29,238,852
102,833,644	Merrill Lynch Mortgage Investors Trust, Series 1998-C1-IO	0.57%	#I/O	11/15/2026	1,127,931
1,896,247	Merrill Lynch Mortgage Trust, Series 2006-C1-AJ	5.59%	#	05/12/2039	1,894,837
56,203,000	Merrill Lynch Mortgage Trust, Series 2007-C1-AM	5.83%	#	06/12/2050	54,587,540
21,197,501	ML-CFC Commercial Mortgage Trust, Series 2007-9-A4	5.70%		09/12/2049	21,622,812
209,516,840	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12-XA	0.93%	#I/O	10/15/2046	7,152,821
40,052,619	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7-XA	1.53%	#I/O	02/15/2046	2,432,031
11,700,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.49%	#	10/15/2047	11,670,922
45,025,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-A4	3.53%		12/15/2047	46,238,865
37,950,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	34,697,514
56,050,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-A4	3.25%		02/15/2048	56,430,316
20,087,700	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-B	4.16%		02/15/2048	20,299,545
6,457,500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-C	4.46%	#	02/15/2048	5,960,310
247,373,134	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-XA	1.40%	#I/O	02/15/2048	18,689,782
10,616,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23-C	4.14%	#	07/15/2050	10,049,447
8,460,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25-C	4.53%	#	10/15/2048	8,391,164
19,422,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-C	4.54%	#	12/15/2047	18,545,811
1,517,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-D	3.24%	#^	12/15/2047	949,004
176,091,735	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28-XA	1.29%	#I/O	01/15/2049	14,498,407
46,081,348	Morgan Stanley Capital, Inc., Series 2006-HQ10-X1	0.53%	#^I/O	11/12/2041	3,802
2,540,056	Morgan Stanley Capital, Inc., Series 2006-HQ8-AJ	5.42%	#	03/12/2044	2,552,249
64,162	Morgan Stanley Capital, Inc., Series 2006-HQ9-AJ	5.79%	#	07/12/2044	64,121
45,421,000	Morgan Stanley Capital, Inc., Series 2007-HQ11-AJ	5.51%	#	02/12/2044	45,274,803
4,372,000	Morgan Stanley Capital, Inc., Series 2007-IQ13-AM	5.41%		03/15/2044	4,369,130
2,575,000	Morgan Stanley Capital, Inc., Series 2014-CPT-E	3.45%	#^	07/13/2029	2,528,999
2,325,000	Morgan Stanley Capital, Inc., Series 2014-CPT-F	3.45%	#^	07/13/2029	2,252,206
12,400,000	Morgan Stanley Capital, Inc., Series 2014-MP-D	3.69%	#^	08/11/2029	12,178,654
11,000,000	Morgan Stanley Capital, Inc., Series 2014-MP-E	3.69%	#^	08/11/2029	10,678,856
28,099,684	Morgan Stanley Capital, Inc., Series 2015-UBS8-XA	0.98%	#I/O	12/15/2048	1,775,029
12,529,000	Morgan Stanley Re-Remic Trust, Series 2009-GG10-A4B	5.79%	#^	08/12/2045	12,601,212
33,028,000	Morgan Stanley Re-Remic Trust, Series 2010-GG10-A4B	5.79%	#^	08/15/2045	33,155,666
38,309,457	Morgan Stanley Re-Remic Trust, Series 2013-AJ-AJA	0.50%	^	12/17/2049	38,146,221
2,591,791	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4-AJ	5.47%	#	08/15/2039	2,621,790
100,641,081	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3-XA	2.04%	#^I/O	08/10/2049	7,817,789
33,969,879	Velocity Commercial Capital Loan Trust, Series 2016-1-AFX	3.53%	#^	04/25/2046	34,000,732
8,792,875	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27-AJ	5.83%	#	07/15/2045	8,801,473
72,309,843	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AJ	5.63%	#	10/15/2048	72,219,470
10,000,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-30-AMFL	0.91%	#^	12/15/2043	9,949,661
79,245,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AJ	5.41%	#	12/15/2043	80,072,040
19,285,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AM	5.38%		12/15/2043	19,290,417
5,000,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31-AM	5.59%	#	04/15/2047	5,032,021
20,853,737	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32-A3	5.71%	#	06/15/2049	20,982,042
8,565,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32-AMFX	5.70%	^	06/15/2049	8,645,460
50,726,700	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AJ	5.97%	#	02/15/2051	50,887,174
12,989,316	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AM	5.97%	#	02/15/2051	13,147,703
143,146,974	Waterfall Commercial Mortgage Trust, Series 2015-SBC5-A	4.10%	#^	09/14/2022	140,026,241
38,265,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18-A5	3.41%		12/15/2047	38,938,391
4,346,710	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18-B	3.96%		12/15/2047	4,418,209
30,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-A4	3.17%		02/15/2048	29,995,662
11,460,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-C	4.07%	#	02/15/2048	10,845,524
445,463,536	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-XA	1.31%	#I/O	02/15/2048	34,020,897
28,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-A5	3.45%		02/15/2048	28,555,050
265,241,235	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-XA	0.99%	#I/O	02/15/2048	15,457,835
9,701,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.61%	#	11/15/2048	9,562,019
144,359,352	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	1.11%	#I/O	11/15/2048	10,150,209
278,038,621	Wells Fargo Commercial Mortgage Trust, Series 2015-LC20-XA	1.40%	#I/O	04/15/2050	21,009,738
12,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22-C	4.54%	#	09/15/2058	11,781,610
1,794,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-C	4.60%	#	12/15/2048	1,769,331
5,405,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-A4	3.81%		12/15/2048	5,652,318
130,978,667	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-XA	1.03%	#I/O	12/15/2048	8,308,920
11,469,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32-C	4.72%	#	01/15/2059	10,619,657
8,676,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C-C34	5.03%	#	06/15/2049	8,631,931
66,202,115	WF-RBS Commercial Mortgage Trust, Series 2011-C4-XA	0.42%	#^I/O	06/15/2044	1,006,047
94,078,877	WF-RBS Commercial Mortgage Trust, Series 2012-C6-XA	2.18%	#^I/O	04/15/2045	7,605,280
113,181,333	WF-RBS Commercial Mortgage Trust, Series 2012-C8-XA	1.99%	#^I/O	08/15/2045	8,295,818
50,252,857	WF-RBS Commercial Mortgage Trust, Series 2012-C9-XA	2.10%	#^I/O	11/15/2045	3,843,861
164,253,855	WF-RBS Commercial Mortgage Trust, Series 2013-C18-XA	0.92%	#I/O	12/15/2046	6,418,597
183,356,153	WF-RBS Commercial Mortgage Trust, Series 2014-C19-XA	1.23%	#I/O	03/15/2047	10,562,946
65,093,477	WF-RBS Commercial Mortgage Trust, Series 2014-C24-XA	0.97%	#I/O	11/15/2047	3,415,474
55,000,000	WF-RBS Commercial Mortgage Trust, Series 2014-C25-A5	3.63%		11/15/2047	56,840,190
8,000,000	WF-RBS Commercial Mortgage Trust, Series 2014-C25-C	4.32%	#	11/15/2047	7,992,098
203,200,368	WF-RBS Commercial Mortgage Trust, Series 2014-C25-XA	0.94%	#I/O	11/15/2047	10,509,929
140,524,767	WF-RBS Commercial Mortgage Trust, Series 2016-NXS6-XA	1.66%	#I/O	11/15/2049	14,829,143

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $4,534,299,001)					4,327,640,953

Non-Agency Residential Collateralized Mortgage Obligations - 22.0%
25,904,282	Acacia Ltd., Series 2004-5A-A	1.26%	#^	11/08/2039	23,948,509
10,000,000	Accredited Mortgage Loan Trust, Series 2005-4-MI	1.16%	#	12/25/2035	8,725,631
103,157,000	Accredited Mortgage Loan Trust, Series 2006-2-A4	1.02%	#	09/25/2036	93,227,654
16,636,724	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2B	0.88%	#	01/25/2037	11,230,086
6,223,821	Adjustable Rate Mortgage Trust, Series 2005-10-3A31	3.12%	#	01/25/2036	5,451,349
50,334,953	Adjustable Rate Mortgage Trust, Series 2005-11-4A1	3.07%	#	02/25/2036	35,784,774
6,200,000	Adjustable Rate Mortgage Trust, Series 2005-2-6M2	1.74%	#	06/25/2035	5,723,125
3,694,656	Adjustable Rate Mortgage Trust, Series 2005-7-3A1	3.68%	#	10/25/2035	3,250,995
26,224,168	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	4.23%	#	03/25/2036	20,992,510
23,027,687	Adjustable Rate Mortgage Trust, Series 2006-2-3A1	3.38%	#	05/25/2036	20,589,640
19,690,396	Adjustable Rate Mortgage Trust, Series 2006-2-5A1	4.16%	#	05/25/2036	13,352,819
23,130,908	Adjustable Rate Mortgage Trust, Series 2007-1-3A1	3.59%	#	03/25/2037	19,496,857
3,751,223	Adjustable Rate Mortgage Trust, Series 2007-3-1A1	4.08%	#^	11/25/2037	3,126,179
367,839	Aegis Asset Backed Securities Trust, Series 2003-2-M2	3.31%	#	11/25/2037	347,332
1,831,432	Aegis Asset Backed Securities Trust, Series 2004-1-M2	2.79%	#	04/25/2034	1,665,749
617,792	Aegis Asset Backed Securities Trust, Series 2004-2-M2	2.71%	#	06/25/2034	520,711
17,077,284	Aegis Asset Backed Securities Trust, Series 2004-6-M2	1.76%	#	03/25/2035	15,960,320
59,415,280	Agate Bay Mortgage Trust, Series 2015-6-A3	3.50%	#^	09/25/2045	59,109,113
88,935,832	Ajax Master Trust, Series 2016-1-PC	0.00%	#^¥	01/01/2057	78,559,493
94,284,233	Ajax Master Trust, Series 2016-2-PC	0.00%	#^¥	10/25/2056	75,008,962
30,214,182	Ajax Mortgage Loan Trust, Series 2015-C-A	3.88%	#^	03/25/2057	29,649,585
58,238,089	Ajax Mortgage Loan Trust, Series 2016-A-A	4.25%	#^	08/25/2064	58,401,994
12,407,374	Ajax Mortgage Loan Trust, Series 2016-C-A	4.00%	#^	10/25/2057	12,464,711
10,311,830	Alternative Loan Trust, Series 2007-15CB-A2	5.75%		07/25/2037	9,049,330
31,333,374	Alternative Loan Trust, Series 2007-5CB-1A31	5.50%		04/25/2037	26,059,457
10,386,199	Alternative Loan Trust, Series 2007-5CB-2A1	6.00%		04/25/2037	8,178,131
9,815,780	Alternative Loan Trust, Series 2007-6-A1	5.75%		04/25/2047	8,147,319
129,585,223	Alternative Loan Trust, Series 2007-HY9-A2	1.03%	#	08/25/2047	106,984,303
888,685	American General Mortgage Loan Trust, Series 2010-1-A4	5.65%	#^	03/25/2058	889,525
2,245,107	American Home Mortgage Investment Trust, Series 2005-1-7A2	3.28%	#	06/25/2045	2,242,968
9,337,066	American Home Mortgage Investment Trust, Series 2005-4-3A1	1.06%	#	11/25/2045	7,318,425
33,503,527	American Home Mortgage Investment Trust, Series 2005-4-5A	3.04%	#	11/25/2045	25,484,451
2,365,018	American Home Mortgage Investment Trust, Series 2006-2-3A4	6.60%	#	06/25/2036	1,068,877
8,506,126	American Home Mortgage Investment Trust, Series 2007-A-13A1	6.60%	#^	01/25/2037	4,698,549
16,500,000	Ameriquest Mortgage Securities, Inc., Series 2004-R8-M2	1.78%	#	09/25/2034	15,390,964
12,142,905	Amortizing Residential Collateral Trust, Series 2002-BC7-M1	1.96%	#	10/25/2032	9,625,627
182,095	Argent Securities, Inc., Series 2004-W6-M1	1.58%	#	05/25/2034	175,936
3,848,612	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2003-HE6-M1	1.73%	#	11/25/2033	3,710,423
799,902	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2004-HE3-M2	2.44%	#	06/25/2034	731,928
8,639,255	Banc of America Alternative Loan Trust, Series 2004-8-1CB1	6.00%		09/25/2034	8,108,311
19,984,040	Banc of America Alternative Loan Trust, Series 2005-10-2CB1	6.00%		11/25/2035	19,030,659
3,197,868	Banc of America Alternative Loan Trust, Series 2005-10-4A1	5.75%		11/25/2035	2,990,561
10,488,022	Banc of America Alternative Loan Trust, Series 2005-11-2CB1	6.00%		12/25/2035	10,046,948
3,745,173	Banc of America Alternative Loan Trust, Series 2005-5-2CB1	6.00%		06/25/2035	3,691,105
5,575,899	Banc of America Alternative Loan Trust, Series 2005-6-2CB2	6.00%		07/25/2035	5,320,866
3,277,202	Banc of America Alternative Loan Trust, Series 2005-6-4CB1	6.50%		07/25/2035	3,127,073
2,221,674	Banc of America Alternative Loan Trust, Series 2005-8-2CB1	6.00%		09/25/2035	2,194,887
10,118,817	Banc of America Alternative Loan Trust, Series 2006-1-3CB1	6.50%		02/25/2036	9,639,576
5,995,095	Banc of America Alternative Loan Trust, Series 2006-2-1CB1	6.00%		03/25/2036	5,868,645
7,692,487	Banc of America Alternative Loan Trust, Series 2006-2-3CB1	6.50%		03/25/2036	6,763,484
5,734,053	Banc of America Alternative Loan Trust, Series 2006-3-4CB1	6.50%		04/25/2036	5,139,910
1,744,993	Banc of America Alternative Loan Trust, Series 2006-5-CB14	6.00%	#	06/25/2046	1,531,439
3,613,083	Banc of America Alternative Loan Trust, Series 2006-6-CB3	6.00%		07/25/2046	3,168,652
14,557,844	Banc of America Alternative Loan Trust, Series 2006-7-A4	6.00%	#	10/25/2036	8,994,165
5,339,852	Banc of America Alternative Loan Trust, Series 2006-8-1A1	5.74%	#I/FI/O	11/25/2036	801,298
1,903,092	Banc of America Alternative Loan Trust, Series 2006-8-1A2	1.21%	#	11/25/2036	1,153,596
8,913,554	Banc of America Alternative Loan Trust, Series 2006-9-1CB1	6.00%		01/25/2037	7,808,472
1,381,033	Banc of America Alternative Loan Trust, Series 2007-2-2A1	6.00%		06/25/2037	1,189,104
8,404,229	Banc of America Funding Corporation, Series 2006-2-3A1	6.00%		03/25/2036	8,658,187
276,761	Banc of America Funding Corporation, Series 2006-2-4A1	20.53%	I/F	03/25/2036	354,428
1,230,968	Banc of America Funding Corporation, Series 2006-2-6A2	5.50%		03/25/2036	1,220,994
5,568,095	Banc of America Funding Corporation, Series 2006-3-1A1	6.00%		03/25/2036	5,216,415
1,162,869	Banc of America Funding Corporation, Series 2006-3-6A1	6.22%	#	03/25/2036	1,174,362
8,121,276	Banc of America Funding Corporation, Series 2006-6-1A7	6.25%		08/25/2036	7,980,435
2,269,524	Banc of America Funding Corporation, Series 2006-7-T2A5	6.04%	#	10/25/2036	1,910,576
10,696,953	Banc of America Funding Corporation, Series 2006-7-T2A8	5.91%	#	10/25/2036	8,979,284
2,099,547	Banc of America Funding Corporation, Series 2006-8T2-A8	6.10%	#	10/25/2036	1,844,265
938,906	Banc of America Funding Corporation, Series 2006-B-7A1	3.19%	#	03/20/2036	843,650
12,864,003	Banc of America Funding Corporation, Series 2006-D-6A1	3.39%	#	05/20/2036	11,317,262
906,962	Banc of America Funding Corporation, Series 2006-G-2A1	0.96%	#	07/20/2036	890,260
487,223	Banc of America Funding Corporation, Series 2006-H-3A1	3.16%	#	09/20/2046	392,051
1,458,427	Banc of America Funding Corporation, Series 2007-1-TA10	5.84%	#	01/25/2037	1,245,764
2,078,753	Banc of America Funding Corporation, Series 2007-3-TA1B	5.83%	#	04/25/2037	1,827,000
3,315,995	Banc of America Funding Corporation, Series 2007-5-1A1	5.50%		07/25/2037	2,758,896
3,484,305	Banc of America Funding Corporation, Series 2009-R14-3A	14.78%	#^I/F	06/26/2035	3,772,694
5,599,309	Banc of America Funding Corporation, Series 2009-R15A-4A2	5.75%	^	12/26/2036	5,206,917
1,959,308	Banc of America Funding Corporation, Series 2010-R1-3A	13.38%	#^I/F	07/26/2036	1,959,442
1,067,634	Banc of America Mortgage Securities, Inc., Series 2004-K-4A1	3.34%	#	12/25/2034	1,041,117
4,550,267	Banc of America Mortgage Securities, Inc., Series 2006-1-A9	6.00%		05/25/2036	4,058,439
537,139	Banc of America Mortgage Securities, Inc., Series 2007-1-2A5	5.75%		01/25/2037	469,823
32,907,905	Bayview Opportunity Master Fund Trust, Series 2016-1-A1	4.35%	#^	01/28/2031	32,841,405
34,466,644	Bayview Opportunity Master Fund Trust, Series 2016-A-A	4.46%	#^	01/28/2036	34,430,116
64,361,401	Bayview Opportunity Master Fund Trust, Series 2016-B-A	4.25%	#^	03/28/2036	64,708,276
41,931,619	Bayview Opportunity Master Fund Trust, Series 2016-RN3-A1	3.60%	#^	09/29/2031	41,877,079
20,882,067	Bayview Opportunity Master Fund Trust, Series 2016-RPL4-A1	3.47%	#^	07/28/2018	20,821,309
4,065,696	BCAP LLC Trust, Series 2007-AA2-2A7	6.00%		04/25/2037	3,575,108
4,402,880	BCAP LLC Trust, Series 2007-AA2-2A8	5.75%		04/25/2037	3,820,499
13,207,171	BCAP LLC Trust, Series 2008-RR3-A1B	6.66%	#^	10/25/2036	9,170,416
4,678,347	BCAP LLC Trust, Series 2009-RR13-18A2	5.75%	#^	07/26/2037	3,968,316
14,541,613	BCAP LLC Trust, Series 2009-RR1-3A3	6.00%	#^	08/26/2037	13,907,975
6,505,885	BCAP LLC Trust, Series 2009-RR4-4A2	5.75%	^	02/26/2036	5,142,667
5,271,798	BCAP LLC Trust, Series 2010-RR10-5A1	7.00%	#^	04/27/2037	5,709,595
9,590,135	BCAP LLC Trust, Series 2010-RR12-3A15	6.08%	#^	08/26/2037	9,721,030
3,350,000	BCAP LLC Trust, Series 2010-RR5-2A3	6.10%	#^	04/26/2037	3,368,111
1,375,715	BCAP LLC Trust, Series 2011-RR12-2A5	2.68%	#^	12/26/2036	1,371,040
733,166	BCAP LLC Trust, Series 2012-RR1-3A3	3.50%	#^	10/26/2035	733,005
8,362,872	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12-13A1	3.39%	#	02/25/2036	8,022,974
9,170,850	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4-4A1	3.22%	#	10/25/2046	8,154,928
10,998,331	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1-2A1	3.00%	#	02/25/2047	9,207,915
6,215,097	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1-3A1	2.99%	#	02/25/2047	5,202,258
3,987,076	Bear Stearns Alt-A Trust, Series 2004-11-2A3	2.95%	#	11/25/2034	3,915,536
29,418,738	Bear Stearns Alt-A Trust, Series 2006-3-21A1	2.91%	#	05/25/2036	22,353,169
14,747,058	Bear Stearns Alt-A Trust, Series 2006-6-2A1	3.22%	#	11/25/2036	12,471,050
8,633,289	Bear Stearns Asset Backed Securities Trust, Series 2004-AC4-A2	6.00%	#	08/25/2034	8,921,152
23,565,879	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-1A	5.75%	#	04/25/2035	23,516,277
7,328,607	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-2A1	5.75%	#	04/25/2035	7,477,735
11,900,229	Bear Stearns Asset Backed Securities Trust, Series 2005-AC7-A4	6.00%	#	10/25/2035	11,469,589
15,649,110	Bear Stearns Asset Backed Securities Trust, Series 2006-AC1-1A1	6.25%	#	02/25/2036	12,106,289
9,192,008	Bear Stearns Asset Backed Securities Trust, Series 2006-AC5-A1	6.25%	#	12/25/2036	8,864,505
1,982,168	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A2A	6.00%		10/25/2036	1,475,792
1,476,724	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	1,133,013
4,385,133	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-23A1	2.72%	#	10/25/2036	3,533,787
22,457,130	Bear Stearns Mortgage Funding Trust, Series 2006-AR3-2A1	0.96%	#	11/25/2036	18,795,980
1,090,170,212	Belle Haven Ltd., Series 2006-1A-A1	1.11%	#^	07/05/2046	31,941,987
26,860,876	CAM Mortgage Trust, Series 2016-2-A1	3.25%	#^	06/15/2057	26,736,929
2,750,000	Centex Home Equity, Series 2004-A-AF5	5.43%	#	01/25/2034	2,770,142
1,780,968	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-4-2M1	1.66%	#	03/25/2033	1,722,518
10,548,709	Chase Mortgage Finance Trust, Series 2005-A1-2A4	3.18%	#	12/25/2035	9,908,043
14,905,668	Chase Mortgage Finance Trust, Series 2006-S2-1A9	6.25%		10/25/2036	12,429,661
8,389,781	Chase Mortgage Finance Trust, Series 2006-S3-1A2	6.00%		11/25/2036	6,861,829
22,534,400	Chase Mortgage Finance Trust, Series 2006-S4-A8	6.00%		12/25/2036	18,129,748
9,488,032	Chase Mortgage Finance Trust, Series 2007-A2-6A4	3.05%	#	07/25/2037	9,067,212
4,338,854	Chase Mortgage Finance Trust, Series 2007-S3-1A5	6.00%		05/25/2037	3,468,008
2,170,603	Chase Mortgage Finance Trust, Series 2007-S3-2A1	5.50%		05/25/2037	1,704,766
4,308,799	Chase Mortgage Finance Trust, Series 2007-S5-1A18	6.00%		07/25/2037	3,584,859
7,499,612	ChaseFlex Trust, Series 2005-1-3A1	6.00%		02/25/2035	7,455,621
2,025,989	ChaseFlex Trust, Series 2006-1-A5	4.63%	#	06/25/2036	1,964,163
6,638,314	ChaseFlex Trust, Series 2006-2-A2B	0.96%	#	09/25/2036	5,249,265
5,697,969	ChaseFlex Trust, Series 2007-1-1A1	6.50%		02/25/2037	4,114,015
13,434,719	ChaseFlex Trust, Series 2007-M1-2F4	4.31%	#	08/25/2037	11,187,619
13,973,302	ChaseFlex Trust, Series 2007-M1-2F5	4.31%	#	08/25/2037	11,634,993
23,791,075	CHL Mortgage Pass-Through Trust, Series 2007-HYB1-2A1	2.90%	#	03/25/2037	20,450,960
65,959,595	CIM Trust, Series 2016-1RR-B2	10.66	#^	07/26/2055	58,302,999
75,440,246	CIM Trust, Series 2016-2RR-B2	11.11	#^	02/27/2056	67,109,568
73,074,681	CIM Trust, Series 2016-3RR-B2	11.38	#^	02/27/2056	65,010,561
9,449,182	Citicorp Mortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	9,642,776
2,046,126	Citicorp Mortgage Securities, Inc., Series 2006-7-1A1	6.00%		12/25/2036	1,862,829
6,594,000	Citicorp Residential Mortgage Securities, Inc., Series 2006-2-A5	5.75%	#	09/25/2036	6,803,660
37,756,360	Citicorp Residential Mortgage Securities, Inc., Series 2007-1-A4	5.75%	#	03/25/2037	39,443,827
2,848,116	Citigroup Mortgage Loan Trust, Inc., Series 2005-5-2A2	5.75%		08/25/2035	2,188,817
1,574,930	Citigroup Mortgage Loan Trust, Inc., Series 2005-9-21A1	5.50%		11/25/2035	1,440,609
4,656,343	Citigroup Mortgage Loan Trust, Inc., Series 2006-4-2A1A	6.00%		12/25/2035	4,222,009
54,169,014	Citigroup Mortgage Loan Trust, Inc., Series 2006-AMC1-A1	0.90%	#^	09/25/2036	47,524,409
4,346,717	Citigroup Mortgage Loan Trust, Inc., Series 2006-FX1-A6	5.85%	#	10/25/2036	3,660,641
2,392,968	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1-A2D	5.20%	#	03/25/2036	1,717,087
14,274,147	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2-A2D	6.16%	#	05/25/2036	8,858,148
7,580,000	Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3-M1	1.05%	#	10/25/2036	7,255,251
6,511,443	Citigroup Mortgage Loan Trust, Inc., Series 2007-10-1A1A	5.62%	#	04/25/2037	6,660,454
1,054,274	Citigroup Mortgage Loan Trust, Inc., Series 2007-12-2A1	6.50%	^	10/25/2036	779,279
329,295	Citigroup Mortgage Loan Trust, Inc., Series 2007-2-2A	6.00%		11/25/2036	339,256
30,959,744	Citigroup Mortgage Loan Trust, Inc., Series 2007-9-1A1	5.75%	^	04/25/2047	24,447,731
1,476,415	Citigroup Mortgage Loan Trust, Inc., Series 2007-9-2A2	6.50%	^	05/25/2037	1,462,580
102,696,631	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2-A1	0.90%	#^	01/25/2037	81,950,792
6,082,115	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5-1A3A	3.31%	#	04/25/2037	5,511,199
5,924,231	Citigroup Mortgage Loan Trust, Inc., Series 2007-OPX1-A3A	5.97%	#	01/25/2037	4,205,299
13,059,136	Citigroup Mortgage Loan Trust, Inc., Series 2007-OXP1-A5A	5.76%	#	01/25/2037	9,272,246
23,073,319	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH3-A2	0.92%	#	06/25/2037	22,533,060
20,000,000	Citigroup Mortgage Loan Trust, Inc., Series 2008-AR4-1A1B	2.99%	#^	11/25/2038	19,258,950
82,555	Citigroup Mortgage Loan Trust, Inc., Series 2010-12-3A1	4.00%	^	04/25/2037	82,664
11,156,972	Citigroup Mortgage Loan Trust, Inc., Series 2010-7-9A4	6.00%	#^	10/25/2037	9,964,462
174,323,348	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A4	6.09%	#^	11/25/2036	169,626,729
126,781	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A6	4.00%	^	11/25/2036	126,875
139,022,463	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-6A4	6.13%	#^	12/25/2036	135,348,475
117,721,693	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-7A4	6.00%	#^	06/25/2037	108,528,924
41,464,357	Citigroup Mortgage Loan Trust, Inc., Series 2014-J2-A1	3.50%	#^	11/25/2044	41,716,958
5,853,699	CitiMortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	5,115,417
5,478,185	CitiMortgage Alternative Loan Trust, Series 2006-A3-1A13	6.00%		07/25/2036	4,939,538
3,973,397	CitiMortgage Alternative Loan Trust, Series 2006-A4-1A8	6.00%		09/25/2036	3,547,544
1,311,737	CitiMortgage Alternative Loan Trust, Series 2006-A5-2A1	5.50%		10/25/2021	1,319,210
3,965,257	CitiMortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	3,302,171
6,758,787	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A5	6.00%		01/25/2037	5,898,439
3,295,356	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	2,875,879
8,431,591	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A9	4.64%	#I/FI/O	01/25/2037	1,165,756
7,044,773	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A1	6.00%	#	03/25/2037	6,202,908
16,212,279	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A3	4.64%	#I/FI/O	03/25/2037	2,323,166
6,353,244	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A4	5.75%		03/25/2037	5,509,723
11,504,660	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A3	1.09%	#	04/25/2037	8,178,336
11,504,660	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A4	5.91%	#I/FI/O	04/25/2037	2,218,142
1,669,867	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A11	6.00%		05/25/2037	1,567,711
22,015,983	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A8	6.00%		05/25/2037	20,669,134
787,440	CitiMortgage Alternative Loan Trust, Series 2007-A8-A1	6.00%		10/25/2037	715,683
14,333,834	COLT Funding LLC, Series 2015-1-A1F	4.00%	#^	12/26/2045	14,288,405
33,329,673	Countrywide Alternative Loan Trust, Series 2004-36CB-1A1	6.00%		02/25/2035	30,840,753
8,085,197	Countrywide Alternative Loan Trust, Series 2005-13CB-A3	5.50%		05/25/2035	7,681,393
6,329,619	Countrywide Alternative Loan Trust, Series 2005-20CB-2A1	1.26%	#	07/25/2035	4,888,371
12,922,973	Countrywide Alternative Loan Trust, Series 2005-20CB-2A2	4.24%	#I/FI/O	07/25/2035	1,535,044
1,011,105	Countrywide Alternative Loan Trust, Series 2005-20CB-4A1	5.25%		07/25/2020	991,527
4,629,495	Countrywide Alternative Loan Trust, Series 2005-26CB-A11	11.68%	#I/F	07/25/2035	4,686,391
6,379,492	Countrywide Alternative Loan Trust, Series 2005-28CB-1A2	1.51%	#	08/25/2035	5,187,340
2,272,990	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	1,708,762
3,195,812	Countrywide Alternative Loan Trust, Series 2005-46CB-A20	5.50%		10/25/2035	3,047,916
10,027,513	Countrywide Alternative Loan Trust, Series 2005-48T1-A2	5.50%		11/25/2035	8,375,061
4,028,631	Countrywide Alternative Loan Trust, Series 2005-54CB-3A4	5.50%		11/25/2035	3,509,258
38,189,251	Countrywide Alternative Loan Trust, Series 2005-57CB-1A1	5.50%		12/25/2035	34,716,588
782,587	Countrywide Alternative Loan Trust, Series 2005-60T1-A7	30.39%	#I/F	12/25/2035	1,042,335
1,215,553	Countrywide Alternative Loan Trust, Series 2005-64CB-1A14	5.50%		12/25/2035	1,139,472
17,642,232	Countrywide Alternative Loan Trust, Series 2005-64CB-1A4	5.50%		12/25/2035	16,538,017
2,927,563	Countrywide Alternative Loan Trust, Series 2005-73CB-1A5	1.56%	#	01/25/2036	2,404,283
7,365,144	Countrywide Alternative Loan Trust, Series 2005-73CB-1A6	3.94%	#I/FI/O	01/25/2036	755,246
64,308,833	Countrywide Alternative Loan Trust, Series 2005-77T1-1A1	6.00%		02/25/2036	51,208,693
1,601,052	Countrywide Alternative Loan Trust, Series 2005-79CB-A5	5.50%		01/25/2036	1,344,235
41,610,860	Countrywide Alternative Loan Trust, Series 2005-85CB-1A1	6.00%		02/25/2036	32,990,246
3,702,751	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6	18.86%	#I/F	02/25/2036	4,511,511
2,147,638	Countrywide Alternative Loan Trust, Series 2005-86CB-A5	5.50%		02/25/2036	1,861,193
4,166,733	Countrywide Alternative Loan Trust, Series 2005-J10-1A11	5.50%		10/25/2035	3,741,772
948,251	Countrywide Alternative Loan Trust, Series 2005-J10-1A13	1.46%	#	10/25/2035	716,163
444,202	Countrywide Alternative Loan Trust, Series 2005-J10-1A15	5.50%		10/25/2035	398,899
1,046,731	Countrywide Alternative Loan Trust, Series 2005-J11-1A3	5.50%		11/25/2035	886,529
1,352,111	Countrywide Alternative Loan Trust, Series 2005-J11-6A1	6.50%		09/25/2032	1,319,991
1,668,525	Countrywide Alternative Loan Trust, Series 2005-J13-2A5	1.24%	#	11/25/2035	1,210,628
3,337,051	Countrywide Alternative Loan Trust, Series 2005-J13-2A6	4.26%	#I/FI/O	11/25/2035	403,966
3,891,000	Countrywide Alternative Loan Trust, Series 2005-J1-5A3	5.50%		02/25/2035	3,698,928
1,946,046	Countrywide Alternative Loan Trust, Series 2005-J1-7A1	5.50%		01/25/2020	1,961,970
1,273,275	Countrywide Alternative Loan Trust, Series 2005-J2-1A5	1.26%	#	04/25/2035	1,043,482
3,917,770	Countrywide Alternative Loan Trust, Series 2005-J2-1A6	4.24%	#I/FI/O	04/25/2035	436,258
11,347,933	Countrywide Alternative Loan Trust, Series 2005-J3-2A8	1.06%	#	05/25/2035	9,466,148
11,347,933	Countrywide Alternative Loan Trust, Series 2005-J3-2A9	4.44%	#I/FI/O	05/25/2035	1,557,907
5,246,028	Countrywide Alternative Loan Trust, Series 2006-12CB-A3	5.75%	#	05/25/2036	3,895,790
2,575,554	Countrywide Alternative Loan Trust, Series 2006-15CB-A1	6.50%		06/25/2036	1,868,822
1,714,764	Countrywide Alternative Loan Trust, Series 2006-18CB-A12	1.36%	#	07/25/2036	1,044,750
1,714,764	Countrywide Alternative Loan Trust, Series 2006-18CB-A13	4.74%	#I/FI/O	07/25/2036	271,721
8,612,927	Countrywide Alternative Loan Trust, Series 2006-19CB-A12	1.16%	#	08/25/2036	5,290,434
11,679,646	Countrywide Alternative Loan Trust, Series 2006-19CB-A13	4.84%	#I/FI/O	08/25/2036	1,913,294
1,798,028	Countrywide Alternative Loan Trust, Series 2006-19CB-A15	6.00%		08/25/2036	1,577,046
2,857,561	Countrywide Alternative Loan Trust, Series 2006-24CB-A11	5.75%		06/25/2036	2,469,581
8,363,731	Countrywide Alternative Loan Trust, Series 2006-24CB-A14	6.39%	#I/FI/O	06/25/2036	2,188,617
6,706,623	Countrywide Alternative Loan Trust, Series 2006-24CB-A22	6.00%		06/25/2036	5,894,933
7,198,221	Countrywide Alternative Loan Trust, Series 2006-24CB-A5	1.36%	#	06/25/2036	4,515,418
2,710,122	Countrywide Alternative Loan Trust, Series 2006-26CB-A17	6.25%		09/25/2036	2,245,675
3,478,672	Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	2,947,786
5,512,831	Countrywide Alternative Loan Trust, Series 2006-29T1-1A2	6.25%		10/25/2036	4,470,240
919,569	Countrywide Alternative Loan Trust, Series 2006-29T1-2A12	41.24%	#I/F	10/25/2036	1,833,840
563,256	Countrywide Alternative Loan Trust, Series 2006-29T1-2A23	30.09%	#I/F	10/25/2036	893,436
6,216,320	Countrywide Alternative Loan Trust, Series 2006-30T1-1A2	6.25%		11/25/2036	5,484,825
4,307,063	Countrywide Alternative Loan Trust, Series 2006-32CB-A1	1.43%	#	11/25/2036	2,741,080
7,184,181	Countrywide Alternative Loan Trust, Series 2006-32CB-A2	4.57%	#I/FI/O	11/25/2036	1,292,180
7,364,530	Countrywide Alternative Loan Trust, Series 2006-36T2-2A1	6.25%		12/25/2036	5,117,701
2,383,292	Countrywide Alternative Loan Trust, Series 2006-39CB-1A10	6.00%		01/25/2037	2,292,100
18,019,196	Countrywide Alternative Loan Trust, Series 2006-39CB-2A2	5.79%	#I/FI/O	01/25/2037	5,152,641
6,136,386	Countrywide Alternative Loan Trust, Series 2006-39CB-2A4	1.21%	#	01/25/2037	1,176,855
3,475,138	Countrywide Alternative Loan Trust, Series 2006-40T1-1A11	6.00%		01/25/2037	3,031,366
5,914,561	Countrywide Alternative Loan Trust, Series 2006-40T1-1A4	4.69%	#I/FI/O	01/25/2037	897,772
6,249,563	Countrywide Alternative Loan Trust, Series 2006-41CB-1A10	6.00%		01/25/2037	5,211,394
6,580,925	Countrywide Alternative Loan Trust, Series 2006-41CB-1A9	6.00%		01/25/2037	5,487,710
5,644,809	Countrywide Alternative Loan Trust, Series 2006-45T1-1A4	1.36%	#	02/25/2037	2,207,504
5,644,809	Countrywide Alternative Loan Trust, Series 2006-45T1-1A5	4.64%	#I/FI/O	02/25/2037	825,317
1,955,977	Countrywide Alternative Loan Trust, Series 2006-6CB-1A4	5.50%		05/25/2036	1,833,049
11,692,727	Countrywide Alternative Loan Trust, Series 2006-J1-1A3	5.50%		02/25/2036	10,301,758
5,762,912	Countrywide Alternative Loan Trust, Series 2006-J1-A10	5.50%		02/25/2036	5,077,355
2,119,413	Countrywide Alternative Loan Trust, Series 2006-J4-2A2	6.00%		07/25/2036	1,819,488
1,310,734	Countrywide Alternative Loan Trust, Series 2007-11T1-A24	35.36%	#I/F	05/25/2037	2,166,701
20,464,892	Countrywide Alternative Loan Trust, Series 2007-15CB-A1	6.00%		07/25/2037	18,680,871
13,838,050	Countrywide Alternative Loan Trust, Series 2007-16CB-2A1	1.21%	#	08/25/2037	7,445,060
4,007,153	Countrywide Alternative Loan Trust, Series 2007-16CB-2A2	48.28%	#I/F	08/25/2037	8,369,760
8,068,068	Countrywide Alternative Loan Trust, Series 2007-16CB-4A7	6.00%		08/25/2037	7,582,634
12,171,086	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10	26.42%	#I/F	08/25/2037	17,707,968
1,945,424	Countrywide Alternative Loan Trust, Series 2007-18CB-2A25	6.00%		08/25/2037	1,763,549
1,164,805	Countrywide Alternative Loan Trust, Series 2007-19-1A10	34.46%	#I/F	08/25/2037	2,166,005
17,120,131	Countrywide Alternative Loan Trust, Series 2007-19-1A4	6.00%		08/25/2037	13,558,837
38,255,215	Countrywide Alternative Loan Trust, Series 2007-19-2A1	6.50%		08/25/2037	24,311,560
5,925,380	Countrywide Alternative Loan Trust, Series 2007-21CB-2A2	25.38%	#I/F	09/25/2037	8,020,084
27,907,704	Countrywide Alternative Loan Trust, Series 2007-22-2A16	6.50%		09/25/2037	20,214,552
15,028,688	Countrywide Alternative Loan Trust, Series 2007-23CB-A3	1.26%	#	09/25/2037	7,949,098
21,328,824	Countrywide Alternative Loan Trust, Series 2007-23CB-A4	5.74%	#I/FI/O	09/25/2037	5,070,862
16,759,631	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	4,886,042
7,866,818	Countrywide Alternative Loan Trust, Series 2007-5CB-1A18	4.89%	#I/FI/O	04/25/2037	1,363,169
7,866,818	Countrywide Alternative Loan Trust, Series 2007-5CB-1A23	1.31%	#	04/25/2037	4,600,191
6,477,780	Countrywide Alternative Loan Trust, Series 2007-6-A4	5.75%		04/25/2047	5,376,704
541,473	Countrywide Alternative Loan Trust, Series 2007-8CB-A12	35.66%	#I/F	05/25/2037	1,029,009
578,014	Countrywide Alternative Loan Trust, Series 2007-8CB-A8	35.54%	#I/F	05/25/2037	1,094,694
835,062	Countrywide Alternative Loan Trust, Series 2007-9T1-1A4	1.26%	#	05/25/2037	406,645
835,062	Countrywide Alternative Loan Trust, Series 2007-9T1-1A5	4.74%	#I/FI/O	05/25/2037	157,101
22,873,490	Countrywide Alternative Loan Trust, Series 2007-9T1-1A6	6.00%		05/25/2037	16,638,376
2,446,916	Countrywide Alternative Loan Trust, Series 2007-9T1-2A1	6.00%		05/25/2037	1,808,852
684,401	Countrywide Alternative Loan Trust, Series 2007-9T1-3A1	5.50%		05/25/2022	497,512
68,996,266	Countrywide Alternative Loan Trust, Series 2007-HY2-1A	2.84%	#	03/25/2047	60,162,150
6,591,798	Countrywide Alternative Loan Trust, Series 2007-HY5R-2A1B	2.86%	#	03/25/2047	6,219,704
3,994,855	Countrywide Asset-Backed Certificates, Series 2003-BC6-M1	1.58%	#	11/25/2033	3,842,194
1,547,725	Countrywide Asset-Backed Certificates, Series 2005-13-AF3	4.79%	#	04/25/2036	1,362,104
23,200,000	Countrywide Asset-Backed Certificates, Series 2005-4-AF5B	4.84%	#	10/25/2035	23,033,603
544,800	Countrywide Home Loans, Series 2002-32-2A6	5.00%		01/25/2018	547,131
3,323,336	Countrywide Home Loans, Series 2003-60-4A1	3.00%	#	02/25/2034	3,309,446
3,640,102	Countrywide Home Loans, Series 2004-R2-1AF1	1.18%	#^	11/25/2034	3,182,924
3,541,811	Countrywide Home Loans, Series 2004-R2-1AS	5.59%	#^I/O	11/25/2034	538,465
7,618,302	Countrywide Home Loans, Series 2005-20-A5	5.50%		10/25/2035	7,386,570
5,505,999	Countrywide Home Loans, Series 2005-20-A8	5.25%		10/25/2035	5,405,134
16,047,985	Countrywide Home Loans, Series 2005-23-A1	5.50%		11/25/2035	15,037,796
4,489,891	Countrywide Home Loans, Series 2005-24-A8	5.50%		11/25/2035	4,017,375
1,420,197	Countrywide Home Loans, Series 2005-27-2A1	5.50%		12/25/2035	1,240,125
2,360,622	Countrywide Home Loans, Series 2005-28-A7	5.25%		01/25/2019	2,130,379
28,303,461	Countrywide Home Loans, Series 2005-HYB1-4A1	2.87%	#	03/25/2035	26,396,504
3,529,311	Countrywide Home Loans, Series 2005-HYB8-1A1	3.11%	#	12/20/2035	2,770,825
4,906,768	Countrywide Home Loans, Series 2005-J3-2A4	4.50%		09/25/2035	4,624,875
3,905,399	Countrywide Home Loans, Series 2005-J4-A5	5.50%		11/25/2035	3,786,153
1,126,840	Countrywide Home Loans, Series 2005-R1-1AF1	1.12%	#^	03/25/2035	997,989
1,095,631	Countrywide Home Loans, Series 2005-R1-1AS	5.64%	#^I/O	03/25/2035	159,441
7,893,225	Countrywide Home Loans, Series 2006-16-2A1	6.50%		11/25/2036	6,593,383
9,185,277	Countrywide Home Loans, Series 2006-1-A2	6.00%		03/25/2036	7,856,489
3,579,391	Countrywide Home Loans, Series 2006-20-1A21	6.00%		02/25/2037	3,188,949
2,278,716	Countrywide Home Loans, Series 2006-J3-A4	5.50%		05/25/2036	2,291,377
9,267,863	Countrywide Home Loans, Series 2007-10-A7	6.00%		07/25/2037	7,744,446
31,008,136	Countrywide Home Loans, Series 2007-11-A1	6.00%		08/25/2037	26,231,445
18,580,650	Countrywide Home Loans, Series 2007-12-A9	5.75%		08/25/2037	16,407,587
8,059,588	Countrywide Home Loans, Series 2007-13-A1	6.00%		08/25/2037	7,040,242
9,440,295	Countrywide Home Loans, Series 2007-13-A110	6.00%		08/25/2037	8,246,322
9,656,429	Countrywide Home Loans, Series 2007-15-1A1	6.25%		09/25/2037	8,927,126
1,064,828	Countrywide Home Loans, Series 2007-15-1A16	6.25%		09/25/2037	984,407
4,731,776	Countrywide Home Loans, Series 2007-15-1A29	6.25%		09/25/2037	4,375,291
9,858,052	Countrywide Home Loans, Series 2007-17-1A2	6.00%		10/25/2037	9,484,393
1,150,892	Countrywide Home Loans, Series 2007-18-1A1	6.00%		11/25/2037	1,031,269
9,981,471	Countrywide Home Loans, Series 2007-3-A1	6.00%		04/25/2037	8,619,111
3,844,217	Countrywide Home Loans, Series 2007-3-A12	6.00%		04/25/2037	3,319,524
7,111,614	Countrywide Home Loans, Series 2007-4-1A39	6.00%		05/25/2037	6,041,115
3,517,602	Countrywide Home Loans, Series 2007-5-A2	5.75%		05/25/2037	3,232,167
12,560,472	Countrywide Home Loans, Series 2007-7-A1	6.00%		06/25/2037	11,457,631
3,765,200	Countrywide Home Loans, Series 2007-7-A2	5.75%		06/25/2037	3,393,874
10,103,413	Countrywide Home Loans, Series 2007-8-1A4	6.00%		01/25/2038	8,509,356
5,302,234	Countrywide Home Loans, Series 2007-8-1A5	5.44%		01/25/2038	4,282,050
12,310,672	Countrywide Home Loans, Series 2007-8-1A9	6.00%	#	01/25/2038	10,340,924
2,171,474	Countrywide Home Loans, Series 2007-9-A11	5.75%		07/25/2037	2,028,408
16,382,436	Countrywide Home Loans, Series 2007-HY1-1A1	3.03%	#	04/25/2037	15,480,116
28,682,649	Countrywide Home Loans, Series 2007-J1-2A1	6.00%		02/25/2037	20,017,802
847,041	Countrywide Home Loans, Series 2007-J3-A1	1.26%	#	07/25/2037	530,865
4,235,206	Countrywide Home Loans, Series 2007-J3-A2	4.74%	#I/FI/O	07/25/2037	598,098
5,332,475	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-3-A4B	6.11%	#	11/25/2036	2,209,245
3,494,446	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-4-A6A	5.68%	#	12/25/2036	1,771,783
11,554,582	Credit Suisse First Boston Mortgage Backed Trust, Series 2007-1-1A1A	5.90%	#	05/25/2037	5,543,069
142,993	Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-AR8-2A1	2.99%	#	09/25/2034	141,215
3,309,752	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A4	5.50%		11/25/2035	3,076,322
982,408	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	913,120
16,363,405	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-5A1	5.25%		01/25/2036	15,571,424
10,868,372	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-7A1	7.00%		01/25/2036	4,263,022
6,759,360	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-3A10	5.50%		09/25/2035	6,478,620
5,634,628	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-7A1	7.00%		09/25/2035	4,106,418
2,971,165	Credit Suisse Mortgage Capital Certificates, Series 2005-1R-2A5	5.75%	^	12/26/2035	2,688,810
21,325,904	Credit Suisse Mortgage Capital Certificates, Series 2006-1-2A1	6.00%		02/25/2036	15,377,320
3,196,632	Credit Suisse Mortgage Capital Certificates, Series 2006-2-3A1	6.50%		03/25/2036	1,903,692
3,865,988	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A1	1.46%	#	03/25/2036	2,127,573
21,609,098	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A2	4.54%	#I/FI/O	03/25/2036	3,791,846
4,501,145	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A3	6.25%		03/25/2036	3,466,897
12,181,899	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A4	6.00%		03/25/2036	9,181,342
5,992,064	Credit Suisse Mortgage Capital Certificates, Series 2006-3-4A3	5.50%		04/25/2036	5,590,332
3,622,356	Credit Suisse Mortgage Capital Certificates, Series 2006-3-4A4	5.50%		04/25/2036	3,388,366
4,702,535	Credit Suisse Mortgage Capital Certificates, Series 2006-4-1A8	6.00%	#	05/25/2036	4,021,234
22,702,663	Credit Suisse Mortgage Capital Certificates, Series 2006-4-4A1	7.00%		05/25/2036	8,845,069
15,651,059	Credit Suisse Mortgage Capital Certificates, Series 2006-4-6A1	6.00%		05/25/2036	12,214,110
13,708,974	Credit Suisse Mortgage Capital Certificates, Series 2006-6-1A4	6.00%		07/25/2036	10,284,031
11,472,367	Credit Suisse Mortgage Capital Certificates, Series 2006-6-3A1	7.00%		07/25/2036	3,578,644
364,205	Credit Suisse Mortgage Capital Certificates, Series 2006-7-3A11	6.00%		08/25/2036	309,022
4,818,831	Credit Suisse Mortgage Capital Certificates, Series 2006-7-7A5	6.00%		08/25/2036	4,663,594
8,751,317	Credit Suisse Mortgage Capital Certificates, Series 2006-9-2A1	5.50%		11/25/2036	8,066,765
28,135,624	Credit Suisse Mortgage Capital Certificates, Series 2006-9-3A1	6.00%		11/25/2036	26,014,170
8,074,491	Credit Suisse Mortgage Capital Certificates, Series 2006-9-4A1	6.00%		11/25/2036	6,569,565
8,562,536	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A14	6.00%		11/25/2036	8,170,293
1,391,263	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A15	36.39%	#I/F	11/25/2036	2,305,756
11,994,862	Credit Suisse Mortgage Capital Certificates, Series 2007-1-1A4	6.13%	#	02/25/2037	5,681,819
11,700,689	Credit Suisse Mortgage Capital Certificates, Series 2007-1-3A1	6.00%		02/25/2022	8,834,298
7,207,379	Credit Suisse Mortgage Capital Certificates, Series 2007-1-5A14	6.00%		02/25/2037	6,224,281
112,661	Credit Suisse Mortgage Capital Certificates, Series 2007-2-2A1	5.00%		03/25/2037	110,776
10,869,381	Credit Suisse Mortgage Capital Certificates, Series 2007-3-2A10	6.00%		04/25/2037	8,603,290
6,961,471	Credit Suisse Mortgage Capital Certificates, Series 2007-5-2A5	5.00%		08/25/2037	6,455,533
53,183,925	Credit Suisse Mortgage Capital Certificates, Series 2007-5-3A19	6.00%		08/25/2037	52,155,406
23,969,189	Credit Suisse Mortgage Capital Certificates, Series 2007-5-3A9	6.00%		08/25/2037	22,359,804
12,546,905	Credit Suisse Mortgage Capital Certificates, Series 2008-2R-1A1	6.00%	^	07/25/2037	11,172,406
4,132,342	Credit Suisse Mortgage Capital Certificates, Series 2009-1R-4A2	3.44%	#^	07/20/2035	3,705,080
6,835,247	Credit Suisse Mortgage Capital Certificates, Series 2010-13R-1A2	5.50%	^	12/26/2035	6,232,555
93,898,000	Credit Suisse Mortgage Capital Certificates, Series 2010-17R-6A1	2.58%	#^	06/26/2037	92,489,605
25,607,388	Credit Suisse Mortgage Capital Certificates, Series 2010-2R-4A17	6.00%	#^	03/26/2037	24,636,289
52,391,248	Credit Suisse Mortgage Capital Certificates, Series 2010-4R-3A17	6.00%	#^	06/26/2037	52,685,839
25,867,114	Credit Suisse Mortgage Capital Certificates, Series 2010-4R-8A17	6.00%	#^	06/26/2037	24,451,789
6,079,442	Credit Suisse Mortgage Capital Certificates, Series 2010-6R-2A6A	6.25%	^	07/26/2037	6,171,842
19,518,465	Credit Suisse Mortgage Capital Certificates, Series 2010-7R-4A17	6.00%	#^	04/26/2037	18,922,510
37,511,183	Credit Suisse Mortgage Capital Certificates, Series 2010-9R-2A5	4.00%	^	02/27/2038	36,025,335
59,682,025	Credit Suisse Mortgage Capital Certificates, Series 2013-6-1A1	2.50%	#^	07/25/2028	58,736,686
53,540,464	Credit Suisse Mortgage Capital Certificates, Series 2013-9R-A1	3.00%	#^	05/27/2043	51,020,261
37,389,051	Credit Suisse Mortgage Capital Certificates, Series 2013-IVR4-A11	3.49%	#^	07/25/2043	37,144,844
26,449,292	Credit Suisse Mortgage Capital Certificates, Series 2013-IVR4-A2	3.00%	#^	07/25/2043	25,792,571
60,624,916	Credit Suisse Mortgage Capital Certificates, Series 2014-CIM1-A3	2.65%	#^	01/25/2058	61,017,171
7,312,912	Credit Suisse Mortgage Capital Certificates, Series 2014-WIN1-2A4	3.00%	#^	09/25/2044	7,075,220
100,901,661	Credit Suisse Mortgage Capital Certificates, Series 2015-1-A1	2.50%	#^	01/25/2045	98,427,411
143,893,961	Credit Suisse Mortgage Capital Certificates, Series 2015-PR2-A1	4.25%	#^	07/26/2055	144,996,347
86,095,948	Credit Suisse Mortgage Capital Certificates, Series 2015-RPL1-A1	3.63%	#^	02/25/2057	85,038,294
97,048,138	Credit Suisse Mortgage Capital Certificates, Series 2015-RPL2-A1A	3.75%	#^	11/25/2057	95,764,657
26,846,087	Credit Suisse Mortgage Capital Certificates, Series 2015-RPL3-A1	3.75%	#^	12/25/2056	26,476,199
34,972,677	Credit Suisse Mortgage Capital Certificates, Series 2016-PR1-A1	5.12%	#^	07/25/2056	34,297,607
279,789	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB6-A4	3.77%	#	07/25/2035	278,241
9,750,000	Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1-A3	5.83%	#^	12/25/2036	9,782,824
9,262,760	CSMLT Trust, Series 2015-1-A9	3.50%	#^	05/25/2045	9,360,454
51,023,629	CSMLT Trust, Series 2015-2-A7	3.50%	#^	08/25/2045	51,561,775
18,040,273	CSMLT Trust, Series 2015-3-1A2	3.50%	#^	11/25/2045	18,429,243
20,918,716	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-4-A5	5.50%	#	09/25/2035	18,745,726
1,424,645	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-1A6	31.59%	#I/F	11/25/2035	2,029,447
1,457,970	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A1	0.96%	#	11/25/2035	816,445
4,400,311	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A2	4.54%	#I/FI/O	11/25/2035	738,863
14,878,659	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-6-2A1	5.50%		12/25/2035	12,512,203
30,899,024	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-1-1A3A	0.97%	#	08/25/2037	28,182,642
37,126,410	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-2-2A1	1.06%	#	09/25/2047	30,559,182
19,088,057	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA5-A1B	0.98%	#	08/25/2047	15,809,347
1,193,479	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2-A2	5.75%	#	06/25/2036	997,813
2,294,327	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01%	#	10/25/2036	1,990,366
32,038,367	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A2	5.65%	#	10/25/2036	27,669,097
2,282,348	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3	5.90%	#	10/25/2036	1,980,164
3,355,335	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3A1	5.90%	#	10/25/2036	2,911,087
6,673,577	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A6A1	5.87%	#	10/25/2036	5,790,157
17,422,855	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1	11.14%	#^I/F	04/15/2036	19,067,633
6,994,515	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI1	11.12%	#^I/F	04/15/2036	7,648,229
11,410,872	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2	13.26%	#^I/F	04/15/2036	13,164,682
643,315	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI1	17.24%	#^I/F	04/15/2036	757,843
5,601,369	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI3	11.58%	#^I/F	04/15/2036	5,786,982
92,750,814	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4	11.14%	#^I/F	04/15/2036	94,703,200
4,994,611	Deutsche Mortgage Securities, Inc., Series 2009-RS2-4A2	0.71%	#^	04/26/2037	4,939,832
3,339,371	First Franklin Mortgage Loan Trust, Series 2006-FF1-2A3	1.00%	#	01/25/2036	3,328,247
11,814,720	First Franklin Mortgage Loan Trust, Series 2006-FF3-A2B	0.96%	#	02/25/2036	11,509,976
11,832,877	First Horizon Alternative Mortgage Securities, Series 2005-AA4-1A1	3.04%	#	05/25/2035	9,787,265
7,328,982	First Horizon Alternative Mortgage Securities, Series 2005-FA5-1A4	5.50%		08/25/2035	6,621,156
9,848,754	First Horizon Alternative Mortgage Securities, Series 2005-FA8-1A4	5.50%		11/25/2035	8,467,606
954,525	First Horizon Alternative Mortgage Securities, Series 2005-FA8-2A1	5.00%		11/25/2020	962,364
7,430,661	First Horizon Alternative Mortgage Securities, Series 2005-FA9-A4A	5.50%		12/25/2035	6,446,086
5,535,356	First Horizon Alternative Mortgage Securities, Series 2006-AA3-A1	3.13%	#	06/25/2036	4,531,531
4,333,828	First Horizon Alternative Mortgage Securities, Series 2006-FA1-1A12	6.00%		04/25/2036	3,522,334
255,638	First Horizon Alternative Mortgage Securities, Series 2006-FA1-1A6	1.51%	#	04/25/2036	247,288
2,825,563	First Horizon Alternative Mortgage Securities, Series 2006-FA2-1A5	6.00%		05/25/2036	2,262,000
805,053	First Horizon Alternative Mortgage Securities, Series 2006-FA7-A8	6.25%		12/25/2036	627,858
4,117,051	First Horizon Alternative Mortgage Securities, Series 2006-FA8-1A5	6.00%		02/25/2037	3,203,082
8,747,870	First Horizon Alternative Mortgage Securities, Series 2006-RE1-A1	5.50%		05/25/2035	7,833,244
24,556,415	First Horizon Alternative Mortgage Securities, Series 2007-FA3-A3	6.00%		06/25/2037	19,231,344
1,263,553	First Horizon Alternative Mortgage Securities, Series 2007-FA3-A4	6.00%		06/25/2037	989,551
1,368,867	First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A13	6.25%		08/25/2037	1,085,652
4,225,796	First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A4	6.25%		08/25/2037	3,351,488
1,985,517	First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A5	6.25%		08/25/2037	1,574,718
2,976,713	First Horizon Asset Securities, Inc., Series 2006-1-1A2	6.00%		05/25/2036	2,740,259
6,670,658	First Horizon Asset Securities, Inc., Series 2007-1-A3	6.00%		03/25/2037	5,906,924
4,644,842	First Horizon Asset Securities, Inc., Series 2007-4-1A1	6.00%		08/25/2037	3,909,226
60,527,084	GCAT LLC, Series 2016-1-A1	4.50%	#^	03/25/2021	60,852,713
46,273,000	GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2-A2D	1.08%	#	12/25/2035	36,459,177
5,876,496	GMACM Mortgage Loan Trust, Series 2003-AR1-A5	3.78%	#	10/19/2033	5,947,265
8,741,280	GMACM Mortgage Loan Trust, Series 2005-AR5-3A1	3.59%	#	09/19/2035	8,452,980
11,191,427	GMACM Mortgage Loan Trust, Series 2005-J1-A14	5.50%		12/25/2035	10,811,209
44,871,899	GreenPoint Mortgage Funding Trust, Series 2005-AR3-2A1	1.02%	#	08/25/2045	28,974,597
1,803,630	GS Mortgage Securities Corporation, Series 2008-2R-1A1	7.50%	#^	09/25/2036	1,296,363
6,663,302	GS Mortgage Securities Corporation, Series 2009-3R-1A2	6.00%	#^	04/25/2037	6,255,243
272,441	GSAA Home Equity Trust, Series 2005-12-AF3	5.07%	#	09/25/2035	230,944
30,705,684	GSAA Home Equity Trust, Series 2005-7-AF3	4.75%	#	05/25/2035	31,031,404
11,574,173	GSAA Home Equity Trust, Series 2006-10-AF3	5.98%	#	06/25/2036	5,794,789
8,283,834	GSAA Home Equity Trust, Series 2006-10-AF4	6.30%	#	06/25/2036	4,145,341
15,573,258	GSAA Home Equity Trust, Series 2006-15-AF4	5.96%	#	09/25/2036	8,151,495
2,644,238	GSAA Home Equity Trust, Series 2006-18-AF3A	5.77%	#	11/25/2036	1,480,763
5,698,684	GSAA Home Equity Trust, Series 2006-18-AF6	5.68%	#	11/25/2036	2,867,479
6,893,740	GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	5,847,785
3,851,049	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	2,790,695
31,368,752	GSAMP Trust, Series 2006-HE6-A3	0.91%	#	08/25/2036	25,536,457
15,272,647	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AF	1.11%	#^	03/25/2035	13,618,556
15,272,647	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AS	4.26%	#^I/O	03/25/2035	1,438,450
8,623,252	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AF	1.11%	#^	09/25/2035	7,472,382
8,623,252	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AS	4.11%	#^I/O	09/25/2035	928,901
33,467,971	GSMPS Mortgage Loan Trust, Series 2006-RP1-1AS	4.00%	#^I/O	01/25/2036	4,094,562
33,467,971	GSMPS Mortgage Loan Trust, Series 2006-RP1-AF1	1.11%	#^	01/25/2036	28,202,097
11,144,399	GSMSC Pass-Through Trust, Series 2009-3R-3A2	5.75%	#^	04/25/2037	10,659,027
2,905,933	GSR Mortgage Loan Trust, Series 2005-1F-1A2	5.50%		02/25/2035	2,957,384
5,685,414	GSR Mortgage Loan Trust, Series 2005-1F-3A3	6.00%		01/25/2035	5,756,248
919,439	GSR Mortgage Loan Trust, Series 2005-6F-3A5	6.00%		07/25/2035	936,786
8,962,691	GSR Mortgage Loan Trust, Series 2005-6F-3A9	6.14%	#I/FI/O	07/25/2035	1,165,454
885,774	GSR Mortgage Loan Trust, Series 2005-6F-4A1	1.26%	#	07/25/2035	709,046
558,178	GSR Mortgage Loan Trust, Series 2005-7F-3A1	1.26%	#	09/25/2035	519,860
13,094,598	GSR Mortgage Loan Trust, Series 2005-8F-3A5	6.00%		11/25/2035	10,892,961
4,496,931	GSR Mortgage Loan Trust, Series 2005-8F-4A1	6.00%		11/25/2035	4,105,393
1,621,250	GSR Mortgage Loan Trust, Series 2006-1F-1A2	5.50%		02/25/2036	1,537,708
1,196,248	GSR Mortgage Loan Trust, Series 2006-2F-2A3	5.75%		02/25/2036	1,120,691
4,424,735	GSR Mortgage Loan Trust, Series 2006-2F-3A3	6.00%		02/25/2036	3,667,851
5,313,728	GSR Mortgage Loan Trust, Series 2006-2F-3A6	6.00%		02/25/2036	4,404,775
14,608,906	GSR Mortgage Loan Trust, Series 2006-6F-2A3	6.00%		07/25/2036	12,470,263
12,003,791	GSR Mortgage Loan Trust, Series 2006-7F-2A1	6.00%		08/25/2036	11,032,556
7,959,474	GSR Mortgage Loan Trust, Series 2006-7F-3A4	6.25%		08/25/2036	5,854,987
9,080,256	GSR Mortgage Loan Trust, Series 2006-9F-2A1	6.00%		10/25/2036	8,546,269
24,152,630	GSR Mortgage Loan Trust, Series 2006-9F-4A1	6.50%		10/25/2036	20,425,137
139,149	GSR Mortgage Loan Trust, Series 2006-9F-8A1	5.50%		08/25/2021	131,689
9,303,183	GSR Mortgage Loan Trust, Series 2006-OA1-2A1	0.95%	#	08/25/2046	9,192,023
1,864,701	GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	1,769,659
3,044,477	GSR Mortgage Loan Trust, Series 2007-4F-1A1	5.00%		07/25/2037	2,891,270
40,398,655	GSR Mortgage Loan Trust, Series 2007-4F-3A11	6.00%		07/25/2037	36,756,159
2,202,326	HarborView Mortgage Loan Trust, Series 2005-14-3A1A	3.34%	#	12/19/2035	1,930,704
9,341,435	HarborView Mortgage Loan Trust, Series 2006-10-2A1A	0.92%	#	11/19/2036	7,754,657
21,429,700	HarborView Mortgage Loan Trust, Series 2006-11-A1A	0.91%	#	12/19/2036	16,068,746
1,547,727	Home Equity Asset Trust, Series 2003-3-M1	2.05%	#	08/25/2033	1,496,070
605,752	Home Equity Asset Trust, Series 2004-7-M2	1.75%	#	01/25/2035	551,442
15,000,000	Home Equity Loan Trust, Series 2007-FRE1-2AV2	0.92%	#	04/25/2037	13,619,060
1,844,011	HomeBanc Mortgage Trust, Series 2005-1-M2	1.25%	#	03/25/2035	1,414,094
27,029,628	HomeBanc Mortgage Trust, Series 2005-3-A1	1.00%	#	07/25/2035	26,516,660
2,331,396	HomeBanc Mortgage Trust, Series 2006-1-3A1	2.75%	#	04/25/2037	2,199,721
36,485,552	HSI Asset Loan Obligation Trust, Series 2007-2-3A6	6.00%		09/25/2037	27,742,735
5,762,431	HSI Asset Loan Obligation Trust, Series 2007-AR1-3A1	3.26%	#	01/25/2037	4,691,415
1,097,338	IMPAC Trust, Series 2002-9F-A1	5.22%	#	12/25/2032	1,104,492
2,611,447	IndyMac Mortgage Loan Trust, Series 2006-AR2-1A1	3.35%	#	09/25/2036	2,083,176
7,449,194	IndyMac Mortgage Loan Trust, Series 2006-AR2-4A1	3.24%	#	09/25/2036	6,442,850
31,095,758	IndyMac Mortgage Loan Trust, Series 2006-AR3-1A1	3.40%	#	12/25/2036	27,536,929
10,053,994	IndyMac Mortgage Loan Trust, Series 2006-AR7-3A1	3.10%	#	05/25/2036	8,561,480
5,756,769	IndyMac Mortgage Loan Trust, Series 2007-A1-A1	6.00%		08/25/2037	4,669,780
4,214,405	IndyMac Mortgage Loan Trust, Series 2007-A1-A7	6.00%		08/25/2037	3,418,644
25,483,944	IndyMac Mortgage Loan Trust, Series 2007-A3-A1	6.25%		11/25/2037	20,486,023
13,603,584	IndyMac Mortgage Loan Trust, Series 2007-AR1-3A1	4.25%	#	03/25/2037	11,978,016
6,399,130	IndyMac Mortgage Loan Trust, Series 2007-AR3-3A1	4.69%	#	07/25/2037	5,505,373
592,859	IndyMac Mortgage Loan Trust, Series 2007-F2-1A2	6.00%		07/25/2037	533,638
27,802,768	IndyMac Mortgage Loan Trust, Series 2007-F2-2A1	6.50%		07/25/2037	17,266,036
2,110,605	Jefferies & Company, Inc., Series 2010-R1-1A1	6.00%	#^	03/26/2037	2,163,299
9,645,266	Jefferies & Company, Inc., Series 2010-R4-1A4	6.00%	#^	10/26/2036	8,992,980
14,705,058	JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	13,456,400
4,714,128	JP Morgan Alternative Loan Trust, Series 2005-S1-2A9	6.00%		12/25/2035	4,327,181
4,706,065	JP Morgan Alternative Loan Trust, Series 2006-S1-1A8	5.75%		03/25/2036	4,027,506
15,690,465	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.19%	#	05/25/2036	12,906,413
6,392,391	JP Morgan Alternative Loan Trust, Series 2006-S4-A3A	5.78%	#	12/25/2036	6,330,421
26,826,087	JP Morgan Alternative Loan Trust, Series 2006-S4-A4	5.96%	#	12/25/2036	23,665,411
13,001,557	JP Morgan Mortgage Acquisition Corporation, Series 2006-CH2-AF3	5.46%	#	10/25/2036	9,981,165
4,553,601	JP Morgan Mortgage Acquisition Corporation, Series 2006-WF1-A5	6.41%	#	07/25/2036	2,520,760
23,000,000	JP Morgan Mortgage Acquisition Corporation, Series 2007-CH1-AF5	5.01%	#	11/25/2036	21,678,726
1,652,641	JP Morgan Mortgage Trust, Series 2005-A6-5A1	2.95%	#	08/25/2035	1,533,126
2,494,631	JP Morgan Mortgage Trust, Series 2005-S2-2A13	5.50%		09/25/2035	2,526,554
1,846,686	JP Morgan Mortgage Trust, Series 2006-S2-3A3	6.00%		07/25/2036	1,529,790
5,558,783	JP Morgan Mortgage Trust, Series 2006-S3-1A2	6.00%		08/25/2036	4,614,314
10,749,961	JP Morgan Mortgage Trust, Series 2006-S3-1A21	1.14%	#	08/25/2036	4,690,199
10,749,961	JP Morgan Mortgage Trust, Series 2006-S3-1A22	6.36%	#I/FI/O	08/25/2036	3,376,505
2,590,180	JP Morgan Mortgage Trust, Series 2006-S3-1A9	6.00%		08/25/2036	2,150,114
9,900,023	JP Morgan Mortgage Trust, Series 2006-S4-A8	1.14%	#	01/25/2037	5,314,549
9,900,023	JP Morgan Mortgage Trust, Series 2006-S4-A9	5.86%	#I/FI/O	01/25/2037	2,582,749
3,147,204	JP Morgan Mortgage Trust, Series 2007-A2-2A1	3.10%	#	04/25/2037	2,803,525
12,823,658	JP Morgan Mortgage Trust, Series 2007-S1-2A6	6.00%		03/25/2037	10,703,225
5,111,247	JP Morgan Mortgage Trust, Series 2007-S3-1A1	5.50%		08/25/2037	4,497,881
8,705,357	JP Morgan Mortgage Trust, Series 2007-S3-1A35	6.00%		08/25/2037	7,711,607
1,474,790	JP Morgan Mortgage Trust, Series 2007-S3-1A9	6.00%		08/25/2037	1,258,953
8,026,782	JP Morgan Mortgage Trust, Series 2007-S3-1A96	6.00%		08/25/2037	7,122,578
9,142,063	JP Morgan Mortgage Trust, Series 2007-S3-1A97	6.00%		08/25/2037	8,113,624
1,388,984	JP Morgan Mortgage Trust, Series 2007-S3-2A2	5.50%		08/25/2022	1,367,589
13,160,909	JP Morgan Resecuritization Trust, Series 2009-4-3A2	6.00%	^	02/26/2037	11,259,348
22,493,924	JP Morgan Resecuritization Trust, Series 2010-1-1A4	6.00%	^	02/26/2037	17,422,077
17,242,644	JP Morgan Resecuritization Trust, Series 2010-2-3A9	6.00%	^	07/26/2036	15,240,585
541,431	JP Morgan Resecuritization Trust, Series 2010-8-2A3	3.02%	#^	11/26/2034	542,699
573,556	JP Morgan Resecuritization Trust, Series 2011-2-7A11	6.00%	#^	04/26/2036	574,055
1,753,569	JP Morgan Resecuritization Trust, Series 2012-2-3A3	2.83%	#^	10/26/2036	1,749,786
4,265,736	Lehman Mortgage Trust, Series 2005-2-3A5	5.50%		12/25/2035	3,749,462
3,850,595	Lehman Mortgage Trust, Series 2005-2-5A5	5.75%		12/25/2035	3,604,584
5,659,587	Lehman Mortgage Trust, Series 2005-3-2A1	6.00%		01/25/2036	5,200,775
481,936	Lehman Mortgage Trust, Series 2005-3-2A3	5.50%		01/25/2036	430,892
2,588,448	Lehman Mortgage Trust, Series 2005-3-2A7	6.00%		01/25/2036	2,378,608
2,261,384	Lehman Mortgage Trust, Series 2006-1-1A1	1.51%	#	02/25/2036	1,382,242
6,784,152	Lehman Mortgage Trust, Series 2006-1-1A2	3.99%	#I/FI/O	02/25/2036	1,007,157
8,151,711	Lehman Mortgage Trust, Series 2006-1-3A1	1.51%	#	02/25/2036	6,791,217
8,151,711	Lehman Mortgage Trust, Series 2006-1-3A2	3.99%	#I/FI/O	02/25/2036	765,334
5,252,078	Lehman Mortgage Trust, Series 2006-1-3A4	5.50%		02/25/2036	4,954,543
4,494,613	Lehman Mortgage Trust, Series 2006-4-1A3	4.64%	#I/FI/O	08/25/2036	783,126
2,856,679	Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	2,570,523
8,208,338	Lehman Mortgage Trust, Series 2006-5-2A1	1.11%	#	09/25/2036	2,532,813
17,097,879	Lehman Mortgage Trust, Series 2006-5-2A2	6.39%	#I/FI/O	09/25/2036	5,401,381
12,969,921	Lehman Mortgage Trust, Series 2006-6-3A9	5.50%		10/25/2036	10,291,160
5,562,908	Lehman Mortgage Trust, Series 2006-6-4A5	6.00%		12/25/2036	5,196,158
4,208,620	Lehman Mortgage Trust, Series 2006-7-2A2	1.21%	#	11/25/2036	1,660,064
14,269,200	Lehman Mortgage Trust, Series 2006-7-2A5	5.79%	#I/FI/O	11/25/2036	4,227,908
3,585,436	Lehman Mortgage Trust, Series 2006-9-1A19	27.20%	#I/F	01/25/2037	4,867,051
3,957,371	Lehman Mortgage Trust, Series 2006-9-1A5	1.36%	#	01/25/2037	2,449,289
11,777,040	Lehman Mortgage Trust, Series 2006-9-1A6	4.39%	#I/FI/O	01/25/2037	1,641,868
5,098,330	Lehman Mortgage Trust, Series 2006-9-2A1	1.14%	#	01/25/2037	1,872,065
9,831,050	Lehman Mortgage Trust, Series 2006-9-2A2	5.86%	#I/FI/O	01/25/2037	2,670,182
10,667,169	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	8,067,051
3,262,179	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	2,856,131
3,697,104	Lehman Mortgage Trust, Series 2007-4-2A11	1.09%	#	05/25/2037	1,639,031
14,532,621	Lehman Mortgage Trust, Series 2007-4-2A8	5.91%	#I/FI/O	05/25/2037	4,195,813
1,434,131	Lehman Mortgage Trust, Series 2007-4-2A9	1.09%	#	05/25/2037	703,647
13,526,864	Lehman Mortgage Trust, Series 2007-5-11A1	5.36%	#	06/25/2037	9,810,205
4,247,670	Lehman Mortgage Trust, Series 2007-5-3A4	5.00%		12/25/2035	3,936,256
2,049,023	Lehman Mortgage Trust, Series 2007-5-4A3	35.54%	#I/F	08/25/2036	3,682,808
1,089,658	Lehman Mortgage Trust, Series 2007-5-7A3	7.50%		10/25/2036	919,828
595,646	Lehman Mortgage Trust, Series 2007-6-1A8	6.00%		07/25/2037	535,756
6,350,605	Lehman Mortgage Trust, Series 2008-2-1A6	6.00%		03/25/2038	4,576,381
1,354,558	Lehman XS Trust, Series 2005-10-2A3B	5.55%	#	01/25/2036	1,259,268
14,028,425	Lehman XS Trust, Series 2005-4-2A3A	5.00%	#	10/25/2035	13,000,156
1,266,629	Lehman XS Trust, Series 2006-5-2A4A	5.89%	#	04/25/2036	1,182,835
21,761,058	Lehman XS Trust, Series 2007-1-2A1	5.07%	#	02/25/2037	19,207,670
6,432,793	Long Beach Mortgage Loan Trust, Series 2006-WL1-2A3	1.00%	#	01/25/2046	6,115,962
4,816,434	MASTR Adjustable Rate Mortgages Trust, Series 2005-2-2A1	2.93%	#	03/25/2035	3,731,218
3,986,626	MASTR Adjustable Rate Mortgages Trust, Series 2005-6-5A1	2.92%	#	07/25/2035	3,464,933
22,107,675	MASTR Adjustable Rate Mortgages Trust, Series 2007-1-2A1	3.44%	#	11/25/2036	19,446,587
930,212	MASTR Adjustable Rate Mortgages Trust, Series 2007-2-A2	0.87%	#	03/25/2047	927,581
1,997,017	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	1,870,724
639,639	MASTR Alternative Loans Trust, Series 2005-5-2A3	5.50%		07/25/2025	639,667
4,911,346	MASTR Alternative Loans Trust, Series 2005-6-1A5	5.50%		12/25/2035	4,480,856
2,697,439	MASTR Alternative Loans Trust, Series 2006-3-1A2	6.25%		07/25/2036	2,306,398
5,172,783	MASTR Alternative Loans Trust, Series 2007-1-1A5	5.75%		10/25/2036	4,885,897
6,526,500	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	4,572,511
4,975,000	MASTR Asset Backed Securities Trust, Series 2003-OPT1-M3	4.88%	#	12/25/2032	4,952,325
17,652,517	MASTR Asset Backed Securities Trust, Series 2006-AM2-A3	0.93%	#	06/25/2036	14,599,292
247,112	MASTR Asset Securitization Trust, Series 2003-1-30B2	5.75%		02/25/2033	246,778
6,219,268	MASTR Asset Securitization Trust, Series 2006-1-1A4	5.75%		05/25/2036	5,858,015
4,316,963	MASTR Asset Securitization Trust, Series 2006-2-1A11	6.00%	#	06/25/2036	4,132,640
76,552	MASTR Asset Securitization Trust, Series 2007-1-1A1	5.50%		11/25/2037	77,051
5,045,880	MASTR Asset Securitization Trust, Series 2007-1-1A3	6.25%		11/25/2037	4,194,055
21,828,165	MASTR Resecuritization Trust, Series 2008-4-A1	6.00%	#^	06/27/2036	18,680,052
1,949,149	MASTR Seasoned Securitization Trust, Series 2005-2-1A4	6.00%		10/25/2032	1,940,934
1,688,781	MASTR Seasoned Securitization Trust, Series 2005-2-2A1	1.16%	#	10/25/2032	1,505,601
24,326,541	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A4	5.92%	#I/FI/O	03/25/2037	7,595,811
24,326,541	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A5	1.08%	#	03/25/2037	11,232,568
8,438,258	Merrill Lynch Mortgage Investors Trust, Series 2006-3-1A	2.99%	#	10/25/2036	8,210,147
2,644,625	Merrill Lynch Mortgage Investors Trust, Series 2006-F1-1A2	6.00%		04/25/2036	2,400,479
71,695,502	Monterey Ltd., Series 2006-1A-A1A	1.18%	#^	09/06/2042	5,104,720
283,038,886	Monterey Ltd., Series 2006-1A-A1B	1.18%	#^	09/06/2042	20,152,369
306,360	Morgan Stanley Capital, Inc., Series 2003-NC6-M2	3.68%	#	06/25/2033	308,502
1,916,329	Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A1	1.46%	#	12/25/2035	1,540,786
4,801,269	Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A6	5.75%		12/25/2035	4,635,910
6,734,203	Morgan Stanley Mortgage Loan Trust, Series 2005-10-2A1	5.52%	#	12/25/2035	6,737,170
556,514	Morgan Stanley Mortgage Loan Trust, Series 2005-6AR-1A1	1.04%	#	11/25/2035	546,892
6,145,719	Morgan Stanley Mortgage Loan Trust, Series 2006-11-1A6	6.23%	#	08/25/2036	2,778,459
12,976,436	Morgan Stanley Mortgage Loan Trust, Series 2006-11-2A1	6.00%		08/25/2036	10,636,891
8,122,808	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A3A	5.65%	#	10/25/2046	4,542,516
2,570,564	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A6	5.58%	#	10/25/2046	1,272,386
7,281,016	Morgan Stanley Mortgage Loan Trust, Series 2006-2-2A3	5.75%		02/25/2036	6,935,266
35,746,824	Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.15%	#	06/25/2036	29,668,427
3,479,390	Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A4	6.00%		06/25/2036	3,139,965
3,522,280	Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A7	6.00%		06/25/2036	3,178,672
4,764,054	Morgan Stanley Mortgage Loan Trust, Series 2007-13-6A1	6.00%		10/25/2037	4,034,347
17,809,026	Morgan Stanley Mortgage Loan Trust, Series 2007-14AR-2A3	2.95%	#	10/25/2037	15,042,750
4,162,239	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A3	5.92%	#	09/25/2046	2,070,343
3,008,334	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A4A	6.08%	#	09/25/2046	1,673,728
1,217,917	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-1A2A	5.62%	#	01/25/2047	1,178,900
8,558,258	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A3S	5.86%	#	01/25/2047	5,220,691
5,005,774	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A4S	5.96%	#	01/25/2047	3,053,186
6,111,382	Morgan Stanley Re-Remic Trust, Series 2010-R9-1B	6.00%	#^	08/26/2036	4,530,179
38,672,747	Morgan Stanley Re-Remic Trust, Series 2010-R9-3C	6.00%	#^	11/26/2036	36,022,005
5,399,181	Morgan Stanley Re-Remic Trust, Series 2011-R1-1A	5.94%	#^	02/26/2037	5,769,463
4,749,870	MSCC Heloc Trust, Series 2007-1-A	0.71%	#	12/25/2031	4,748,282
8,000,000	Nationstar HECM Loan Trust, Series 2016-2A-M1	3.60%	^	06/25/2026	8,040,984
33,589,250	New Century Home Equity Loan Trust, Series 2005-2-M3	1.49%	#	06/25/2035	29,013,974
20,143,730	New Residential Mortgage Loan Trust, Series 2014-2A-A3	3.75%	#^	05/25/2054	20,733,043
58,333,063	New Residential Mortgage Loan Trust, Series 2015-2A-A1	3.75%	#^	08/25/2055	60,486,662
950,097	New York Mortgage Trust, Series 2005-2-A	1.09%	#	08/25/2035	879,801
409,234	Nomura Asset Acceptance Corporation, Series 2005-AP1-2A5	4.86%	#	02/25/2035	417,077
17,585,653	Nomura Asset Acceptance Corporation, Series 2006-AF1-1A2	6.16%	#	05/25/2036	7,858,518
3,573,719	Nomura Asset Acceptance Corporation, Series 2006-AF1-1A3	6.41%	#	05/25/2036	1,596,269
21,515,118	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	12,077,283
3,636,508	Nomura Asset Acceptance Corporation, Series 2006-AP1-A3	5.65%	#	01/25/2036	2,055,336
1,782,433	Nomura Asset Acceptance Corporation, Series 2006-WF1-A2	5.76%	#	06/25/2036	976,919
19,560,709	Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	5.80%	#	10/25/2036	9,057,686
3,545,011	Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.06%	#	02/25/2037	1,611,487
17,669,155	Nomura Home Equity Loan, Inc., Series 2007-1-1A3	5.99%	#	02/25/2037	8,032,968
58,501,846	Oaks Mortgage Trust Series, Series 2015-2-A3	3.50%	#^	10/25/2045	58,352,491
1,206,026	Option One Mortgage Loan Trust, Series 2004-3-M3	1.73%	#	11/25/2034	1,109,257
13,000,000	Park Place Securities, Inc., Series 2005-WHQ4-M2	1.25%	#	09/25/2035	11,239,287
35,032,656	PFCA Home Equity Investment Trust, Series 2003-IFC5-A	4.11%	#^¥	01/22/2035	35,147,704
40,611,191	PFCA Home Equity Investment Trust, Series 2003-IFC6-A	3.84%	#^¥	04/22/2035	37,809,745
9,815,946	PHH Alternative Mortgage Trust, Series 2007-1-1A1	0.92%	#	02/25/2037	8,283,160
27,558,464	PHH Alternative Mortgage Trust, Series 2007-2-2A1	6.00%		05/25/2037	24,887,200
1,226,507	PHH Alternative Mortgage Trust, Series 2007-2-3A1	6.00%		05/25/2037	1,089,288
7,211,662	PHH Alternative Mortgage Trust, Series 2007-3-A2	0.95%	#	07/25/2037	7,181,299
259,770,264	PR Mortgage Loan Trust, Series 2014-1-APT	5.92%	#	10/25/2049	249,537,212
60,587,736	Pretium Mortgage Credit Partners LLC, Series 2016-NPL1-A1	4.38%	#^	02/27/2031	61,360,375
81,652,962	Pretium Mortgage Credit Partners LLC, Series 2016-NPL2-A1	4.38%	#^	03/27/2031	82,233,139
33,703,912	Pretium Mortgage Credit Partners LLC, Series 2016-NPL4-A	4.00%	#^	07/27/2031	33,774,374
78,162,207	Pretium Mortgage Credit Partners LLC, Series 2016-NPL6-A1	3.50%	#^	10/27/2031	78,008,884
12,389,298	Prime Mortgage Trust, Series 2006-DR1-2A1	5.50%	^	05/25/2035	11,631,978
5,932,942	Prime Mortgage Trust, Series 2006-DR1-2A2	6.00%	^	05/25/2035	5,657,962
38,130,456	RBSGC Structured Trust, Series 2008-B-A1	6.00%	^	06/25/2037	31,494,842
10,779,542	RCO Mortgage LLC, Series 2015-2A-A	4.50%	#^	11/25/2045	10,794,368
6,859,455	RCO Mortgage LLC, Series 2016-1-A	4.50%	#	11/25/2047	6,911,851
1,284,957	Renaissance Home Equity Loan Trust, Series 2006-1-AF6	5.75%	#	05/25/2036	852,787
10,570,611	Renaissance Home Equity Loan Trust, Series 2006-4-AF4	5.47%	#	01/25/2037	5,842,051
20,815,684	Renaissance Home Equity Loan Trust, Series 2006-4-AF5	5.69%	#	01/25/2037	11,916,794
17,937,234	Renaissance Home Equity Loan Trust, Series 2007-2-AF2	5.68%	#	06/25/2037	8,438,459
9,701,046	Renaissance Home Equity Loan Trust, Series 2007-2-AF5	6.20%	#	06/25/2037	5,008,783
4,360,508	Residential Accredit Loans, Inc., Series 2004-QS15-A1	5.25%		11/25/2034	4,443,024
44,260,027	Residential Accredit Loans, Inc., Series 2005-QA11-4A1	3.90%	#	10/25/2035	36,434,872
24,547,132	Residential Accredit Loans, Inc., Series 2005-QA13-2A1	4.08%	#	12/25/2035	21,449,807
15,635,242	Residential Accredit Loans, Inc., Series 2005-QA3-CB1	3.78%	#	03/25/2035	10,070,400
644,139	Residential Accredit Loans, Inc., Series 2005-QS12-A11	42.83%	#I/F	08/25/2035	1,025,022
2,796,050	Residential Accredit Loans, Inc., Series 2005-QS13-1A6	5.50%		09/25/2035	2,587,786
5,175,339	Residential Accredit Loans, Inc., Series 2005-QS13-2A1	1.46%	#	09/25/2035	3,891,679
21,218,888	Residential Accredit Loans, Inc., Series 2005-QS13-2A2	4.29%	#I/FI/O	09/25/2035	2,333,061
10,377,752	Residential Accredit Loans, Inc., Series 2005-QS14-2A1	6.00%		09/25/2035	7,758,011
4,357,968	Residential Accredit Loans, Inc., Series 2005-QS15-2A	6.00%		10/25/2035	3,421,441
4,763,441	Residential Accredit Loans, Inc., Series 2005-QS15-3A	6.00%		10/25/2035	4,258,982
5,352,880	Residential Accredit Loans, Inc., Series 2005-QS16-A1	1.46%	#	11/25/2035	3,847,317
5,351,954	Residential Accredit Loans, Inc., Series 2005-QS16-A2	4.04%	#I/FI/O	11/25/2035	653,410
2,459,398	Residential Accredit Loans, Inc., Series 2005-QS17-A1	6.00%		12/25/2035	2,294,506
1,704,236	Residential Accredit Loans, Inc., Series 2005-QS17-A10	6.00%		12/25/2035	1,589,975
7,127,855	Residential Accredit Loans, Inc., Series 2005-QS17-A11	6.00%		12/25/2035	6,649,964
5,066,255	Residential Accredit Loans, Inc., Series 2005-QS17-A2	1.61%	#	12/25/2035	3,922,447
5,066,255	Residential Accredit Loans, Inc., Series 2005-QS17-A4	4.39%	#I/FI/O	12/25/2035	734,317
4,076,465	Residential Accredit Loans, Inc., Series 2005-QS17-A6	6.00%		12/25/2035	3,803,156
1,286,299	Residential Accredit Loans, Inc., Series 2005-QS1-A5	5.50%		01/25/2035	1,283,310
2,073,181	Residential Accredit Loans, Inc., Series 2005-QS5-A3	5.70%		04/25/2035	2,082,898
1,648,382	Residential Accredit Loans, Inc., Series 2005-QS9-A1	1.26%	#	06/25/2035	1,333,734
4,008,923	Residential Accredit Loans, Inc., Series 2005-QS9-A4	4.24%	#I/FI/O	06/25/2035	429,318
2,047,878	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	1,710,494
13,582,046	Residential Accredit Loans, Inc., Series 2006-QS11-1A1	6.50%		08/25/2036	11,441,931
2,291,481	Residential Accredit Loans, Inc., Series 2006-QS12-1A1	6.50%		09/25/2036	1,620,651
5,403,204	Residential Accredit Loans, Inc., Series 2006-QS12-2A18	5.75%		09/25/2036	4,735,290
8,585,536	Residential Accredit Loans, Inc., Series 2006-QS14-A18	6.25%		11/25/2036	7,227,285
4,165,031	Residential Accredit Loans, Inc., Series 2006-QS15-A1	6.50%		10/25/2036	3,584,921
1,722,111	Residential Accredit Loans, Inc., Series 2006-QS16-A10	6.00%		11/25/2036	1,377,393
6,123,553	Residential Accredit Loans, Inc., Series 2006-QS16-A11	6.00%		11/25/2036	4,998,108
1,787,534	Residential Accredit Loans, Inc., Series 2006-QS16-A7	6.00%		11/25/2036	1,459,004
1,931,641	Residential Accredit Loans, Inc., Series 2006-QS16-A8	6.00%		11/25/2036	1,576,625
764,387	Residential Accredit Loans, Inc., Series 2006-QS16-A9	6.00%		11/25/2036	623,900
3,836,343	Residential Accredit Loans, Inc., Series 2006-QS17-A4	6.00%		12/25/2036	3,271,699
21,313,063	Residential Accredit Loans, Inc., Series 2006-QS17-A5	6.00%		12/25/2036	18,176,147
2,185,687	Residential Accredit Loans, Inc., Series 2006-QS1-A6	37.06%	#I/F	01/25/2036	3,806,274
14,573,761	Residential Accredit Loans, Inc., Series 2006-QS3-1A11	6.00%		03/25/2036	12,598,056
3,321,702	Residential Accredit Loans, Inc., Series 2006-QS4-A8	8.00%	#I/F	04/25/2036	3,104,386
9,495,371	Residential Accredit Loans, Inc., Series 2006-QS5-A3	6.00%		05/25/2036	8,189,619
28,299,776	Residential Accredit Loans, Inc., Series 2006-QS5-A4	6.00%		05/25/2036	24,524,331
3,686,053	Residential Accredit Loans, Inc., Series 2006-QS6-1A16	6.00%		06/25/2036	3,175,060
6,062,791	Residential Accredit Loans, Inc., Series 2006-QS6-1A2	6.00%		06/25/2036	5,222,312
12,338,625	Residential Accredit Loans, Inc., Series 2006-QS8-A1	6.00%		08/25/2036	10,424,480
21,396,978	Residential Accredit Loans, Inc., Series 2006-QS8-A5	4.79%	#I/FI/O	08/25/2036	3,217,720
7,118,682	Residential Accredit Loans, Inc., Series 2006-QS9-1A6	4.54%	#I/FI/O	07/25/2036	1,046,890
6,693,066	Residential Accredit Loans, Inc., Series 2007-QS11-A1	7.00%		10/25/2037	5,690,057
23,797,646	Residential Accredit Loans, Inc., Series 2007-QS1-1A2	4.69%	#I/FI/O	01/25/2037	3,849,657
2,395,485	Residential Accredit Loans, Inc., Series 2007-QS1-1A4	6.00%		01/25/2037	2,142,123
5,873,590	Residential Accredit Loans, Inc., Series 2007-QS1-2A10	6.00%		01/25/2037	5,063,815
1,044,208	Residential Accredit Loans, Inc., Series 2007-QS2-A6	6.25%		01/25/2037	846,440
38,938,831	Residential Accredit Loans, Inc., Series 2007-QS3-A1	6.50%		02/25/2037	32,560,187
6,209,039	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	5,103,849
9,658,070	Residential Accredit Loans, Inc., Series 2007-QS4-3A3	6.00%		03/25/2037	8,477,565
4,579,699	Residential Accredit Loans, Inc., Series 2007-QS5-A1	5.50%		03/25/2037	3,681,392
1,889,312	Residential Accredit Loans, Inc., Series 2007-QS5-A5	1.06%	#	03/25/2037	1,211,002
6,274,838	Residential Accredit Loans, Inc., Series 2007-QS5-A8	5.94%	#I/FI/O	03/25/2037	1,203,207
5,000,389	Residential Accredit Loans, Inc., Series 2007-QS6-A102	5.75%		04/25/2037	4,199,570
1,607,771	Residential Accredit Loans, Inc., Series 2007-QS6-A13	48.70%	#I/F	04/25/2037	3,301,600
7,160,165	Residential Accredit Loans, Inc., Series 2007-QS6-A45	5.75%		04/25/2037	6,013,455
11,411,091	Residential Accredit Loans, Inc., Series 2007-QS6-A6	6.25%		04/25/2037	9,874,189
788,128	Residential Accredit Loans, Inc., Series 2007-QS6-A77	49.53%	#I/F	04/25/2037	1,646,322
8,917,097	Residential Accredit Loans, Inc., Series 2007-QS7-2A1	6.75%		06/25/2037	5,636,957
38,249,083	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	33,387,468
82,029	Residential Asset Mortgage Products, Inc., Series 2004-RS4-AI6	5.07%	#	04/25/2034	84,161
658,227	Residential Asset Mortgage Products, Inc., Series 2004-RS5-AI6	5.55%	#	05/25/2034	685,680
5,495,624	Residential Asset Mortgage Products, Inc., Series 2004-RS7-A3	2.86%	#	07/25/2034	4,940,316
863,897	Residential Asset Mortgage Products, Inc., Series 2004-RS7-AI6	5.22%	#	07/25/2034	832,120
291,178	Residential Asset Mortgage Products, Inc., Series 2004-RS9-AI6	4.72%	#	07/25/2034	310,573
5,695,631	Residential Asset Mortgage Products, Inc., Series 2005-RS1-AI5	5.41%	#	01/25/2035	5,734,955
49,171,747	Residential Asset Mortgage Products, Inc., Series 2005-RS9-AI4	1.08%	#	11/25/2035	41,091,624
35,938,195	Residential Asset Mortgage Products, Inc., Series 2006-RS2-A3A	1.06%	#	03/25/2036	33,323,336
12,760,000	Residential Asset Mortgage Products, Inc., Series 2006-RX5-A3	1.01%	#	08/25/2046	11,397,218
12,300,000	Residential Asset Mortgage Products, Inc., Series 2006-RZ3-A3	1.05%	#	08/25/2036	11,684,055
188,928	Residential Asset Securities Corporation, Series 2002-KS1-AI6	6.08%	#	06/25/2032	203,436
761,050	Residential Asset Securities Corporation, Series 2005-AHL3-A2	1.00%	#	11/25/2035	757,822
27,100,365	Residential Asset Securities Corporation, Series 2005-KS11-M2	1.18%	#	12/25/2035	25,160,020
10,463,200	Residential Asset Securities Corporation, Series 2006-EMX5-A3	0.92%	#	07/25/2036	9,346,790
30,407,177	Residential Asset Securities Corporation, Series 2007-KS3-AI3	1.01%	#	04/25/2037	29,167,458
6,697,949	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	5,332,113
3,768,240	Residential Asset Securitization Trust, Series 2005-A12-A7	4.24%	#I/FI/O	11/25/2035	612,602
3,218,040	Residential Asset Securitization Trust, Series 2005-A12-A8	1.31%	#	11/25/2035	2,153,004
12,655,456	Residential Asset Securitization Trust, Series 2005-A13-2A1	5.50%		10/25/2035	9,378,275
12,409,494	Residential Asset Securitization Trust, Series 2005-A15-5A3	5.75%		02/25/2036	9,760,263
2,464,855	Residential Asset Securitization Trust, Series 2005-A7-A3	5.50%		06/25/2035	2,143,654
6,172,940	Residential Asset Securitization Trust, Series 2005-A8CB-A11	6.00%		07/25/2035	5,854,189
6,143,380	Residential Asset Securitization Trust, Series 2005-A8CB-A2	4.24%	#I/FI/O	07/25/2035	928,896
6,673,330	Residential Asset Securitization Trust, Series 2006-A10-A5	6.50%		09/25/2036	4,969,698
1,038,525	Residential Asset Securitization Trust, Series 2006-A1-1A3	6.00%		04/25/2036	852,208
9,302,822	Residential Asset Securitization Trust, Series 2006-A12-A1	6.25%		11/25/2036	6,567,141
9,013,439	Residential Asset Securitization Trust, Series 2006-A13-A1	6.25%		12/25/2036	5,909,840
18,068,409	Residential Asset Securitization Trust, Series 2006-A1-3A2	6.00%		04/25/2036	13,737,701
17,068,451	Residential Asset Securitization Trust, Series 2006-A14C-2A6	1.21%	#	12/25/2036	4,342,840
37,667,512	Residential Asset Securitization Trust, Series 2006-A14C-2A7	5.79%	#I/FI/O	12/25/2036	11,348,984
8,635,664	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	6,774,332
5,979,242	Residential Asset Securitization Trust, Series 2006-A2-A4	6.00%		01/25/2046	4,690,144
824,072	Residential Asset Securitization Trust, Series 2006-A4-2A5	6.00%		05/25/2036	765,204
4,911,736	Residential Asset Securitization Trust, Series 2006-A8-1A1	6.00%		08/25/2036	4,351,393
7,175,876	Residential Asset Securitization Trust, Series 2006-R1-A1	25.38%	#I/F	01/25/2046	11,113,658
39,640,904	Residential Asset Securitization Trust, Series 2007-A2-1A2	6.00%		04/25/2037	33,238,145
1,177,294	Residential Asset Securitization Trust, Series 2007-A3-1A2	40.59%	#I/F	04/25/2037	2,358,306
24,574,908	Residential Asset Securitization Trust, Series 2007-A5-1A4	5.34%	#I/FI/O	05/25/2037	4,781,557
6,331,881	Residential Asset Securitization Trust, Series 2007-A5-1A6	1.16%	#	05/25/2037	1,228,738
8,208,616	Residential Asset Securitization Trust, Series 2007-A5-2A3	6.00%		05/25/2037	7,272,740
3,597,417	Residential Asset Securitization Trust, Series 2007-A5-2A5	6.00%		05/25/2037	3,187,270
14,859,442	Residential Asset Securitization Trust, Series 2007-A6-1A2	6.00%		06/25/2037	13,584,646
10,630,921	Residential Asset Securitization Trust, Series 2007-A7-A1	6.00%		07/25/2037	7,398,582
46,761,619	Residential Asset Securitization Trust, Series 2007-A7-A2	6.00%		07/25/2037	32,543,716
20,719,087	Residential Asset Securitization Trust, Series 2007-A7-A6	6.00%		07/25/2037	14,419,434
1,155,697	Residential Funding Mortgage Securities Trust, Series 2003-S16-A1	4.75%		09/25/2018	1,159,781
4,015,470	Residential Funding Mortgage Securities Trust, Series 2005-S9-A10	6.25%		12/25/2035	3,803,582
10,630,592	Residential Funding Mortgage Securities Trust, Series 2005-S9-A6	5.75%		12/25/2035	10,478,307
790,685	Residential Funding Mortgage Securities Trust, Series 2005-S9-A8	5.50%		12/25/2035	764,101
14,026,506	Residential Funding Mortgage Securities Trust, Series 2006-S10-1A1	6.00%		10/25/2036	13,355,935
23,923,340	Residential Funding Mortgage Securities Trust, Series 2006-S11-A1	6.00%		11/25/2036	22,328,057
4,370,355	Residential Funding Mortgage Securities Trust, Series 2006-S5-A12	6.00%		06/25/2036	4,187,745
299,213	Residential Funding Mortgage Securities Trust, Series 2006-S5-A15	6.00%		06/25/2036	286,711
7,478,921	Residential Funding Mortgage Securities Trust, Series 2006-S9-A1	6.25%		09/25/2036	6,907,968
5,829,921	Residential Funding Mortgage Securities Trust, Series 2007-S1-A7	6.00%		01/25/2037	5,296,663
5,199,818	Residential Funding Mortgage Securities Trust, Series 2007-S2-A1	6.00%		02/25/2037	4,899,486
5,858,168	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	5,519,810
10,936,529	Residential Funding Mortgage Securities Trust, Series 2007-S2-A5	6.00%		02/25/2037	10,304,855
1,709,015	Residential Funding Mortgage Securities Trust, Series 2007-S2-A9	6.00%		02/25/2037	1,610,305
4,988,019	Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	4,487,323
1,673,740	Residential Funding Mortgage Securities Trust, Series 2007-S4-A1	6.00%		04/25/2037	1,489,685
4,468,005	Residential Funding Mortgage Securities Trust, Series 2007-S4-A2	6.00%		04/25/2037	3,976,674
35,657,523	Residential Funding Mortgage Securities Trust, Series 2007-S5-A1	6.00%		05/25/2037	33,436,530
10,333,691	Residential Funding Mortgage Securities Trust, Series 2007-S5-A8	6.00%		05/25/2037	9,690,038
5,487,148	Residential Funding Mortgage Securities Trust, Series 2007-S6-2A4	6.00%		06/25/2037	5,087,555
28,499,660	Residential Funding Mortgage Securities Trust, Series 2007-S7-A20	6.00%		07/25/2037	26,401,960
12,591,679	Residential Funding Mortgage Securities Trust, Series 2007-S8-1A1	6.00%		09/25/2037	11,150,599
3,436,858	Residential Funding Mortgage Securities Trust, Series 2007-SA1-4A	4.91%	#	02/25/2037	2,940,361
11,892,121	Residential Funding Mortgage Securities Trust, Series 2007-SA2-2A1	3.55%	#	04/25/2037	10,234,984
37,032,608	RMAT LLC, Series 2015-PR2-A1	5.85%	#^	11/25/2035	36,886,826
52,256,085	Saxon Asset Securities Trust, Series 2006-3-A3	0.93%	#	10/25/2046	44,107,365
376,565,023	Securitized Mortgage Asset Loan Trust, Series 2015-1-PC	0.00%	^¥	02/25/2054	285,406,878
75,873,869	Securitized Mortgage Asset Loan Trust, Series 2015-2-PC	0.00%	^¥	12/26/2059	69,189,154
123,137,831	Securitized Mortgage Asset Loan Trust, Series 2015-3-PC	0.00%	^¥	10/25/2044	113,393,319
243,968	Sequoia Mortgage Trust, Series 2003-4-2A1	1.09%	#	07/20/2033	229,550
11,404,056	Sequoia Mortgage Trust, Series 2013-2-A	1.87%	#	02/25/2043	10,928,119
13,081,107	Sequoia Mortgage Trust, Series 2013-6-A2	3.00%	#	05/25/2043	12,885,302
94,984,821	Sequoia Mortgage Trust, Series 2015-4-A1	3.00%	#^	11/25/2030	96,008,853
155,541,186	Sequoia Mortgage Trust, Series 2016-1-A1	3.50%	#^	06/25/2046	155,533,751
238,914,275	Sequoia Mortgage Trust, Series 2016-2-A1	3.50%	#^	08/25/2046	239,230,000
18,542,929	SG Mortgage Securities Trust, Series 2006-FRE1-A1A	0.93%	#	02/25/2036	17,127,499
72,467,336	Shellpoint Co-Originator Trust, Series 2015-1-A3	3.50%	#^	08/25/2045	71,819,797
55,500,000	Sofi Mortgage Trust, Series 2016-1A-1A4	3.00%	#^	11/25/2046	53,897,993
40,509,205	Soundview Home Equity Loan Trust, Series 2007-NS1-A3	0.96%	#	01/25/2037	37,056,443
61,983,000	Springleaf Mortgage Loan Trust, Series 2013-2A-B1	6.00%	#^	12/25/2065	62,584,433
18,954,829	STARM Mortgage Loan Trust, Series 2007-2-1A1	3.04%	#	04/25/2037	15,876,840
9,648,851	STARM Mortgage Loan Trust, Series 2007-3-1A1	3.15%	#	06/25/2037	8,610,494
7,296,249	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12-8A	3.07%	#	09/25/2034	7,161,832
11,251,346	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	3.35%	#	12/25/2035	10,555,989
3,442,730	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1-8A1	3.08%	#	02/25/2036	2,485,896
5,830,797	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-6-3A1	3.07%	#	07/25/2036	4,625,649
39,247	Structured Asset Securities Corporation, Series 2003-18XS-A6	4.54%	#	06/25/2033	39,289
3,451,201	Structured Asset Securities Corporation, Series 2003-24A-1A3	2.91%	#	07/25/2033	3,392,570
8,154,889	Structured Asset Securities Corporation, Series 2003-35-1A1	5.16%	#	12/25/2033	8,390,122
2,257,355	Structured Asset Securities Corporation, Series 2004-11XS-2A2	5.40%	#	06/25/2034	2,754,684
1,190,325	Structured Asset Securities Corporation, Series 2004-15-2A1	4.75%		09/25/2019	1,200,607
6,480,788	Structured Asset Securities Corporation, Series 2004-22-A2	5.03%	#	01/25/2035	6,739,555
22,184,161	Structured Asset Securities Corporation, Series 2005-10-1A1	5.75%		06/25/2035	20,949,730
2,011,281	Structured Asset Securities Corporation, Series 2005-10-6A1	5.00%		06/25/2020	2,042,858
5,776,397	Structured Asset Securities Corporation, Series 2005-13-3A1	6.00%		09/25/2035	4,650,852
1,671,449	Structured Asset Securities Corporation, Series 2005-14-1A1	1.06%	#	07/25/2035	1,357,484
676,512	Structured Asset Securities Corporation, Series 2005-14-1A4	21.16%	#I/F	07/25/2035	851,950
35,066,403	Structured Asset Securities Corporation, Series 2005-14-4A1	5.75%		07/25/2035	34,844,342
3,172,663	Structured Asset Securities Corporation, Series 2005-15-1A1	5.50%		08/25/2035	3,328,733
6,312,822	Structured Asset Securities Corporation, Series 2005-15-2A7	5.50%		08/25/2035	6,247,443
9,402,309	Structured Asset Securities Corporation, Series 2005-15-3A1	4.74%	#	08/25/2035	9,104,805
6,643,397	Structured Asset Securities Corporation, Series 2005-16-1A2	5.50%		09/25/2035	6,462,394
7,637,317	Structured Asset Securities Corporation, Series 2005-3-1A6	5.75%		03/25/2035	7,210,945
1,446,390	Structured Asset Securities Corporation, Series 2005-6-4A1	5.00%		05/25/2035	1,465,597
62,004,459	Structured Asset Securities Corporation, Series 2006-BC4-A4	0.93%	#	12/25/2036	55,001,490
126,534,725	Structured Asset Securities Corporation, Series 2007-4-1A3	5.49%	#^I/FI/O	03/28/2045	20,096,340
1,003,223	Suntrust Alternative Loan Trust, Series 2005-1F-2A3	5.75%		12/25/2035	957,800
1,523,989	Suntrust Alternative Loan Trust, Series 2006-1F-1A3	6.00%		04/25/2036	1,400,485
839,393	Thornburg Mortgage Securities Trust, Series 2003-6-A2	1.76%	#	12/25/2033	772,273
7,324,906	Thornburg Mortgage Securities Trust, Series 2004-4-5A	2.89%	#	12/25/2044	6,999,941
20,979,127	Thornburg Mortgage Securities Trust, Series 2007-1-A1	2.55%	#	03/25/2037	20,101,547
5,311,608	Thornburg Mortgage Securities Trust, Series 2007-1-A2A	2.37%	#	03/25/2037	4,765,441
14,821,102	Towd Point Mortgage Trust, Series 2015-1-AE	3.00%	^	10/25/2053	14,938,159
13,275,263	Towd Point Mortgage Trust, Series 2015-1-AES	3.00%	^	10/25/2053	13,417,481
8,979,088	Towd Point Mortgage Trust, Series 2015-2-1A12	2.75%	#^	11/25/2060	8,993,131
23,924,297	Towd Point Mortgage Trust, Series 2015-2-1A13	2.50%	#^	11/25/2060	23,779,646
71,411,472	Towd Point Mortgage Trust, Series 2015-5-A1B	2.75%	#^	05/25/2055	71,731,295
84,167,058	Towd Point Mortgage Trust, Series 2015-6-A1B	2.75%	#^	04/25/2055	84,378,301
47,559,312	US Residential Opportunity Fund Trust, Series 2016-1II-A	3.47%	#^	07/27/2036	47,311,961
68,408,874	US Residential Opportunity Fund Trust, Series 2016-1III-A	3.47%	#^	07/27/2036	68,289,768
77,192,771	Vericrest Opportunity Loan Trust, Series 2016-NPL3-A1	4.25%	#^	03/26/2046	77,981,704
24,771,757	VOLT LLC, Series 2015-NPL5-A1	3.50%	#^	03/25/2055	24,904,920
45,509,207	VOLT LLC, Series 2016-NPL11-A1	3.50%	#^	10/25/2046	45,516,953
149,981,661	VOLT LLC, Series 2016-NPL1-A1	4.25%	#^	02/26/2046	151,957,909
50,530,012	VOLT LLC, Series 2016-NPL7-A1	3.75%	#^	06/25/2046	50,677,252
55,402,761	VOLT LLC, Series 2016-NPL8-A1	3.50%	#^	07/25/2046	55,348,212
8,621,947	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1-2A	6.00%		03/25/2035	8,099,798
3,454,946	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-4-5A1	5.50%		06/25/2035	3,188,462
1,334,761	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5-CB12	42.28%	#I/F	07/25/2035	2,365,677
4,322,285	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5-CB6	1.36%	#	07/25/2035	3,492,842
1,326,186	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-6-2A7	5.50%		08/25/2035	1,215,702
1,614,493	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-7-2CB6	41.73%	#I/F	08/25/2035	2,741,310
17,759,416	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-7-2CB7	2.21%	#	08/25/2035	15,774,778
1,630,682	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-7-3CB	6.50%		08/25/2035	1,315,591
16,360,645	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-8-1A2	5.50%		10/25/2035	15,288,748
13,258,902	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-9-2A2	5.50%		11/25/2035	12,257,854
3,493,892	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-9-CX	5.50%	I/O	11/25/2035	798,401
5,190,503	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A1	5.75%		02/25/2036	4,898,603
2,628,265	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A2	5.75%		02/25/2036	2,480,458
2,232,365	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A7	5.75%		02/25/2036	2,106,822
5,318,253	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-3-3CB4	6.00%		04/25/2036	4,869,082
3,193,927	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-1A8	5.75%		07/25/2036	2,712,485
6,078,642	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB1	6.00%		07/25/2036	4,961,138
11,041,373	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB6	6.00%		07/25/2036	8,890,330
7,713,856	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-3A5	6.45%	#	07/25/2036	3,489,574
4,556,365	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-9-A7	4.88%	#	10/25/2036	2,515,562
13,534,528	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10-1A1	2.84%	#	09/25/2036	12,554,114
21,130,580	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR15-1A	1.41%	#	11/25/2046	16,771,835
1,637,478	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6-2A3	2.85%	#	08/25/2036	1,469,240
16,951,146	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2-1A2	6.00%		04/25/2037	14,362,247
17,339,153	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2-1A6	6.00%		04/25/2037	14,690,994
8,978,599	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A2	6.00%		04/25/2037	8,178,622
12,117,249	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A3	6.00%		04/25/2037	11,037,624
10,035,837	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-4-1A1	5.50%		06/25/2037	9,430,265
536,971	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A11	34.94%	#I/F	06/25/2037	1,075,076
13,424,281	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A6	6.00%		06/25/2037	12,903,125
24,075,234	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3-4A1	2.81%	#	03/25/2037	23,077,937
24,447,504	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY5-1A1	2.45%	#	05/25/2037	21,328,342
21,067,723	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY6-2A3	2.61%	#	06/25/2037	19,167,846
2,305,444	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A10	6.00%		03/25/2037	2,053,926
10,122,694	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A3	6.00%		03/25/2037	9,018,334
8,727,976	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A5	6.00%		03/25/2037	7,775,777
14,304,716	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A6	6.00%		03/25/2037	12,744,109
65,370,460	Wells Fargo Alternative Loan Trust, Series 2007-PA2-1A1	6.00%		06/25/2037	65,142,500
9,728,324	Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A1	1.11%	#	06/25/2037	6,711,730
14,331,328	Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A2	5.89%	#I/FI/O	06/25/2037	3,154,907
917,857	Wells Fargo Alternative Loan Trust, Series 2007-PA3-1A4	5.75%		07/25/2037	820,327
22,076,674	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A1	6.00%		07/25/2037	20,694,725
8,771,204	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A4	6.00%		07/25/2037	8,222,147
15,754,101	Wells Fargo Alternative Loan Trust, Series 2007-PA3-3A1	6.25%		07/25/2037	14,364,155
8,216,157	Wells Fargo Alternative Loan Trust, Series 2007-PA3-4A3	6.50%		07/25/2037	6,811,143
115,087,223	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	110,966,674
119,410	Wells Fargo Alternative Loan Trust, Series 2007-PA5-2A1	6.00%		11/25/2022	120,044
10,175,770	Wells Fargo Alternative Loan Trust, Series 2007-PA6-A1	3.16%	#	12/28/2037	8,946,383
17,091,031	Wells Fargo Mortgage Backed Securities Trust, Series 2004-Y-3A3	3.03%	#	11/25/2034	17,405,491
26,432,168	Wells Fargo Mortgage Backed Securities Trust, Series 2005-17-1A1	5.50%		01/25/2036	25,957,044
60,260	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4-A7	20.88%	#I/F	04/25/2035	67,703
2,555,022	Wells Fargo Mortgage Backed Securities Trust, Series 2005-8-A1	5.50%		10/25/2035	2,640,276
2,270,933	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16-6A4	3.07%	#	10/25/2035	2,187,513
5,480,265	Wells Fargo Mortgage Backed Securities Trust, Series 2006-12-A3	6.00%		10/25/2036	5,347,333
6,545,640	Wells Fargo Mortgage Backed Securities Trust, Series 2006-14-A1	6.00%		10/25/2036	6,482,236
7,919,950	Wells Fargo Mortgage Backed Securities Trust, Series 2006-15-A1	6.00%		11/25/2036	7,913,601
92,014	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-1A4	17.31%	#I/F	03/25/2036	101,596
4,531,904	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-3A1	5.75%		03/25/2036	4,584,764
20,863,971	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3-A11	5.50%		03/25/2036	21,249,378
4,734,162	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3-A6	5.50%		03/25/2036	4,756,933
291,845	Wells Fargo Mortgage Backed Securities Trust, Series 2006-4-2A2	5.50%		04/25/2036	273,967
3,534,967	Wells Fargo Mortgage Backed Securities Trust, Series 2006-6-2A1	1.16%	#	05/25/2036	2,915,671
3,534,967	Wells Fargo Mortgage Backed Securities Trust, Series 2006-6-2A2	6.34%	#I/FI/O	05/25/2036	757,608
2,305,959	Wells Fargo Mortgage Backed Securities Trust, Series 2006-9-2A1	0.00%	P/O	08/25/2036	1,309,902
2,305,959	Wells Fargo Mortgage Backed Securities Trust, Series 2006-9-2A2	6.00%	I/O	08/25/2036	516,585
10,822,283	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12-1A1	3.23%	#	09/25/2036	10,232,333
5,944,727	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13-A2	3.00%	#	09/25/2036	5,577,568
6,421,188	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4-2A1	3.20%	#	04/25/2036	5,894,326
2,001,993	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-1A18	6.00%		07/25/2037	1,979,065
3,656,613	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-2A11	6.00%		07/25/2037	3,516,900
2,102,553	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A14	6.00%		08/25/2037	2,069,229
4,196,478	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A36	6.00%		08/25/2037	4,129,965
2,982,306	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A96	6.00%		08/25/2037	2,935,037
36,466,576	Wells Fargo Mortgage Backed Securities Trust, Series 2007-14-1A1	6.00%		10/25/2037	35,931,739
21,147,754	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A1	6.00%		03/25/2037	21,026,612
1,223,886	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A18	5.75%		03/25/2037	1,207,471
2,756,515	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A9	6.00%		03/25/2037	2,740,724
842,159	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-3A2	5.25%		03/25/2037	862,287
2,324,680	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3-1A3	6.00%		04/25/2037	2,327,149
2,201,543	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A11	6.50%		04/25/2037	2,204,084
8,456,883	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A15	6.00%		04/25/2037	8,332,946
4,988,253	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A3	6.00%		04/25/2037	4,918,020
5,260,781	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A8	6.00%		04/25/2037	5,183,683
5,899,575	Wells Fargo Mortgage Backed Securities Trust, Series 2007-6-A4	6.00%		05/25/2037	5,844,713
2,819,104	Wells Fargo Mortgage Backed Securities Trust, Series 2007-6-A6	6.00%		05/25/2037	2,792,888
9,354,754	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	9,195,044
650,605	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A32	5.75%		06/25/2037	634,491
21,066,218	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A34	6.00%		06/25/2037	20,706,563
5,698,950	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A36	6.00%		06/25/2037	5,601,654
1,940,438	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A43	1.26%	#	06/25/2037	1,648,814
5,301,236	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A49	6.00%		06/25/2037	5,210,730
2,244,263	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A8	1.26%	#	06/25/2037	1,906,977
1,012,426	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A9	34.46%	#I/F	06/25/2037	1,473,546
1,571,306	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A13	1.13%	#	07/25/2037	1,386,308
1,571,306	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A14	35.24%	#I/F	07/25/2037	2,378,905
25,533,720	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A16	6.00%		07/25/2037	25,295,184
17,038,258	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A2	6.00%		07/25/2037	16,879,087
2,408,715	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A20	6.00%		07/25/2037	2,386,213
21,520,285	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A22	6.00%		07/25/2037	21,319,253
7,489,879	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A3	6.00%		07/25/2037	7,419,910
9,126,849	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-2A9	6.00%		07/25/2037	9,277,873
54,116,496	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR9-A1	6.00%	#	12/28/2037	52,101,295
25,864,248	WinWater Mortgage Loan Trust, Series 2015-4-A5	3.50%	#^	06/20/2045	26,405,315
161,071,718	WinWater Mortgage Loan Trust, Series 2015-5-A3	3.50%	#^	08/20/2045	162,569,202
27,193,488	WinWater Mortgage Loan Trust, Series 2016-1-1A5	3.50%	#^	01/20/2046	27,001,475

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $12,357,684,230)					12,226,832,072

US Government and Agency Obligations - 4.6%
59,900,000	Tennessee Valley Authority	4.25%		09/15/2065	61,625,947
516,115,000	United States Treasury Inflation Indexed Bonds	0.13%		04/15/2020	521,600,270
1,325,000,000	United States Treasury Notes	1.63%		11/15/2022	1,288,264,375
700,000,000	United States Treasury Notes	2.00%		02/15/2023	693,581,000

Total US Government and Agency Obligations (Cost $2,592,889,906)					2,565,071,592

US Government / Agency Mortgage Backed Obligations - 51.7%
11,112,696	Federal Home Loan Mortgage Corporation, Pool C03490	4.50%		08/01/2040	11,966,004
64,571,517	Federal Home Loan Mortgage Corporation, Pool C91388	3.50%		02/01/2032	66,945,089
33,794,711	Federal Home Loan Mortgage Corporation, Pool C91403	3.50%		03/01/2032	35,032,493
32,761,767	Federal Home Loan Mortgage Corporation, Pool C91413	3.50%		12/01/2031	33,841,129
16,605,964	Federal Home Loan Mortgage Corporation, Pool C91417	3.50%		01/01/2032	17,214,753
68,476,496	Federal Home Loan Mortgage Corporation, Pool C91447	3.50%		05/01/2032	70,995,174
75,133,974	Federal Home Loan Mortgage Corporation, Pool C91594	3.00%		01/01/2033	76,624,350
22,539,955	Federal Home Loan Mortgage Corporation, Pool C91596	3.00%		02/01/2033	22,988,622
11,674,362	Federal Home Loan Mortgage Corporation, Pool D98901	3.50%		01/01/2032	12,105,165
31,643,907	Federal Home Loan Mortgage Corporation, Pool D98923	3.50%		01/01/2032	32,754,357
28,845,183	Federal Home Loan Mortgage Corporation, Pool D99724	3.00%		11/01/2032	29,417,413
28,303,711	Federal Home Loan Mortgage Corporation, Pool G01840	5.00%		07/01/2035	31,124,175
5,916,988	Federal Home Loan Mortgage Corporation, Pool G04817	5.00%		09/01/2038	6,442,351
15,048,229	Federal Home Loan Mortgage Corporation, Pool G06172	5.50%		12/01/2038	16,796,518
21,128,460	Federal Home Loan Mortgage Corporation, Pool G06954	6.00%		05/01/2040	23,897,199
30,398,851	Federal Home Loan Mortgage Corporation, Pool G07011	6.00%		05/01/2040	34,401,781
26,407,609	Federal Home Loan Mortgage Corporation, Pool G07801	4.00%		10/01/2044	27,889,547
51,798,918	Federal Home Loan Mortgage Corporation, Pool G07862	4.00%		01/01/2044	54,680,992
58,261,416	Federal Home Loan Mortgage Corporation, Pool G07905	4.00%		01/01/2042	61,515,262
88,929,835	Federal Home Loan Mortgage Corporation, Pool G08534	3.00%		06/01/2043	88,751,845
28,625,496	Federal Home Loan Mortgage Corporation, Pool G08537	3.00%		07/01/2043	28,556,334
70,454,407	Federal Home Loan Mortgage Corporation, Pool G08614	3.00%		11/01/2044	70,022,085
81,455,824	Federal Home Loan Mortgage Corporation, Pool G08619	3.00%		12/01/2044	80,948,110
109,663,132	Federal Home Loan Mortgage Corporation, Pool G08622	3.00%		01/01/2045	108,973,668
208,569,362	Federal Home Loan Mortgage Corporation, Pool G08626	3.00%		02/01/2045	207,257,932
112,041,410	Federal Home Loan Mortgage Corporation, Pool G08631	3.00%		03/01/2045	111,334,696
286,788,373	Federal Home Loan Mortgage Corporation, Pool G08635	3.00%		04/01/2045	284,979,008
84,383,005	Federal Home Loan Mortgage Corporation, Pool G08640	3.00%		05/01/2045	83,850,359
435,320,771	Federal Home Loan Mortgage Corporation, Pool G08648	3.00%		06/01/2045	432,574,215
84,399,175	Federal Home Loan Mortgage Corporation, Pool G08653	3.00%		07/01/2045	83,867,415
46,460,647	Federal Home Loan Mortgage Corporation, Pool G08658	3.00%		08/01/2045	46,168,154
55,958,121	Federal Home Loan Mortgage Corporation, Pool G08670	3.00%		10/01/2045	55,605,970
653,711,370	Federal Home Loan Mortgage Corporation, Pool G08675	3.00%		11/01/2045	649,594,629
285,032,658	Federal Home Loan Mortgage Corporation, Pool G08680	3.00%		12/01/2045	283,236,918
196,228,244	Federal Home Loan Mortgage Corporation, Pool G08686	3.00%		01/01/2046	194,988,737
257,402,302	Federal Home Loan Mortgage Corporation, Pool G08692	3.00%		02/01/2046	255,779,679
517,696,981	Federal Home Loan Mortgage Corporation, Pool G08697	3.00%		03/01/2046	514,433,005
703,708,189	Federal Home Loan Mortgage Corporation, Pool G08705	3.00%		05/01/2046	699,253,716
312,604,758	Federal Home Loan Mortgage Corporation, Pool G08721	3.00%		09/01/2046	310,621,922
74,298,000	Federal Home Loan Mortgage Corporation, Pool G60251	3.50%		10/01/2045	76,337,543
263,794,458	Federal Home Loan Mortgage Corporation, Pool G60393	3.50%		01/01/2046	270,844,120
122,090,943	Federal Home Loan Mortgage Corporation, Pool J22834	2.50%		03/01/2028	122,409,765
77,953,075	Federal Home Loan Mortgage Corporation, Pool Q13637	3.00%		11/01/2042	77,893,652
77,231,036	Federal Home Loan Mortgage Corporation, Pool Q13638	3.00%		11/01/2042	77,172,280
130,395,810	Federal Home Loan Mortgage Corporation, Pool Q16672	3.00%		03/01/2043	130,296,230
8,138,061	Federal Home Loan Mortgage Corporation, Pool Q23595	4.00%		12/01/2043	8,615,629
11,141,843	Federal Home Loan Mortgage Corporation, Pool Q24052	4.00%		01/01/2044	11,795,694
9,710,303	Federal Home Loan Mortgage Corporation, Pool Q24172	4.00%		01/01/2044	10,279,791
8,132,477	Federal Home Loan Mortgage Corporation, Pool Q24979	4.00%		02/01/2044	8,609,486
62,134,852	Federal Home Loan Mortgage Corporation, Pool Q31596	3.50%		02/01/2045	63,686,390
22,468,356	Federal Home Loan Mortgage Corporation, Pool Q32861	3.50%		04/01/2045	23,043,884
61,692,382	Federal Home Loan Mortgage Corporation, Pool Q32921	3.50%		04/01/2045	63,239,100
35,511,997	Federal Home Loan Mortgage Corporation, Pool Q39502	3.50%		03/01/2046	36,461,614
7,864,989	Federal Home Loan Mortgage Corporation, Pool T60392	4.00%		10/01/2041	8,154,112
7,790,434	Federal Home Loan Mortgage Corporation, Pool T60681	4.00%		05/01/2042	8,082,803
25,032,022	Federal Home Loan Mortgage Corporation, Pool T60782	3.50%		07/01/2042	25,399,034
43,903,871	Federal Home Loan Mortgage Corporation, Pool T60853	3.50%		09/01/2042	44,547,544
34,567,793	Federal Home Loan Mortgage Corporation, Pool T60854	3.50%		09/01/2042	35,074,618
4,360,153	Federal Home Loan Mortgage Corporation, Pool T65110	3.50%		10/01/2042	4,424,158
8,916,560	Federal Home Loan Mortgage Corporation, Pool T69016	5.00%		06/01/2041	9,459,360
31,245,825	Federal Home Loan Mortgage Corporation, Pool T69050	3.50%		05/01/2046	31,704,830
688,408	Federal Home Loan Mortgage Corporation, Pool U60299	4.00%		11/01/2040	729,887
175,089,377	Federal Home Loan Mortgage Corporation, Pool V81821	3.00%		08/01/2045	174,060,620
46,652,684	Federal Home Loan Mortgage Corporation, Pool V82117	3.00%		12/01/2045	46,371,320
54,263,282	Federal Home Loan Mortgage Corporation, Pool V82209	3.50%		02/01/2046	55,714,347
16,619,991	Federal Home Loan Mortgage Corporation, Pool V82248	3.50%		03/01/2046	17,076,366
75,624,505	Federal Home Loan Mortgage Corporation, Series 2015-SC02-1A	3.00%		09/25/2045	73,411,323
7,118,000	Federal Home Loan Mortgage Corporation, Series 2016-K54-B	4.05%	#^	02/25/2026	6,940,560
51,985,027	Federal Home Loan Mortgage Corporation, Series 2016-SC01-1A	3.00%		07/25/2046	50,941,906
2,044,232	Federal Home Loan Mortgage Corporation, Series 2519-ZD	5.50%		11/15/2032	2,235,651
1,300,085	Federal Home Loan Mortgage Corporation, Series 2596-ZL	5.00%		04/15/2033	1,419,879
58,320,263	Federal Home Loan Mortgage Corporation, Series 267-30	3.00%		08/15/2042	57,613,596
659,021	Federal Home Loan Mortgage Corporation, Series 2684-ZN	4.00%		10/15/2033	691,288
111,592,900	Federal Home Loan Mortgage Corporation, Series 269-30	3.00%		08/15/2042	110,358,168
48,490,199	Federal Home Loan Mortgage Corporation, Series 274-30	3.00%		08/15/2042	47,956,856
4,450,930	Federal Home Loan Mortgage Corporation, Series 2750-ZT	5.00%		02/15/2034	4,883,283
136,463,948	Federal Home Loan Mortgage Corporation, Series 280-30	3.00%		09/15/2042	135,077,923
18,555,262	Federal Home Loan Mortgage Corporation, Series 2819-MS	5.77%	#I/FI/O	06/15/2040	2,949,867
11,095,900	Federal Home Loan Mortgage Corporation, Series 2825-PZ	5.50%		07/15/2034	12,125,223
33,198,390	Federal Home Loan Mortgage Corporation, Series 284-300	3.00%		10/15/2042	32,933,070
6,862,900	Federal Home Loan Mortgage Corporation, Series 2898-JZ	5.00%		12/15/2034	7,528,135
14,833,201	Federal Home Loan Mortgage Corporation, Series 2899-AZ	5.00%		12/15/2034	16,238,460
11,400,563	Federal Home Loan Mortgage Corporation, Series 2909-Z	5.00%		12/15/2034	12,478,523
20,065,175	Federal Home Loan Mortgage Corporation, Series 2932-Z	5.00%		02/15/2035	21,920,750
1,947,234	Federal Home Loan Mortgage Corporation, Series 2990-JL	5.95%	#I/FI/O	03/15/2035	241,359
6,868,231	Federal Home Loan Mortgage Corporation, Series 3002-SN	5.80%	#I/FI/O	07/15/2035	1,363,621
4,621,283	Federal Home Loan Mortgage Corporation, Series 3030-SL	5.40%	#I/FI/O	09/15/2035	724,097
1,411,117	Federal Home Loan Mortgage Corporation, Series 3045-DI	6.03%	#I/FI/O	10/15/2035	230,545
11,104,233	Federal Home Loan Mortgage Corporation, Series 3116-Z	5.50%		02/15/2036	12,475,884
1,960,259	Federal Home Loan Mortgage Corporation, Series 3117-ZN	4.50%		02/15/2036	2,073,399
5,953,680	Federal Home Loan Mortgage Corporation, Series 3174-PZ	5.00%		01/15/2036	6,497,704
1,362,877	Federal Home Loan Mortgage Corporation, Series 3187-JZ	5.00%		07/15/2036	1,493,969
3,667,499	Federal Home Loan Mortgage Corporation, Series 3188-ZK	5.00%		07/15/2036	4,008,991
5,574,135	Federal Home Loan Mortgage Corporation, Series 3203-SE	5.80%	#I/FI/O	08/15/2036	1,004,949
8,700,628	Federal Home Loan Mortgage Corporation, Series 3203-Z	5.00%		07/15/2036	9,516,505
13,786,206	Federal Home Loan Mortgage Corporation, Series 3203-ZC	5.00%		07/15/2036	15,078,968
6,649,091	Federal Home Loan Mortgage Corporation, Series 3261-SA	5.73%	#I/FI/O	01/15/2037	1,236,580
3,220,821	Federal Home Loan Mortgage Corporation, Series 3267-BA	5.80%		11/15/2036	3,414,083
8,341,935	Federal Home Loan Mortgage Corporation, Series 3275-SC	5.38%	#I/FI/O	02/15/2037	1,129,724
4,477,424	Federal Home Loan Mortgage Corporation, Series 3315-HZ	6.00%		05/15/2037	4,691,467
11,551,343	Federal Home Loan Mortgage Corporation, Series 3326-GS	5.95%	#I/FI/O	06/15/2037	1,299,352
1,463,758	Federal Home Loan Mortgage Corporation, Series 3351-ZC	5.50%		07/15/2037	1,639,882
14,598,445	Federal Home Loan Mortgage Corporation, Series 3355-BI	5.35%	#I/FI/O	08/15/2037	2,349,488
1,085,005	Federal Home Loan Mortgage Corporation, Series 3369-Z	6.00%		09/15/2037	1,173,059
3,443,236	Federal Home Loan Mortgage Corporation, Series 3405-ZG	5.50%		01/15/2038	3,753,128
6,159,474	Federal Home Loan Mortgage Corporation, Series 3417-SI	5.48%	#I/FI/O	02/15/2038	807,710
7,237,582	Federal Home Loan Mortgage Corporation, Series 3423-GS	4.95%	#I/FI/O	03/15/2038	860,398
1,188,487	Federal Home Loan Mortgage Corporation, Series 3423-SG	4.95%	#I/FI/O	03/15/2038	130,299
1,694,232	Federal Home Loan Mortgage Corporation, Series 3451-S	5.33%	#I/FI/O	02/15/2037	199,680
1,547,383	Federal Home Loan Mortgage Corporation, Series 3455-SC	5.36%	#I/FI/O	06/15/2038	206,174
980,490	Federal Home Loan Mortgage Corporation, Series 3473-SM	5.37%	#I/FI/O	07/15/2038	99,289
7,469,745	Federal Home Loan Mortgage Corporation, Series 3484-SE	5.15%	#I/FI/O	08/15/2038	1,157,609
7,152,545	Federal Home Loan Mortgage Corporation, Series 3519-SD	4.85%	#I/FI/O	02/15/2038	1,112,229
2,632,067	Federal Home Loan Mortgage Corporation, Series 3524-LB	3.98%		06/15/2038	2,557,791
210,301	Federal Home Loan Mortgage Corporation, Series 3530-GZ	4.50%		05/15/2039	209,101
9,978,072	Federal Home Loan Mortgage Corporation, Series 3541-EI	6.05%	#I/FI/O	06/15/2039	1,656,823
2,566,447	Federal Home Loan Mortgage Corporation, Series 3545-SA	5.45%	#I/FI/O	06/15/2039	323,818
1,067,637	Federal Home Loan Mortgage Corporation, Series 3549-SA	5.10%	#I/FI/O	07/15/2039	128,654
11,517,607	Federal Home Loan Mortgage Corporation, Series 3577-LS	6.50%	#I/FI/O	08/15/2035	2,129,717
2,869,243	Federal Home Loan Mortgage Corporation, Series 3582-SA	5.30%	#I/FI/O	10/15/2049	377,038
3,441,831	Federal Home Loan Mortgage Corporation, Series 3583-GB	4.50%		10/15/2039	3,683,548
24,816,933	Federal Home Loan Mortgage Corporation, Series 3606-CS	5.65%	#I/FI/O	12/15/2039	4,608,437
6,512,237	Federal Home Loan Mortgage Corporation, Series 3616-SG	5.65%	#I/FI/O	03/15/2032	1,134,275
9,576,850	Federal Home Loan Mortgage Corporation, Series 3626-AZ	5.50%		08/15/2036	10,394,401
1,223,841	Federal Home Loan Mortgage Corporation, Series 3631-SE	5.70%	#I/FI/O	05/15/2039	35,237
13,414,377	Federal Home Loan Mortgage Corporation, Series 3641-Z	5.50%		02/15/2036	14,787,934
13,667,885	Federal Home Loan Mortgage Corporation, Series 3654-ZB	5.50%		11/15/2037	14,759,862
30,755,093	Federal Home Loan Mortgage Corporation, Series 3666-VZ	5.50%		08/15/2036	33,554,545
3,731,557	Federal Home Loan Mortgage Corporation, Series 3667-SB	5.75%	#I/FI/O	05/15/2040	573,105
11,801,200	Federal Home Loan Mortgage Corporation, Series 3702-SG	5.35%	#I/FI/O	08/15/2032	2,013,918
3,686,655	Federal Home Loan Mortgage Corporation, Series 3704-EI	5.00%	I/O	12/15/2036	893,622
3,741,293	Federal Home Loan Mortgage Corporation, Series 3712-SG	21.92%	#I/F	08/15/2040	5,664,902
7,892,924	Federal Home Loan Mortgage Corporation, Series 3724-CM	5.50%		06/15/2037	8,786,537
81,125,794	Federal Home Loan Mortgage Corporation, Series 3725-CS	5.30%	#I/FI/O	05/15/2040	10,260,669
25,423,565	Federal Home Loan Mortgage Corporation, Series 3726-SA	5.35%	#I/FI/O	09/15/2040	4,017,348
78,143,667	Federal Home Loan Mortgage Corporation, Series 3738-BP	4.00%		12/15/2038	80,725,862
2,707,184	Federal Home Loan Mortgage Corporation, Series 3741-SC	8.59%	#I/F	10/15/2040	3,057,983
20,548,592	Federal Home Loan Mortgage Corporation, Series 3752-BS	8.77%	#I/F	11/15/2040	21,116,308
16,188,213	Federal Home Loan Mortgage Corporation, Series 3768-ZX	5.00%		12/15/2040	18,012,828
9,091,569	Federal Home Loan Mortgage Corporation, Series 3771-AL	4.00%		12/15/2030	9,475,640
18,761,630	Federal Home Loan Mortgage Corporation, Series 3779-BY	3.50%		12/15/2030	19,867,921
28,108,220	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	29,471,415
24,250,000	Federal Home Loan Mortgage Corporation, Series 3779-LB	4.00%		12/15/2030	25,720,583
3,500,000	Federal Home Loan Mortgage Corporation, Series 3779-YA	3.50%		12/15/2030	3,614,170
15,000,000	Federal Home Loan Mortgage Corporation, Series 3783-AC	4.00%		01/15/2031	16,225,401
9,720,231	Federal Home Loan Mortgage Corporation, Series 3786-SG	8.09%	#I/F	01/15/2041	11,341,174
11,731,674	Federal Home Loan Mortgage Corporation, Series 3788-AY	3.50%		01/15/2031	12,195,268
7,229,778	Federal Home Loan Mortgage Corporation, Series 3790-Z	4.00%		01/15/2041	7,537,473
12,665,202	Federal Home Loan Mortgage Corporation, Series 3795-VZ	4.00%		01/15/2041	13,262,269
550,069	Federal Home Loan Mortgage Corporation, Series 3798-SD	8.19%	#I/F	12/15/2040	567,430
20,184,429	Federal Home Loan Mortgage Corporation, Series 3800-VZ	4.50%		02/15/2041	22,153,577
11,979,112	Federal Home Loan Mortgage Corporation, Series 3803-ZM	4.00%		02/15/2041	12,215,149
62,427,375	Federal Home Loan Mortgage Corporation, Series 3806-CZ	5.50%		07/15/2034	69,335,457
18,000,000	Federal Home Loan Mortgage Corporation, Series 3808-DB	3.50%		02/15/2031	18,602,309
15,277,557	Federal Home Loan Mortgage Corporation, Series 3812-EY	3.50%		02/15/2031	15,853,536
8,444,711	Federal Home Loan Mortgage Corporation, Series 3818-CZ	4.50%		03/15/2041	9,122,397
15,325,056	Federal Home Loan Mortgage Corporation, Series 3819-ZU	5.50%		07/15/2034	16,722,418
35,500,000	Federal Home Loan Mortgage Corporation, Series 3824-EY	3.50%		03/15/2031	37,601,380
3,350,433	Federal Home Loan Mortgage Corporation, Series 3828-SW	11.09%	#I/F	02/15/2041	4,269,151
16,355,543	Federal Home Loan Mortgage Corporation, Series 3829-VZ	4.00%		03/15/2041	17,218,056
6,633,832	Federal Home Loan Mortgage Corporation, Series 3843-PZ	5.00%		04/15/2041	7,603,784
46,054,480	Federal Home Loan Mortgage Corporation, Series 3863-ZA	5.50%		08/15/2034	50,074,645
10,229,000	Federal Home Loan Mortgage Corporation, Series 3870-PB	4.50%		06/15/2041	10,958,716
71,516,315	Federal Home Loan Mortgage Corporation, Series 3871-LZ	5.50%		06/15/2041	81,885,802
22,144,181	Federal Home Loan Mortgage Corporation, Series 3872-BA	4.00%		06/15/2041	22,808,365
17,036,854	Federal Home Loan Mortgage Corporation, Series 3877-EY	4.50%		06/15/2041	18,174,292
9,082,528	Federal Home Loan Mortgage Corporation, Series 3877-GY	4.50%		06/15/2041	9,580,276
45,967,303	Federal Home Loan Mortgage Corporation, Series 3877-ZU	4.50%		06/15/2041	47,487,359
32,899,290	Federal Home Loan Mortgage Corporation, Series 3888-ZG	4.00%		07/15/2041	34,728,922
20,407,099	Federal Home Loan Mortgage Corporation, Series 3888-ZU	4.50%		06/15/2041	22,239,316
9,631,563	Federal Home Loan Mortgage Corporation, Series 3900-SB	5.27%	#I/FI/O	07/15/2041	1,252,193
43,987,762	Federal Home Loan Mortgage Corporation, Series 3901-VZ	4.00%		07/15/2041	46,557,883
23,487,877	Federal Home Loan Mortgage Corporation, Series 3910-GZ	5.00%		08/15/2041	26,962,168
9,725,918	Federal Home Loan Mortgage Corporation, Series 3910-ZE	5.00%		10/15/2034	10,588,900
12,330,000	Federal Home Loan Mortgage Corporation, Series 3919-KL	4.50%		09/15/2041	13,088,341
29,739,937	Federal Home Loan Mortgage Corporation, Series 3919-ZJ	4.00%		09/15/2041	30,757,848
4,650,505	Federal Home Loan Mortgage Corporation, Series 3942-JZ	4.00%		10/15/2041	4,797,127
12,291,501	Federal Home Loan Mortgage Corporation, Series 3944-AZ	4.00%		10/15/2041	12,365,288
5,096,937	Federal Home Loan Mortgage Corporation, Series 3946-SM	12.59%	#I/F	10/15/2041	6,573,552
8,220,572	Federal Home Loan Mortgage Corporation, Series 3957-DZ	3.50%		11/15/2041	8,345,006
10,000,000	Federal Home Loan Mortgage Corporation, Series 3964-VM	4.00%		11/15/2034	10,563,984
44,223,002	Federal Home Loan Mortgage Corporation, Series 3969-AB	4.00%		10/15/2033	45,764,077
11,874,794	Federal Home Loan Mortgage Corporation, Series 3982-AZ	3.50%		01/15/2042	12,397,926
59,663,712	Federal Home Loan Mortgage Corporation, Series 3990-ZA	3.50%		01/15/2042	59,379,015
18,193,457	Federal Home Loan Mortgage Corporation, Series 3999-EZ	4.00%		02/15/2042	19,098,396
50,941,680	Federal Home Loan Mortgage Corporation, Series 3999-ZB	4.00%		02/15/2042	53,026,601
28,883,845	Federal Home Loan Mortgage Corporation, Series 4016-KZ	4.00%		03/15/2042	30,447,698
19,838,576	Federal Home Loan Mortgage Corporation, Series 4050-BC	2.00%		05/15/2041	19,637,891
71,811,544	Federal Home Loan Mortgage Corporation, Series 4057-ZA	4.00%		06/15/2042	75,275,876
71,549,109	Federal Home Loan Mortgage Corporation, Series 4084-TZ	4.00%		07/15/2042	75,293,245
10,330,688	Federal Home Loan Mortgage Corporation, Series 4097-TG	2.00%		05/15/2039	10,307,108
40,078,014	Federal Home Loan Mortgage Corporation, Series 4097-ZA	3.50%		08/15/2042	40,060,937
97,063,000	Federal Home Loan Mortgage Corporation, Series 4109-GE	4.50%		10/15/2041	102,548,613
15,502,102	Federal Home Loan Mortgage Corporation, Series 4109-KD	3.00%		05/15/2032	15,700,995
5,202,170	Federal Home Loan Mortgage Corporation, Series 4121-AV	3.00%		12/15/2035	5,121,394
61,908,516	Federal Home Loan Mortgage Corporation, Series 4160-HP	2.50%		01/15/2033	62,416,513
28,537,872	Federal Home Loan Mortgage Corporation, Series 4162-ZJ	3.00%		02/15/2033	27,679,629
6,009,558	Federal Home Loan Mortgage Corporation, Series 4165-ZT	3.00%		02/15/2043	5,531,597
41,104,583	Federal Home Loan Mortgage Corporation, Series 4174-Z	3.50%		03/15/2043	41,397,153
102,566,083	Federal Home Loan Mortgage Corporation, Series 4179-AZ	4.00%		01/15/2041	106,919,193
30,194,128	Federal Home Loan Mortgage Corporation, Series 4183-ZB	3.00%		03/15/2043	27,448,449
19,537,700	Federal Home Loan Mortgage Corporation, Series 4186-ZJ	3.00%		03/15/2033	18,652,917
13,000,000	Federal Home Loan Mortgage Corporation, Series 4189-ML	3.00%		04/15/2038	12,596,297
180,456,459	Federal Home Loan Mortgage Corporation, Series 4212-US	4.66%	#I/F	06/15/2043	155,276,377
13,264,064	Federal Home Loan Mortgage Corporation, Series 4215-KC	2.25%		03/15/2038	13,374,806
78,656,013	Federal Home Loan Mortgage Corporation, Series 4223-US	4.69%	#I/F	07/15/2043	68,233,297
22,923,708	Federal Home Loan Mortgage Corporation, Series 4223-ZV	4.00%		07/15/2043	24,183,579
28,299,080	Federal Home Loan Mortgage Corporation, Series 4229-TZ	3.00%		06/15/2043	26,698,786
28,654,635	Federal Home Loan Mortgage Corporation, Series 4229-ZA	4.00%		07/15/2043	30,263,524
22,271,010	Federal Home Loan Mortgage Corporation, Series 4249-CS	4.19%	#I/F	09/15/2043	20,770,256
21,039,833	Federal Home Loan Mortgage Corporation, Series 4250-BZ	3.00%		09/15/2033	20,108,299
21,188,512	Federal Home Loan Mortgage Corporation, Series 4267-BZ	4.00%		10/15/2040	22,167,763
85,426,668	Federal Home Loan Mortgage Corporation, Series 4323-GA	3.00%		06/15/2040	87,926,799
17,679,794	Federal Home Loan Mortgage Corporation, Series 4355-ZX	4.00%		05/15/2044	18,713,333
35,273,215	Federal Home Loan Mortgage Corporation, Series 4360-KA	3.00%		05/15/2040	35,795,868
57,818,306	Federal Home Loan Mortgage Corporation, Series 4375-CG	3.00%		04/15/2039	59,242,648
14,477,596	Federal Home Loan Mortgage Corporation, Series 4376-GZ	3.00%		08/15/2044	13,248,496
46,027,777	Federal Home Loan Mortgage Corporation, Series 4377-LZ	3.00%		08/15/2044	41,728,994
55,970,561	Federal Home Loan Mortgage Corporation, Series 4377-UZ	3.00%		08/15/2044	51,396,999
8,140,299	Federal Home Loan Mortgage Corporation, Series 4379-KA	3.00%		08/15/2044	8,268,086
27,659,881	Federal Home Loan Mortgage Corporation, Series 4384-A	3.00%		12/15/2040	28,019,445
25,159,547	Federal Home Loan Mortgage Corporation, Series 4384-ZY	3.00%		09/15/2044	22,658,119
2,589,793	Federal Home Loan Mortgage Corporation, Series 4386-US	7.06%	#I/F	09/15/2044	2,605,056
238,594,690	Federal Home Loan Mortgage Corporation, Series 4390-NY	3.00%		06/15/2040	243,122,787
127,513,025	Federal Home Loan Mortgage Corporation, Series 4390-NZ	3.00%		09/15/2044	116,385,639
62,272,147	Federal Home Loan Mortgage Corporation, Series 4391-MA	3.00%		07/15/2040	63,501,038
80,465,155	Federal Home Loan Mortgage Corporation, Series 4408-PB	3.00%		04/15/2044	80,120,201
7,570,051	Federal Home Loan Mortgage Corporation, Series 4419-TB	3.00%		02/15/2040	7,631,067
115,561,399	Federal Home Loan Mortgage Corporation, Series 4427-CE	3.00%		02/15/2034	118,469,063
71,271,518	Federal Home Loan Mortgage Corporation, Series 4427-MA	3.00%		02/15/2034	72,902,310
43,426,038	Federal Home Loan Mortgage Corporation, Series 4427-PS	4.90%	#I/FI/O	07/15/2044	6,810,302
57,916,505	Federal Home Loan Mortgage Corporation, Series 4429-HA	3.00%		04/15/2034	59,013,849
24,298,766	Federal Home Loan Mortgage Corporation, Series 4434-LZ	3.00%		02/15/2045	21,043,205
15,495,403	Federal Home Loan Mortgage Corporation, Series 4438-B	3.00%		10/15/2043	15,729,986
9,085,626	Federal Home Loan Mortgage Corporation, Series 4441-VZ	3.00%		02/15/2045	8,214,951
64,680,616	Federal Home Loan Mortgage Corporation, Series 4444-CH	3.00%		01/15/2041	65,755,258
26,411,702	Federal Home Loan Mortgage Corporation, Series 4444-CZ	3.00%		02/15/2045	23,454,527
61,774,308	Federal Home Loan Mortgage Corporation, Series 4447-A	3.00%		06/15/2041	62,878,505
24,664,817	Federal Home Loan Mortgage Corporation, Series 4447-YZ	4.00%		08/15/2043	26,081,862
7,903,751	Federal Home Loan Mortgage Corporation, Series 4450-JZ	3.00%		03/15/2045	7,132,514
6,873,375	Federal Home Loan Mortgage Corporation, Series 4461-LZ	3.00%		03/15/2045	6,215,565
8,106,897	Federal Home Loan Mortgage Corporation, Series 4462-ZA	3.00%		04/15/2045	7,533,661
47,304,248	Federal Home Loan Mortgage Corporation, Series 4463-ZC	3.00%		04/15/2045	44,361,479
26,280,138	Federal Home Loan Mortgage Corporation, Series 4467-ZA	3.00%		04/15/2045	24,122,336
185,975,107	Federal Home Loan Mortgage Corporation, Series 4471-BA	3.00%		12/15/2041	187,076,973
161,715,671	Federal Home Loan Mortgage Corporation, Series 4471-BC	3.00%		12/15/2041	164,628,235
144,214,284	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	144,857,984
65,442,535	Federal Home Loan Mortgage Corporation, Series 4481-B	3.00%		12/15/2042	65,772,221
263,988,448	Federal Home Loan Mortgage Corporation, Series 4483-CA	3.00%		06/15/2044	266,264,768
155,606,756	Federal Home Loan Mortgage Corporation, Series 4483-PA	2.50%		06/15/2045	155,956,840
15,689,537	Federal Home Loan Mortgage Corporation, Series 4484-ZL	3.00%		06/15/2045	14,470,402
8,406,059	Federal Home Loan Mortgage Corporation, Series 4492-GZ	3.50%		07/15/2045	8,139,471
45,073,853	Federal Home Loan Mortgage Corporation, Series 4498-PD	2.50%		08/15/2042	44,890,511
37,520,978	Federal Home Loan Mortgage Corporation, Series 4499-AB	3.00%		06/15/2042	37,757,983
65,461,657	Federal Home Loan Mortgage Corporation, Series 4504-CA	3.00%		04/15/2044	66,284,732
38,890,118	Federal Home Loan Mortgage Corporation, Series 4511-QA	3.00%		01/15/2041	39,278,840
31,670,048	Federal Home Loan Mortgage Corporation, Series 4511-QC	3.00%		12/15/2040	32,118,714
77,020,586	Federal Home Loan Mortgage Corporation, Series 4527-CA	3.00%		02/15/2044	77,664,209
182,736,100	Federal Home Loan Mortgage Corporation, Series 4527-GA	3.00%		02/15/2044	185,297,037
176,130,355	Federal Home Loan Mortgage Corporation, Series 4533-AB	3.00%		06/15/2044	175,515,995
153,350,155	Federal Home Loan Mortgage Corporation, Series 4543-HG	2.70%		04/15/2044	152,123,292
245,360,237	Federal Home Loan Mortgage Corporation, Series 4573-CA	3.00%		11/15/2044	242,196,611
81,606,064	Federal Home Loan Mortgage Corporation, Series 4573-DA	3.00%		03/15/2045	80,424,743
176,657,257	Federal Home Loan Mortgage Corporation, Series 4582-HA	3.00%		09/15/2045	178,524,648
87,813,791	Federal Home Loan Mortgage Corporation, Series 4588-DA	3.00%		02/15/2044	88,194,068
84,790,013	Federal Home Loan Mortgage Corporation, Series 4629-KA	3.00%		03/15/2045	85,646,460
95,697,594	Federal Home Loan Mortgage Corporation, Series R003-ZA	5.50%		10/15/2035	108,611,324
272,785,233	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Z40117-Z4	3.00%		04/01/2045	271,170,364
6,583,000	Federal Home Loan Mortgage Corporation Pass-Thru, Series K054-A2	2.75%		01/25/2026	6,505,773
40,023,084	Federal National Mortgage Association, Pool AL9220	3.00%		06/01/2045	39,995,883
85,728,614	Federal National Mortgage Association, Pool AS7473	3.00%		07/01/2046	84,589,274
11,708,612	Federal National Mortgage Association, Pool AS7610	2.50%		07/01/2046	11,074,603
190,969,569	Federal National Mortgage Association, Pool AS7661	3.00%		08/01/2046	188,432,556
109,507,499	Federal National Mortgage Association, Pool AS8111	3.00%		10/01/2041	109,433,054
73,191,516	Federal National Mortgage Association, Pool AS8306	3.00%		11/01/2041	73,141,758
380,137,343	Federal National Mortgage Association, Pool AS8356	3.00%		11/01/2046	375,039,074
24,739,515	Federal National Mortgage Association, Pool AZ0576	3.50%		04/01/2042	25,370,617
169,676,829	Federal National Mortgage Association, Pool MA2621	3.50%		05/01/2046	172,302,464
128,698,284	Federal National Mortgage Association, Pool MA2649	3.00%		06/01/2046	126,994,968
45,831,544	Federal National Mortgage Association, Pool MA2673	3.00%		07/01/2046	45,224,734
138,176,668	Federal National Mortgage Association, Pool MA2711	3.00%		08/01/2046	136,349,747
150,637,948	Federal National Mortgage Association, Pool MA2737	3.00%		09/01/2046	149,756,806
12,845,686	Federal National Mortgage Association, Pool MA2743	3.00%		09/01/2046	12,675,503
1,178,527	Federal National Mortgage Association, Series 2002-70-QZ	5.50%		11/25/2032	1,286,474
1,883,018	Federal National Mortgage Association, Series 2002-75-ZG	5.50%		11/25/2032	2,111,494
956,761	Federal National Mortgage Association, Series 2003-117-KS	6.34%	#I/FI/O	08/25/2033	32,576
23,684,346	Federal National Mortgage Association, Series 2003-129-ZT	5.50%		01/25/2034	27,098,098
4,811,586	Federal National Mortgage Association, Series 2003-29-ZL	5.00%		04/25/2033	5,258,344
2,328,124	Federal National Mortgage Association, Series 2003-64-ZG	5.50%		07/25/2033	2,536,164
20,033,281	Federal National Mortgage Association, Series 2003-84-PZ	5.00%		09/25/2033	21,833,698
15,926,622	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	17,859,276
5,400,618	Federal National Mortgage Association, Series 2004-46-PJ	5.24%	#I/FI/O	03/25/2034	649,152
4,310,797	Federal National Mortgage Association, Series 2004-51-XP	6.94%	#I/FI/O	07/25/2034	1,004,568
5,000,000	Federal National Mortgage Association, Series 2004-W10-A6	5.75%		08/25/2034	5,644,385
1,711,221	Federal National Mortgage Association, Series 2004-W4-A5	5.50%		06/25/2034	1,786,088
370,053	Federal National Mortgage Association, Series 2005-107-EG	4.50%		01/25/2026	393,934
1,150,437	Federal National Mortgage Association, Series 2005-37-ZK	4.50%		05/25/2035	1,218,783
10,636,208	Federal National Mortgage Association, Series 2005-87-SE	5.29%	#I/FI/O	10/25/2035	1,788,597
8,649,928	Federal National Mortgage Association, Series 2005-87-SG	5.94%	#I/FI/O	10/25/2035	1,426,670
6,957,861	Federal National Mortgage Association, Series 2006-101-SA	5.82%	#I/FI/O	10/25/2036	1,208,011
2,904,006	Federal National Mortgage Association, Series 2006-123-LI	5.56%	#I/FI/O	01/25/2037	527,631
2,326,688	Federal National Mortgage Association, Series 2006-16-HZ	5.50%		03/25/2036	2,491,865
12,306,360	Federal National Mortgage Association, Series 2006-56-SM	5.99%	#I/FI/O	07/25/2036	2,014,920
18,386,590	Federal National Mortgage Association, Series 2006-60-YI	5.81%	#I/FI/O	07/25/2036	4,360,349
1,691,421	Federal National Mortgage Association, Series 2006-93-SN	5.84%	#I/FI/O	10/25/2036	277,547
13,549,907	Federal National Mortgage Association, Series 2007-109-VZ	5.00%		10/25/2035	14,900,284
2,112,504	Federal National Mortgage Association, Series 2007-116-BI	5.49%	#I/FI/O	05/25/2037	331,923
11,176,656	Federal National Mortgage Association, Series 2007-14-PS	6.05%	#I/FI/O	03/25/2037	2,076,145
5,387,102	Federal National Mortgage Association, Series 2007-30-OI	5.68%	#I/FI/O	04/25/2037	968,615
1,368,734	Federal National Mortgage Association, Series 2007-30-SI	5.35%	#I/FI/O	04/25/2037	172,053
5,898,579	Federal National Mortgage Association, Series 2007-32-SG	5.34%	#I/FI/O	04/25/2037	1,038,138
4,828,206	Federal National Mortgage Association, Series 2007-57-SX	5.86%	#I/FI/O	10/25/2036	906,275
7,303,575	Federal National Mortgage Association, Series 2007-60-VZ	6.00%		07/25/2037	8,302,734
3,172,580	Federal National Mortgage Association, Series 2007-71-GZ	6.00%		07/25/2047	3,488,327
5,742,986	Federal National Mortgage Association, Series 2007-75-ID	5.11%	#I/FI/O	08/25/2037	960,836
1,577,349	Federal National Mortgage Association, Series 2007-9-SD	5.89%	#I/FI/O	03/25/2037	205,034
1,376,118	Federal National Mortgage Association, Series 2008-27-B	5.50%		04/25/2038	1,470,272
6,792,216	Federal National Mortgage Association, Series 2008-29-ZA	4.50%		04/25/2038	7,290,484
13,107,436	Federal National Mortgage Association, Series 2008-48-BE	5.00%		06/25/2034	14,289,667
2,551,902	Federal National Mortgage Association, Series 2008-48-SD	5.24%	#I/FI/O	06/25/2037	336,271
2,530,160	Federal National Mortgage Association, Series 2008-53-LI	5.39%	#I/FI/O	07/25/2038	308,948
2,439,866	Federal National Mortgage Association, Series 2008-57-SE	5.24%	#I/FI/O	02/25/2037	296,338
1,624,751	Federal National Mortgage Association, Series 2008-5-MS	5.49%	#I/FI/O	02/25/2038	239,636
2,257,080	Federal National Mortgage Association, Series 2008-61-SC	5.24%	#I/FI/O	07/25/2038	295,352
2,898,987	Federal National Mortgage Association, Series 2008-62-SC	5.24%	#I/FI/O	07/25/2038	353,115
3,711,522	Federal National Mortgage Association, Series 2008-65-SA	5.24%	#I/FI/O	08/25/2038	497,886
3,749,157	Federal National Mortgage Association, Series 2008-81-LP	5.50%		09/25/2038	4,045,352
11,396,708	Federal National Mortgage Association, Series 2009-106-EZ	4.50%		01/25/2040	11,958,764
3,191,434	Federal National Mortgage Association, Series 2009-111-SE	5.49%	#I/FI/O	01/25/2040	480,411
923,422	Federal National Mortgage Association, Series 2009-16-MZ	5.00%		03/25/2029	1,007,581
6,383,923	Federal National Mortgage Association, Series 2009-42-SI	5.24%	#I/FI/O	06/25/2039	989,276
3,381,643	Federal National Mortgage Association, Series 2009-42-SX	5.24%	#I/FI/O	06/25/2039	405,448
2,893,917	Federal National Mortgage Association, Series 2009-47-SA	5.34%	#I/FI/O	07/25/2039	376,447
1,327,811	Federal National Mortgage Association, Series 2009-48-WS	5.19%	#I/FI/O	07/25/2039	142,998
8,723,458	Federal National Mortgage Association, Series 2009-49-S	5.99%	#I/FI/O	07/25/2039	1,675,522
1,200,914	Federal National Mortgage Association, Series 2009-51-BZ	4.50%		07/25/2039	1,262,443
2,654,353	Federal National Mortgage Association, Series 2009-54-EZ	5.00%		07/25/2039	2,843,599
2,742,845	Federal National Mortgage Association, Series 2009-70-SA	5.04%	#I/FI/O	09/25/2039	285,040
8,950,917	Federal National Mortgage Association, Series 2009-80-PM	4.50%		10/25/2039	9,505,674
4,662,584	Federal National Mortgage Association, Series 2009-83-Z	4.50%		10/25/2039	4,889,857
19,096,159	Federal National Mortgage Association, Series 2009-85-ES	6.47%	#I/FI/O	01/25/2036	3,777,300
26,118,038	Federal National Mortgage Association, Series 2009-85-JS	5.99%	#I/FI/O	10/25/2039	4,902,896
4,148,999	Federal National Mortgage Association, Series 2009-90-IB	4.96%	#I/FI/O	04/25/2037	576,391
2,475,365	Federal National Mortgage Association, Series 2009-94-BC	5.00%		11/25/2039	2,616,163
22,327,896	Federal National Mortgage Association, Series 2010-101-SA	3.72%	#I/FI/O	09/25/2040	2,590,364
12,233,464	Federal National Mortgage Association, Series 2010-101-ZC	4.50%		09/25/2040	12,881,753
34,895,801	Federal National Mortgage Association, Series 2010-101-ZH	4.50%		07/25/2040	36,388,860
8,133,771	Federal National Mortgage Association, Series 2010-10-SA	5.59%	#I/FI/O	02/25/2040	1,394,126
3,706,471	Federal National Mortgage Association, Series 2010-10-ZA	4.50%		02/25/2040	3,825,080
2,261,345	Federal National Mortgage Association, Series 2010-111-S	5.19%	#I/FI/O	10/25/2050	331,259
7,151,779	Federal National Mortgage Association, Series 2010-116-Z	4.00%		10/25/2040	7,471,844
3,626,939	Federal National Mortgage Association, Series 2010-117-SA	3.74%	#I/FI/O	10/25/2040	274,150
6,050,726	Federal National Mortgage Association, Series 2010-120-KD	4.00%		10/25/2040	6,337,593
40,497,175	Federal National Mortgage Association, Series 2010-121-SD	3.74%	#I/FI/O	10/25/2040	3,719,212
242,685	Federal National Mortgage Association, Series 2010-126-SU	48.22%	#I/F	11/25/2040	813,043
178,693	Federal National Mortgage Association, Series 2010-126-SX	13.15%	#I/F	11/25/2040	277,734
9,529,059	Federal National Mortgage Association, Series 2010-128-HZ	4.00%		11/25/2040	9,801,746
7,208,176	Federal National Mortgage Association, Series 2010-132-Z	4.50%		11/25/2040	7,566,274
88,008	Federal National Mortgage Association, Series 2010-137-VS	13.15%	#I/F	12/25/2040	128,803
18,534,604	Federal National Mortgage Association, Series 2010-142-AZ	4.00%		12/25/2040	18,985,140
21,145,153	Federal National Mortgage Association, Series 2010-148-SA	5.89%	#I/FI/O	01/25/2026	2,788,883
34,310,031	Federal National Mortgage Association, Series 2010-150-ZA	4.00%		01/25/2041	36,021,237
15,639,721	Federal National Mortgage Association, Series 2010-16-SA	4.69%	#I/FI/O	03/25/2040	2,266,932
3,856,902	Federal National Mortgage Association, Series 2010-21-DZ	5.00%		03/25/2040	4,209,442
2,566,627	Federal National Mortgage Association, Series 2010-21-KS	4.19%	#I/FI/O	03/25/2040	224,860
1,259,264	Federal National Mortgage Association, Series 2010-2-GS	5.69%	#I/FI/O	12/25/2049	134,417
3,743,933	Federal National Mortgage Association, Series 2010-2-MS	5.49%	#I/FI/O	02/25/2050	521,056
3,679,548	Federal National Mortgage Association, Series 2010-31-SA	4.24%	#I/FI/O	04/25/2040	391,949
8,902,244	Federal National Mortgage Association, Series 2010-31-VZ	4.00%		04/25/2040	9,096,464
7,118,653	Federal National Mortgage Association, Series 2010-34-PS	4.17%	#I/FI/O	04/25/2040	915,483
1,377,700	Federal National Mortgage Association, Series 2010-35-ES	5.69%	#I/FI/O	04/25/2040	179,628
2,039,008	Federal National Mortgage Association, Series 2010-35-SV	5.69%	#I/FI/O	04/25/2040	265,032
2,201,545	Federal National Mortgage Association, Series 2010-46-MS	4.19%	#I/FI/O	05/25/2040	244,277
16,056,312	Federal National Mortgage Association, Series 2010-49-ZW	4.50%		05/25/2040	16,599,512
4,116,216	Federal National Mortgage Association, Series 2010-4-SK	5.47%	#I/FI/O	02/25/2040	652,245
1,732,453	Federal National Mortgage Association, Series 2010-58-ES	10.53%	#I/F	06/25/2040	2,042,589
10,869,531	Federal National Mortgage Association, Series 2010-59-MS	5.01%	#I/FI/O	06/25/2040	1,899,616
16,613,738	Federal National Mortgage Association, Series 2010-59-PS	5.69%	#I/FI/O	03/25/2039	1,570,251
11,305,468	Federal National Mortgage Association, Series 2010-59-SC	4.24%	#I/FI/O	01/25/2040	1,421,400
1,793,654	Federal National Mortgage Association, Series 2010-60-VZ	5.00%		10/25/2039	1,868,823
1,078,957	Federal National Mortgage Association, Series 2010-61-EL	4.50%		06/25/2040	1,137,411
12,474,578	Federal National Mortgage Association, Series 2010-64-EZ	5.00%		06/25/2040	13,657,506
36,954,358	Federal National Mortgage Association, Series 2010-76-ZK	4.50%		07/25/2040	39,143,586
9,807,177	Federal National Mortgage Association, Series 2010-79-CZ	4.00%		07/25/2040	9,997,824
36,056,769	Federal National Mortgage Association, Series 2010-79-VZ	4.50%		07/25/2040	38,556,390
6,718,385	Federal National Mortgage Association, Series 2010-84-ZC	4.50%		08/25/2040	7,084,685
13,436,741	Federal National Mortgage Association, Series 2010-84-ZD	4.50%		08/25/2040	14,169,339
16,198,442	Federal National Mortgage Association, Series 2010-84-ZG	4.50%		08/25/2040	17,060,456
2,030,262	Federal National Mortgage Association, Series 2010-90-SA	5.09%	#I/FI/O	08/25/2040	250,863
2,876,162	Federal National Mortgage Association, Series 2010-94-Z	4.50%		08/25/2040	3,016,876
8,668,587	Federal National Mortgage Association, Series 2010-99-SG	21.92%	#I/F	09/25/2040	15,541,673
3,853,584	Federal National Mortgage Association, Series 2010-9-DS	4.54%	#I/FI/O	02/25/2040	500,524
34,346,293	Federal National Mortgage Association, Series 2011-106-LZ	3.50%		10/25/2041	34,853,704
520,021	Federal National Mortgage Association, Series 2011-110-LS	8.87%	#I/F	11/25/2041	655,648
13,152,337	Federal National Mortgage Association, Series 2011-111-CZ	4.00%		11/25/2041	13,558,645
8,606,397	Federal National Mortgage Association, Series 2011-111-EZ	5.00%		11/25/2041	9,313,764
8,108,029	Federal National Mortgage Association, Series 2011-111-VZ	4.00%		11/25/2041	8,278,547
30,000,000	Federal National Mortgage Association, Series 2011-131-PB	4.50%		12/25/2041	32,989,722
29,500,000	Federal National Mortgage Association, Series 2011-16-AL	3.50%		03/25/2031	31,120,612
38,800,000	Federal National Mortgage Association, Series 2011-17-NY	3.50%		03/25/2031	40,527,974
2,009,762	Federal National Mortgage Association, Series 2011-17-SA	5.71%	#I/FI/O	03/25/2041	280,173
11,000,000	Federal National Mortgage Association, Series 2011-25-KY	3.00%		04/25/2026	11,226,922
4,744,126	Federal National Mortgage Association, Series 2011-27-BS	7.77%	#I/F	04/25/2041	5,034,885
56,000,000	Federal National Mortgage Association, Series 2011-29-AL	3.50%		04/25/2031	57,581,810
18,997,802	Federal National Mortgage Association, Series 2011-2-GZ	4.00%		02/25/2041	19,801,968
3,185,878	Federal National Mortgage Association, Series 2011-2-VD	4.00%		07/25/2027	3,197,465
52,841,296	Federal National Mortgage Association, Series 2011-32-X	4.00%		04/25/2041	54,162,920
9,008,076	Federal National Mortgage Association, Series 2011-36-VZ	4.50%		05/25/2041	9,482,594
24,741,622	Federal National Mortgage Association, Series 2011-37-Z	4.50%		05/25/2041	26,467,523
8,349,122	Federal National Mortgage Association, Series 2011-38-BZ	4.00%		05/25/2041	8,535,806
8,748,233	Federal National Mortgage Association, Series 2011-39-CB	3.00%		05/25/2026	8,885,519
24,525,173	Federal National Mortgage Association, Series 2011-39-ZD	4.00%		02/25/2041	26,035,502
6,178,904	Federal National Mortgage Association, Series 2011-40-LZ	4.50%		05/25/2041	6,509,143
13,266,985	Federal National Mortgage Association, Series 2011-42-MZ	4.50%		05/25/2041	14,115,181
18,776,481	Federal National Mortgage Association, Series 2011-45-ZA	4.00%		05/25/2031	19,604,513
22,081,578	Federal National Mortgage Association, Series 2011-45-ZB	4.50%		05/25/2041	23,941,481
4,629,019	Federal National Mortgage Association, Series 2011-48-SC	7.69%	#I/F	06/25/2041	4,880,113
16,808,403	Federal National Mortgage Association, Series 2011-58-SA	5.79%	#I/FI/O	07/25/2041	3,327,077
2,765,814	Federal National Mortgage Association, Series 2011-59-MA	4.50%		07/25/2041	2,958,840
13,969,748	Federal National Mortgage Association, Series 2011-60-EL	3.00%		07/25/2026	14,368,922
27,997,058	Federal National Mortgage Association, Series 2011-64-DB	4.00%		07/25/2041	29,686,232
10,576,248	Federal National Mortgage Association, Series 2011-74-KL	5.00%		06/25/2040	11,326,922
25,231,089	Federal National Mortgage Association, Series 2011-77-Z	3.50%		08/25/2041	27,054,833
21,787,531	Federal National Mortgage Association, Series 2011-8-AV	4.00%		01/25/2030	22,169,710
25,318,628	Federal National Mortgage Association, Series 2011-99-CZ	4.50%		10/25/2041	27,871,163
116,952,084	Federal National Mortgage Association, Series 2011-99-DZ	5.00%		10/25/2041	129,301,125
11,985,807	Federal National Mortgage Association, Series 2012-104-Z	3.50%		09/25/2042	11,661,467
11,301,156	Federal National Mortgage Association, Series 2012-111-LB	3.50%		05/25/2041	11,510,356
39,367,338	Federal National Mortgage Association, Series 2012-111-MJ	4.00%		04/25/2042	40,443,239
25,490,846	Federal National Mortgage Association, Series 2012-114-DC	2.00%		08/25/2039	25,515,720
110,006,159	Federal National Mortgage Association, Series 2012-122-AD	2.00%		02/25/2040	109,510,504
85,515,063	Federal National Mortgage Association, Series 2012-122-DB	3.00%		11/25/2042	85,221,643
94,988,726	Federal National Mortgage Association, Series 2012-125-LA	3.00%		11/25/2042	94,326,617
8,369,848	Federal National Mortgage Association, Series 2012-133-PB	6.50%		04/25/2042	9,323,678
55,250,500	Federal National Mortgage Association, Series 2012-144-PT	4.32%	#	11/25/2049	59,747,702
10,309,626	Federal National Mortgage Association, Series 2012-14-BZ	4.00%		03/25/2042	10,761,307
23,561,530	Federal National Mortgage Association, Series 2012-15-PZ	4.00%		03/25/2042	24,443,125
17,760,389	Federal National Mortgage Association, Series 2012-20-ZT	3.50%		03/25/2042	17,818,558
54,399,041	Federal National Mortgage Association, Series 2012-30-DZ	4.00%		04/25/2042	57,291,318
44,728,100	Federal National Mortgage Association, Series 2012-31-Z	4.00%		04/25/2042	46,846,191
12,775,389	Federal National Mortgage Association, Series 2012-63-EB	2.00%		08/25/2040	12,758,461
32,135,044	Federal National Mortgage Association, Series 2012-74-Z	4.00%		07/25/2042	32,754,724
10,841,663	Federal National Mortgage Association, Series 2012-80-EA	2.00%		04/25/2042	10,280,995
23,580,896	Federal National Mortgage Association, Series 2012-86-ZC	3.50%		08/25/2042	23,702,814
32,854,366	Federal National Mortgage Association, Series 2012-96-VZ	3.50%		09/25/2042	32,049,207
47,949,976	Federal National Mortgage Association, Series 2012-98-BG	4.50%		08/25/2040	50,931,304
77,701,650	Federal National Mortgage Association, Series 2012-99-QE	3.00%		09/25/2042	77,751,752
24,552,702	Federal National Mortgage Association, Series 2013-130-ZE	3.00%		01/25/2044	22,576,374
22,060,452	Federal National Mortgage Association, Series 2013-133-ZT	3.00%		01/25/2039	20,179,543
11,748,609	Federal National Mortgage Association, Series 2013-36-Z	3.00%		04/25/2043	10,520,388
21,165,646	Federal National Mortgage Association, Series 2013-41-ZH	3.00%		05/25/2033	20,997,764
19,292,416	Federal National Mortgage Association, Series 2013-51-HS	4.49%	#I/F	04/25/2043	17,987,039
7,000,236	Federal National Mortgage Association, Series 2013-53-AB	1.50%		03/25/2028	6,715,648
7,165,547	Federal National Mortgage Association, Series 2013-58-SC	4.87%	#I/F	06/25/2043	6,595,526
111,448,069	Federal National Mortgage Association, Series 2013-81-ZQ	3.00%		08/25/2043	98,968,771
33,548,188	Federal National Mortgage Association, Series 2013-82-SH	5.29%	#I/FI/O	12/25/2042	5,779,786
25,274,090	Federal National Mortgage Association, Series 2013-8-Z	3.00%		02/25/2043	23,699,264
22,081,819	Federal National Mortgage Association, Series 2014-12-GZ	3.50%		03/25/2044	21,791,898
23,889,511	Federal National Mortgage Association, Series 2014-21-GZ	3.00%		04/25/2044	21,398,432
28,406,317	Federal National Mortgage Association, Series 2014-37-ZY	2.50%		07/25/2044	24,087,136
45,266,897	Federal National Mortgage Association, Series 2014-39-ZA	3.00%		07/25/2044	43,018,803
12,608,809	Federal National Mortgage Association, Series 2014-46-NZ	3.00%		06/25/2043	11,819,471
64,779,268	Federal National Mortgage Association, Series 2014-55-MA	3.00%		10/25/2039	66,096,528
5,158,860	Federal National Mortgage Association, Series 2014-56-AD	3.00%		01/25/2040	5,189,516
54,254,010	Federal National Mortgage Association, Series 2014-60-EZ	3.00%		10/25/2044	48,151,866
38,297,143	Federal National Mortgage Association, Series 2014-61-ZV	3.00%		10/25/2044	33,772,849
32,295,990	Federal National Mortgage Association, Series 2014-64-NZ	3.00%		10/25/2044	29,050,324
130,986,971	Federal National Mortgage Association, Series 2014-65-CD	3.00%		06/25/2040	134,222,794
11,372,009	Federal National Mortgage Association, Series 2014-67-DZ	3.00%		10/25/2044	10,297,909
126,962,057	Federal National Mortgage Association, Series 2014-68-MA	3.00%		11/25/2040	128,943,947
36,354,493	Federal National Mortgage Association, Series 2014-68-MZ	3.00%		11/25/2044	31,908,121
25,813,423	Federal National Mortgage Association, Series 2014-6-Z	2.50%		02/25/2044	21,824,305
54,798,013	Federal National Mortgage Association, Series 2014-73-CQ	3.00%		06/25/2040	56,152,259
20,522,493	Federal National Mortgage Association, Series 2014-77-VZ	3.00%		11/25/2044	18,078,879
30,715,601	Federal National Mortgage Association, Series 2014-82-YA	3.00%		04/25/2041	31,155,331
26,356,268	Federal National Mortgage Association, Series 2014-84-KZ	3.00%		12/25/2044	23,728,596
144,991,863	Federal National Mortgage Association, Series 2014-95-NA	3.00%		04/25/2041	147,165,465
196,956,212	Federal National Mortgage Association, Series 2014-M11-1A	3.12%	#	08/25/2024	199,516,643
100,879,763	Federal National Mortgage Association, Series 2015-09-HA	3.00%		01/25/2045	103,062,882
47,215,769	Federal National Mortgage Association, Series 2015-11-A	3.00%		05/25/2034	48,410,130
122,946,096	Federal National Mortgage Association, Series 2015-21-G	3.00%		02/25/2042	126,504,426
23,448,581	Federal National Mortgage Association, Series 2015-42-CA	3.00%		03/25/2044	23,710,277
74,483,641	Federal National Mortgage Association, Series 2015-49-A	3.00%		03/25/2044	75,341,588
17,929,386	Federal National Mortgage Association, Series 2015-63-KD	3.00%		07/25/2041	18,279,934
71,221,051	Federal National Mortgage Association, Series 2015-88-AC	3.00%		04/25/2043	72,238,558
207,512,112	Federal National Mortgage Association, Series 2015-88-BA	3.00%		04/25/2044	212,253,473
32,206,692	Federal National Mortgage Association, Series 2015-94-MA	3.00%		01/25/2046	32,778,644
66,545,355	Federal National Mortgage Association, Series 2016-02-JA	2.50%		02/25/2046	66,630,440
140,314,857	Federal National Mortgage Association, Series 2016-32-LA	3.00%		10/25/2044	138,457,664
31,764,057	Federal National Mortgage Association, Series 2016-71	3.00%		10/25/2046	28,266,361
129,515,904	Federal National Mortgage Association, Series 2016-72-PA	3.00%		07/25/2046	130,318,384
101,821,308	Federal National Mortgage Association, Series 2016-74-PA	3.00%		12/25/2044	102,529,984
49,653,943	Federal National Mortgage Association, Series 2016-79	3.00%		01/25/2044	49,760,281
128,915,554	Federal National Mortgage Association, Series 2016-81	3.00%		02/25/2044	128,718,081
67,806,288	Federal National Mortgage Association, Series 2016-94	3.00%		03/25/2044	68,490,148
13,665,018	Federal National Mortgage Association, Series 400-S4	4.69%	#I/FI/O	11/25/2039	1,902,719
130,432,503	Federal National Mortgage Association, Series 412-A3	3.00%		08/25/2042	129,026,645
14,202,480	Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%		09/01/2033	15,602,324
15,335,726	Federal National Mortgage Association Pass-Thru, Pool 735141	5.50%		01/01/2035	17,187,574
5,697,777	Federal National Mortgage Association Pass-Thru, Pool 735230	5.50%		02/01/2035	6,392,768
10,660,799	Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%		04/01/2035	11,661,193
17,473,139	Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%		04/01/2035	19,128,170
12,252,488	Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%		05/01/2035	13,403,033
4,726,246	Federal National Mortgage Association Pass-Thru, Pool 735667	5.00%		07/01/2035	5,190,357
3,960,498	Federal National Mortgage Association Pass-Thru, Pool 735893	5.00%		10/01/2035	4,325,437
9,925,754	Federal National Mortgage Association Pass-Thru, Pool 745275	5.00%		02/01/2036	10,842,550
639,075	Federal National Mortgage Association Pass-Thru, Pool 745571	4.00%		01/01/2019	657,774
439,389	Federal National Mortgage Association Pass-Thru, Pool 888695	5.00%		08/01/2037	478,503
2,057,441	Federal National Mortgage Association Pass-Thru, Pool 888968	5.00%		08/01/2035	2,258,949
5,761,882	Federal National Mortgage Association Pass-Thru, Pool 889509	6.00%		05/01/2038	6,535,700
10,194,892	Federal National Mortgage Association Pass-Thru, Pool 889662	6.00%		06/01/2038	11,569,293
17,085,249	Federal National Mortgage Association Pass-Thru, Pool 890549	4.00%		11/01/2043	18,103,079
18,964,578	Federal National Mortgage Association Pass-Thru, Pool 890565	3.00%		11/01/2043	18,951,707
1,479,924	Federal National Mortgage Association Pass-Thru, Pool 929321	5.50%		03/01/2038	1,654,335
1,251,886	Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%		05/01/2039	1,366,887
688,862	Federal National Mortgage Association Pass-Thru, Pool 961410	6.00%		01/01/2038	780,146
330,545	Federal National Mortgage Association Pass-Thru, Pool 975116	5.00%		05/01/2038	359,969
3,957,045	Federal National Mortgage Association Pass-Thru, Pool 982036	6.00%		05/01/2038	4,481,475
3,098,089	Federal National Mortgage Association Pass-Thru, Pool 985190	6.00%		08/01/2038	3,508,717
2,251,147	Federal National Mortgage Association Pass-Thru, Pool 986864	6.50%		08/01/2038	2,562,873
2,269,627	Federal National Mortgage Association Pass-Thru, Pool 987316	6.50%		09/01/2038	2,621,426
9,825,477	Federal National Mortgage Association Pass-Thru, Pool 995070	5.50%		08/01/2037	11,028,277
35,847,540	Federal National Mortgage Association Pass-Thru, Pool 995112	5.50%		07/01/2036	40,177,801
18,752,914	Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%		07/01/2035	20,594,941
1,530,627	Federal National Mortgage Association Pass-Thru, Pool 995581	6.00%		01/01/2039	1,736,956
32,023,418	Federal National Mortgage Association Pass-Thru, Pool 995849	5.00%		08/01/2036	35,166,522
26,261,395	Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%		01/01/2031	27,856,324
658,528	Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%		09/01/2035	691,936
2,812,644	Federal National Mortgage Association Pass-Thru, Pool AB3713	4.00%		10/01/2031	2,982,767
13,531,631	Federal National Mortgage Association Pass-Thru, Pool AB3796	3.50%		11/01/2031	13,960,044
5,740,834	Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%		11/01/2041	5,946,625
10,639,063	Federal National Mortgage Association Pass-Thru, Pool AB3923	4.00%		11/01/2041	11,027,916
43,569,649	Federal National Mortgage Association Pass-Thru, Pool AB4167	3.50%		01/01/2032	45,264,280
43,174,594	Federal National Mortgage Association Pass-Thru, Pool AB4261	3.50%		01/01/2032	44,882,163
7,345,563	Federal National Mortgage Association Pass-Thru, Pool AB5084	3.50%		05/01/2032	7,641,086
16,640,589	Federal National Mortgage Association Pass-Thru, Pool AB5156	3.50%		05/01/2032	17,307,077
26,768,260	Federal National Mortgage Association Pass-Thru, Pool AB5212	3.50%		05/01/2032	27,835,998
9,975,811	Federal National Mortgage Association Pass-Thru, Pool AB5243	4.00%		05/01/2042	10,342,619
38,926,292	Federal National Mortgage Association Pass-Thru, Pool AB5911	3.00%		08/01/2032	39,700,795
11,097,616	Federal National Mortgage Association Pass-Thru, Pool AB6280	3.00%		09/01/2042	11,025,080
16,793,318	Federal National Mortgage Association Pass-Thru, Pool AB6349	3.00%		10/01/2032	17,129,779
48,461,420	Federal National Mortgage Association Pass-Thru, Pool AB6750	3.00%		10/01/2032	49,428,692
23,343,060	Federal National Mortgage Association Pass-Thru, Pool AB6751	3.00%		10/01/2032	23,808,288
136,722,244	Federal National Mortgage Association Pass-Thru, Pool AB6854	3.00%		11/01/2042	136,629,612
99,274,719	Federal National Mortgage Association Pass-Thru, Pool AB7077	3.00%		11/01/2042	99,207,481
81,838,180	Federal National Mortgage Association Pass-Thru, Pool AB7344	3.00%		12/01/2032	83,475,850
37,823,248	Federal National Mortgage Association Pass-Thru, Pool AB7776	3.00%		02/01/2043	37,576,168
46,346,380	Federal National Mortgage Association Pass-Thru, Pool AB7877	3.00%		02/01/2043	46,042,939
20,107,598	Federal National Mortgage Association Pass-Thru, Pool AB8418	3.00%		02/01/2033	20,510,513
29,694,441	Federal National Mortgage Association Pass-Thru, Pool AB8520	3.00%		02/01/2033	30,288,705
33,993,558	Federal National Mortgage Association Pass-Thru, Pool AB8703	3.00%		03/01/2038	33,928,508
17,331,100	Federal National Mortgage Association Pass-Thru, Pool AB8858	3.00%		04/01/2033	17,678,398
28,685,837	Federal National Mortgage Association Pass-Thru, Pool AB9020	3.00%		04/01/2038	28,631,197
27,316,103	Federal National Mortgage Association Pass-Thru, Pool AB9197	3.00%		05/01/2033	27,861,299
81,230,029	Federal National Mortgage Association Pass-Thru, Pool AB9406	3.00%		05/01/2033	82,855,495
17,543,962	Federal National Mortgage Association Pass-Thru, Pool AB9409	3.00%		05/01/2033	17,894,002
841,519	Federal National Mortgage Association Pass-Thru, Pool AC1032	5.00%		06/01/2040	855,848
33,185,951	Federal National Mortgage Association Pass-Thru, Pool AD0189	5.50%		02/01/2039	37,190,239
16,229,515	Federal National Mortgage Association Pass-Thru, Pool AD0500	5.50%		09/01/2036	18,211,874
1,217,362	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%		06/01/2030	1,310,505
1,571,255	Federal National Mortgage Association Pass-Thru, Pool AD6438	5.00%		06/01/2040	1,714,338
1,178,802	Federal National Mortgage Association Pass-Thru, Pool AD7859	5.00%		06/01/2040	1,289,081
11,775,365	Federal National Mortgage Association Pass-Thru, Pool AH0607	4.00%		12/01/2040	12,442,891
1,533,909	Federal National Mortgage Association Pass-Thru, Pool AH1140	4.50%		12/01/2040	1,610,863
11,085,771	Federal National Mortgage Association Pass-Thru, Pool AH4437	4.00%		01/01/2041	11,500,155
2,490,251	Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%		02/01/2031	2,641,645
13,387,447	Federal National Mortgage Association Pass-Thru, Pool AH9323	4.00%		04/01/2026	14,145,482
525,564	Federal National Mortgage Association Pass-Thru, Pool AI8889	4.00%		08/01/2041	544,216
8,217,198	Federal National Mortgage Association Pass-Thru, Pool AI9831	4.00%		09/01/2041	8,520,335
1,456,268	Federal National Mortgage Association Pass-Thru, Pool AJ1265	4.00%		09/01/2041	1,508,619
3,259,118	Federal National Mortgage Association Pass-Thru, Pool AJ1399	4.00%		09/01/2041	3,379,317
9,635,809	Federal National Mortgage Association Pass-Thru, Pool AJ1467	4.00%		10/01/2041	9,986,565
5,512,422	Federal National Mortgage Association Pass-Thru, Pool AJ3392	4.00%		10/01/2041	5,710,708
1,953,973	Federal National Mortgage Association Pass-Thru, Pool AJ3854	4.00%		10/01/2041	2,024,372
32,522,402	Federal National Mortgage Association Pass-Thru, Pool AJ4118	4.00%		11/01/2041	33,735,501
8,505,688	Federal National Mortgage Association Pass-Thru, Pool AJ4131	4.00%		10/01/2041	8,822,653
1,266,279	Federal National Mortgage Association Pass-Thru, Pool AJ5172	4.00%		11/01/2041	1,310,927
42,950,046	Federal National Mortgage Association Pass-Thru, Pool AJ5322	4.00%		11/01/2041	45,360,687
21,046,850	Federal National Mortgage Association Pass-Thru, Pool AJ7677	3.50%		12/01/2041	21,373,809
3,050,730	Federal National Mortgage Association Pass-Thru, Pool AJ8334	4.00%		12/01/2041	3,157,820
44,337,473	Federal National Mortgage Association Pass-Thru, Pool AK0713	3.50%		01/01/2032	46,110,627
11,609,520	Federal National Mortgage Association Pass-Thru, Pool AK4039	4.00%		02/01/2042	12,043,348
8,284,896	Federal National Mortgage Association Pass-Thru, Pool AK4763	4.00%		02/01/2042	8,594,993
9,062,720	Federal National Mortgage Association Pass-Thru, Pool AK9438	4.00%		03/01/2042	9,401,358
11,021,710	Federal National Mortgage Association Pass-Thru, Pool AK9439	4.00%		03/01/2042	11,434,201
1,656,290	Federal National Mortgage Association Pass-Thru, Pool AK9446	4.50%		03/01/2042	1,739,503
9,782,540	Federal National Mortgage Association Pass-Thru, Pool AL1485	6.00%		01/01/2040	11,101,090
5,785,977	Federal National Mortgage Association Pass-Thru, Pool AL1548	6.00%		07/01/2039	6,562,915
10,235,084	Federal National Mortgage Association Pass-Thru, Pool AL1554	6.00%		01/01/2040	11,595,061
20,433,209	Federal National Mortgage Association Pass-Thru, Pool AL1690	6.00%		05/01/2041	23,145,442
27,213,543	Federal National Mortgage Association Pass-Thru, Pool AL1744	6.00%		10/01/2040	30,839,051
7,888,544	Federal National Mortgage Association Pass-Thru, Pool AL1745	6.00%		03/01/2040	8,944,445
9,800,631	Federal National Mortgage Association Pass-Thru, Pool AL1793	6.00%		01/01/2041	11,107,749
98,495,125	Federal National Mortgage Association Pass-Thru, Pool AL3038	3.00%		01/01/2033	100,455,314
151,641,421	Federal National Mortgage Association Pass-Thru, Pool AL3699	3.00%		06/01/2043	150,646,308
76,429,536	Federal National Mortgage Association Pass-Thru, Pool AL3883	3.00%		07/01/2043	75,928,014
5,809,083	Federal National Mortgage Association Pass-Thru, Pool AL4292	4.50%		04/01/2026	6,178,854
13,648,625	Federal National Mortgage Association Pass-Thru, Pool AL4312	4.00%		10/01/2043	14,450,893
27,646,258	Federal National Mortgage Association Pass-Thru, Pool AL6075	3.50%		09/01/2053	27,942,984
38,383,518	Federal National Mortgage Association Pass-Thru, Pool AL6076	3.00%		06/01/2053	37,548,430
114,477,294	Federal National Mortgage Association Pass-Thru, Pool AL6141	4.00%		04/01/2042	120,905,518
76,202,963	Federal National Mortgage Association Pass-Thru, Pool AL6325	3.00%		10/01/2044	76,151,246
45,155,012	Federal National Mortgage Association Pass-Thru, Pool AL6486	4.50%		02/01/2045	48,586,205
103,759,667	Federal National Mortgage Association Pass-Thru, Pool AL6538	4.50%		06/01/2044	111,838,802
66,681,670	Federal National Mortgage Association Pass-Thru, Pool AL8304	3.50%		03/01/2046	68,551,986
39,681,182	Federal National Mortgage Association Pass-Thru, Pool AO2980	4.00%		05/01/2042	41,142,179
81,644,715	Federal National Mortgage Association Pass-Thru, Pool AP4787	3.50%		09/01/2042	82,909,681
75,424,843	Federal National Mortgage Association Pass-Thru, Pool AP4789	3.50%		09/01/2042	76,600,670
20,156,367	Federal National Mortgage Association Pass-Thru, Pool AQ5541	3.00%		12/01/2042	20,142,684
24,863,839	Federal National Mortgage Association Pass-Thru, Pool AR9856	3.00%		04/01/2043	24,846,937
41,370,361	Federal National Mortgage Association Pass-Thru, Pool AS1927	4.50%		03/01/2044	44,518,778
41,173,771	Federal National Mortgage Association Pass-Thru, Pool AS2038	4.50%		03/01/2044	44,288,657
34,882,311	Federal National Mortgage Association Pass-Thru, Pool AS2517	4.50%		05/01/2044	37,521,235
17,744,429	Federal National Mortgage Association Pass-Thru, Pool AS2551	4.50%		06/01/2044	19,087,661
16,959,257	Federal National Mortgage Association Pass-Thru, Pool AS2765	4.50%		07/01/2044	18,242,964
47,542,134	Federal National Mortgage Association Pass-Thru, Pool AS3201	3.00%		08/01/2034	48,252,239
21,685,094	Federal National Mortgage Association Pass-Thru, Pool AS3456	3.00%		10/01/2034	22,009,490
45,565,662	Federal National Mortgage Association Pass-Thru, Pool AS3666	3.00%		10/01/2034	46,246,847
185,159,494	Federal National Mortgage Association Pass-Thru, Pool AS3961	3.00%		12/01/2044	184,150,881
55,531,039	Federal National Mortgage Association Pass-Thru, Pool AS4154	3.00%		12/01/2044	55,206,216
37,629,824	Federal National Mortgage Association Pass-Thru, Pool AS4212	3.00%		01/01/2035	38,123,356
58,410,718	Federal National Mortgage Association Pass-Thru, Pool AS4281	3.00%		01/01/2035	59,176,995
35,208,432	Federal National Mortgage Association Pass-Thru, Pool AS4345	3.50%		01/01/2045	36,206,474
42,559,435	Federal National Mortgage Association Pass-Thru, Pool AS4360	3.00%		01/01/2035	43,117,839
339,892,859	Federal National Mortgage Association Pass-Thru, Pool AS4625	3.00%		03/01/2045	337,904,689
142,982,238	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%		03/01/2045	142,145,877
52,217,478	Federal National Mortgage Association Pass-Thru, Pool AS4779	3.00%		04/01/2035	52,904,874
51,031,709	Federal National Mortgage Association Pass-Thru, Pool AS4780	3.00%		04/01/2035	51,703,929
69,363,957	Federal National Mortgage Association Pass-Thru, Pool AS4840	3.00%		04/01/2035	70,276,391
33,734,486	Federal National Mortgage Association Pass-Thru, Pool AS4881	3.00%		05/01/2035	34,179,060
34,733,251	Federal National Mortgage Association Pass-Thru, Pool AS4882	3.00%		05/01/2035	35,190,733
63,400,077	Federal National Mortgage Association Pass-Thru, Pool AX9696	3.00%		07/01/2045	62,551,188
91,315,084	Federal National Mortgage Association Pass-Thru, Pool AY3974	3.00%		03/01/2045	90,780,946
32,347,915	Federal National Mortgage Association Pass-Thru, Pool AY4295	3.00%		02/01/2045	31,921,130
15,334,058	Federal National Mortgage Association Pass-Thru, Pool AY4296	3.00%		01/01/2045	15,133,476
15,288,054	Federal National Mortgage Association Pass-Thru, Pool AY5471	3.00%		03/01/2045	15,085,927
3,581,425	Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%		12/01/2029	3,852,368
48,071	Federal National Mortgage Association Pass-Thru, Pool MA0315	4.50%		01/01/2025	48,316
13,461,042	Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%		03/01/2030	14,491,801
2,952,450	Federal National Mortgage Association Pass-Thru, Pool MA0406	4.50%		05/01/2030	3,178,448
196,130	Federal National Mortgage Association Pass-Thru, Pool MA0445	5.00%		06/01/2040	208,115
715,212	Federal National Mortgage Association Pass-Thru, Pool MA0459	4.00%		07/01/2020	737,023
554,059	Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%		07/01/2040	587,920
2,341,164	Federal National Mortgage Association Pass-Thru, Pool MA0502	4.00%		08/01/2020	2,412,895
1,074,258	Federal National Mortgage Association Pass-Thru, Pool MA0517	4.00%		09/01/2020	1,107,467
4,143,061	Federal National Mortgage Association Pass-Thru, Pool MA0534	4.00%		10/01/2030	4,385,710
6,599,836	Federal National Mortgage Association Pass-Thru, Pool MA0536	4.00%		10/01/2020	6,804,619
8,263,338	Federal National Mortgage Association Pass-Thru, Pool MA0580	4.00%		11/01/2020	8,522,133
883,616	Federal National Mortgage Association Pass-Thru, Pool MA0587	4.00%		12/01/2030	935,464
21,936,457	Federal National Mortgage Association Pass-Thru, Pool MA0616	4.00%		01/01/2031	23,266,845
8,104,131	Federal National Mortgage Association Pass-Thru, Pool MA0896	4.00%		11/01/2041	8,399,725
160,922,299	Federal National Mortgage Association Pass-Thru, Pool MA0919	3.50%		12/01/2031	166,051,800
68,159,456	Federal National Mortgage Association Pass-Thru, Pool MA0949	3.50%		01/01/2032	70,327,097
82,972,390	Federal National Mortgage Association Pass-Thru, Pool MA0976	3.50%		02/01/2032	86,276,528
40,557,158	Federal National Mortgage Association Pass-Thru, Pool MA1010	3.50%		03/01/2032	42,172,381
11,800,558	Federal National Mortgage Association Pass-Thru, Pool MA1039	3.50%		04/01/2042	11,982,507
55,501,568	Federal National Mortgage Association Pass-Thru, Pool MA1059	3.50%		05/01/2032	57,712,955
7,424,124	Federal National Mortgage Association Pass-Thru, Pool MA1068	3.50%		05/01/2042	7,538,350
119,500,457	Federal National Mortgage Association Pass-Thru, Pool MA1084	3.50%		06/01/2032	124,256,521
17,335,636	Federal National Mortgage Association Pass-Thru, Pool MA1093	3.50%		06/01/2042	17,603,648
15,354,320	Federal National Mortgage Association Pass-Thru, Pool MA1094	4.00%		06/01/2042	15,920,123
70,692,775	Federal National Mortgage Association Pass-Thru, Pool MA1107	3.50%		07/01/2032	73,504,758
158,197,416	Federal National Mortgage Association Pass-Thru, Pool MA1117	3.50%		07/01/2042	160,662,447
185,512,422	Federal National Mortgage Association Pass-Thru, Pool MA1136	3.50%		08/01/2042	188,385,743
47,487,688	Federal National Mortgage Association Pass-Thru, Pool MA1138	3.50%		08/01/2032	49,382,465
50,674,330	Federal National Mortgage Association Pass-Thru, Pool MA1179	3.50%		09/01/2042	51,464,967
9,502,012	Federal National Mortgage Association Pass-Thru, Pool MA1201	3.50%		10/01/2032	9,881,207
110,919,956	Federal National Mortgage Association Pass-Thru, Pool MA1209	3.50%		10/01/2042	112,649,974
295,574,344	Federal National Mortgage Association Pass-Thru, Pool MA1237	3.00%		11/01/2032	301,477,995
7,114,245	Federal National Mortgage Association Pass-Thru, Pool MA1242	3.50%		11/01/2042	7,225,229
228,166,339	Federal National Mortgage Association Pass-Thru, Pool MA1275	3.00%		12/01/2032	232,726,492
31,645,463	Federal National Mortgage Association Pass-Thru, Pool MA1338	3.00%		02/01/2033	32,278,094
124,250,953	Federal National Mortgage Association Pass-Thru, Pool MA1366	3.00%		03/01/2033	126,732,017
76,386,915	Federal National Mortgage Association Pass-Thru, Pool MA1401	3.00%		04/01/2033	77,911,515
135,340,425	Federal National Mortgage Association Pass-Thru, Pool MA1459	3.00%		06/01/2033	138,046,111
17,086,927	Federal National Mortgage Association Pass-Thru, Pool MA1490	3.00%		07/01/2033	17,428,130
103,615,962	Federal National Mortgage Association Pass-Thru, Pool MA2018	3.50%		09/01/2034	107,486,111
40,795,497	Federal National Mortgage Association Pass-Thru, Pool MA2114	3.50%		12/01/2044	41,423,127
32,304,550	Federal National Mortgage Association Pass-Thru, Pool MA2151	3.50%		01/01/2045	32,801,782
62,383,927	Federal National Mortgage Association Pass-Thru, Pool MA2164	3.50%		02/01/2035	64,803,581
122,980,470	Federal National Mortgage Association Pass-Thru, Pool MA2166	3.50%		02/01/2045	124,874,430
115,477,359	Federal National Mortgage Association Pass-Thru, Pool MA2248	3.00%		04/01/2045	113,950,641
117,936,399	Federal National Mortgage Association Pass-Thru, Pool MA2270	3.00%		05/01/2045	116,377,119
24,667,634	Federal National Mortgage Association Pass-Thru, Pool MA2621	3.50%		04/01/2046	25,365,082
51,265,054	Federal National Mortgage Association Pass-Thru, Pool MA2643	3.00%		06/01/2036	51,943,312
179,833,029	Federal National Mortgage Association Pass-Thru, Pool MA2650	3.50%		06/01/2046	182,616,907
11,479,267	Federal National Mortgage Association Pass-Thru, Pool MA3894	4.00%		09/01/2031	12,174,945
7,291,042	Government National Mortgage Association, Pool MA251JM	3.50%		01/20/2045	7,499,143
14,700,000	Government National Mortgage Association, Series 2003-67-SP	6.36%	#I/FI/O	08/20/2033	3,617,577
8,083,412	Government National Mortgage Association, Series 2003-86-ZK	5.00%		10/20/2033	8,984,189
3,859,190	Government National Mortgage Association, Series 2004-49-Z	6.00%		06/20/2034	4,340,167
2,328,650	Government National Mortgage Association, Series 2004-80-PH	5.00%		07/20/2034	2,416,632
8,278,074	Government National Mortgage Association, Series 2004-83-CS	5.34%	#I/FI/O	10/20/2034	1,341,725
2,144,863	Government National Mortgage Association, Series 2005-21-Z	5.00%		03/20/2035	2,361,175
23,080,207	Government National Mortgage Association, Series 2005-39-ZB	5.00%		07/20/2034	25,188,185
913,816	Government National Mortgage Association, Series 2006-24-CX	34.55%	#I/F	05/20/2036	2,101,210
11,127,645	Government National Mortgage Association, Series 2007-26-SJ	3.95%	#I/FI/O	04/20/2037	1,118,697
6,958,298	Government National Mortgage Association, Series 2008-2-SM	5.79%	#I/FI/O	01/16/2038	1,350,614
11,404,319	Government National Mortgage Association, Series 2008-42-AI	6.98%	#I/FI/O	05/16/2038	3,148,295
5,121,683	Government National Mortgage Association, Series 2008-43-SH	5.60%	#I/FI/O	05/20/2038	819,787
5,900,720	Government National Mortgage Association, Series 2008-51-SC	5.51%	#I/FI/O	06/20/2038	942,080
3,804,240	Government National Mortgage Association, Series 2008-51-SE	5.54%	#I/FI/O	06/16/2038	671,437
2,191,514	Government National Mortgage Association, Series 2008-82-SM	5.31%	#I/FI/O	09/20/2038	344,937
3,931,574	Government National Mortgage Association, Series 2008-83-SD	5.85%	#I/FI/O	11/16/2036	740,600
16,484,381	Government National Mortgage Association, Series 2009-106-VZ	4.50%		11/20/2039	17,685,648
7,847,280	Government National Mortgage Association, Series 2009-10-NS	5.94%	#I/FI/O	02/16/2039	1,481,500
3,396,919	Government National Mortgage Association, Series 2009-24-SN	5.36%	#I/FI/O	09/20/2038	393,680
9,178,673	Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	9,936,688
50,859,246	Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	54,677,555
6,859	Government National Mortgage Association, Series 2009-41-ZQ	4.50%		06/16/2039	7,604
5,244,075	Government National Mortgage Association, Series 2009-48-Z	5.00%		06/16/2039	5,727,636
1,353,016	Government National Mortgage Association, Series 2009-50-KP	4.50%		06/20/2039	1,432,363
4,883,510	Government National Mortgage Association, Series 2009-69-TS	5.49%	#I/FI/O	04/16/2039	670,543
7,860,538	Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	8,354,945
6,289,494	Government National Mortgage Association, Series 2009-87-IG	6.00%	#I/FI/O	03/20/2037	991,101
45,318,643	Government National Mortgage Association, Series 2010-106-PS	5.31%	#I/FI/O	03/20/2040	6,088,564
11,811,083	Government National Mortgage Association, Series 2010-1-SA	5.04%	#I/FI/O	01/16/2040	1,500,681
3,487,515	Government National Mortgage Association, Series 2010-25-ZB	4.50%		02/16/2040	3,754,778
105,567,096	Government National Mortgage Association, Series 2010-26-QS	5.51%	#I/FI/O	02/20/2040	17,923,614
9,059,726	Government National Mortgage Association, Series 2010-42-AY	5.00%		11/20/2039	9,983,433
9,069,659	Government National Mortgage Association, Series 2010-42-ES	4.94%	#I/FI/O	04/20/2040	1,568,084
2,846,619	Government National Mortgage Association, Series 2010-61-AS	5.81%	#I/FI/O	09/20/2039	399,255
27,621,791	Government National Mortgage Association, Series 2010-62-SB	5.01%	#I/FI/O	05/20/2040	4,618,717
9,514,053	Government National Mortgage Association, Series 2010-62-ZG	5.50%		05/16/2040	10,369,016
7,833,334	Government National Mortgage Association, Series 2011-18-SN	8.02%	#I/F	12/20/2040	8,883,008
8,333,334	Government National Mortgage Association, Series 2011-18-YS	8.02%	#I/F	12/20/2040	9,450,741
6,926,103	Government National Mortgage Association, Series 2011-51-UZ	4.50%		04/20/2041	7,369,579
4,464,913	Government National Mortgage Association, Series 2011-69-OC	0.00%	P/O	05/20/2041	3,960,965
39,249,438	Government National Mortgage Association, Series 2011-69-SB	4.61%	#I/FI/O	05/20/2041	5,641,581
26,814,664	Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	28,453,099
14,507,743	Government National Mortgage Association, Series 2011-72-AS	4.64%	#I/FI/O	05/20/2041	2,227,152
10,981,101	Government National Mortgage Association, Series 2011-72-SK	5.41%	#I/FI/O	05/20/2041	1,846,518
7,985,376	Government National Mortgage Association, Series 2012-105-SE	5.46%	#I/FI/O	01/20/2041	690,226
17,199,154	Government National Mortgage Association, Series 2012-52-PN	2.00%		12/20/2039	17,342,774
38,492,584	Government National Mortgage Association, Series 2013-116-LS	5.41%	#I/FI/O	08/20/2043	7,092,613
36,527,469	Government National Mortgage Association, Series 2013-136-CS	5.49%	#I/FI/O	09/16/2043	6,359,275
18,322,601	Government National Mortgage Association, Series 2013-182-WZ	2.50%		12/20/2043	16,854,059
56,480,369	Government National Mortgage Association, Series 2013-182-ZW	2.50%		12/20/2043	51,953,513
27,251,384	Government National Mortgage Association, Series 2013-186-SG	5.54%	#I/FI/O	02/16/2043	3,995,625
25,849,109	Government National Mortgage Association, Series 2013-26-MS	5.51%	#I/FI/O	02/20/2043	4,569,233
49,692,715	Government National Mortgage Association, Series 2013-34-PL	3.00%		03/20/2042	50,018,580
51,027,806	Government National Mortgage Association, Series 2014-163-PS	4.86%	#I/FI/O	11/20/2044	7,596,193
53,310,655	Government National Mortgage Association, Series 2014-167-SA	4.86%	#I/FI/O	11/20/2044	8,064,116
76,219,824	Government National Mortgage Association, Series 2014-21-SE	4.81%	#I/FI/O	02/20/2044	12,156,010
44,702,698	Government National Mortgage Association, Series 2014-39-SK	5.46%	#I/FI/O	03/20/2044	7,263,518
36,630,833	Government National Mortgage Association, Series 2014-59-DS	5.54%	#I/FI/O	04/16/2044	6,207,479
9,070,053	Government National Mortgage Association, Series 2016-99-TL	2.00%		04/16/2044	7,669,318

Total US Government / Agency Mortgage Backed Obligations (Cost $28,755,475,344)					28,752,796,044

Short Term Investments - 6.5%
119,967,600	BlackRock Liquidity Funds FedFund - Institutional Shares	0.41%	t		119,967,600
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		01/05/2017	99,997,899
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		01/20/2017	99,982,500
150,000,000	Federal Home Loan Bank Discount Notes	0.00%		02/01/2017	149,940,750
150,000,000	Federal Home Loan Bank Discount Notes	0.00%		02/22/2017	149,897,850
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		02/24/2017	99,929,200
50,000,000	Federal Home Loan Bank Discount Notes	0.00%		02/27/2017	49,962,550
150,000,000	Federal Home Loan Bank Discount Notes	0.00%		02/28/2017	149,885,700
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		03/24/2017	99,886,700
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		03/27/2017	99,882,400
200,000,000	Federal Home Loan Bank Discount Notes	0.00%		03/31/2017	199,753,400
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		04/19/2017	99,841,000
100,000,000	Federal Home Loan Bank Discount Notes	0.00%		04/21/2017	99,838,000
175,000,000	Federal Home Loan Bank Discount Notes	0.00%		04/28/2017	174,698,125
200,000,000	Federal Home Loan Bank Discount Notes	0.00%		05/25/2017	199,574,000
250,000,000	Federal Home Loan Banks	0.88%		05/24/2017	250,136,000
100,000,000	Federal Home Loan Banks	0.69%		07/26/2017	99,962,600
100,000,000	Federal Home Loan Banks	0.70%		09/01/2017	99,945,600
100,000,000	Federal Home Loan Banks	0.63%		11/01/2017	99,878,300
100,000,000	Federal Home Loan Mortgage Corporation	1.00%		06/29/2017	100,158,600
100,000,000	Federal Home Loan Mortgage Corporation	1.00%		07/28/2017	100,161,100
74,375,000	Federal Home Loan Mortgage Corporation	1.00%		10/11/2017	73,871,258
120,000,000	Federal Home Loan Mortgage Corporation	0.63%	#	10/26/2017	119,865,600
100,000,000	Federal Home Loan Mortgage Corporation Discount Notes	0.00%		03/10/2017	99,906,500
100,000,000	Federal Home Loan Mortgage Corporation Discount Notes	0.00%		04/21/2017	99,838,000
100,000,000	Federal National Mortgage Association Discount Notes	0.00%		03/27/2017	99,882,400
119,967,600	Fidelity Institutional Money Market Government Portfolio - Class I	0.39%	t		119,967,600
119,967,600	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.44%	t		119,967,600
250,000,000	United States Treasury Bills	0.00%		03/30/2017	249,705,000

Total Short Term Investments (Cost $3,627,301,809)					3,626,283,832

Total Investments - 100.1% (Cost $56,016,265,428)					55,661,869,825
Liabilities in Excess of Other Assets - (0.1)%					(40,441,338)

NET ASSETS - 100.0%					$55,621,428,487

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2016, the value of these securities amounted to $10,640,185,050 or 19.1% of net assets.
¥	Illiquid security. At December 31, 2016, the value of these securities amounted to $825,239,279 or 1.5% of net assets.
#	Variable rate security. Rate disclosed as of December 31, 2016.
I/O	Interest only security
I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates
P/O	Principal only security
t	Seven-day yield as of December 31, 2016

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows+:

Tax Cost of Investments	$56,254,068,488

Gross Tax Unrealized Appreciation	1,039,243,232
Gross Tax Unrealized Depreciation	(1,631,441,895)

Net Tax Unrealized Appreciation (Depreciation)	$(592,198,663)

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government / Agency Mortgage Backed Obligations	51.7%
Non-Agency Residential Collateralized Mortgage Obligations	22.0%
Non-Agency Commercial Mortgage Backed Obligations	7.8%
Short Term Investments	6.5%
US Government and Agency Obligations	4.6%
Collateralized Loan Obligations	4.6%
Asset Backed Obligations	2.9%
Other Assets and Liabilities	(0.1)%

100.0%

DoubleLine Core Fixed Income Fund

Schedule of Investments

December 31, 2016 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 1.8%
1,064,466	AVANT Loans Funding Trust, Series 2016-B-A	3.92%	^	08/15/2019	1,069,754
6,226,007	Castlelake Aircraft Securitization Trust, Series 2015-1A-A	4.70%	^	12/15/2040	6,317,480
12,936,738	Castlelake Aircraft Securitization Trust, Series 2016-1-A	4.45%		08/15/2041	13,078,680
5,000,000	Citi Held For Asset Issuance, Series 2015-PM1-B	2.93%	^	12/15/2021	4,979,966
14,737,500	DB Master Finance LLC, Series 2015-1A-A2I	3.26%	^	02/20/2045	14,789,771
9,825,000	DB Master Finance LLC, Series 2015-1A-A2II	3.98%	^	02/20/2045	9,856,525
3,576,940	Harbour Aircraft Investments Ltd., Series 2016-1-A	4.70%		07/15/2041	3,619,473
8,813,673	HERO Funding Trust, Series 2016-1A-A	4.05%	^	09/20/2041	8,988,774
2,677,492	MarketPlace Loan Trust, Series 2015-CB1-A	4.00%	^	07/15/2021	2,679,105
13,991,900	NP SPE II LLC, Series 2016-1A-A1	4.16%	^	04/20/2046	13,967,902
14,000,000	OneMain Financial Issuance Trust, Series 2015-1A-A	3.19%	^	03/18/2026	14,114,755
8,928,620	Shenton Aircraft Investment Ltd., Series 2015-1A-A	4.75%	^	10/15/2042	8,974,808
3,448,422	SoFi Consumer Loan Program Trust, Series 2016-2-A	3.09%	^	10/27/2025	3,449,233
8,160,688	SoFi Professional Loan Program, Series 2016-A-A2	2.76%	^	12/26/2036	8,209,669
15,304,000	Springfield Funding Trust, Series 2015-AA-A	3.16%	^	11/15/2024	15,429,392
2,010,969	Spruce Asset Backed Securities Trust, Series 2016-E1-A	4.32%	^	06/15/2028	1,978,502
7,000,000	Westlake Automobile Receivables Trust, Series 2016-1A-B	2.68%	^	09/15/2021	7,049,134

Total Asset Backed Obligations (Cost $137,526,464)					138,552,923

Bank Loans - 2.4%
1,981,587	Acadia Healthcare Company, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.76%	#	02/16/2023	2,001,402
2,061,771	AdvancePierre Foods, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	06/02/2023	2,097,594
2,012,225	Albertson’s Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B4	3.75%	#	08/25/2021	2,038,847
1,917,846	AlixPartners LLP, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	07/28/2022	1,937,197
2,056,569	American Renal Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	08/20/2019	2,065,566
967,538	American Tire Distributors, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	09/01/2021	966,532
1,835,775	Americold Realty Trust, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.75%	#	12/01/2022	1,859,879
2,012,695	Ardagh Packaging Finance, Guaranteed Senior Secured 1st Lien Delayed-Draw Term Loan, Tranche B	4.00%	#	12/17/2019	2,039,112
1,152,113	Aspen Merger Sub, Inc., Senior Secured 1st Lien Term Loan	5.25%	#	09/26/2023	1,170,834
946,641	Asurion LLC, Senior Secured 1st Lien Term Loan, Tranche B2	4.02%	#	07/08/2020	956,254
2,002,807	Avago Technologies Ltd., Guaranteed Senior Secured 1st Lien Term Loan, B3	3.70%	#	02/01/2023	2,034,481
2,050,013	Avantor Performance Materials Holdings, Inc., Guaranteed Senior Secured 1st Lien, Term Loan, Tranche B	6.00%	#	06/21/2022	2,091,013
2,016,300	B&G Foods, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	11/02/2022	2,046,011
2,013,715	B/E Aerospace, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.89%	#	12/16/2021	2,027,308
1,996,767	Berry Plastics Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche H	3.75%	#	10/03/2022	2,019,550
2,004,975	Boyd Gaming Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.76%	#	09/15/2023	2,032,183
1,989,785	Burger King Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.75%	#	12/10/2021	2,010,309
2,009,358	Capital Automotive LP, Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	04/10/2019	2,032,908
1,423,137	Cengage Learning, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	06/07/2023	1,388,676
1,995,635	Charter Communications Operating LLC, Guaranteed Senior Secured 1st Lien Term Loan Tranche I	3.01%	#	01/15/2024	2,010,603
1,980,756	CHG Healthcare, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	4.75%	#	06/07/2023	2,006,753
2,012,015	CSC Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.88%	#	09/09/2024	2,037,165
2,092,106	CSM Bakery Supplies LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	07/03/2020	1,900,679
2,012,752	Dealer Tire LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	12/22/2021	2,045,459
1,957,000	Dell International LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.02%	#	09/07/2023	1,993,048
1,981,827	EFS Cogen Holdings I LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	06/28/2023	2,001,646
1,955,824	Eldorado Resorts, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	07/23/2022	1,972,321
2,064,651	Emerald Expositions Holdings, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	06/17/2020	2,080,136
2,025,757	Endo Luxembourg Finance I Company S.A.R.L., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	09/26/2022	2,038,782
1,999,062	Ensemble S Merger Sub, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	09/30/2022	2,020,931
2,031,622	Envision Healthcare Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C	4.00%	#	11/17/2023	2,058,297
614,916	Federal-Mogul Holdings Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C	4.75%	#	04/15/2021	610,304
2,044,962	Ferrara Candy Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.50%	#	06/15/2023	2,063,172
2,015,606	Filtration Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	11/20/2020	2,033,867
1,998,939	First Data Corporation, Guaranteed Senior Secured 1st Lien Term Loan	3.47%	#	03/24/2021	2,024,615
340,000	Flex Acquisition, Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	12/15/2023	343,577
2,035,000	Four Seasons Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	11/21/2023	2,065,525
1,890,000	Galleria Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	01/26/2023	1,902,691
2,045,000	Genesy’s Telecom, Inc., Senior Secured 1st Lien Term Loan, Tranche B	6.25%	#	11/17/2023	2,086,544
1,014,900	GTCR Valor Companies, Inc., Senior Secured 1st Lien Term Loan, Tranche B	7.00%	#	06/16/2023	1,007,923
925,000	GTT Communications, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	5.00%	#	01/09/2024	940,804
1,726,049	Guggenheim Partners Investment Management Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.51%	#	07/21/2023	1,744,173
2,030,100	Harbor Freight Tools USA, Inc., Senior Secured 1st Lien Term Loan	3.89%	#	08/18/2023	2,062,094
575,000	Harsco Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	6.00%	#	10/27/2023	588,297
1,962,290	Hostess Brands LLC, Guaranteed Senior Secured 1st Lien Term Loan	4.00%	#	08/03/2022	1,987,064
2,020,735	Huntsman International LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.91%	#	03/31/2023	2,045,145
580,000	JDA Software Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	09/22/2023	587,323
2,017,916	Jeld-Wen, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.75%	#	07/01/2022	2,045,975
1,350,000	Jo-Ann Stores LLC, Senior Secured 1st Lien Term Loan	6.00%	#	09/29/2023	1,362,656
1,840,095	Kar Auction Services, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B3	4.50%	#	03/09/2023	1,867,982
532,621	Keurig Green Mountain, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	03/03/2023	541,651
2,037,283	KIK Custom Products, Inc., Senior Secured 1st Lien Term Loan, Tranche B	6.00%	#	08/26/2022	2,060,203
1,249,276	Kloeckner Pentaplast of America, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	04/28/2020	1,261,769
533,879	Kloeckner Pentaplast of America, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	04/28/2020	539,217
1,090,000	Kraton Polymers LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	01/06/2022	1,104,404
2,040,000	Kronos, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	10/20/2023	2,068,693
2,004,975	Leslie’s Poolmart, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	08/16/2023	2,031,300
2,055,862	Life Time Fitness, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	06/10/2022	2,072,566
616,304	Lightstone Generation LLC, Senior Secured 1st Lien Term Loan, Tranche B	6.50%	#	01/31/2024	625,034
58,696	Lightstone Generation LLC, Senior Secured 1st Lien Term Loan, Tranche C	6.50%	#	12/15/2023	59,527
1,115,000	Lonestar Intermediate Super Holdings LLC, Senior Unsecured Term Loan (PIK 10.75%)	10.00%	#	08/31/2021	1,151,237
129,664	LTS Buyer LLC, Guaranteed Senior Secured 1st Lien Term Loan, Trance B	4.25%	#	04/13/2020	130,718
1,804,127	Match Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	4.20%	#	11/16/2022	1,833,444
1,111,737	McGraw Hill Financial, Inc., Senior Secured 1st Lien Term Loan	5.00%	#	05/04/2022	1,114,866
1,978,563	MGM Growth Properties, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.50%	#	04/25/2023	2,004,354
573,559	Micron Technology, Inc., Guaranteed Senior Secured 1st Lien, Tranche B	4.52%	#	04/26/2022	583,453
2,017,358	Microsemi Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	01/17/2023	2,040,306
115,773	Mission Broadcasting, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.00%	#	09/26/2023	116,948
519,206	Mitchell International, Inc., Guaranteed Secured 2nd Lien Term Loan	8.50%	#	10/11/2021	516,220
768,075	Mohegan Tribal Gaming Authority, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.50%	#	09/30/2023	775,998
1,947,750	MPH Acquisition Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	06/07/2023	1,984,972
2,056,726	National Vision, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	03/12/2021	2,051,584
2,062,215	NBTY, Inc., Senior Secured 1 Lien Term Loan, Tranche B	5.00%	#	05/05/2023	2,082,518
2,006,227	Nexstar Broadcasting, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.00%	#	09/26/2023	2,026,601
2,007,500	Nord Anglia Education Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	03/31/2021	2,040,754
2,026,920	ON Semiconductor Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.02%	#	03/31/2023	2,056,412
2,033,276	Party City Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.21%	#	08/19/2022	2,055,998
2,045,439	Pharmaceutical Product Development LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	08/18/2022	2,071,007
2,190,000	Piscine US Acquisition LLC, Guaranteed Senior Secured 1st Lien Term Loan	5.50%	#	12/14/2023	2,210,542
2,006,288	PODS LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	02/02/2022	2,030,112
2,041,094	PQ Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	11/04/2022	2,071,078
2,029,900	Precyse Acquisition Corporation, Senior Secured 1st Lien Term Loan, Tranche B	6.50%	#	10/20/2022	2,060,348
580,000	Prime Security Services Borrower LLC, Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	05/02/2022	589,643
970,000	Quikrete Holdings, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	11/03/2023	981,116
2,055,000	RCN Corporation, Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	12/11/2023	2,072,262
588,499	RentPath LLC, Senior Secured 1st Lien Term Loan, Tranche B	6.25%	#¥	12/17/2021	579,671
1,999,988	Revlon Consumer Products Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.31%	#	09/07/2023	2,023,617
2,035,705	Reynolds Group Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	02/06/2023	2,065,548
580,000	Safway Group Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.75%	#	08/18/2023	589,303
947,494	Scientific Games International, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	6.00%	#	10/01/2021	961,043
2,015,000	Seahawk Holding Ltd., Senior Secured 1st Lien Term Loan	7.00%	#	09/27/2022	2,045,235
575,000	Select Medical Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche F	6.00%	#	03/03/2021	585,062
995,000	Sinclair Television Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.18%	#	01/31/2024	996,244
2,035,162	Solarwinds Holdings, Inc., Guaranteed Senior Secured 1st Lien, Tranche B	5.50%	#	02/03/2023	2,063,694
741,402	Solenis International LP, Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	07/31/2021	744,724
573,555	Solera LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.75%	#	03/03/2023	582,159
575,000	SRS Distribution, Inc., Senior Secured 1st Lien Term Loan	5.25%	#	08/20/2022	584,703
2,011,467	Summit Materials LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	07/18/2022	2,032,849
2,073,840	Surgery Center Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.75%	#	11/03/2020	2,094,578
2,045,000	Telesat Canada, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	11/30/2023	2,077,577
2,001,095	T-Mobile USA, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.52%	#	11/09/2022	2,028,920
1,955,988	Tribune Media Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.77%	#	12/24/2020	1,975,792
1,915,200	Tumi Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.02%	#	05/12/2023	1,948,314
2,020,000	UFC Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	08/18/2023	2,049,290
2,017,469	Univar, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	07/01/2022	2,039,741
2,031,050	Univision Communications Inc, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C3	4.00%	#	02/28/2020	2,044,831
2,001,690	US Renal Care, Inc., Senior Secured 1st Lien Term Loan	5.25%	#	12/30/2022	1,884,091
2,037,517	USAGM HoldCo LLC, Senior Secured 1st Lien Term Loan	4.75%	#	07/28/2022	2,052,167
1,988,393	Vertafore Holdings Corporation Senior Secured 1st Lien Term Loan	4.75%	#	06/30/2023	1,998,861
2,155,000	Virgin Media Bristol LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche I	2.75%	#	01/31/2025	2,167,801
2,021,792	Vizient, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	02/13/2023	2,056,234
575,000	Western Digital Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	4.52%	#	04/28/2023	585,063
735,664	Western Refining, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	5.50%	#	06/30/2023	740,722
185,000	Wilsonart LLC, Senior Secured 1st Lien Term Loan, Tranche C	4.50%	#	12/31/2023	186,907
2,055,000	WMG Acquisition Corporation, Guaranteed Senior Secured 1st Lien Term Loan	3.75%	#	10/20/2023	2,077,050
890,382	Yankee Cable Acquisition LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	02/28/2020	893,164
1,713,582	York Risk Services Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	10/01/2021	1,630,045

Total Bank Loans (Cost $185,625,216)					187,753,062

Collateralized Loan Obligations - 3.6%
875,000	Adams Mill Ltd., Series 2014-1A-D1	4.38%	#^	07/15/2026	802,756
1,000,000	Adams Mill Ltd., Series 2014-1A-E1	5.88%	#^	07/15/2026	887,067
3,800,000	ALM LLC, Series 2013-7RA-CR	4.80%	#^	10/15/2028	3,814,264
3,000,000	ALM LLC, Series 2013-8A-CR	4.77%	#^	10/15/2028	2,952,822
1,880,000	ALM LLC, Series 2014-11A-C	4.38%	#^	10/17/2026	1,848,906
2,700,000	ALM LLC, Series 2016-19A-B	3.63%	#^	07/15/2028	2,722,033
2,000,000	ALM LLC, Series 2016-19A-C	4.98%	#^	07/15/2028	2,029,678
2,000,000	Apidos Ltd., Series 2013-16A-A1	2.33%	#^	01/19/2025	2,004,637
2,950,000	Apidos Ltd., Series 2013-16A-B	3.68%	#^	01/19/2025	2,944,533
2,000,000	Apidos Ltd., Series 2014-18A-C	4.53%	#^	07/22/2026	1,993,005
1,000,000	Apidos Ltd., Series 2014-18A-D	6.08%	#^	07/22/2026	960,096
1,000,000	Apidos Ltd., Series 2014-19A-D	4.63%	#^	10/17/2026	999,078
1,500,000	Apidos Ltd., Series 2015-20A-C	4.58%	#^	01/16/2027	1,498,987
2,250,000	Apidos Ltd., Series 2015-21A-C	4.43%	#^	07/18/2027	2,156,379
2,000,000	ARES Ltd., Series 2013-1A-D	4.63%	#^	04/15/2025	1,970,505
1,378,091	ARES Ltd., Series 2014-30A-A2	1.73%	#^	04/20/2023	1,376,204
1,500,000	Babson Ltd., Series 2012-1A-C	4.88%	#^	04/15/2022	1,520,292
2,000,000	Babson Ltd., Series 2012-2A-CR	4.51%	#^	05/15/2023	2,005,062
1,000,000	Babson Ltd., Series 2014-3A-D2	4.93%	#^	01/15/2026	1,005,719
2,750,000	Babson Ltd., Series 2015-1A-D1	4.33%	#^	04/20/2027	2,715,334
5,000,000	Babson Ltd., Series 2015-2A-D	4.68%	#^	07/20/2027	4,937,502
2,250,000	Barings Ltd., Series 2016-3A-C	4.84%	#^	01/15/2028	2,258,410
3,000,000	Betony Ltd., Series 2015-1A-D	4.48%	#^	04/15/2027	2,862,764
1,000,000	Birchwood Park Ltd., Series 2014-1A-C2	4.03%	#^	07/15/2026	1,000,900
1,000,000	Birchwood Park Ltd., Series 2014-1A-D2	5.08%	#^	07/15/2026	999,556
1,000,000	Birchwood Park Ltd., Series 2014-1A-E2	7.28%	#^	07/15/2026	989,107
1,500,000	BlueMountain Ltd., Series 2012-1A-E	6.38%	#^	07/20/2023	1,507,372
10,100,000	BlueMountain Ltd., Series 2012-2A-DR	5.03%	#^	11/20/2028	10,136,310
3,000,000	BlueMountain Ltd., Series 2013-1A-CR	4.31%	#^	01/20/2029	3,011,772
5,000,000	BlueMountain Ltd., Series 2015-2A-D	4.43%	#^	07/18/2027	4,768,002
2,000,000	BlueMountain Ltd., Series 2015-2A-E	6.23%	#^	07/18/2027	1,843,473
4,000,000	BlueMountain Ltd., Series 2015-3A-B	3.98%	#^	10/20/2027	3,973,055
4,000,000	BlueMountain Ltd., Series 2015-3A-C	4.43%	#^	10/20/2027	3,879,265
5,000,000	BlueMountain Ltd., Series 2015-4A-C	4.08%	#^	01/20/2027	5,009,747
4,000,000	BlueMountain Ltd., Series 2015-4A-D1	5.48%	#^	01/20/2027	4,081,584
2,000,000	BlueMountain Ltd., Series 2016-3A-D	4.70%	#^	11/15/2027	1,978,386
2,000,000	Bristol Park Ltd., Series 2016-1A-D	4.98%	#^	04/15/2029	1,978,092
1,250,000	Brookside Mill Ltd., Series 2013-1A-C1	3.58%	#^	04/17/2025	1,236,894
2,250,000	Brookside Mill Ltd., Series 2013-1A-D	3.93%	#^	04/17/2025	2,147,649
1,250,000	Brookside Mill Ltd., Series 2013-1A-E	5.28%	#^	04/17/2025	1,047,178
5,000,000	California Street LP, Series 2012-9A-DR	4.81%	#^	10/16/2028	4,977,232
5,000,000	Canyon Capital Ltd., Series 2014-1A-B	3.54%	#^	04/30/2025	4,920,504
2,750,000	Canyon Capital Ltd., Series 2014-1A-C	4.14%	#^	04/30/2025	2,615,978
1,250,000	Carlyle Global Market Strategies Ltd., Series 2014-3A-B	4.04%	#^	07/27/2026	1,251,644
2,000,000	Carlyle Global Market Strategies Ltd., Series 2014-3A-C2	5.09%	#^	07/27/2026	2,002,753
2,773,559	Carlyle High Yield Partners Ltd., Series 2007-10A-A1	1.10%	#^	04/19/2022	2,773,531
2,000,000	Carlyle Ltd., Series 2016-4A-C	4.78%	#^	10/20/2027	1,971,582
2,500,000	Catamaran Ltd., Series 2015-1A-C1	3.98%	#^	04/22/2027	2,481,332
2,000,000	Cent Ltd., Series 2013-18A-D	4.33%	#^	07/23/2025	1,960,859
1,500,000	Cent Ltd., Series 2013-18A-E	5.48%	#^	07/23/2025	1,375,521
1,000,000	Cent Ltd., Series 2014-22A-C	4.63%	#^	11/07/2026	972,568
2,000,000	Dorchester Park Ltd., Series 2015-1A-C	4.08%	#^	01/20/2027	2,027,626
1,000,000	Dorchester Park Ltd., Series 2015-1A-D	4.43%	#^	01/20/2027	979,690
2,000,000	Dryden Senior Loan Fund, Series 2013-28A-B1L	4.11%	#^	08/15/2025	1,926,210
10,000,000	Dryden Senior Loan Fund, Series 2014-33R-DR	5.04%	#^	10/15/2028	10,042,671
2,000,000	Eaton Vance Ltd., Series 2006-8A-B	1.56%	#^	08/15/2022	1,977,557
1,000,000	Emerson Park Ltd., Series 2013-1A-C1	3.63%	#^	07/15/2025	1,002,451
2,000,000	Flatiron Ltd., Series 2014-1A-C	4.18%	#^	07/17/2026	1,839,632
1,000,000	Galaxy Ltd., Series 2013-15A-C	3.48%	#^	04/15/2025	1,003,701
1,000,000	Galaxy Ltd., Series 2013-15A-D	4.28%	#^	04/15/2025	986,625
3,750,000	GoldenTree Loan Opportunities Ltd., Series 2015-10A-D	4.23%	#^	07/20/2027	3,613,395
740,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-C	3.59%	#^	08/01/2025	725,376
1,500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D	4.53%	#^	10/22/2025	1,371,108
2,000,000	ING Ltd., Series 2013-3A-B	3.58%	#^	01/18/2026	2,005,081
2,000,000	Inwood Park Ltd., Series 2006-1A-B	1.27%	#^	01/20/2021	2,000,662
2,000,000	Jamestown Ltd., Series 2015-6A-A1A	2.51%	#^	02/20/2027	2,009,169
3,500,000	Jay Park Ltd., Series 2016-1A-C	4.66%	#^	10/20/2027	3,461,123
2,000,000	LCM LP, Series 11A-D2	4.83%	#^	04/19/2022	2,004,945
1,000,000	LCM LP, Series 12A-E	6.63%	#^	10/19/2022	991,980
2,850,000	LCM LP, Series 14A-D	4.38%	#^	07/15/2025	2,829,941
2,500,000	LCM LP, Series 15A-C	4.03%	#^	08/25/2024	2,502,942
1,000,000	LCM LP, Series 16A-D	4.48%	#^	07/15/2026	972,107
2,000,000	LCM LP, Series 19A-D	4.33%	#^	07/15/2027	1,884,327
5,000,000	Madison Park Funding Ltd., Series 2007-4A-A1B	1.30%	#^	03/22/2021	4,915,171
5,000,000	Madison Park Funding Ltd., Series 2007-4A-B	1.37%	#^	03/22/2021	4,890,886
1,000,000	Madison Park Funding Ltd., Series 2007-4A-D	2.43%	#^	03/22/2021	982,779
2,750,000	Madison Park Funding Ltd., Series 2007-6A-C	1.88%	#^	07/26/2021	2,656,996
2,000,000	Madison Park Funding Ltd., Series 2013-11A-D	4.38%	#^	10/23/2025	1,990,009
1,000,000	Madison Park Funding Ltd., Series 2014-13A-D	4.23%	#^	01/19/2025	989,618
1,000,000	Madison Park Funding Ltd., Series 2014-13X-E	5.88%	#	01/19/2025	932,831
4,750,000	Madison Park Funding Ltd., Series 2014-14A-D	4.48%	#^	07/20/2026	4,746,564
750,000	Madison Park Funding Ltd., Series 2014-14A-E	5.63%	#^	07/20/2026	689,789
2,000,000	Madison Park Funding Ltd., Series 2014-15A-C	4.59%	#^	01/27/2026	2,003,625
5,000,000	Madison Park Funding Ltd., Series 2015-18A-D2	4.83%	#^	10/21/2026	5,005,831
5,000,000	Magnetite Ltd., Series 2012-7A-CR	4.60%	#^	01/15/2025	5,018,472
2,000,000	Magnetite Ltd., Series 2014-11A-C	4.48%	#^	01/18/2027	1,992,222
1,000,000	Nautique Funding Ltd., Series 2006-1A-C	2.58%	#^	04/15/2020	999,134
1,500,000	Nomad Ltd., Series 2013-1A-B	3.83%	#^	01/15/2025	1,501,283
1,500,000	Nomad Ltd., Series 2013-1A-C	4.38%	#^	01/15/2025	1,483,238
1,000,000	North End Ltd., Series 2013-1A-D	4.38%	#^	07/17/2025	937,442
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-D	4.23%	#^	07/17/2025	1,950,343
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-E	5.38%	#^	07/17/2025	1,750,814
1,000,000	Octagon Investment Partners Ltd., Series 2014-1A-C2	4.38%	#^	11/25/2025	1,001,474
2,000,000	Octagon Investment Partners Ltd., Series 2014-1A-D	4.55%	#^	08/12/2026	1,940,623
1,000,000	Octagon Investment Partners Ltd., Series 2014-1A-D2	5.46%	#^	11/25/2025	1,005,002
3,500,000	Octagon Investment Partners Ltd., Series 2016-1A-C	3.66%	#^	07/15/2027	3,502,447
10,000,000	Octagon Investment Partners Ltd., Series 2016-1A-D	5.41%	#^	07/15/2027	10,058,366
1,000,000	Race Point Ltd., Series 2013-8A-B	2.81%	#^	02/20/2025	1,000,702
3,000,000	Symphony Ltd., Series 2013-11A-B1	3.08%	#^	01/17/2025	3,002,211
3,000,000	Symphony Ltd., Series 2013-11A-C	4.03%	#^	01/17/2025	3,005,700
5,000,000	TCI-Flatiron Ltd., Series 2016-1A-C	3.71%	#^	07/17/2028	5,023,309
4,000,000	TCI-Flatiron Ltd., Series 2016-1A-C	4.93%	#^	12/21/2029	3,957,514
5,000,000	TCI-Symphony Ltd., Series 2016-1A-D	4.72%	#^	10/13/2029	4,942,440
1,000,000	Thacher Park Ltd., Series 2014-1A-C	3.93%	#^	10/20/2026	1,000,250
1,000,000	Thacher Park Ltd., Series 2014-1A-D1	4.41%	#^	10/20/2026	973,861
1,900,000	Venture Ltd., Series 2006-1A-B	1.52%	#^	08/03/2020	1,862,344
2,500,000	Venture Ltd., Series 2014-17A-C	3.73%	#^	07/15/2026	2,493,688
2,000,000	Wind River Ltd., Series 2012-1A-DR	4.98%	#^	01/15/2026	2,005,459
3,000,000	Wind River Ltd., Series 2013-1A-C	4.28%	#^	04/20/2025	2,945,825
4,100,000	Wind River Ltd., Series 2016-1A-B	4.08%	#^	07/15/2028	4,127,375
2,000,000	Wind River Ltd., Series 2016-1A-D	5.53%	#^	07/15/2028	2,009,875

Total Collateralized Loan Obligations (Cost $273,733,053)					274,611,710

Convertible Bonds - 0.0%
82,455	SandRidge Energy, Inc.	0.00%		10/04/2020	103,120

Total Convertible Bonds (Cost $135,696)					103,120

Foreign Corporate Bonds - 8.8%
2,993,700	Abengoa Transmision Sur S.A.	6.88%	^	04/30/2043	3,083,511
1,995,800	Abengoa Transmision Sur S.A.	6.88%		04/30/2043	2,055,674
11,000,000	Adani Ports & Special Economic Zone Ltd.	3.50%		07/29/2020	10,951,897
6,200,000	Aeropuerto Internacional de Tocumen S.A.	5.75%		10/09/2023	6,494,500
500,000	Aeropuertos Dominicanos	9.75%	^	11/13/2019	522,500
1,800,000	Aeropuertos Dominicanos	9.75%		11/13/2019	1,881,000
6,200,000	AES Andres B.V.	7.95%	^	05/11/2026	6,419,914
2,000,000	AES El Salvador Trust	6.75%		03/28/2023	1,855,000
3,500,000	Agromercantil Senior Trust	6.25%		04/10/2019	3,606,890
3,500,000	Agromercantil Senior Trust	6.25%	^	04/10/2019	3,606,890
1,700,000	Ajecorp B.V.	6.50%		05/14/2022	875,500
9,675,000	AstraZeneca PLC	2.38%		11/16/2020	9,639,841
10,835,000	Australia and New Zealand Banking Group Ltd.	4.88%	^	01/12/2021	11,721,715
2,600,000	Avianca Holdings S.A.	8.38%	^	05/10/2020	2,652,000
4,700,000	Avianca Holdings S.A.	8.38%		05/10/2020	4,794,000
4,000,000	Axiata SPV2 BHD	3.47%		11/19/2020	4,034,672
1,700,000	Banco Davivienda S.A.	2.95%		01/29/2018	1,712,240
600,000	Banco de Bogota S.A.	5.38%		02/19/2023	610,500
1,500,000	Banco de Bogota S.A.	6.25%	^	05/12/2026	1,533,750
2,000,000	Banco de Costa Rica	5.25%	^	08/12/2018	2,027,400
9,660,000	Banco de Costa Rica	5.25%		08/12/2018	9,792,342
200,000	Banco de Credito del Peru	2.25%	^	10/25/2019	197,750
4,300,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	4,322,317
2,200,000	Banco de Reservas de la Republica Dominicana	7.00%	^	02/01/2023	2,211,418
3,000,000	Banco do Brasil S.A.	9.00%	#^†	06/18/2024	2,835,000
1,000,000	Banco GNB Sudameris S.A.	3.88%		05/02/2018	997,500
3,005,000	Banco GNB Sudameris S.A.	7.50%		07/30/2022	3,185,300
1,000,000	Banco International del Peru S.A.A.	8.50%	#	04/23/2070	1,093,000
5,100,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%		05/07/2020	5,143,350
3,000,000	Banco Mercantil del Norte S.A.	5.75%	#^	10/04/2031	2,793,750
11,000,000	Banco Nacional de Comercio Exterior S.N.C.	3.80%	#	08/11/2026	10,326,250
4,951,000	Banco Nacional de Costa Rica	4.88%		11/01/2018	5,003,976
6,700,000	Banco Nacional de Costa Rica	5.88%	^	04/25/2021	6,767,000
5,450,000	Banco Regional SAECA	8.13%		01/24/2019	5,783,813
400,000	Banco Regional SAECA	8.13%	^	01/24/2019	424,500
2,000,000	Banco Santander	4.13%		11/09/2022	2,000,000
11,280,000	Banco Santander	5.95%	#	01/30/2024	11,533,800
6,000,000	Bancolombia S.A.	6.13%		07/26/2020	6,405,000
11,045,000	Bank of Montreal	1.90%		08/27/2021	10,713,252
1,250,000	Bantrab Senior Trust	9.00%		11/14/2020	1,090,875
7,200,000	BBVA Bancomer S.A.	6.01%	#	05/17/2022	7,218,000
5,700,000	BBVA Bancomer S.A.	5.35%	#^	11/12/2029	5,272,500
2,557,000	BBVA Bancomer S.A.	5.35%	#	11/12/2029	2,365,225
1,700,000	Bharat Petroleum Corporation Ltd.	4.63%		10/25/2022	1,782,416
1,700,000	Bharti Airtel Ltd.	4.38%		06/10/2025	1,677,315
3,720,000	BP Capital Markets PLC	3.02%		01/16/2027	3,592,650
7,470,000	BP Capital Markets PLC	3.72%		11/28/2028	7,587,779
20,183,000	British Telecommunications PLC	5.95%		01/15/2018	21,037,730
1,130,000	Camelot Finance S.A.	7.88%	^	10/15/2024	1,172,375
2,150,000	Camposol S.A.	10.50%	^	07/15/2021	2,069,375
95,000	Canadian Pacific Railway Company	2.90%		02/01/2025	93,157
1,600,000	Cementos Progreso Trust	7.13%		11/06/2023	1,686,240
5,000,000	Cencosud S.A.	5.15%		02/12/2025	5,056,035
6,400,000	Central American Bottling Corporation	6.75%		02/09/2022	6,560,000
2,000,000	CIMPOR Financial Operations B.V.	5.75%	^	07/17/2024	1,675,200
1,900,000	CIMPOR Financial Operations B.V.	5.75%		07/17/2024	1,591,440
10,100,000	CNOOC Finance Ltd.	2.63%		05/05/2020	10,069,639
700,000	CNOOC Finance Ltd.	4.25%		01/26/2021	729,993
400,000	CNPC General Capital Ltd.	2.70%		11/25/2019	405,044
1,500,000	Colbun S.A.	6.00%		01/21/2020	1,621,727
500,000	Columbus International, Inc.	7.38%		03/30/2021	533,945
3,700,000	Comision Federal de Electricidad	4.75%		02/23/2027	3,561,250
2,322,000	CorpGroup Banking S.A.	6.75%		03/15/2023	2,214,909
3,500,000	CorpGroup Banking S.A.	6.75%	^	03/15/2023	3,338,580
1,950,000	Corporacion Azucarera del Peru S.A.	6.38%		08/02/2022	1,930,500
7,310,000	Cosan Overseas Ltd.	8.25%	†	11/29/2049	7,324,620
6,800,000	Credito Real S.A.B. de C.V.	7.25%	^	07/20/2023	6,953,000
5,700,000	DBS Bank Ltd.	3.63%	#	09/21/2022	5,751,391
6,000,000	DBS Group Holdings Ltd.	3.60%	#†	12/29/2049	5,793,126
5,000,000	Delek & Avner Tamar Bond Ltd.	4.44%	^	12/30/2020	5,100,000
3,000,000	Delek & Avner Tamar Bond Ltd.	5.41%	^	12/30/2025	3,037,500
500,000	Digicel Ltd.	7.00%		02/15/2020	473,320
7,100,000	Digicel Ltd.	7.13%		04/01/2022	5,542,402
3,900,000	Digicel Ltd.	7.13%	^	04/01/2022	3,044,418
1,500,000	Eldorado International Finance GMBH	8.63%	^	06/16/2021	1,297,500
8,200,000	Empresa de Energia de Bogota S.A.	6.13%		11/10/2021	8,466,500
4,500,000	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	4,282,691
3,500,000	Empresa Electrica Guacolda S.A.	4.56%	^	04/30/2025	3,193,494
1,500,000	Empresas Publicas de Medellin E.S.P.	7.63%		07/29/2019	1,680,000
6,490,714	ENA Norte Trust	4.95%		04/25/2023	6,750,342
3,000,000	Export-Import Bank of India	2.75%		04/01/2020	2,973,126
6,000,000	Export-Import Bank of India	3.13%		07/20/2021	5,976,402
3,624,105	Fermaca Enterprises S. de R.L. de C.V.	6.38%		03/30/2038	3,587,864
10,865,000	Fortis, Inc.	2.10%	^	10/04/2021	10,502,870
5,000,000	Global Bank Corporation	5.13%	^	10/30/2019	5,112,500
5,000,000	Global Bank Corporation	5.13%		10/30/2019	5,112,500
8,000,000	Grupo Aval Ltd.	4.75%		09/26/2022	7,912,000
3,950,000	Grupo Cementos de Chihuahua S.A.B de C.V.	8.13%		02/08/2020	4,108,000
4,350,000	Grupo Elektra S.A.B. de C.V.	7.25%		08/06/2018	4,384,800
2,890,000	Grupo Idesa S.A. de C.V.	7.88%	^	12/18/2020	2,629,900
5,000,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	4,550,000
3,050,000	GrupoSura Finance S.A.	5.50%		04/29/2026	3,127,013
10,535,499	Guanay Finance Ltd.	6.00%		12/15/2020	10,693,532
1,000,000	Hutchison Whampoa International Ltd.	6.00%	#†	05/07/2017	1,012,500
3,000,000	Hutchison Whampoa International Ltd.	3.25%		11/08/2022	3,032,196
1,500,000	Indian Oil Corporation, Ltd.	5.63%		08/02/2021	1,633,656
800,000	Industrial Senior Trust	5.50%	^	11/01/2022	771,472
8,484,000	Industrial Senior Trust	5.50%		11/01/2022	8,181,461
1,668,000	Inkia Energy Ltd.	8.38%		04/04/2021	1,734,720
3,882,000	Instituto Costarricense de Electricidad	6.95%		11/10/2021	4,061,465
2,300,000	Instituto Costarricense de Electricidad	6.95%	^	11/10/2021	2,406,329
1,375,000	Intelsat Jackson Holdings S.A.	5.50%		08/01/2023	933,350
740,000	Intelsat Jackson Holdings S.A.	8.00%	^	02/15/2024	764,050
3,000,000	IOI Investment BHD	4.38%		06/27/2022	3,036,051
4,000,000	Israel Electric Corporation Ltd.	5.63%		06/21/2018	4,171,600
4,000,000	Israel Electric Corporation Ltd.	5.00%	^	11/12/2024	4,172,280
745,000	Kronos Acquisition Holdings, Inc.	9.00%	^	08/15/2023	746,862
5,000,000	Lima Metro Line 2 Finance Ltd.	5.88%		07/05/2034	5,300,000
1,453,000	Lundin Mining Corporation	7.50%	^	11/01/2020	1,552,894
1,600,000	Magnesita Finance Ltd.	8.63%	†	04/05/2017	1,516,000
6,368,000	Malayan Banking BHD	3.25%	#	09/20/2022	6,397,707
2,500,000	Marfrig Holdings Europe B.V.	8.00%	^	06/08/2023	2,594,000
3,500,000	Minerva Luxembourg S.A.	8.75%	#^†	04/03/2019	3,609,375
4,000,000	Minerva Luxembourg S.A.	8.75%	#†	04/03/2019	4,125,000
10,645,000	Mylan N.V.	3.15%	^	06/15/2021	10,448,408
10,095,000	National Gas Company of Trinidad and Tobago Ltd.	6.05%		01/15/2036	10,246,425
1,580,000	NXP Funding LLC	4.13%	^	06/01/2021	1,635,300
5,300,000	OAS Financial Ltd.	8.88%	#^†Ω	04/25/2018	286,200
1,500,000	OAS Financial Ltd.	8.88%	#†Ω	04/29/2049	81,000
1,700,000	Odebrecht Finance Ltd.	7.13%		06/26/2042	1,007,250
1,500,000	Odebrecht Finance Ltd.	7.50%	†	09/29/2049	915,000
1,500,000	ONGC Videsh Ltd.	3.75%		07/27/2026	1,428,251
2,000,000	Ooredoo Tamweel Ltd.	3.04%		12/03/2018	2,032,380
10,189,000	Orange S.A.	2.75%		02/06/2019	10,325,339
695,000	Orange S.A.	5.38%		07/08/2019	749,081
14,000,000	Oversea-Chinese Banking Corporation	4.00%	#	10/15/2024	14,385,770
6,450,000	Peru Enhanced Pass-Through Finance Ltd.	0.00%		06/02/2025	5,187,671
1,800,000	Pesquera Exalmar S.A.A.	7.38%	^	01/31/2020	1,354,500
1,000,000	Pesquera Exalmar S.A.A.	7.38%		01/31/2020	752,500
1,500,000	Petroleos Mexicanos	5.50%		02/04/2019	1,557,585
5,175,000	Petroleos Mexicanos	6.75%	^	09/21/2047	4,902,277
1,930,000	Petroleos Mexicanos	6.63%	†	09/29/2049	1,823,850
11,400,000	Petronas Global Sukuk Ltd.	2.71%		03/18/2020	11,399,977
2,240,000	Potash Corporation of Saskatchewan, Inc.	4.00%		12/15/2026	2,255,389
2,800,000	Reliance Holdings, Inc.	4.50%		10/19/2020	2,953,748
4,700,000	Reliance Holdings, Inc.	5.40%		02/14/2022	5,081,997
500,000	Reliance Holdings, Inc.	4.13%		01/28/2025	499,069
3,140,000	Royal Bank of Canada	2.50%		01/19/2021	3,146,911
600,000	SACI Falabella	3.75%		04/30/2023	597,214
11,980,000	Shire Acquisitions Investments Ireland DAC	2.88%		09/23/2023	11,390,320
805,000	Sinopec Group Overseas Development Ltd.	2.13%		05/03/2019	802,496
1,050,000	Sinopec Group Overseas Development Ltd.	2.50%		04/28/2020	1,043,158
1,000,000	Sinopec Group Overseas Development Ltd.	2.75%		05/03/2021	988,752
3,000,000	Sinopec Group Overseas Development Ltd.	2.00%	^	09/29/2021	2,864,775
1,000,000	Sixsigma Networks Mexico S.A. de C.V.	8.25%		11/07/2021	945,000
1,000,000	Sixsigma Networks Mexico S.A. de C.V.	8.25%	^	11/07/2021	945,000
300,000	SUAM Finance B.V.	4.88%		04/17/2024	304,500
10,190,000	Sumitomo Mitsui Financial Group, Inc.	2.93%		03/09/2021	10,240,787
5,870,000	Sumitomo Mitsui Financial Group, Inc.	2.06%		07/14/2021	5,675,850
350,000	Sydney Airport Finance Company Pty Ltd.	3.63%	^	04/28/2026	344,328
5,000,000	Telefonica Celular del Paraguay S.A.	6.75%		12/13/2022	5,112,500
1,180,000	Telesat LLC	8.88%	^	11/15/2024	1,233,100
3,800,000	Tencent Holdings Ltd.	3.38%		05/02/2019	3,887,001
200,000	Tencent Holdings Ltd.	2.88%		02/11/2020	200,816
10,582,000	Teva Pharmaceutical Finance Company B.V.	2.95%		12/18/2022	10,198,773
3,600,000	Teva Pharmaceutical Finance Netherlands B.V.	2.80%		07/21/2023	3,408,887
16,350,000	Toronto Dominion Bank	1.80%		07/13/2021	15,828,451
1,175,000	Transportadora de Gas Internacional S.A.	5.70%	^	03/20/2022	1,216,125
9,825,000	Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	10,168,875
3,350,000	TV Azteca S.A.B. de C.V.	7.50%		05/25/2018	2,998,250
3,200,000	TV Azteca S.A.B. de C.V.	7.63%		09/18/2020	2,552,000
1,000,000	Union Andina de Cementos S.A.A.	5.88%	^	10/30/2021	1,037,500
10,000,000	United Overseas Bank Ltd.	3.75%	#	09/19/2024	10,200,000
3,000,000	United Overseas Bank Ltd.	3.50%	#	09/16/2026	2,973,606
1,300,000	VTR Finance B.V.	6.88%		01/15/2024	1,345,500
9,280,000	Westpac Banking Corporation	2.60%		11/23/2020	9,315,310
1,175,000	Westpac Banking Corporation	2.00%		08/19/2021	1,140,321

Total Foreign Corporate Bonds (Cost $697,421,914)					682,071,463

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 1.5%
3,000,000	Colombia Government International Bond	4.50%		01/28/2026	3,101,250
8,140,000	Costa Rica Government International Bond	10.00%		08/01/2020	9,623,759
2,328,041	Dominican Republic International Bond	9.04%		01/23/2018	2,413,247
10,000,000	Dominican Republic International Bond	7.50%		05/06/2021	10,880,400
200,000	Dominican Republic International Bond	6.85%		01/27/2045	189,944
2,715,000	Guatemala Government Bond	4.88%		02/13/2028	2,633,686
5,000,000	Hungary Government International Bond	4.00%		03/25/2019	5,184,000
8,000,000	Hungary Government International Bond	6.25%		01/29/2020	8,768,872
6,000,000	Indonesia Government International Bond	5.88%		03/13/2020	6,562,038
5,000,000	Indonesia Government International Bond	4.35%	^	01/08/2027	5,023,110
15,102,000	Mexico Government International Bond	4.00%		10/02/2023	15,174,490
9,500,000	Mexico Government International Bond	4.13%		01/21/2026	9,447,750
2,000,000	Mexico Government International Bond	4.75%		03/08/2044	1,823,000
5,900,000	Panama Government International Bond	5.20%		01/30/2020	6,351,350
3,800,000	Panama Government International Bond	3.88%		03/17/2028	3,724,000
3,000,000	Panama Government International Bond	4.30%		04/29/2053	2,700,000
12,500,000	Qatar Government International Bond	2.38%		06/02/2021	12,254,212
8,500,000	Republic of Poland Government International Bond	5.13%		04/21/2021	9,284,890
3,000,000	Republic of Poland Government International Bond	3.25%		04/06/2026	2,886,042

Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $119,677,959)					118,026,040

Municipal Bonds - 0.5%
11,250,000	City of Houston TX Combined Utility System Revenue	5.00%		11/15/2035	12,960,787
5,900,000	Los Angeles County Metropolitan Transportation Authority	5.00%		06/01/2033	6,939,934
7,500,000	Massachusetts School Building Authority	5.00%		11/15/2034	8,799,975
6,000,000	North Texas Municipal Water District Water System Revenue	5.00%		09/01/2035	6,933,900
4,480,000	State of California	5.00%		08/01/2033	5,124,941

Total Municipal Bonds (Cost $40,145,111)					40,759,537

Non-Agency Commercial Mortgage Backed Obligations - 7.2%
2,000,000	BAMLL Commercial Mortgage Securities Trust, Series 2014-IP-E	2.72%	#^	06/15/2028	1,971,872
118,650,000	BAMLL Commercial Mortgage Securities Trust, Series 2015-200P-XA	0.38%	#^I/O	04/14/2033	3,451,054
3,775,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	3,599,130
3,887,000	CD Commercial Mortgage Trust, Series 2007-CD4-AM	5.30%	#^	12/11/2049	3,890,853
5,066,300	CD Commercial Mortgage Trust, Series 2007-CD4-AMFX	5.37%	#	12/11/2049	5,071,504
75,028,728	CFCRE Commercial Mortgage Trust, Series 2016-C3-XA	1.09%	#I/O	01/10/2048	5,488,134
9,279,000	CFCRE Commercial Mortgage Trust, Series 2016-C7-A3	3.84%		12/10/2054	9,602,240
3,214,000	CGCMT Commercial Mortgage Trust, Series 2016-SMPL-D	3.52%	^	09/10/2031	3,109,326
11,200,604	Citigroup Commercial Mortgage Trust, Series 2012-GC8-XA	2.13%	#^I/O	09/10/2045	709,322
4,234,500	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.43%	#^	02/10/2048	3,345,322
4,223,791	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.43%	#I/O	02/10/2048	352,230
5,572,000	Citigroup Commercial Mortgage Trust, Series 2015-GC35-C	4.50%	#	11/10/2048	5,399,518
73,922,008	Citigroup Commercial Mortgage Trust, Series 2015-GC35-XA	0.90%	#I/O	11/10/2048	3,980,227
6,303,000	Citigroup Commercial Mortgage Trust, Series 2016-C32-A5	3.72%	#	12/10/2049	6,523,916
46,055,041	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.72%	#I/O	04/15/2049	5,083,850
8,530,000	Citigroup Commercial Mortgage Trust, Series 2016-P4-A4	2.90%		07/10/2049	8,266,348
58,826,637	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	2.02%	#I/O	07/10/2049	7,834,120
84,682,879	Citigroup Commercial Mortgage Trust, Series 2016-P5-XA	1.57%	#I/O	10/10/2049	8,702,775
2,602,680	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	2,605,505
4,226,112	Commercial Mortgage Pass-Through Certificates, Series 2002-LC4-XA	2.28%	#^I/O	12/10/2044	336,540
1,051,533	Commercial Mortgage Pass-Through Certificates, Series 2010-C1-XPA	1.56%	#^I/O	07/10/2046	14,453
27,593,056	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3-XA	2.08%	#I/O	10/15/2045	2,099,793
3,500,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.51%	#	11/10/2047	3,451,408
5,000,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR23-D	4.26%	#	05/10/2048	3,719,645
1,400,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-C	4.55%	#	08/10/2048	1,377,358
61,348,115	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-XA	1.06%	#I/O	10/10/2048	3,941,984
4,310,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-C	4.31%	#	07/10/2048	3,865,873
5,579,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-C	4.65%	#	10/10/2053	5,491,718
6,664,000	Commercial Mortgage Pass-Through Certificates, Series 2016-CR28-C	4.65%	#	02/10/2049	6,441,331
3,786,000	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2-C	4.64%	#	02/10/2049	3,580,801
59,836,702	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2-XA	1.08%	#I/O	02/10/2049	4,133,866
1,922,692	Countrywide Commercial Mortgage Trust, Series 2007-5-AM	5.42%		08/12/2048	1,922,177
43,938	Credit Suisse First Boston Mortgage Securities Corporation, Series 1998-C2-F	6.75%	#^	11/15/2030	44,020
9,157,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4-A1AM	5.93%	#	09/15/2039	9,318,013
3,800,000	Credit Suisse Mortgage Capital Certificates, Series 2009-RR2-IQB	5.69%	#^	04/16/2049	3,811,933
5,135,000	Credit Suisse Mortgage Capital Certificates, Series 2015-SAND-D	3.55%	#^	08/15/2030	5,126,893
5,597,000	CSAIL Commercial Mortgage Trust, Series 2015-C4-C	4.58%	#	11/15/2048	5,374,203
58,988,466	CSAIL Commercial Mortgage Trust, Series 2016-C6-XA	1.82%	#I/O	01/15/2049	6,791,956
1,000,000	DBRR Trust, Series 2011-C32-A3B	5.71%	#^	06/17/2049	1,005,664
3,536,488	DBUBS Mortgage Trust, Series 2011-LC2A-XA	1.14%	#^I/O	07/10/2044	128,766
62,036,496	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1-XA	1.51%	#I/O	05/10/2049	6,345,006
4,475,000	Deutsche Bank Mortgage Trust, Series 2016-C1-C	3.35%	#	05/10/2049	4,161,880
4,078,000	GE Commercial Mortgage Corporation Trust, Series 2007-C1-AM	5.61%	#	12/10/2049	4,083,822
3,795,300	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AJ	6.03%	#	12/10/2049	3,795,229
3,500,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AM	5.87%	#	12/10/2049	3,577,396
2,363,485	Greenwich Capital Commercial Funding Corporation, Series 2007-GG9-AMFX	5.48%		03/10/2039	2,362,055
235,809	GS Mortgage Securities Corporation, Series 2006-GG6-XC	0.00%	#^I/O	04/10/2038	2
3,009,890	GS Mortgage Securities Corporation, Series 2011-GC5-XA	1.37%	#^I/O	08/10/2044	149,440
5,030,849	GS Mortgage Securities Corporation, Series 2012-GC6-XA	1.97%	#^I/O	01/10/2045	399,764
3,741,000	GS Mortgage Securities Corporation, Series 2014-GC26-C	4.51%	#	11/10/2047	3,678,226
3,748,000	GS Mortgage Securities Corporation, Series 2014-GC26-D	4.51%	#^	11/10/2047	3,050,139
99,358,500	GS Mortgage Securities Corporation, Series 2015-GS1-XA	0.84%	#I/O	11/10/2048	5,589,929
61,890,615	GS Mortgage Securities Corporation, Series 2016-GS2-XA	1.67%	#I/O	05/10/2049	6,731,038
5,663,000	GS Mortgage Securities Corporation, Series 2016-ICE2-A	2.63%	#^	02/15/2033	5,719,058
3,875,433	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP8-X	0.35%	#I/O	05/15/2045	712
1,877,687	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	1,877,089
1,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-AMFX	5.40%		06/12/2047	1,008,687
5,568,600	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB19-AM	5.71%	#	02/12/2049	5,622,974
5,055,300	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-AJ	6.15%	#	02/12/2051	5,093,887
6,350,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-LD12-AM	6.04%	#	02/15/2051	6,497,126
12,050,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2009-IWST-XB	0.29%	#^I/O	12/05/2027	125,444
1,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2009-RR2-GEB	5.54%	^	12/13/2049	999,140
7,937,906	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-C4-XA	1.36%	#^I/O	07/15/2046	212,742
30,201,583	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C8-XA	2.00%	#I/O	10/15/2045	2,027,197
5,998,816	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	1.66%	#I/O	06/15/2045	348,438
79,494,182	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-JP1-XA	1.15%	#I/O	01/15/2049	4,739,077
6,097,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11-AM	5.75%	#	06/15/2049	6,161,515
9,216,900	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX-AM	5.46%	#	01/15/2049	9,140,833
2,704,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2-B	3.46%		08/15/2049	2,660,596
2,080,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2-C	3.80%	#	08/15/2049	1,988,917
60,440,861	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2-XA	1.87%	#I/O	08/15/2049	8,051,001
9,281,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI-E	4.01%	#^	10/05/2031	8,979,522
9,287,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WPT-E	5.70%	#^	10/15/2033	9,390,606
57,415,443	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	1.08%	#I/O	02/15/2047	2,703,125
3,000,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-C	4.66%	#	08/15/2047	2,996,878
2,766,125	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.46%	#	09/15/2047	2,773,037
3,766,500	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-C	4.45%	#	11/15/2047	3,711,202
58,297,311	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	1.00%	#I/O	11/15/2047	3,103,300
50,554,244	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.17%	#I/O	01/15/2048	2,812,676
4,474,600	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.84%	#^	02/15/2048	3,251,506
34,395,872	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-XA	1.37%	#I/O	02/15/2048	2,384,373
4,500,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-B	4.31%	#	07/15/2048	4,348,044
51,713,076	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	1.01%	#I/O	08/15/2048	3,025,639
4,750,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.67%	#	11/15/2048	4,360,572
6,470,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.62%	#	12/15/2048	6,432,326
6,122,000	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1-C	4.90%	#	03/15/2049	6,135,717
63,642,459	JPMBB Commercial Mortgage Securities Trust, Series 2016-C2-XA	1.71%	#I/O	06/15/2049	6,492,625
1,579,500	LB Commercial Mortgage Trust, Series 2007-C3-AM	5.92%	#	07/15/2044	1,601,644
3,000,000	LB Commercial Mortgage Trust, Series 2007-C3-AMFL	5.92%	#^	07/15/2044	3,044,413
640,538	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XCL	0.73%	#^I/O	11/15/2038	2,657
516,584	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XW	0.73%	#^I/O	11/15/2038	2,143
5,488,832	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AJ	5.48%		02/15/2040	5,493,684
5,732,000	LB-UBS Commercial Mortgage Trust, Series 2007-C2-AM	5.49%	#	02/15/2040	5,779,893
4,708,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7-AJ	6.25%	#	09/15/2045	4,750,872
5,425,000	LSTAR Commercial Mortgage Trust, Series 2016-4-C	4.55%	#^	03/10/2049	5,009,059
592,759	Merrill Lynch Mortgage Trust, Series 2006-C1-AJ	5.59%	#	05/12/2039	592,319
2,643,201	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5-XA	1.72%	#^I/O	08/15/2045	142,016
3,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.49%	#	10/15/2047	2,992,544
4,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	3,657,182
39,162,656	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-XA	1.40%	#I/O	02/15/2048	2,958,856
4,600,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25-C	4.53%	#	10/15/2048	4,562,572
7,500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26-D	3.06%	^	10/15/2048	5,232,763
4,674,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-C	4.54%	#	12/15/2047	4,463,141
6,710,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-D	3.24%	#^	12/15/2047	4,197,640
75,370,483	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30-XA	1.47%	#I/O	09/15/2049	7,637,050
6,907,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32-A4	3.72%		12/15/2049	7,087,131
909,483	Morgan Stanley Capital, Inc., Series 2006-HQ8-AJ	5.42%	#	03/12/2044	913,849
3,462,000	Morgan Stanley Capital, Inc., Series 2007-1Q16-AMA	6.05%	#	12/12/2049	3,551,874
2,325,000	Morgan Stanley Capital, Inc., Series 2007-HQ11-AJ	5.51%	#	02/12/2044	2,317,517
3,700,000	Morgan Stanley Capital, Inc., Series 2007-IQ13-AM	5.41%		03/15/2044	3,697,571
1,400,000	Morgan Stanley Capital, Inc., Series 2007-IQ16-AM	6.05%	#	12/12/2049	1,442,140
12,648,296	Morgan Stanley Capital, Inc., Series 2011-C1-XA	0.46%	#^I/O	09/15/2047	183,020
4,000,000	Morgan Stanley Capital, Inc., Series 2014-CPT-G	3.45%	#^	07/13/2029	3,828,809
4,000,000	Morgan Stanley Capital, Inc., Series 2014-MP-D	3.69%	#^	08/11/2029	3,928,598
93,004,250	Morgan Stanley Capital, Inc., Series 2015-UBS8-XA	0.98%	#I/O	12/15/2048	5,874,985
5,617,000	Morgan Stanley Capital, Inc., Series 2015-XLF2-AFSC	3.70%	#^	08/15/2026	5,616,970
32,213,840	Morgan Stanley Capital, Inc., Series 2016-UB11-XA	1.68%	#I/O	08/15/2049	3,400,055
9,213,000	MSCG Trust, Series 2016-SNR-C	5.21%	^	11/15/2034	9,226,876
55,087,968	SG Commercial Mortgage Securities Trust, Series 2016-C5-XA	2.03%	#I/O	10/10/2048	6,964,370
154,771	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4-AJ	5.47%	#	08/15/2039	156,562
13,723,784	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3-XA	2.04%	#^I/O	08/10/2049	1,066,062
2,217,375	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AJ	5.63%	#	10/15/2048	2,214,604
2,539,355	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29-IO	0.31%	#I/O	11/15/2048	29
1,900,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AJ	5.41%	#	12/15/2043	1,919,829
5,488,832	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AM	5.97%	#	02/15/2051	5,555,761
2,500,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-B	5.97%	#	02/15/2051	2,439,723
6,750,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-D	3.94%	^	08/15/2050	5,364,012
2,200,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-C	4.14%	#	05/15/2048	1,965,651
5,403,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.61%	#	11/15/2048	5,325,594
78,350,199	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	1.11%	#I/O	11/15/2048	5,508,967
4,610,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22-C	4.54%	#	09/15/2058	4,526,102
55,778,656	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1-XA	1.19%	#I/O	05/15/2048	3,670,325
4,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3-C	4.49%	#	09/15/2057	3,656,917
5,672,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-C	4.60%	#	12/15/2048	5,594,004
5,613,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-A4	3.81%		12/15/2048	5,869,835
78,778,378	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-XA	1.03%	#I/O	12/15/2048	4,997,480
4,650,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32-C	4.72%	#	01/15/2059	4,305,642
4,483,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-C	3.90%		03/15/2059	4,118,393
17,743,231	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24-XA	1.75%	#I/O	10/15/2049	2,072,803
18,107,832	WF-RBS Commercial Mortgage Trust, Series 2012-C9-XA	2.10%	#^I/O	11/15/2045	1,385,075
87,310,314	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.16%	#I/O	08/15/2047	5,208,925
55,903,351	WF-RBS Commercial Mortgage Trust, Series 2014-C22-XA	0.93%	#I/O	09/15/2057	2,719,681
58,946,228	WF-RBS Commercial Mortgage Trust, Series 2014-C24-XA	0.97%	#I/O	11/15/2047	3,092,926
82,471,374	WF-RBS Commercial Mortgage Trust, Series 2016-NXS6-XA	1.66%	#I/O	11/15/2049	8,702,948

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $573,679,449)					551,657,211

Non-Agency Residential Collateralized Mortgage Obligations - 7.6%
12,284,117	Adjustable Rate Mortgage Trust, Series 2007-1-4A1	4.27%	#	03/25/2037	9,531,077
84,348	Adjustable Rate Mortgage Trust, Series 2007-3-1A1	4.08%	#^	11/25/2037	70,294
1,579,312	Banc of America Funding Corporation, Series 2005-G-A3	3.09%	#	10/20/2035	1,485,751
805,607	Banc of America Funding Corporation, Series 2006-2-6A2	5.50%		03/25/2036	799,080
531,091	Banc of America Funding Corporation, Series 2006-6-1A2	6.25%		08/25/2036	522,965
29,353,809	Bayview Opportunity Master Fund Trust, Series 2016-RPL3-A1	3.47%	#^	07/28/2031	29,251,444
172,362	BCAP LLC Trust, Series 2009-RR13-6A5	6.00%	#^	04/26/2037	173,644
285,817	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	219,293
4,225,585	Chase Mortgage Finance Trust, Series 2007-A2-6A4	3.05%	#	07/25/2037	4,038,169
1,606,113	Chase Mortgage Finance Trust, Series 2007-S3-2A1	5.50%		05/25/2037	1,261,423
20,000,000	CIM Trust, Series 2016-2RR-B2	11.11	#^	02/27/2056	17,791,450
20,000,000	CIM Trust, Series 2016-3RR-B2	11.38	#^	02/27/2056	17,792,910
114,159	Citicorp Mortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	116,498
1,800,000	Citicorp Residential Mortgage Securities, Inc., Series 2006-2-A5	5.75%	#	09/25/2036	1,857,232
307,091	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2-A2C	5.85%	#	05/25/2036	190,650
4,928,000	Citigroup Mortgage Loan Trust, Inc., Series 2008-AR4-2A1B	3.17%	#^	11/25/2038	4,697,146
2,551,073	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A4	6.09%	#^	11/25/2036	2,482,342
13,007,950	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-6A4	6.13%	#^	12/25/2036	12,664,185
191,709	CitiMortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	167,530
90,011	CitiMortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	74,959
201,756	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	176,074
11,469,131	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	10,630,077
2,068,666	Countrywide Alternative Loan Trust, Series 2004-22CB-1A1	6.00%		10/25/2034	2,227,675
243,418	Countrywide Alternative Loan Trust, Series 2005-20CB-1A1	5.50%		07/25/2035	222,871
298,736	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	224,580
1,391,110	Countrywide Alternative Loan Trust, Series 2005-46CB-A22	5.25%		10/25/2035	1,307,959
237,063	Countrywide Alternative Loan Trust, Series 2005-J10-1A13	1.46%	#	10/25/2035	179,041
476,114	Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	403,453
11,781,880	Countrywide Alternative Loan Trust, Series 2006-42-1A8	6.00%		01/25/2047	10,079,879
1,786,029	Countrywide Alternative Loan Trust, Series 2007-12T1-A1	6.00%		06/25/2037	1,369,114
1,930,891	Countrywide Alternative Loan Trust, Series 2007-16CB-2A1	1.21%	#	08/25/2037	1,038,846
559,138	Countrywide Alternative Loan Trust, Series 2007-16CB-2A2	48.28%	#I/F	08/25/2037	1,167,873
138,308	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10	26.42%	#I/F	08/25/2037	201,227
678,540	Countrywide Alternative Loan Trust, Series 2007-18CB-2A17	6.00%		08/25/2037	615,104
2,942,522	Countrywide Alternative Loan Trust, Series 2007-23CB-A3	1.26%	#	09/25/2037	1,556,383
2,890,527	Countrywide Alternative Loan Trust, Series 2007-23CB-A4	5.74%	#I/FI/O	09/25/2037	687,214
784,737	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	228,779
98,791	Countrywide Asset-Backed Certificates, Series 2005-13-AF3	4.79%	#	04/25/2036	86,943
36,320	Countrywide Home Loans, Series 2002-32-2A6	5.00%		01/25/2018	36,475
513,179	Countrywide Home Loans, Series 2005-28-A7	5.25%		01/25/2019	463,126
981,897	Countrywide Home Loans, Series 2007-10-A5	6.00%		07/25/2037	820,497
441,904	Countrywide Home Loans, Series 2007-15-1A16	6.25%		09/25/2037	408,529
1,200,957	Countrywide Home Loans, Series 2007-3-A17	6.00%		04/25/2037	1,037,040
133,395	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	123,987
1,883,571	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-1A3	5.25%		09/25/2035	1,697,358
5,217,020	Credit Suisse Mortgage Capital Certificates, Series 2006-4-6A1	6.00%		05/25/2036	4,071,370
113,165	Credit Suisse Mortgage Capital Certificates, Series 2006-4-7A1	5.50%		05/25/2021	107,765
132,511	Credit Suisse Mortgage Capital Certificates, Series 2007-1-3A1	6.00%		02/25/2022	100,049
44,345	Credit Suisse Mortgage Capital Certificates, Series 2007-2-2A1	5.00%		03/25/2037	43,603
5,378,978	Credit Suisse Mortgage Capital Certificates, Series 2010-4R-3A17	6.00%	#^	06/26/2037	5,409,224
9,940,759	Credit Suisse Mortgage Capital Certificates, Series 2013-IVR1-A1	2.50%	#^	03/25/2043	9,824,409
20,771,695	Credit Suisse Mortgage Capital Certificates, Series 2013-IVR4-A11	3.49%	#^	07/25/2043	20,636,025
17,986,745	Credit Suisse Mortgage Capital Certificates, Series 2015-PR2-A1	4.25%	#^	07/26/2055	18,124,543
44,383,740	Credit Suisse Mortgage Capital Certificates, Series 2015-RPL3-A1	3.75%	#^	12/25/2056	43,772,217
13,688,293	Credit Suisse Mortgage Capital Certificates, Series 2016-PR1-A1	5.12%	#^	07/25/2056	13,424,071
44,002,466	CSMC Trust, Series 2014-WIN2-A3	3.50%	#^	10/25/2044	43,895,056
13,993,895	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-6-2A1	5.50%		12/25/2035	11,768,160
1,609,720	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1	11.14%	#^I/F	04/15/2036	1,761,683
198,697	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2	13.26%	#^I/F	04/15/2036	229,236
1,511,655	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4	11.14%	#^I/F	04/15/2036	1,543,475
460,567	First Horizon Alternative Mortgage Securities, Series 2006-FA2-1A5	6.00%		05/25/2036	368,706
4,415,469	First Horizon Alternative Mortgage Securities, Series 2006-FA8-1A1	6.25%		02/25/2037	3,521,360
112,085	First Horizon Alternative Mortgage Securities, Series 2006-RE1-A1	5.50%		05/25/2035	100,366
11,553,103	FirstKey Mortgage Trust, Series 2014-1-A8	3.50%	#^	11/25/2044	11,682,175
6,059,630	GMACM Mortgage Loan Trust, Series 2006-J1-A6	5.75%		04/25/2036	5,714,747
268,679	GSAA Home Equity Trust, Series 2005-7-AF5	4.61%	#	05/25/2035	271,516
1,648,264	GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	1,398,181
1,446,404	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	1,048,148
64,306	GSR Mortgage Loan Trust, Series 2006-2F-5A1	4.50%		01/25/2021	62,256
6,304,302	GSR Mortgage Loan Trust, Series 2006-3F-4A1	6.00%		03/25/2036	5,734,162
773,851	GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	734,409
36,536,863	Impac Secured Assets Trust, Series 2006-5-1A1C	1.03%	#	02/25/2037	27,492,685
402,320	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.19%	#	05/25/2036	330,934
9,207,252	JP Morgan Alternative Loan Trust, Series 2006-S3-A4	6.31%	#	08/25/2036	7,846,433
833,706	JP Morgan Alternative Loan Trust, Series 2006-S3-A6	6.12%	#	08/25/2036	821,272
1,006,841	JP Morgan Alternative Loan Trust, Series 2006-S4-A6	5.71%	#	12/25/2036	977,731
359,582	JP Morgan Mortgage Trust, Series 2007-S3-1A7	6.00%		08/25/2037	310,132
2,075,260	Lehman Mortgage Trust, Series 2005-1-2A4	5.50%		11/25/2035	1,944,279
801,360	Lehman Mortgage Trust, Series 2006-3-1A5	6.00%		07/25/2036	625,104
54,222	Lehman Mortgage Trust, Series 2006-9-1A19	27.20%	#I/F	01/25/2037	73,604
927,580	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	701,483
205,220	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	179,676
132,512	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	124,132
57,010	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	39,942
181,543	MASTR Asset Securitization Trust, Series 2003-2-30B2	5.75%		04/25/2033	180,036
3,029,448	MASTR Asset Securitization Trust, Series 2006-2-1A11	6.00%	#	06/25/2036	2,900,098
116,349	Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		11/25/2018	119,505
1,365,406	Morgan Stanley Mortgage Loan Trust, Series 2005-7-7A4	5.50%		11/25/2035	1,410,421
3,812,995	Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.15%	#	06/25/2036	3,164,632
2,018,555	Morgan Stanley Re-Remic Trust, Series 2010-R6-5C	5.75%	#^	05/26/2037	1,850,252
247,881	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	139,146
660,803	Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	5.80%	#	10/25/2036	305,988
1,181,670	Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.06%	#	02/25/2037	537,162
71,700	Option One Mortgage Loan Trust, Series 2004-3-M3	1.73%	#	11/25/2034	65,947
487,577	PHH Alternative Mortgage Trust, Series 2007-2-4A1	6.00%		05/25/2022	440,693
11,795,339	PR Mortgage Loan Trust, Series 2014-1-APT	5.92%	#	10/25/2049	11,330,689
247,162	Residential Accredit Loans, Inc., Series 2004-QS15-A1	5.25%		11/25/2034	251,840
480,615	Residential Accredit Loans, Inc., Series 2005-QS14-3A3	6.00%		09/25/2035	460,043
73,855	Residential Accredit Loans, Inc., Series 2005-QS1-A5	5.50%		01/25/2035	73,683
541,289	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	452,113
5,906,541	Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	5,172,156
5,854,575	Residential Accredit Loans, Inc., Series 2006-QS4-A10	6.00%		04/25/2036	5,070,513
1,178,952	Residential Accredit Loans, Inc., Series 2006-QS6-1A15	6.00%		06/25/2036	1,015,515
256,310	Residential Accredit Loans, Inc., Series 2006-QS6-2A1	6.00%		06/25/2021	252,048
1,847,928	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	1,519,003
6,428,417	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	5,611,339
414,914	Residential Asset Mortgage Products, Inc., Series 2005-RS1-AI5	5.41%	#	01/25/2035	417,778
239,206	Residential Asset Securitization Trust, Series 2005-A10-A3	5.50%		09/25/2035	212,169
334,897	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	266,606
76,233	Residential Asset Securitization Trust, Series 2005-A7-A3	5.50%		06/25/2035	66,299
1,906,014	Residential Asset Securitization Trust, Series 2006-A6-1A1	6.50%		07/25/2036	1,002,306
176,456	Residential Asset Securitization Trust, Series 2006-R1-A1	25.38%	#I/F	01/25/2046	273,287
149,529	Residential Funding Mortgage Securities Trust, Series 2006-S10-1A2	6.00%		10/25/2036	142,380
745,133	Residential Funding Mortgage Securities Trust, Series 2006-S11-A3	6.00%		11/25/2036	695,445
1,464,542	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	1,379,953
997,604	Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	897,465
47,225,662	Securitized Mortgage Asset Loan Trust, Series 2015-1-PC	1.51%	^¥	02/25/2054	35,793,363
8,908,714	Securitized Mortgage Asset Loan Trust, Series 2015-2-PC	3.57%	^¥	12/26/2059	8,123,829
13,592,233	Securitized Mortgage Asset Loan Trust, Series 2015-3-PC	3.59%	^¥	10/25/2044	12,516,612
32,183,949	Shellpoint Co-Originator Trust, Series 2016-1-1A10	350.00%	#^	11/25/2046	32,821,014
1,136,742	Structured Asset Securities Corporation, Series 2003-35-1A1	5.16%	#	12/25/2033	1,169,532
1,537,733	Structured Asset Securities Corporation, Series 2005-14-1A1	1.06%	#	07/25/2035	1,248,885
1,445,357	Structured Asset Securities Corporation, Series 2005-16-1A3	5.50%		09/25/2035	1,405,978
1,665,909	Structured Asset Securities Corporation, Series 2005-RF1-A	1.11%	#^	03/25/2035	1,409,357
1,675,738	Structured Asset Securities Corporation, Series 2005-RF1-AIO	4.41%	#^I/O	03/25/2035	236,804
171,182	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1-2A	6.00%		03/25/2035	160,816
1,334,817	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A1	5.75%		02/25/2036	1,259,750
2,956,457	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-2-4CB	6.00%		03/25/2036	2,819,733
5,213,642	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A6	4.57%	#	10/25/2036	3,441,928
3,942,425	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR19-2A	1.85%	#	01/25/2047	3,699,665
2,615,112	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A6	6.00%		04/25/2037	2,382,110
172,815	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A11	34.94%	#I/F	06/25/2037	345,995
12,766,310	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A3	7.00%		06/25/2037	8,379,086
1,702,947	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	1,641,975
1,299,405	Wells Fargo Mortgage Backed Securities Trust, Series 2005-17-1A1	5.50%		01/25/2036	1,276,048
81,333	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14-A6	3.01%	#	08/25/2035	77,514
126,163	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16-6A4	3.07%	#	10/25/2035	121,528
522,248	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-3A1	5.75%		03/25/2036	528,339
1,139,293	Wells Fargo Mortgage Backed Securities Trust, Series 2006-7-2A1	6.00%		06/25/2036	1,099,031
1,276,914	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-1A5	6.00%		07/25/2037	1,262,290
1,511,872	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-2A11	6.00%		07/25/2037	1,454,106
2,220,866	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A96	6.00%		08/25/2037	2,185,666
2,572,523	Wells Fargo Mortgage Backed Securities Trust, Series 2007-14-1A1	6.00%		10/25/2037	2,534,793
623,584	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A16	5.50%		04/25/2037	605,911
153,038	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	150,425
22,014,358	WinWater Mortgage Loan Trust, Series 2015-5-A3	3.50%	#^	08/20/2045	22,219,025

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $592,334,898)					589,040,083

US Corporate Bonds - 13.1%
11,041,000	AbbVie, Inc.	4.70%		05/14/2045	10,853,756
1,575,000	Acadia Healthcare Company Inc., Guaranteed Senior Secured Loan	5.63%		02/15/2023	1,582,875
10,477,000	Actavis Funding SCS	2.35%		03/12/2018	10,539,286
11,458,000	Air Lease Corporation	3.75%		02/01/2022	11,804,169
2,365,000	Air Medical Merger Sub Corporation	6.38%	^	05/15/2023	2,282,225
1,620,000	Albertson’s Holdings LLC	5.75%	^	03/15/2025	1,607,850
780,000	Allison Transmission, Inc.	5.00%	^	10/01/2024	789,750
9,017,000	Ally Financial, Inc.	4.13%		03/30/2020	9,219,882
1,670,000	Ally Financial, Inc.	4.25%		04/15/2021	1,689,831
5,045,000	Amazon.com, Inc.	3.80%		12/05/2024	5,303,803
770,000	AMC Entertainment Holdings, Inc.	5.88%	^	11/15/2026	789,250
2,220,000	American Axle & Manufacturing, Inc.	6.63%		10/15/2022	2,300,364
4,900,000	American Express Credit Corporation	2.25%		08/15/2019	4,926,916
17,055,000	American Express Credit Corporation	2.25%		05/05/2021	16,848,072
11,060,000	Analog Devices, Inc.	2.50%		12/05/2021	10,960,327
5,055,000	Anheuser-Busch InBev Finance, Inc.	4.90%		02/01/2046	5,449,184
5,296,000	Apache Corporation	4.75%		04/15/2043	5,465,308
1,940,000	Argos Merger Sub, Inc.	7.13%	^	03/15/2023	1,983,650
1,169,000	Asbury Automotive Group, Inc.	6.00%		12/15/2024	1,201,147
1,115,000	Ashland, Inc.	4.75%		08/15/2022	1,160,994
7,624,000	Bank of America Corporation	2.00%		01/11/2018	7,642,915
8,160,000	Bank of America Corporation	2.50%		10/21/2022	7,893,274
8,155,000	BB&T Corporation	2.45%		01/15/2020	8,217,418
8,986,000	BB&T Corporation	2.05%		05/10/2021	8,816,964
12,449,000	Berkshire Hathaway Energy Company	6.50%		09/15/2037	16,230,209
1,620,000	Berry Plastics Corporation	5.50%		05/15/2022	1,692,900
5,173,000	Boeing Company	6.88%		03/15/2039	7,310,877
10,208,000	Boston Properties LP	4.13%		05/15/2021	10,786,763
810,000	Builders FirstSource, Inc.	5.63%	^	09/01/2024	817,087
9,834,000	Burlington Northern Santa Fe LLC	4.55%		09/01/2044	10,460,278
755,000	Calpine Corporation	5.75%		01/15/2025	732,350
10,553,000	Cardinal Health, Inc.	1.95%		06/15/2018	10,578,042
1,382,000	CCO Holdings LLC	5.25%		09/30/2022	1,433,825
525,000	CCO Holdings LLC	5.13%	^	05/01/2023	542,062
4,965,000	Celgene Corporation	3.88%		08/15/2025	5,038,457
1,305,000	Cengage Learning, Inc.	9.50%	^	06/15/2024	1,164,712
750,000	Centene Corporation	5.63%		02/15/2021	790,425
1,600,000	Centene Corporation	4.75%		01/15/2025	1,566,000
2,215,000	Cequel Communications Holdings LLC	6.38%	^	09/15/2020	2,286,987
2,641,000	Chevron Corporation	1.79%		11/16/2018	2,651,239
7,875,000	Chevron Corporation	1.56%		05/16/2019	7,846,855
1,885,000	Cincinnati Bell, Inc.	7.00%	^	07/15/2024	1,998,100
10,970,000	Cisco Systems, Inc.	1.85%		09/20/2021	10,706,358
16,100,000	Citigroup, Inc.	2.70%		03/30/2021	16,065,465
3,105,000	Coca Cola Company	1.88%		10/27/2020	3,077,893
8,970,000	Coca Cola Company	1.55%		09/01/2021	8,713,745
3,562,000	Comcast Corporation	4.20%		08/15/2034	3,639,637
7,359,000	Comcast Corporation	4.40%		08/15/2035	7,701,024
2,358,000	CommScope, Inc.	5.00%	^	06/15/2021	2,437,583
870,000	CSC Holdings LLC	5.25%		06/01/2024	852,600
775,000	CSC Holdings LLC	5.50%	^	04/15/2027	786,625
11,080,000	CSX Corporation	3.80%		11/01/2046	10,294,384
5,005,000	CVS Health Corporation	2.88%		06/01/2026	4,773,213
1,170,000	Dana Holding Corporation	5.50%		12/15/2024	1,199,250
6,399,000	Delphi Corporation	4.15%		03/15/2024	6,598,290
3,396,000	Delphi Corporation	4.25%		01/15/2026	3,517,702
1,600,000	Diamond 1 Finance Corporation	7.13%	^	06/15/2024	1,776,554
430,000	DJO Finance, LLC	8.13%	^	06/15/2021	375,175
655,000	Dollar Tree, Inc.	5.75%		03/01/2023	696,802
3,615,000	Duke Energy Corporation	3.75%		09/01/2046	3,261,261
8,955,000	Duke Energy Progress, Inc.	4.15%		12/01/2044	8,900,679
7,208,000	Eli Lilly & Company	3.70%		03/01/2045	6,840,673
1,286,000	Embarq Corporation	8.00%		06/01/2036	1,208,840
1,785,000	Endo Finance, Inc.	5.38%	^	01/15/2023	1,526,175
2,625,000	Energy Gulf Coast, Inc.	9.25%	Ω	12/15/2017	383,250
427,000	Energy Gulf Coast, Inc.	11.00%	^Ω	03/15/2020	226,310
720,000	Energy Gulf Coast, Inc.	7.50%	Ω	12/15/2021	100,800
1,355,000	Energy Partners Ltd.	8.25%	Ω	02/15/2018	254,063
1,210,000	Energy Transfer Equity LP	5.50%		06/01/2027	1,185,800
10,350,000	Energy Transfer Partners LP	4.75%		01/15/2026	10,705,419
2,340,000	Ensemble S Merger Sub, Inc.	9.00%	^	09/30/2023	2,492,100
1,965,000	Envision Healthcare Corporation	6.25%	^	12/01/2024	2,077,988
5,460,000	EOG Resources, Inc.	4.15%		01/15/2026	5,716,691
1,425,000	Equinix Inc.	5.88%		01/15/2026	1,503,375
2,371,000	ESH Hospitality, Inc.	5.25%	^	05/01/2025	2,365,073
5,175,000	Exelon Corporation	3.40%		04/15/2026	5,080,292
4,723,000	Express Scripts Holding Company	4.50%		02/25/2026	4,864,591
3,390,000	Express Scripts Holding Company	3.40%		03/01/2027	3,177,932
845,000	Extraction Oil & Gas Holdings LLC	7.88%	^	07/15/2021	908,375
9,867,000	FedEx Corporation	4.75%		11/15/2045	10,239,242
7,595,000	Fidelity National Information Services, Inc.	3.63%		10/15/2020	7,863,840
1,125,000	First Data Corporation	7.00%	^	12/01/2023	1,200,938
1,140,000	First Data Corporation	5.75%	^	01/15/2024	1,180,618
8,525,000	Ford Motor Company	7.45%		07/16/2031	10,706,113
2,125,000	Gannett Company, Inc.	4.88%	^	09/15/2021	2,167,500
1,810,000	Gates Global LLC	6.00%	^	07/15/2022	1,779,230
8,420,000	General Motors Financial Company, Inc.	2.40%		05/09/2019	8,399,059
4,045,000	General Motors Financial Company, Inc.	3.20%		07/13/2020	4,057,641
3,605,000	General Motors Financial Company, Inc.	3.20%		07/06/2021	3,575,457
1,725,000	Genesy’s Telecommunications Laboratories, Inc.	10.00%	^	11/30/2024	1,837,125
21,067,000	Georgia-Pacific LLC	3.60%	^	03/01/2025	21,317,360
750,000	GLP Capital LP	5.38%		04/15/2026	784,050
11,825,000	Goldman Sachs Group, Inc.	2.35%		11/15/2021	11,490,577
2,290,000	Goodyear Tire & Rubber Company	5.13%		11/15/2023	2,370,150
820,000	Gray Television, Inc.	5.13%	^	10/15/2024	795,400
1,165,000	Gray Television, Inc.	5.88%	^	07/15/2026	1,159,175
665,000	Grinding Media Canada, Inc.	7.38%	^	12/15/2023	700,312
815,000	HCA, Inc.	5.88%		02/15/2026	841,488
8,420,000	Hewlett Packard Enterprise Company	3.60%		10/15/2020	8,566,845
1,570,000	Hilton Domestic Operating Company, Inc.	4.25%	^	09/01/2024	1,530,750
3,601,000	Home Depot, Inc.	3.35%		09/15/2025	3,693,366
7,400,000	Home Depot, Inc.	3.00%		04/01/2026	7,383,868
1,560,000	Infor US, Inc.	6.50%		05/15/2022	1,630,200
5,740,000	Intel Corporation	4.10%		05/19/2046	5,691,847
5,505,000	International Paper Company	3.00%		02/15/2027	5,196,632
1,535,000	InVentiv Group Holdings, Inc.	7.50%	^	10/01/2024	1,615,434
1,550,000	Jack Ohio Finance Corporation	6.75%	^	11/15/2021	1,573,250
1,145,000	JBS LLC	5.75%	^	06/15/2025	1,165,038
11,050,000	JP Morgan Chase & Company	2.97%		01/15/2023	11,009,126
10,170,000	JP Morgan Chase & Company	4.25%		10/01/2027	10,454,994
7,909,000	Kinder Morgan Energy Partners LP	6.95%		01/15/2038	9,187,735
6,297,000	Kraft Heinz Foods Company	1.60%		06/30/2017	6,302,661
4,268,000	Kraft Heinz Foods Company	2.00%		07/02/2018	4,269,835
13,715,000	Kroger Company	3.40%		04/15/2022	13,982,854
10,687,000	Laboratory Corporation	2.50%		11/01/2018	10,783,867
11,075,000	Laboratory Corporation	4.70%		02/01/2045	10,960,507
2,346,000	Level 3 Communications, Inc.	5.75%		12/01/2022	2,416,380
765,000	Levi Strauss & Company	5.00%		05/01/2025	768,825
13,049,000	Liberty Mutual Group, Inc.	6.50%	^	05/01/2042	15,497,423
825,000	LifePoint Health, Inc.	5.38%	^	05/01/2024	810,150
1,625,000	Live Nation Entertainment, Inc.	4.88%	^	11/01/2024	1,633,125
8,527,000	Lockheed Martin Corporation	4.70%		05/15/2046	9,294,072
2,853,000	Memorial Production Partners LP	6.88%	Ω	08/01/2022	1,369,440
50,000	Metropolitan Edison Company	4.00%	^	04/15/2025	50,361
555,000	MGM Growth Properties Operating Partnership LP	5.63%	^	05/01/2024	582,750
1,235,000	MGM Resorts International	4.63%		09/01/2026	1,194,863
335,000	Microsemi Corporation	9.13%	^	04/15/2023	391,950
10,130,000	Microsoft Corporation	4.45%		11/03/2045	10,797,273
2,175,000	Milacron LLC	7.75%	^	02/15/2021	2,245,688
3,555,000	Morgan Stanley	2.50%		04/21/2021	3,516,862
7,145,000	Morgan Stanley	2.63%		11/17/2021	7,060,139
5,650,000	Morgan Stanley	3.88%		01/27/2026	5,710,014
4,865,000	Morgan Stanley	3.13%		07/27/2026	4,650,458
2,240,000	MPH Acquisition Holdings LLC	7.13%	^	06/01/2024	2,363,424
8,269,000	MUFG Americas Holdings Corporation	1.63%		02/09/2018	8,240,323
1,925,000	MUFG Americas Holdings Corporation	2.25%		02/10/2020	1,904,131
8,130,000	National Rural Utilities Cooperative Finance Corporation	2.00%		01/27/2020	8,069,724
780,000	Nationstar Capital Corporation	6.50%		07/01/2021	793,650
1,595,000	NCL Corporation Ltd.	4.75%	^	12/15/2021	1,597,999
2,980,000	Newell Brands, Inc.	3.15%		04/01/2021	3,033,157
1,195,000	Nexstar Escrow Corporation	5.63%	^	08/01/2024	1,189,025
825,000	NGL Energy Finance Corporation	7.50%	^	11/01/2023	855,938
445,000	Noble Holding International Ltd.	7.75%		01/15/2024	419,680
1,000,000	Novelis Corporation	6.25%	^	08/15/2024	1,062,500
475,000	Novelis Corporation	5.88%	^	09/30/2026	480,938
1,600,000	NRG Energy, Inc.	7.25%	^	05/15/2026	1,600,000
2,805,000	Occidental Petroleum Corporation	3.40%		04/15/2026	2,825,448
11,890,000	Omnicom Group, Inc.	3.60%		04/15/2026	11,773,383
148,000	Oncor Electric Delivery Company LLC	2.95%		04/01/2025	146,636
865,000	OPE KAG Finance Sub, Inc.	7.88%	^	07/31/2023	877,975
1,435,000	Open Text Corporation	5.88%	^	06/01/2026	1,517,513
10,810,000	Oracle Corporation	1.90%		09/15/2021	10,560,440
12,200,000	Oracle Corporation	4.13%		05/15/2045	11,828,766
500,000	PDC Energy, Inc.	6.13%	^	09/15/2024	513,750
11,425,000	PepsiCo, Inc.	3.45%		10/06/2046	10,412,848
2,782,000	Phillips 66	5.88%		05/01/2042	3,299,900
1,503,000	Phillips 66	4.88%		11/15/2044	1,590,341
2,330,000	Pilgrim’s Pride Corporation	5.75%	^	03/15/2025	2,341,650
1,560,000	Pinnacle Entertainment, Inc.	5.63%	^	05/01/2024	1,567,800
1,483,000	Plastipak Holdings, Inc.	6.50%	^	10/01/2021	1,557,150
10,246,000	PNC Funding Corporation	3.30%		03/08/2022	10,530,111
1,125,000	PQ Corporation	6.75%	^	11/15/2022	1,206,563
2,125,000	Prime Security Services Borrower LLC	9.25%	^	05/15/2023	2,318,906
1,610,000	Quintiles Transnational Corporation	4.88%	^	05/15/2023	1,642,200
805,000	RegionalCare Hospital Partners Holdings, Inc.	8.25%	^	05/01/2023	807,013
1,569,000	Revlon Consumer Products Corporation	5.75%		02/15/2021	1,584,690
385,000	Revlon Consumer Products Corporation	6.25%		08/01/2024	395,588
1,174,242	Reynolds Group Issuer LLC	8.25%		02/15/2021	1,212,752
9,400,000	Reynolds, Inc.	4.00%		06/12/2022	9,833,396
1,430,000	Rite Aid Corporation	6.13%	^	04/01/2023	1,542,613
4,530,000	S&P Global, Inc.	4.40%		02/15/2026	4,794,457
1,575,000	Sabre GLBL, Inc.	5.25%	^	11/15/2023	1,625,195
2,051,000	Sally Holdings LLC	5.75%		06/01/2022	2,140,731
895,000	Sanchez Energy Corporation	6.13%		01/15/2023	854,725
365,000	SandRidge Energy, Inc.	0.00%	^	06/01/2020	-
5,810,000	Schlumberger Holdings Corporation	2.35%	^	12/21/2018	5,858,374
810,000	Scientific Games International, Inc.	7.00%	^	01/01/2022	872,775
2,310,000	Select Medical Corporation	6.38%		06/01/2021	2,321,550
11,050,000	Shell International Finance B.V.	1.38%		05/10/2019	10,939,798
1,760,000	Signode Industrial Group, Inc.	6.38%	^	05/01/2022	1,777,600
10,360,000	Simon Property Group LP	3.30%		01/15/2026	10,306,232
2,300,000	Sinclair Television Group, Inc.	5.63%	^	08/01/2024	2,357,500
2,325,000	Sirius XM Radio Inc.	5.38%	^	07/15/2026	2,278,500
1,075,000	Solera Finance, Inc.	10.50%	^	03/01/2024	1,214,750
14,931,000	Southern Company	2.45%		09/01/2018	15,087,761
966,000	Southern Company	1.85%		07/01/2019	963,176
2,115,000	Spectrum Brands, Inc.	5.75%		07/15/2025	2,204,888
7,235,000	State Street Corporation	3.55%		08/18/2025	7,388,635
3,350,000	State Street Corporation	2.65%		05/19/2026	3,176,380
1,420,000	Station Casinos LLC	7.50%		03/01/2021	1,491,000
8,764,000	Synchrony Financial	3.00%		08/15/2019	8,879,115
915,000	Targa Resources Partners Finance Corporation	5.38%	^	02/01/2027	910,425
1,185,000	Team Health, Inc.	7.25%	^	12/15/2023	1,350,900
2,440,000	Tenet Healthcare Corporation	6.75%		06/15/2023	2,153,300
2,181,000	Terex Corporation	6.00%		05/15/2021	2,238,251
790,000	The ServiceMaster Company LLC	5.13%	^	11/15/2024	803,825
16,170,000	Thermo Fisher Scientific, Inc.	3.30%		02/15/2022	16,431,048
8,600,000	TIAA Asset Management Finance Company LLC	2.95%	^	11/01/2019	8,750,139
2,185,000	TransDigm, Inc.	6.00%		07/15/2022	2,283,325
715,000	TreeHouse Foods, Inc.	6.00%	^	02/15/2024	752,538
21,950,000	Tyson Foods, Inc.	3.95%		08/15/2024	22,372,099
10,340,000	UnitedHealth Group, Inc.	4.20%		01/15/2047	10,431,157
21,662,000	Verizon Communications, Inc.	4.40%		11/01/2034	21,413,017
2,265,000	Viking Cruises Ltd.	8.50%	^	10/15/2022	2,358,431
1,400,000	Vizient, Inc.	10.38%	^	03/01/2024	1,589,000
8,035,000	Waste Management, Inc.	4.10%		03/01/2045	7,968,607
410,000	WellPoint, Inc.	1.88%		01/15/2018	410,255
10,164,000	WellPoint, Inc.	2.30%		07/15/2018	10,232,587
4,630,000	Wells Fargo & Company	3.55%		09/29/2025	4,621,203
10,040,000	Wells Fargo & Company	3.00%		04/22/2026	9,578,471
7,090,000	Wells Fargo & Company	3.00%		10/23/2026	6,749,467
605,000	Western Digital Corporation	7.38%	^	04/01/2023	667,013
1,600,000	Williams Partners LP	4.88%		03/15/2024	1,616,149
1,760,000	WMG Acquisition Corporation	6.75%	^	04/15/2022	1,861,200
6,440,000	Xerox Corporation	2.95%		03/15/2017	6,459,629
6,429,000	Zimmer Holdings, Inc.	1.45%		04/01/2017	6,430,871
2,074,000	Zimmer Holdings, Inc.	2.70%		04/01/2020	2,074,562

Total US Corporate Bonds (Cost $1,008,774,453)					1,007,240,754

US Government and Agency Obligations - 25.7%
2,650,000	United States Treasury Bonds	1.50%		02/28/2023	2,546,242
60,850,000	United States Treasury Bonds	2.75%		11/15/2042	57,366,642
58,237,432	United States Treasury Inflation Indexed Bonds	0.13%		04/15/2021	58,604,444
84,640,383	United States Treasury Inflation Indexed Bonds	0.63%		01/15/2024	86,187,186
129,087,472	United States Treasury Inflation Indexed Bonds	0.13%		07/15/2024	126,905,765
85,416,562	United States Treasury Inflation Indexed Bonds	0.13%		07/15/2026	82,633,605
133,746,909	United States Treasury Inflation Indexed Bonds	1.00%		02/15/2046	134,404,008
52,900,000	United States Treasury Notes	0.50%		01/31/2017	52,906,612
86,000,000	United States Treasury Notes	0.63%		05/31/2017	86,013,502
184,500,000	United States Treasury Notes	1.00%		02/15/2018	184,583,025
12,350,000	United States Treasury Notes	1.00%		05/15/2018	12,346,888
232,700,000	United States Treasury Notes	2.00%		11/30/2020	234,959,052
5,850,000	United States Treasury Notes	1.75%		12/31/2020	5,844,284
207,800,000	United States Treasury Notes	2.13%		01/31/2021	210,433,242
242,400,000	United States Treasury Notes	2.25%		03/31/2021	246,613,639
130,000,000	United States Treasury Notes	1.75%		03/31/2022	128,156,470
123,100,000	United States Treasury Notes	1.50%		03/31/2023	118,163,690
149,400,000	United States Treasury Notes	2.13%		05/15/2025	146,282,470
3,800,000	United States Treasury Notes	2.00%		08/15/2025	3,676,382

Total US Government and Agency Obligations (Cost $2,013,749,560)					1,978,627,148

US Government / Agency Mortgage Backed Obligations - 17.2%
1,059,646	Federal Home Loan Mortgage Corporation, Pool G01840	5.00%		07/01/2035	1,165,240
586,136	Federal Home Loan Mortgage Corporation, Pool G04817	5.00%		09/01/2038	638,179
18,832,563	Federal Home Loan Mortgage Corporation, Pool G08537	3.00%		07/01/2043	18,787,062
44,621,550	Federal Home Loan Mortgage Corporation, Pool G08622	3.00%		01/01/2045	44,341,010
12,601,814	Federal Home Loan Mortgage Corporation, Pool G08686	3.00%		01/01/2046	12,522,212
55,367,254	Federal Home Loan Mortgage Corporation, Pool G08701	3.00%		04/01/2046	55,017,262
110,591,306	Federal Home Loan Mortgage Corporation, Pool G08721	3.00%		09/01/2046	109,889,831
3,370,366	Federal Home Loan Mortgage Corporation, Pool N70081	5.50%		07/01/2038	3,733,530
10,291,687	Federal Home Loan Mortgage Corporation, Pool Q33789	3.50%		06/01/2045	10,574,181
4,314,501	Federal Home Loan Mortgage Corporation, Pool T60854	3.50%		09/01/2042	4,377,759
708,232	Federal Home Loan Mortgage Corporation, Pool U60299	4.00%		11/01/2040	750,905
4,031,000	Federal Home Loan Mortgage Corporation, Series 2016-K54-B	4.05%	#^	02/25/2026	3,930,514
5,376,337	Federal Home Loan Mortgage Corporation, Series 2016-KF22-B	5.58%	#^	07/25/2023	5,428,691
83,489	Federal Home Loan Mortgage Corporation, Series 2692-SC	11.88%	#I/F	07/15/2033	92,471
2,926,911	Federal Home Loan Mortgage Corporation, Series 2722-PS	9.11%	#I/F	12/15/2033	3,303,307
153,480	Federal Home Loan Mortgage Corporation, Series 2750-ZT	5.00%		02/15/2034	168,389
312,192	Federal Home Loan Mortgage Corporation, Series 3002-SN	5.80%	#I/FI/O	07/15/2035	61,983
138,642	Federal Home Loan Mortgage Corporation, Series 3045-DI	6.03%	#I/FI/O	10/15/2035	22,651
499,690	Federal Home Loan Mortgage Corporation, Series 3116-Z	5.50%		02/15/2036	561,415
42,175	Federal Home Loan Mortgage Corporation, Series 3117-ZN	4.50%		02/15/2036	44,609
612,720	Federal Home Loan Mortgage Corporation, Series 3203-ZC	5.00%		07/15/2036	670,176
170,244	Federal Home Loan Mortgage Corporation, Series 3275-SC	5.38%	#I/FI/O	02/15/2037	23,056
1,002,741	Federal Home Loan Mortgage Corporation, Series 3382-SB	5.30%	#I/FI/O	11/15/2037	119,049
1,218,007	Federal Home Loan Mortgage Corporation, Series 3384-S	5.69%	#I/FI/O	11/15/2037	176,528
1,324,287	Federal Home Loan Mortgage Corporation, Series 3417-SX	5.48%	#I/FI/O	02/15/2038	167,818
121,896	Federal Home Loan Mortgage Corporation, Series 3423-GS	4.95%	#I/FI/O	03/15/2038	14,491
121,896	Federal Home Loan Mortgage Corporation, Series 3423-SG	4.95%	#I/FI/O	03/15/2038	13,364
216,923	Federal Home Loan Mortgage Corporation, Series 3524-LB	3.98%	#I/O	06/15/2038	210,801
461,706	Federal Home Loan Mortgage Corporation, Series 3562-WS	4.25%	#I/FI/O	08/15/2039	47,104
374,249	Federal Home Loan Mortgage Corporation, Series 3582-SA	5.30%	#I/FI/O	10/15/2049	49,179
709,055	Federal Home Loan Mortgage Corporation, Series 3606-CS	5.65%	#I/FI/O	12/15/2039	131,670
397,694	Federal Home Loan Mortgage Corporation, Series 3616-SG	5.65%	#I/FI/O	03/15/2032	69,269
1,723,833	Federal Home Loan Mortgage Corporation, Series 3626-AZ	5.50%		08/15/2036	1,870,992
675,051	Federal Home Loan Mortgage Corporation, Series 3666-SC	5.07%	#I/FI/O	05/15/2040	101,652
443,497	Federal Home Loan Mortgage Corporation, Series 3666-VZ	5.50%		08/15/2036	483,866
2,526,472	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	2,649,001
1,400,000	Federal Home Loan Mortgage Corporation, Series 3779-YA	3.50%		12/15/2030	1,445,668
530,194	Federal Home Loan Mortgage Corporation, Series 3786-SG	8.09%	#I/F	01/15/2041	618,609
5,428,690	Federal Home Loan Mortgage Corporation, Series 3792-SE	8.45%	#I/F	01/15/2041	5,820,962
2,533,040	Federal Home Loan Mortgage Corporation, Series 3795-VZ	4.00%		01/15/2041	2,652,454
68,759	Federal Home Loan Mortgage Corporation, Series 3798-SD	8.19%	#I/F	12/15/2040	70,929
1,642,826	Federal Home Loan Mortgage Corporation, Series 3806-CZ	5.50%		07/15/2034	1,824,617
1,156,635	Federal Home Loan Mortgage Corporation, Series 3808-DB	3.50%		02/15/2031	1,195,338
3,070,804	Federal Home Loan Mortgage Corporation, Series 3818-CZ	4.50%		03/15/2041	3,317,235
1,901,230	Federal Home Loan Mortgage Corporation, Series 3819-ZU	5.50%		07/15/2034	2,074,587
3,736,782	Federal Home Loan Mortgage Corporation, Series 3824-EY	3.50%		03/15/2031	3,957,976
251,282	Federal Home Loan Mortgage Corporation, Series 3828-SW	11.09%	#I/F	02/15/2041	320,186
2,971,257	Federal Home Loan Mortgage Corporation, Series 3863-ZA	5.50%		08/15/2034	3,230,622
3,724,448	Federal Home Loan Mortgage Corporation, Series 3888-ZG	4.00%		07/15/2041	3,931,576
17,172,316	Federal Home Loan Mortgage Corporation, Series 3889-VZ	4.00%		07/15/2041	18,109,990
2,836,263	Federal Home Loan Mortgage Corporation, Series 3910-GZ	5.00%		08/15/2041	3,255,799
20,910,445	Federal Home Loan Mortgage Corporation, Series 3967-ZP	4.00%		09/15/2041	22,163,545
5,801,834	Federal Home Loan Mortgage Corporation, Series 3972-AZ	3.50%		12/15/2041	5,866,262
23,937,181	Federal Home Loan Mortgage Corporation, Series 4057-ZA	4.00%		06/15/2042	25,091,959
8,692,939	Federal Home Loan Mortgage Corporation, Series 4096-DZ	3.50%		08/15/2042	8,684,538
27,443,649	Federal Home Loan Mortgage Corporation, Series 4165-ZT	3.00%		02/15/2043	25,260,959
8,990,773	Federal Home Loan Mortgage Corporation, Series 4291-MS	5.20%	#I/FI/O	01/15/2054	1,513,249
17,795,294	Federal Home Loan Mortgage Corporation, Series 4341-AZ	3.00%		05/15/2044	16,207,351
19,729,257	Federal Home Loan Mortgage Corporation, Series 4377-A	3.00%		06/15/2039	20,028,018
14,487,791	Federal Home Loan Mortgage Corporation, Series 4391-MA	3.00%		07/15/2040	14,773,696
12,906,321	Federal Home Loan Mortgage Corporation, Series 4413-AZ	3.50%		11/15/2044	12,848,572
3,028,020	Federal Home Loan Mortgage Corporation, Series 4419-TB	3.00%		02/15/2040	3,052,427
10,723,989	Federal Home Loan Mortgage Corporation, Series 4423-Z	3.50%		12/15/2044	10,572,490
19,956,025	Federal Home Loan Mortgage Corporation, Series 4427-MA	3.00%		02/15/2034	20,412,647
29,015,268	Federal Home Loan Mortgage Corporation, Series 4471-BA	3.00%		12/15/2041	29,187,178
41,204,081	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	41,387,995
25,170,206	Federal Home Loan Mortgage Corporation, Series 4481-B	3.00%		12/15/2042	25,297,008
15,556,047	Federal Home Loan Mortgage Corporation, Series 4511-QA	3.00%		01/15/2041	15,711,536
72,965,704	Federal Home Loan Mortgage Corporation, Series 4542-AC	2.70%		01/15/2045	72,234,697
4,781,000	Federal Home Loan Mortgage Corporation, Series K-050-A2	3.33%	#	08/25/2025	4,956,694
6,528,000	Federal Home Loan Mortgage Corporation, Series K-053-A2	3.00%		12/25/2025	6,590,974
660,439	Federal Home Loan Mortgage Corporation, Series R003-ZA	5.50%		10/15/2035	749,561
6,720,000	Federal Home Loan Mortgage Corporation Pass-Thru, Series K054-A2	2.75%		01/25/2026	6,641,166
106,235,539	Federal Home Loan Mortgage Corporation Pass-Thru, Series K722-X1	1.31%	#I/O	03/25/2023	7,034,099
52,424,766	Federal National Mortgage Association, Pool AS7661	3.00%		08/01/2046	51,728,308
21,204,372	Federal National Mortgage Association, Pool MA2621	3.50%		05/01/2046	21,532,495
31,288,000	Federal National Mortgage Association, Pool MA2649	3.00%		06/01/2046	30,873,904
135,180,328	Federal National Mortgage Association, Pool MA2737	3.00%		09/01/2046	134,389,604
46,418	Federal National Mortgage Association, Series 2003-117-KS	6.34%	#I/FI/O	08/25/2033	1,580
408,375	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	457,930
3,380,199	Federal National Mortgage Association, Series 2005-20-QH	5.00%		03/25/2035	3,670,662
580,205	Federal National Mortgage Association, Series 2006-101-SA	5.82%	#I/FI/O	10/25/2036	100,734
262,769	Federal National Mortgage Association, Series 2006-56-SM	5.99%	#I/FI/O	07/25/2036	43,023
227,491	Federal National Mortgage Association, Series 2007-116-BI	5.49%	#I/FI/O	05/25/2037	35,744
2,375,064	Federal National Mortgage Association, Series 2007-30-FS	26.33%	#I/F	04/25/2037	3,726,947
923,503	Federal National Mortgage Association, Series 2007-30-OI	5.68%	#I/FI/O	04/25/2037	166,048
165,089	Federal National Mortgage Association, Series 2008-29-ZA	4.50%		04/25/2038	177,199
193,266	Federal National Mortgage Association, Series 2008-62-SC	5.24%	#I/FI/O	07/25/2038	23,541
1,002,088	Federal National Mortgage Association, Series 2009-111-EZ	5.00%		01/25/2040	1,037,989
56,319	Federal National Mortgage Association, Series 2009-111-SE	5.49%	#I/FI/O	01/25/2040	8,478
106,232	Federal National Mortgage Association, Series 2009-16-MZ	5.00%		03/25/2029	115,914
156,213	Federal National Mortgage Association, Series 2009-48-WS	5.19%	#I/FI/O	07/25/2039	16,823
714,479	Federal National Mortgage Association, Series 2009-62-PS	5.34%	#I/FI/O	08/25/2039	93,319
1,801,195	Federal National Mortgage Association, Series 2009-77-ZA	4.50%		10/25/2039	1,936,765
414,452	Federal National Mortgage Association, Series 2009-83-Z	4.50%		10/25/2039	434,654
189,283	Federal National Mortgage Association, Series 2010-101-ZH	4.50%		07/25/2040	197,381
55,491	Federal National Mortgage Association, Series 2010-109-BS	48.22%	#I/F	10/25/2040	214,061
619,003	Federal National Mortgage Association, Series 2010-112-ZA	4.00%		10/25/2040	630,576
407,220	Federal National Mortgage Association, Series 2010-121-SD	3.74%	#I/FI/O	10/25/2040	37,399
29,336	Federal National Mortgage Association, Series 2010-137-VS	13.15%	#I/F	12/25/2040	42,934
2,541,484	Federal National Mortgage Association, Series 2010-150-ZA	4.00%		01/25/2041	2,668,240
108,222	Federal National Mortgage Association, Series 2010-31-SA	4.24%	#I/FI/O	04/25/2040	11,528
137,780	Federal National Mortgage Association, Series 2010-34-PS	4.17%	#I/FI/O	04/25/2040	17,719
280,539	Federal National Mortgage Association, Series 2010-35-SP	5.59%	#I/FI/O	04/25/2050	63,993
93,920	Federal National Mortgage Association, Series 2010-35-SV	5.69%	#I/FI/O	04/25/2040	12,208
3,454,093	Federal National Mortgage Association, Series 2010-37-MY	4.50%		04/25/2040	3,642,982
257,701	Federal National Mortgage Association, Series 2010-59-PS	5.69%	#I/FI/O	03/25/2039	24,357
379,378	Federal National Mortgage Association, Series 2010-59-SC	4.24%	#I/FI/O	01/25/2040	47,698
1,603,522	Federal National Mortgage Association, Series 2010-60-VZ	5.00%		10/25/2039	1,670,723
343,761	Federal National Mortgage Association, Series 2010-64-EZ	5.00%		06/25/2040	376,359
751,914	Federal National Mortgage Association, Series 2010-7-PE	5.00%		02/25/2040	808,458
388,081	Federal National Mortgage Association, Series 2010-90-GS	5.24%	#I/FI/O	08/25/2040	50,119
57,791	Federal National Mortgage Association, Series 2010-99-SG	21.92%	#I/F	09/25/2040	103,611
7,439,630	Federal National Mortgage Association, Series 2011-141-PZ	4.00%		01/25/2042	7,687,381
15,905,137	Federal National Mortgage Association, Series 2011-18-UZ	4.00%		03/25/2041	16,723,159
1,533,918	Federal National Mortgage Association, Series 2011-25-KY	3.00%		04/25/2026	1,565,562
1,000,000	Federal National Mortgage Association, Series 2011-29-AL	3.50%		04/25/2031	1,028,247
1,918,271	Federal National Mortgage Association, Series 2011-59-MA	4.50%		07/25/2041	2,052,147
23,940,275	Federal National Mortgage Association, Series 2013-45-LZ	3.00%		05/25/2043	21,777,710
30,740,832	Federal National Mortgage Association, Series 2013-6-ZB	3.00%		02/25/2043	27,537,505
13,637,741	Federal National Mortgage Association, Series 2014-55-MA	3.00%		10/25/2039	13,915,059
24,631,234	Federal National Mortgage Association, Series 2014-70-VZ	3.00%		11/25/2044	22,625,020
8,244,985	Federal National Mortgage Association, Series 2014-73-CZ	3.00%		11/25/2044	7,361,239
35,206,360	Federal National Mortgage Association, Series 2015-09-HA	3.00%		01/25/2045	35,968,254
6,348,000	Federal National Mortgage Association, Series 2016-M3-A2	2.70%		02/25/2026	6,238,305
465,853	Federal National Mortgage Association, Series 400-S4	4.69%	#I/FI/O	11/25/2039	64,865
208,248	Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%		09/01/2033	228,773
177,680	Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%		04/01/2035	194,353
1,359,766	Federal National Mortgage Association Pass-Thru, Pool 735383	5.00%		04/01/2035	1,490,089
728,047	Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%		04/01/2035	797,007
1,042,677	Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%		05/01/2035	1,140,588
208,648	Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%		05/01/2039	227,815
1,254,664	Federal National Mortgage Association Pass-Thru, Pool 995112	5.50%		07/01/2036	1,406,223
1,203,487	Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%		07/01/2035	1,321,701
1,085,060	Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%		01/01/2031	1,150,958
127,137	Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%		09/01/2035	133,587
16,240,767	Federal National Mortgage Association Pass-Thru, Pool AB6854	3.00%		11/01/2042	16,229,764
44,492	Federal National Mortgage Association Pass-Thru, Pool AC1032	5.00%		06/01/2040	45,250
34,382	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%		06/01/2030	37,013
1,494,150	Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%		02/01/2031	1,584,987
33,494,307	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%		03/01/2045	33,298,385
859,542	Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%		12/01/2029	924,568
51,429	Federal National Mortgage Association Pass-Thru, Pool MA0282	5.00%		12/01/2039	56,220
611,507	Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%		03/01/2030	658,332
35,461	Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%		07/01/2040	37,628
18,476,062	Federal National Mortgage Association Pass-Thru, Pool MA2151	3.50%		01/01/2045	18,760,446
11,547,736	Federal National Mortgage Association Pass-Thru, Pool MA2248	3.00%		04/01/2045	11,395,064
14,428,095	Federal National Mortgage Association Pass-Thru, Pool MA2621	3.50%		04/01/2046	14,836,031
531,957	Government National Mortgage Association, Pool 752494SF	5.50%		09/20/2039	585,136
271,875	Government National Mortgage Association, Series 2003-67-SP	6.36%	#I/FI/O	08/20/2033	66,907
219,151	Government National Mortgage Association, Series 2008-82-SM	5.31%	#I/FI/O	09/20/2038	34,494
2,920,487	Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	3,161,674
3,236,498	Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	3,479,481
3,438,985	Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	3,655,288
4,163,246	Government National Mortgage Association, Series 2009-75-HZ	5.00%		09/20/2039	4,495,056
10,614,089	Government National Mortgage Association, Series 2010-113-SM	5.31%	#I/F I/O	09/20/2040	1,696,678
120,559	Government National Mortgage Association, Series 2010-25-ZB	4.50%		02/16/2040	129,798
6,294,099	Government National Mortgage Association, Series 2011-45-GZ	4.50%		03/20/2041	6,630,043
8,390,271	Government National Mortgage Association, Series 2011-70-WS	8.22%	#I/F	12/20/2040	9,008,173
12,850,275	Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	13,635,455
21,208,402	Government National Mortgage Association, Series 2013-117-MS	5.41%	#I/FI/O	02/20/2043	3,365,612
9,367,248	Government National Mortgage Association, Series 2013-122-SB	5.39%	#I/FI/O	08/16/2043	1,528,656
44,919,266	Government National Mortgage Association, Series 2013-169-SE	5.34%	#I/FI/O	11/16/2043	8,375,449
14,934,509	Government National Mortgage Association, Series 2014-102-TS	4.86%	#I/FI/O	07/20/2044	2,209,499
12,008,494	Government National Mortgage Association, Series 2014-118-PS	5.46%	#I/FI/O	08/20/2044	1,835,502
10,507,433	Government National Mortgage Association, Series 2014-118-SA	5.46%	#I/FI/O	08/20/2044	1,665,245

Total US Government / Agency Mortgage Backed Obligations (Cost $1,331,351,837)					1,327,551,774

Affiliated Mutual Funds - 5.0%
21,724,541	DoubleLine Global Bond Fund (Class I)				213,769,483
12,672,193	DoubleLine Infrastructure Income Fund (Class I)				126,088,320
5,000,000	DoubleLine Long Duration Total Return Bond Fund (Class I)				48,500,000

Total Affiliated Mutual Funds (Cost $404,200,000)					388,357,803

Exchange Traded Funds and Common Stocks - 0.0%
3,498	SandRidge Energy, Inc.				82,367
67,897	Pacific Rubiales Energy Corporation				2,969,922

Total Exchange Traded Funds and Common Stocks (Cost $11,979,124)					3,052,289

Short Term Investments - 2.8%
71,380,360	BlackRock Liquidity Funds FedFund - Institutional Shares	0.41%	t		71,380,360
71,380,360	Fidelity Institutional Money Market Government Portfolio - Class I	0.39%	t		71,380,360
71,222,494	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.44%	t		71,222,494

Total Short Term Investments (Cost $213,983,214)					213,983,214

Total Investments - 97.2% (Cost $7,604,317,948)					7,501,388,131
Other Assets in Excess of Liabilities - 2.8%					212,175,028

NET ASSETS - 100.0%					$7,713,563,159

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2016, the value of these securities amounted to $1,180,184,658 or 15.3% of net assets.
#	Variable rate security. Rate disclosed as of December 31, 2016.
†	Perpetual Maturity
I/O	Interest only security
I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates
Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
t	Seven-day yield as of December 31, 2016
¥	Illiquid security. At December 31, 2016, the value of these securities amounted to $57,013,475 or 0.7% of net assets.
~	Represents less than 0.05% of net assets
PIK	A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows+:

Tax Cost of Investments	$7,612,495,247

Gross Tax Unrealized Appreciation	29,048,024
Gross Tax Unrealized Depreciation	(140,155,140)

Net Tax Unrealized Appreciation (Depreciation)	$(111,107,116)

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	25.7%
US Government / Agency Mortgage Backed Obligations	17.2%
US Corporate Bonds	13.1%
Foreign Corporate Bonds	8.8%
Non-Agency Residential Collateralized Mortgage Obligations	7.6%
Non-Agency Commercial Mortgage Backed Obligations	7.2%
Affiliated Mutual Funds	5.0%
Collateralized Loan Obligations	3.6%
Short Term Investments	2.8%
Bank Loans	2.4%
Asset Backed Obligations	1.8%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	1.5%
Municipal Bonds	0.5%
Convertible Bonds	0.0%	~
Exchange Traded Funds and Common Stocks	0.0%	~
Other Assets and Liabilities	2.8%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	25.7%
US Government / Agency Mortgage Backed Obligations	17.2%
Non-Agency Residential Collateralized Mortgage Obligations	7.6%
Non-Agency Commercial Mortgage Backed Obligations	7.2%
Banking	6.0%
Affiliated Mutual Funds	5.0%
Collateralized Loan Obligations	3.6%
Short Term Investments	2.8%
Asset Backed Obligations	1.8%
Oil & Gas	1.7%
Utilities	1.6%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	1.5%
Telecommunications	1.5%
Healthcare	1.4%
Technology	1.2%
Transportation	1.1%
Pharmaceuticals	1.1%
Media	0.7%
Finance	0.7%
Automotive	0.7%
Beverage and Tobacco	0.7%
Food Products	0.6%
Electronics/Electric	0.5%
Retailers (other than Food/Drug)	0.5%
Municipal Bonds	0.5%
Financial Intermediaries	0.4%
Chemicals/Plastics	0.4%
Consumer Products	0.3%
Insurance	0.3%
Containers and Glass Products	0.3%
Real Estate	0.3%
Food/Drug Retailers	0.3%
Pulp & Paper	0.3%
Energy	0.3%
Aerospace & Defense	0.2%
Health Care Providers & Services	0.2%
Industrial Equipment	0.2%
Leisure	0.2%
Building and Development (including Steel/Metals)	0.1%
Hotels/Motels/Inns and Casinos	0.1%
Business Equipment and Services	0.1%
Environmental Control	0.1%
Biotechnology	0.1%
Cosmetics/Toiletries	0.1%
Conglomerates	0.0%	~
Construction	0.0%	~
Mining	0.0%	~
Other Assets and Liabilities	2.8%

	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	86.8%
Mexico	1.5%
Colombia	0.8%
Canada	0.7%
United Kingdom	0.5%
Panama	0.5%
Costa Rica	0.5%
Singapore	0.5%
India	0.5%
Chile	0.4%
Brazil	0.4%
Dominican Republic	0.4%
Guatemala	0.4%
Israel	0.3%
Peru	0.3%
Malaysia	0.3%
Australia	0.3%
China	0.3%
Japan	0.2%
Netherlands	0.2%
Qatar	0.2%
Hungary	0.2%
Poland	0.2%
Indonesia	0.1%
Ireland	0.1%
Paraguay	0.1%
France	0.1%
Trinidad & Tobago	0.1%
Jamaica	0.1%
Luxembourg	0.1%
Hong Kong	0.1%
El Salvador	0.0%	~
Barbados	0.0%	~
Other Assets and Liabilities	2.8%

	100.0%

DoubleLine Emerging Markets Fixed Income Fund

Schedule of Investments

December 31, 2016 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds - 77.2%
Brazil - 5.5%
5,000,000	Banco do Brasil S.A.	9.00%	#^†	06/18/2024	4,725,000
1,300,000	BR Malls International Finance Ltd.	8.50%	†	04/21/2049	1,287,000
4,500,000	CIMPOR Financial Operations B.V.	5.75%	^	07/17/2024	3,769,200
2,200,000	CIMPOR Financial Operations B.V.	5.75%		07/17/2024	1,842,720
7,631,000	Cosan Overseas Ltd.	8.25%	†	11/29/2049	7,646,262
1,500,000	Eldorado International Finance GMBH	8.63%	^	06/16/2021	1,297,500
2,000,000	Globo Communicacao e Participacoes S.A.	5.31%	#	05/11/2022	2,010,000
4,000,000	Magnesita Finance Ltd.	8.63%	†	04/05/2017	3,790,000
3,600,000	Marfrig Holdings Europe B.V.	8.00%	^	06/08/2023	3,735,360
7,600,000	Minerva Luxembourg S.A.	8.75%	#^†	04/03/2019	7,837,500
4,100,000	Minerva Luxembourg S.A.	8.75%	#†	04/03/2019	4,228,125
11,000,000	OAS Financial Ltd.	8.88%	#^†Ω	04/25/2018	594,000
4,900,000	Odebrecht Finance Ltd.	7.13%		06/26/2042	2,903,250
3,500,000	Odebrecht Finance Ltd.	7.50%	†	09/29/2049	2,135,000

					47,800,917

Chile - 6.3%
6,143,000	Celulosa Arauco y Constitucion S.A.	7.25%		07/29/2019	6,803,717
6,700,000	Cencosud S.A.	5.15%		02/12/2025	6,775,087
3,500,000	Colbun S.A.	6.00%		01/21/2020	3,784,028
8,200,000	CorpGroup Banking S.A.	6.75%	^	03/15/2023	7,821,816
4,000,000	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	3,806,836
4,000,000	Empresa Electrica Guacolda S.A.	4.56%	^	04/30/2025	3,649,708
320,000	Empresa Electrica Guacolda S.A.	4.56%		04/30/2025	291,977
17,490,575	Guanay Finance Ltd.	6.00%		12/15/2020	17,752,933
2,810,000	SUAM Finance B.V.	4.88%		04/17/2024	2,852,150
1,300,000	VTR Finance B.V.	6.88%		01/15/2024	1,345,500

					54,883,752

China - 3.7%
15,000,000	CNOOC Finance Ltd.	2.63%		05/05/2020	14,954,910
2,000,000	CNOOC Finance Ltd.	4.25%		01/26/2021	2,085,694
1,500,000	Sinopec Group Overseas Development Ltd.	2.50%		04/28/2020	1,490,226
4,000,000	Sinopec Group Overseas Development Ltd.	2.75%		05/03/2021	3,955,008
10,000,000	Sinopec Group Overseas Development Ltd.	2.00%	^	09/29/2021	9,549,250

					32,035,088

Colombia - 5.8%
5,100,000	Avianca Holdings S.A.	8.38%	^	05/10/2020	5,202,000
8,500,000	Avianca Holdings S.A.	8.38%		05/10/2020	8,670,000
200,000	Banco de Bogota S.A.	6.25%	^	05/12/2026	204,500
3,000,000	Banco GNB Sudameris S.A.	7.50%		07/30/2022	3,180,000
5,000,000	Bancolombia S.A.	6.13%		07/26/2020	5,337,500
7,000,000	Empresa de Energia de Bogota S.A.	6.13%		11/10/2021	7,227,500
2,000,000	Empresas Publicas de Medellin E.S.P.	7.63%		07/29/2019	2,240,000
4,000,000	Grupo Aval Ltd.	4.75%		09/26/2022	3,956,000
4,609,000	GrupoSura Finance S.A.	5.50%		04/29/2026	4,725,377
9,500,000	Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	9,832,500

					50,575,377

Costa Rica - 4.5%
12,163,000	Banco de Costa Rica	5.25%		08/12/2018	12,329,633
3,405,000	Banco Nacional de Costa Rica	4.88%		11/01/2018	3,441,433
11,970,000	Banco Nacional de Costa Rica	5.88%	^	04/25/2021	12,089,700
1,400,000	Banco Nacional de Costa Rica	5.88%		04/25/2021	1,419,250
3,600,000	Instituto Costarricense de Electricidad	6.95%	^	11/10/2021	3,766,428
5,900,000	Instituto Costarricense de Electricidad	6.95%		11/10/2021	6,172,757

					39,219,201

Dominican Republic - 1.9%
7,500,000	AES Andres B.V.	7.95%	^	05/11/2026	7,766,025
1,800,000	Banco de Reservas de la Republica Dominicana	7.00%	^	02/01/2023	1,809,342
7,098,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	7,134,839

					16,710,206

El Salvador - 0.8%
7,200,000	AES El Salvador Trust	6.75%		03/28/2023	6,678,000

					6,678,000

Guatemala - 3.0%
6,000,000	Agromercantil Senior Trust	6.25%	^	04/10/2019	6,183,240
5,000,000	Agromercantil Senior Trust	6.25%		04/10/2019	5,152,700
2,500,000	Bantrab Senior Trust	9.00%		11/14/2020	2,181,750
1,730,000	Cementos Progreso Trust	7.13%		11/06/2023	1,823,247
5,900,000	Industrial Senior Trust	5.50%	^	11/01/2022	5,689,606
5,000,000	Industrial Senior Trust	5.50%		11/01/2022	4,821,700

					25,852,243

India - 5.4%
12,000,000	Adani Ports & Special Economic Zone Ltd.	3.50%		07/29/2020	11,947,524
1,753,000	Bharat Petroleum Corporation Ltd.	4.63%		10/25/2022	1,837,985
3,355,000	Export-Import Bank of India	2.75%		04/01/2020	3,324,946
3,645,000	Export-Import Bank of India	2.75%		08/12/2020	3,608,073
4,500,000	Export-Import Bank of India	3.13%		07/20/2021	4,482,301
1,000,000	Indian Oil Corporation, Ltd.	5.63%		08/02/2021	1,089,104
2,800,000	ONGC Videsh Ltd.	3.75%		07/27/2026	2,666,068
10,964,000	Reliance Holdings, Inc.	4.50%		10/19/2020	11,566,033
5,600,000	Reliance Holdings, Inc.	5.40%		02/14/2022	6,055,146
500,000	Reliance Industries Ltd.	8.25%		01/15/2027	636,639

					47,213,819

Israel - 3.8%
13,000,000	Delek & Avner Tamar Bond Ltd.	4.44%	^	12/30/2020	13,260,000
1,000,000	Delek & Avner Tamar Bond Ltd.	5.08%	^	12/30/2023	1,027,500
4,000,000	Delek & Avner Tamar Bond Ltd.	5.41%	^	12/30/2025	4,050,000
8,200,000	Israel Electric Corporation Ltd.	5.63%		06/21/2018	8,551,780
5,860,000	Israel Electric Corporation Ltd.	5.00%	^	11/12/2024	6,112,390

					33,001,670

Jamaica - 1.8%
500,000	Digicel Ltd.	7.00%		02/15/2020	473,320
7,500,000	Digicel Ltd.	7.13%	^	04/01/2022	5,854,650
12,000,000	Digicel Ltd.	7.13%		04/01/2022	9,367,440

					15,695,410

Malaysia - 2.7%
6,600,000	Axiata SPV2 BHD	3.47%		11/19/2020	6,657,209
4,000,000	Malayan Banking BHD	3.25%	#	09/20/2022	4,018,660
12,750,000	Petronas Global Sukuk Ltd.	2.71%		03/18/2020	12,749,974

					23,425,843

Mexico - 13.0%
1,000,000	Banco Mercantil del Norte S.A.	5.75%	#^	10/04/2031	931,250
3,000,000	Banco Mercantil del Norte S.A.	5.75%	#	10/04/2031	2,793,750
7,800,000	Banco Nacional de Comercio Exterior S.N.C.	3.80%	#	08/11/2026	7,322,250
3,000,000	Banco Santander	4.13%		11/09/2022	3,000,000
9,500,000	Banco Santander	5.95%	#	01/30/2024	9,713,750
9,000,000	BBVA Bancomer S.A.	6.01%	#	05/17/2022	9,022,500
1,600,000	BBVA Bancomer S.A.	5.35%	#^	11/12/2029	1,480,000
6,850,000	BBVA Bancomer S.A.	5.35%	#	11/12/2029	6,336,250
12,000,000	Comision Federal de Electricidad	4.75%		02/23/2027	11,550,000
9,800,000	Credito Real S.A.B. de C.V.	7.25%	^	07/20/2023	10,020,500
4,768,559	Fermaca Enterprises S. de R.L. de C.V.	6.38%		03/30/2038	4,720,874
1,000,000	Grupo Cementos de Chihuahua S.A.B de C.V.	8.13%		02/08/2020	1,040,000
8,407,000	Grupo Elektra S.A.B. de C.V.	7.25%		08/06/2018	8,474,256
8,500,000	Grupo Idesa S.A. de C.V.	7.88%	^	12/18/2020	7,735,000
7,104,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	6,464,640
1,500,000	Grupo Posadas S.A.B. de C.V.	7.88%	^	06/30/2022	1,488,750
5,000,000	Petroleos Mexicanos	5.50%		02/04/2019	5,191,950
957,000	Petroleos Mexicanos	6.63%	†	09/29/2049	904,365
2,000,000	Sixsigma Networks Mexico S.A. de C.V.	8.25%	^	11/07/2021	1,890,000
1,000,000	Tenedora Nemak S.A. de C.V.	5.50%		02/28/2023	997,500
6,834,000	TV Azteca S.A.B. de C.V.	7.50%		05/25/2018	6,116,430
7,200,000	TV Azteca S.A.B. de C.V.	7.63%		09/18/2020	5,742,000

					112,936,015

Panama - 6.1%
14,100,000	Aeropuerto Internacional de Tocumen S.A.	5.75%		10/09/2023	14,769,750
6,050,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%		05/07/2020	6,101,425
13,803,293	ENA Norte Trust	4.95%		04/25/2023	14,355,425
7,000,000	Global Bank Corporation	5.13%	^	10/30/2019	7,157,500
10,000,000	Global Bank Corporation	5.13%		10/30/2019	10,225,000

					52,609,100

Paraguay - 1.9%
8,340,000	Banco Regional SAECA	8.13%		01/24/2019	8,850,825
400,000	Telefonica Celular del Paraguay S.A.	6.75%	^	12/13/2022	409,000
7,150,000	Telefonica Celular del Paraguay S.A.	6.75%		12/13/2022	7,310,875

					16,570,700

Peru - 6.4%
8,981,100	Abengoa Transmision Sur S.A.	6.88%	^	04/30/2043	9,250,533
8,033,095	Abengoa Transmision Sur S.A.	6.88%		04/30/2043	8,274,088
3,900,000	Ajecorp B.V.	6.50%		05/14/2022	2,008,500
190,000	Banco International del Peru S.A.A.	6.63%	#	03/19/2029	201,400
2,100,000	Banco International del Peru S.A.A.	8.50%	#	04/23/2070	2,295,300
5,818,000	Camposol S.A.	10.50%	^	07/15/2021	5,599,825
2,450,000	Corporacion Azucarera del Peru S.A.	6.38%		08/02/2022	2,425,500
2,900,000	Inkia Energy Ltd.	8.38%	^	04/04/2021	3,016,000
1,900,000	Inkia Energy Ltd.	8.38%		04/04/2021	1,976,000
19,000,000	Peru Enhanced Pass-Through Finance Ltd.	0.00%		06/02/2025	15,281,510
4,100,000	Pesquera Exalmar S.A.A.	7.38%	^	01/31/2020	3,085,250
2,730,000	Pesquera Exalmar S.A.A.	7.38%		01/31/2020	2,054,325

					55,468,231

Singapore - 4.1%
7,629,000	DBS Group Holdings Ltd.	3.60%	#†	12/29/2049	7,365,960
13,000,000	Oversea-Chinese Banking Corporation	4.00%	#	10/15/2024	13,358,215
6,000,000	United Overseas Bank Ltd.	3.75%	#	09/19/2024	6,120,000
9,000,000	United Overseas Bank Ltd.	3.50%	#	09/16/2026	8,920,818

					35,764,993

South Korea - 0.2%
305,000	GS Caltex Corporation	3.25%		10/01/2018	310,066
1,500,000	Kia Motors Corporation	2.63%		04/21/2021	1,486,112

					1,796,178

Trinidad & Tobago - 0.3%
3,000,000	National Gas Company of Trinidad and Tobago Ltd.	6.05%		01/15/2036	3,045,000

					3,045,000

Total Foreign Corporate Bonds (Cost $698,421,872)					671,281,743

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 17.7%
Colombia - 0.5%
4,200,000	Colombia Government International Bond	4.50%		01/28/2026	4,341,750

					4,341,750

Costa Rica - 2.1%
15,808,000	Costa Rica Government International Bond	10.00%		08/01/2020	18,689,482

					18,689,482

Dominican Republic - 2.9%
7,066,423	Dominican Republic International Bond	9.04%		01/23/2018	7,325,055
15,000,000	Dominican Republic International Bond	7.50%		05/06/2021	16,320,600
1,400,000	Dominican Republic International Bond	6.85%		01/27/2045	1,329,608

					24,975,263

Guatemala - 0.6%
5,285,000	Guatemala Government Bond	4.88%		02/13/2028	5,126,714

					5,126,714

Hungary - 2.2%
3,000,000	Hungary Government International Bond	4.00%		03/25/2019	3,110,400
15,000,000	Hungary Government International Bond	6.25%		01/29/2020	16,441,635

					19,552,035

Indonesia - 2.4%
14,000,000	Indonesia Government International Bond	5.88%		03/13/2020	15,311,422
5,500,000	Indonesia Government International Bond	4.35%	^	01/08/2027	5,525,421

					20,836,843

Mexico - 1.2%
8,000,000	Mexico Government International Bond	4.13%		01/21/2026	7,956,000
2,600,000	Mexico Government International Bond	4.75%		03/08/2044	2,369,900

					10,325,900

Panama - 2.0%
7,900,000	Panama Government International Bond	5.20%		01/30/2020	8,504,350
5,000,000	Panama Government International Bond	3.88%		03/17/2028	4,900,000
4,000,000	Panama Government International Bond	4.30%		04/29/2053	3,600,000

					17,004,350

Poland - 1.1%
6,000,000	Republic of Poland Government International Bond	5.13%		04/21/2021	6,554,040
3,000,000	Republic of Poland Government International Bond	3.25%		04/06/2026	2,886,042

					9,440,082

Qatar - 2.7%
23,500,000	Qatar Government International Bond	2.38%		06/02/2021	23,037,919

					23,037,919

Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $155,340,090)					153,330,338

Exchange Traded Funds and Common Stocks - 0.6%
114,249	Pacific Rubiales Energy Corporation	0.00%			4,997,452

Total Exchange Traded Funds and Common Stocks (Cost $20,010,064)					4,997,452

Short Term Investments - 2.9%
8,455,876	BlackRock Liquidity Funds FedFund - Institutional Shares	0.41%	t		8,455,876
8,455,877	Fidelity Institutional Money Market Government Portfolio - Class I	0.39%	t		8,455,877
8,455,877	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.44%	t		8,455,877

Total Short Term Investments (Cost $25,367,630)					25,367,630

Total Investments - 98.4% (Cost $899,139,656)					854,977,163
Other Assets in Excess of Liabilities - 1.6%					13,847,983

NET ASSETS - 100.0%					$868,825,146

#	Variable rate security. Rate disclosed as of December 31, 2016.
^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2016, the value of these securities amounted to $173,583,744 or 20.0% of net assets.
†	Perpetual Maturity
t	Seven-day yield as of December 31, 2016
Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows+:

Tax Cost of Investments	$899,887,518

Gross Tax Unrealized Appreciation	4,970,943
Gross Tax Unrealized Depreciation	(49,881,298)

Net Tax Unrealized Appreciation (Depreciation)	$(44,910,355)

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

INVESTMENT BREAKDOWN as a % of Net Assets:

Banking	23.1%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	17.7%
Oil & Gas	11.8%
Transportation	11.3%
Utilities	11.0%
Consumer Products	4.2%
Telecommunications	3.7%
Finance	3.5%
Short Term Investments	2.9%
Retailers (other than Food/Drug)	1.8%
Chemicals/Plastics	1.7%
Media	1.6%
Building and Development (including Steel/Metals)	1.3%
Pulp & Paper	1.0%
Construction	0.7%
Automotive	0.3%
Beverage and Tobacco	0.2%
Technology	0.2%
Hotels/Motels/Inns and Casinos	0.2%
Real Estate	0.2%
Other Assets and Liabilities	1.6%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

Mexico	14.2%
Panama	8.1%
Colombia	6.9%
Costa Rica	6.6%
Peru	6.4%
Chile	6.3%
Brazil	5.5%
India	5.4%
Dominican Republic	4.8%
Singapore	4.1%
Israel	3.8%
China	3.7%
Guatemala	3.6%
United States	2.9%
Malaysia	2.7%
Qatar	2.7%
Indonesia	2.4%
Hungary	2.2%
Paraguay	1.9%
Jamaica	1.8%
Poland	1.1%
El Salvador	0.8%
Trinidad & Tobago	0.3%
South Korea	0.2%
Other Assets and Liabilities	1.6%

100.0%

DoubleLine Multi-Asset Growth Fund (Consolidated)

Schedule of Investments

December 31, 2016 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 1.7%
200,650	AVANT Loans Funding Trust, Series 2015-A-A	4.00%	^	08/16/2021	201,354
812,859	AVANT Loans Funding Trust, Series 2015-A-B	6.00%	^	08/16/2021	819,759
33,875	Citi Held For Asset Issuance, Series 2015-PM1-A	1.85%	^	12/15/2021	33,870
1,000,000	Citi Held For Asset Issuance, Series 2015-PM1-B	2.93%	^	12/15/2021	995,993
500,000	Citi Held For Asset Issuance, Series 2015-PM1-C	5.01%	^	12/15/2021	490,721
205,961	MarketPlace Loan Trust, Series 2015-CB1-A	4.00%	^	07/15/2021	206,085

Total Asset Backed Obligations (Cost $2,753,124)					2,747,782

Collateralized Loan Obligations - 3.7%
1,000,000	Brookside Mill Ltd., Series 2013-1A-E	5.28%	#^	04/17/2025	837,743
1,000,000	Brookside Mill Ltd., Series 2013-1A-SUB	6.81%	^@	04/17/2025	468,424
1,000,000	Cent Ltd., Series 2013-18A-D	4.33%	#^	07/23/2025	980,430
1,000,000	Cent Ltd., Series 2013-18A-E	5.48%	#^	07/23/2025	917,014
1,000,000	Cent Ltd., Series 2013-18A-SUB	7.58%	#^@	07/23/2025	565,876
500,000	Cent Ltd., Series 2014-22A-C	4.63%	#	11/07/2026	486,284
500,000	Madison Park Funding Ltd., Series 2014-13A-D	4.23%	#^	01/19/2025	494,809
500,000	Octagon Investment Partners Ltd., Series 2014-1A-C	4.55%	#^	11/14/2026	491,397
500,000	Octagon Investment Partners Ltd., Series 2014-1A-D	7.50%	#^	11/14/2026	498,789

Total Collateralized Loan Obligations (Cost $6,619,305)					5,740,766

Municipal Bonds - 1.1%
2,500,000	Commonwealth of Puerto Rico General Obligation	8.00%	Ω	07/01/2035	1,687,500

Total Municipal Bonds (Cost $2,249,008)					1,687,500

Non-Agency Residential Collateralized Mortgage Obligations - 6.5%
238,051	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	4.23%	#	03/25/2036	190,560
450,243	Banc of America Alternative Loan Trust, Series 2006-7-A4	6.00%	#	10/25/2036	278,170
42,631	BCAP LLC Trust, Series 2007-AA2-2A5	6.00%		04/25/2037	37,562
2,798,829	BCAP LLC Trust, Series 2009-RR4-1A2	2.79%	#^	06/26/2037	1,339,800
256,752	ChaseFlex Trust, Series 2007-M1-2F4	4.31%	#	08/25/2037	213,808
56,648	Citicorp Mortgage Securities, Inc., Series 2007-2-3A1	5.50%		02/25/2037	56,508
181,761	Citigroup Mortgage Loan Trust, Inc., Series 2009-7-2A2	5.50%	^	10/25/2021	189,229
269,570	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A11	6.00%		06/25/2037	235,416
101,028	Countrywide Alternative Loan Trust, Series 2006-32CB-A16	5.50%		11/25/2036	85,258
746,053	Countrywide Alternative Loan Trust, Series 2006-J1-2A1	7.00%		02/25/2036	285,548
22,129	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10	26.42%	#I/F	08/25/2037	32,196
14,813	Countrywide Alternative Loan Trust, Series 2007-21CB-2A2	25.38%	#I/F	09/25/2037	20,050
234,145	Countrywide Home Loans, Series 2007-10-A5	6.00%		07/25/2037	195,657
12,566	Countrywide Home Loans, Series 2007-4-1A5	6.50%		05/25/2037	11,052
150,686	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-1A3	5.25%		09/25/2035	135,789
45,878	Credit Suisse Mortgage Capital Certificates, Series 2006-9-4A1	6.00%		11/25/2036	37,327
278,835	Credit Suisse Mortgage Capital Certificates, Series 2010-7R-4A17	6.00%	#^	04/26/2037	270,322
143,220	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1	11.14%	#^I/F	04/15/2036	156,740
302,331	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4	11.14%	#^I/F	04/15/2036	308,695
57,526	First Horizon Alternative Mortgage Securities, Series 2007-FA2-1A3	6.00%		04/25/2037	42,676
1,523,617	GreenPoint Mortgage Funding Trust, Series 2005-AR3-2A1	1.02%	#	08/25/2045	983,827
1,000,000	GSAA Home Equity Trust, Series 2006-15-AF3B	5.93%	#	09/25/2036	171,105
127,958	GSR Mortgage Loan Trust, Series 2006-2F-2A20	10.48%	#I/F	02/25/2036	128,839
33,935	JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	31,053
506,992	JP Morgan Alternative Loan Trust, Series 2006-S1-1A3	5.50%		03/25/2036	429,329
162,519	JP Morgan Mortgage Acquisition Corporation, Series 2006-CH2-AF3	5.46%	#	10/25/2036	124,765
263,817	Lavender Trust, Series 2010-R12A-A3	6.00%	^	06/26/2037	263,724
84,804	Lehman Mortgage Trust, Series 2006-4-1A3	4.64%	#I/FI/O	08/25/2036	14,776
5,300	Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	4,769
45,090	Lehman Mortgage Trust, Series 2007-5-11A1	5.36%	#	06/25/2037	32,701
211,410	Lehman XS Trust, Series 2005-1-3A3A	5.11%	#	07/25/2035	196,071
323,322	MASTR Resecuritization Trust, Series 2008-4-A1	6.00%	#^	06/27/2036	276,692
1,870,208	Morgan Stanley Mortgage Loan Trust, Series 2006-8AR-1A4	1.01%	#	06/25/2036	984,699
310,974	Morgan Stanley Mortgage Loan Trust, Series 2007-13-6A1	6.00%		10/25/2037	263,343
233,460	Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	204,433
4,155	Residential Accredit Loans, Inc., Series 2006-QS13-1A8	6.00%		09/25/2036	3,398
235,457	Residential Accredit Loans, Inc., Series 2006-QS2-1A4	5.50%		02/25/2036	204,379
48,071	Residential Accredit Loans, Inc., Series 2006-QS7-A4	1.16%	#	06/25/2036	31,099
144,213	Residential Accredit Loans, Inc., Series 2006-QS7-A5	4.84%	#I/FI/O	06/25/2036	22,549
88,206	Residential Accredit Loans, Inc., Series 2006-QS8-A4	1.21%	#	08/25/2036	57,672
264,618	Residential Accredit Loans, Inc., Series 2006-QS8-A5	4.79%	#I/FI/O	08/25/2036	39,794
296,271	Residential Asset Mortgage Products, Inc., Series 2004-RS2-MII1	1.63%	#	02/25/2034	287,058
23,326	Residential Asset Securitization Trust, Series 2005-A12-A12	5.50%		11/25/2035	21,197
585,102	Residential Asset Securitization Trust, Series 2006-A16-1A3	6.00%		02/25/2037	460,170
469,364	Residential Asset Securitization Trust, Series 2007-A1-A8	6.00%		03/25/2037	315,873
372,705	Residential Asset Securitization Trust, Series 2007-A5-2A5	6.00%		05/25/2037	330,213
306,685	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A6	4.57%	#	10/25/2036	202,466

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $10,468,307)					10,208,357

US Government / Agency Mortgage Backed Obligations - 3.2%
66,491	Federal Home Loan Mortgage Corporation, Series 3261-SA	5.73%	#I/FI/O	01/15/2037	12,366
42,256	Federal Home Loan Mortgage Corporation, Series 3317-DS	13.24%	#I/F	05/15/2037	52,964
136,434	Federal Home Loan Mortgage Corporation, Series 3355-BI	5.35%	#I/FI/O	08/15/2037	21,958
114,188	Federal Home Loan Mortgage Corporation, Series 3384-S	5.69%	#I/FI/O	11/15/2037	16,550
180,120	Federal Home Loan Mortgage Corporation, Series 3384-SG	5.61%	#I/FI/O	08/15/2036	26,686
123,189	Federal Home Loan Mortgage Corporation, Series 3417-SX	5.48%	#I/FI/O	02/15/2038	15,611
152,370	Federal Home Loan Mortgage Corporation, Series 3423-GS	4.95%	#I/FI/O	03/15/2038	18,114
1,505,658	Federal Home Loan Mortgage Corporation, Series 3423-TG	0.35%	#I/FI/O	03/15/2038	12,619
173,264	Federal Home Loan Mortgage Corporation, Series 3500-SA	4.82%	#I/FI/O	01/15/2039	18,737
281,377	Federal Home Loan Mortgage Corporation, Series 3523-SM	5.30%	#I/FI/O	04/15/2039	44,823
46,171	Federal Home Loan Mortgage Corporation, Series 3562-WS	4.25%	#I/FI/O	08/15/2039	4,710
273,338	Federal Home Loan Mortgage Corporation, Series 3728-SV	3.75%	#I/FI/O	09/15/2040	26,545
238,853	Federal Home Loan Mortgage Corporation, Series 3758-S	5.33%	#I/FI/O	11/15/2040	41,434
79,255	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	83,099
277,364	Federal Home Loan Mortgage Corporation, Series 3815-ST	5.15%	#I/FI/O	02/15/2041	38,614
102,463	Federal Home Loan Mortgage Corporation, Series 3900-SB	5.27%	#I/FI/O	07/15/2041	13,321
427,525	Federal Home Loan Mortgage Corporation, Series 3923-CZ	5.00%		09/15/2041	479,709
120,876	Federal National Mortgage Association, Series 2006-101-SA	5.82%	#I/FI/O	10/25/2036	20,986
63,888	Federal National Mortgage Association, Series 2006-123-LI	5.56%	#I/FI/O	01/25/2037	11,608
434,607	Federal National Mortgage Association, Series 2007-39-AI	5.36%	#I/FI/O	05/25/2037	75,491
205,456	Federal National Mortgage Association, Series 2007-57-SX	5.86%	#I/FI/O	10/25/2036	38,565
13,431	Federal National Mortgage Association, Series 2009-49-S	5.99%	#I/FI/O	07/25/2039	2,580
347,604	Federal National Mortgage Association, Series 2009-86-CI	5.04%	#I/FI/O	09/25/2036	45,885
127,580	Federal National Mortgage Association, Series 2009-90-IA	4.99%	#I/FI/O	03/25/2037	16,965
124,470	Federal National Mortgage Association, Series 2009-90-IB	4.96%	#I/FI/O	04/25/2037	17,292
335,088	Federal National Mortgage Association, Series 2010-39-SL	4.91%	#I/FI/O	05/25/2040	47,569
169,804	Federal National Mortgage Association, Series 2011-5-PS	5.64%	#I/FI/O	11/25/2040	24,171
361,451	Federal National Mortgage Association, Series 2012-30-DZ	4.00%		04/25/2042	380,669
1,113,341	Federal National Mortgage Association, Series 2013-53-ZC	3.00%		06/25/2043	1,003,687
703,694	Federal National Mortgage Association, Series 2013-55-KS	4.87%	#I/F	06/25/2043	642,709
1,039,731	Federal National Mortgage Association, Series 2013-55-VZ	3.00%		06/25/2043	962,630
33,093	Government National Mortgage Association, Series 2009-6-SM	5.21%	#I/FI/O	02/20/2038	5,148
524,508	Government National Mortgage Association, Series 2011-45-GZ	4.50%		03/20/2041	552,504
250,000	Government National Mortgage Association, Series 2011-7-LS	8.40%	#I/F	12/20/2040	272,278

Total US Government / Agency Mortgage Backed Obligations (Cost $4,865,109)					5,048,597

Real Estate Investment Trusts - 3.1%
240,000	Annaly Capital Management, Inc.				2,392,800
148,747	Chimera Investment Corporation				2,531,674

Total Real Estate Investment Trusts (Cost $4,638,028)					4,924,474

Exchange Traded Funds and Common Stocks - 19.5%
27,000	BlackRock Build America Bond Fund				583,200
45,000	Invesco Municipal Opportunity Trust				573,300
39,000	Invesco Value Municipal Income Trust				570,570
101,500	iShares MSCI Australia Index Fund				2,053,345
230,000	iShares MSCI Emerging Markets Index Fund				8,052,300
55,000	iShares MSCI Hong Kong Index Fund				1,071,400
19,375	iShares MSCI Singapore Capped ETF				386,144
18,000	iShares MSCI Sweden Index Fund				517,140
42,500	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.				304,725
42,000	Nuveen AMT-Free Municipal Credit Income Fund				607,320
45,000	Nuveen AMT-Free Quality Municipal Income Fund				600,300
42,000	Nuveen Municipal Credit Income Fund				593,880
60,000	Nuveen Municipal Value Fund, Inc.				573,600
42,000	Nuveen Quality Municipal Income Fund				586,320
330,000	PowerShares Senior Loan Portfolio ETF Trust				7,708,800
25,600	Stone Harbor Emerging Markets Income Fund				374,784
37,500	Templeton Emerging Markets Income Fund				409,125
130,000	VanEck Vectors Gold Miners ETF				2,719,600
51,343	Western Asset Emerging Markets Debt Fund, Inc.				755,262
130,000	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund				1,448,200

Total Exchange Traded Funds and Common Stocks (Cost $31,443,754)					30,489,315

Affiliated Mutual Funds - 27.6%
578,000	DoubleLine Core Fixed Income Fund (Class I)				6,236,617
199,203	DoubleLine Flexible Income Fund (Class I)				1,942,231
675,944	DoubleLine Low Duration Bond Fund (Class I)				6,766,203
2,663,622	DoubleLine Total Return Bond Fund (Class I)				28,287,665

Total Affiliated Mutual Funds (Cost $45,097,852)					43,232,716

Short Term Investments - 28.9%
13,168,941	BlackRock Liquidity Funds FedFund - Institutional Shares	0.41%	t		13,168,941
1,571,059	Dreyfus Government Cash Management - Institutional Shares	0.45%	t		1,571,059
11,584,696	Fidelity Institutional Money Market Government Portfolio - Class I	0.39%	t		11,584,696
13,901,579	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.44%	t‡		13,901,579
5,000,000	United States Treasury Bills	0.00%		03/16/2017	4,995,050

Total Short Term Investments (Cost $45,221,866)					45,221,325

Total Investments - 95.3% (Cost $153,356,353)					149,300,832
Other Assets in Excess of Liabilities - 4.7%					7,323,975

NET ASSETS - 100.0%					$156,624,807

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2016, the value of these securities amounted to $11,293,750 or 7.2% of net assets.
#	Variable rate security. Rate disclosed as of December 31, 2016.
I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates
I/O	Interest only security
t	Seven-day yield as of December 31, 2016
@	Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of December 31, 2016.
Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
‡	All or a portion of security has been pledged as collateral in connection with swaps.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows+:

Tax Cost of Investments	$155,664,058

Gross Tax Unrealized Appreciation	3,924,973
Gross Tax Unrealized Depreciation	(10,288,199)

Net Tax Unrealized Appreciation (Depreciation)	$(6,363,226)

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Short Term Investments	28.9%
Affiliated Mutual Funds	27.6%
Exchange Traded Funds and Common Stocks	19.5%
Non-Agency Residential Collateralized Mortgage Obligations	6.5%
Collateralized Loan Obligations	3.7%
US Government / Agency Mortgage Backed Obligations	3.2%
Real Estate Investment Trusts	3.1%
Asset Backed Obligations	1.7%
Municipal Bonds	1.1%
Other Assets and Liabilities	4.7%

100.0%

Futures Contracts - Long
Contracts	Security Description			Expiration Month/Year	Unrealized Appreciation (Depreciation)
23	Gold Future			02/2017	$(87,470)
21	CME Ultra Long Term US Treasury Bond Future			03/2017	7,019
325	E-mini S&P 500 Future			03/2017	(111,183)
42	Nikkei-225 Future			03/2017	140,540
111	mini MSCI Emerging Markets Index Future			03/2017	(129,576)
57	FTSE 100 Index Future			03/2017	82,371

					$(98,299)

Futures Contracts - Short
Contracts	Security Description			Expiration Month/Year	Unrealized Appreciation (Depreciation)
65	Ultra 10 Year US Treasury Note Future			03/2017	$10,825

Total Return Swaps - Long
Reference Entity	Counterparty	Financing Rate	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation)
S&P GSCI Sugar Official Close Index	Morgan Stanley	0.20%	570,000	01/05/2017	$579
S&P GSCI Natural Gas Official Close Index	Morgan Stanley	0.15%	570,000	01/05/2017	(11,699)
S&P GSCI Copper Official Close Index	Morgan Stanley	0.25%	570,000	01/05/2017	5,166
S&P GSCI Aluminum Official Close Index	Morgan Stanley	0.25%	570,000	01/05/2017	4,753
S&P GSCI Cocoa Official Close Index	Morgan Stanley	0.25%	570,000	01/05/2017	(10,276)
S&P GSCI Gold Official Close Index	Morgan Stanley	0.20%	570,000	01/05/2017	(3,156)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	31,300,000	04/28/2017	4,207,931

					$4,193,298

Total Return Swaps - Short
Reference Entity	Counterparty	Financing Rate	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation)
S&P GSCI Brent Crude Official Close Index	Morgan Stanley	0.15%	570,000	01/05/2017	$296
S&P GSCI Wheat Official Close Index	Morgan Stanley	0.25%	570,000	01/05/2017	(4,585)
S&P GSCI Kansas Wheat Official Close Index	Morgan Stanley	0.25%	570,000	01/05/2017	(4,469)
S&P GSCI Coffee Official Close Index	Morgan Stanley	0.20%	570,000	01/05/2017	(6,739)
S&P GSCI Corn Official Close Index	Morgan Stanley	0.25%	570,000	01/05/2017	(3,675)
S&P GSCI Crude Oil Official Close Index	Morgan Stanley	0.15%	570,000	01/05/2017	526
S&P 500 Equal Weight Consumer Discretionary Index	JP Morgan Securities LLC	0.15%	10,497,173	01/19/2017	240,032

					$221,386

¤	Shiller Barclays CAPE® US Sector ER II USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an index that invests primarily in equity securities of companies in the relevant sector. At December 31, 2016, the four sector constituents and their weightings were as follows: Technology 25.5%, Consumer Staples 25.4%, Consumer Discretionary 24.6%, Industrial 24.5%.

Interest Rate Swaps
Fixed Rate	Reference Index	Floating Rate Paid or Received	Maturity Date	Notional Amount	Counterparty	Unrealized Appreciation (Depreciation)
1.80%	US CPI Urban Consumers NSA Index	Received	10/11/2021	2,000,000	JP Morgan Securities LLC	$47,533
1.85%	US CPI Urban Consumers NSA Index	Received	10/18/2021	3,000,000	JP Morgan Securities LLC	63,646
2.00%	US CPI Urban Consumers NSA Index	Received	10/19/2026	5,000,000	Bank of America Merrill Lynch	176,130
1.97%	US CPI Urban Consumers NSA Index	Received	10/20/2026	5,000,000	Bank of America Merrill Lynch	184,426
2.03%	US CPI Urban Consumers NSA Index	Received	10/28/2026	5,000,000	Bank of America Merrill Lynch	158,207
2.04%	US CPI Urban Consumers NSA Index	Received	11/03/2026	5,000,000	Bank of America Merrill Lynch	150,066

						$780,008

Forward Currency Exchange Contracts
Settlement Date	Currency to be Delivered		U.S. Value	Currency to be Received		U.S. Value	Counterparty	Unrealized Appreciation (Depreciation)
01/12/2017	4,284,234	Euro	$4,513,493	4,455,132	United States Dollar	$4,455,132	Goldman Sachs	$(58,361)
01/12/2017	4,615,351	United States Dollar	4,615,351	4,284,234	Euro	4,513,493	Goldman Sachs	(101,858)
01/12/2017	7,598,349	United States Dollar	7,598,349	6,017,903	British Pounds	7,419,597	BNP Paribas	(178,752)

			$16,727,193			$16,388,222		$(338,971)

DoubleLine Low Duration Bond Fund

Schedule of Investments

December 31, 2016 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 7.0%
11,692,148	Access Group, Inc., Series 2007-A-B	1.48%	#	02/25/2037	10,270,628
1,996,211	Access Point Funding LLC, Series 2015-A-A	2.61%	^	04/15/2020	1,999,100
4,121,719	AMPLIT Trust, Series 2015-A-A	5.00%	^	09/15/2021	4,143,729
2,316,705	AVANT Loans Funding Trust, Series 2016-B-A	3.92%	^	08/15/2019	2,328,212
618,077	AVANT Loans Funding Trust, Series 2016-C-A	2.96%	^	09/16/2019	618,736
460,763	Blue Elephant Loan Trust, Series 2015-1-A	3.12%	^	12/15/2022	461,952
599,683	Consumer Credit Origination Loan Trust, Series 2015-1-A	2.82%	^	03/15/2021	600,082
1,701,114	Consumer Installment Loan Trust, Series 2016-LD1-A	3.96%	^	07/15/2022	1,707,017
2,237,500	Eagle Ltd., Series 2014-1A-A1	2.57%	^	12/15/2039	2,219,558
4,306,677	Eaglewood Consumer Loan Trust, Series 2014-1-A	3.50%	^¥	10/15/2019	4,286,341
14,424,097	Earnest Student Loan Program, Series 2016-A-A2	2.50%	^	04/25/2033	14,086,892
6,000,000	Flagship Credit Auto Trust, Series 2016-3-B	2.43%	^	06/15/2021	5,947,552
12,750,000	Flagship Credit Auto Trust, Series 2016-4-B	2.41%	^	10/15/2021	12,608,129
15,000,000	LendingClub Issuance Trust, Series 2016-NP2-A	3.00%	^	01/17/2023	15,037,500
17,750,000	Lendmark Funding Trust, Series 2016-2A-A	3.26%	^	04/21/2025	17,616,396
6,474,576	MarketPlace Loan Trust, Series 2015-AV2-A	4.00%	^	10/15/2021	6,492,588
2,417,953	OneMain Financial Issuance Trust, Series 2014-1A-A	2.43%	^	06/18/2024	2,418,312
10,000,000	OneMain Financial Issuance Trust, Series 2015-1A-A	3.19%	^	03/18/2026	10,081,968
10,000,000	Oportun Funding LLC, Series 2016-C-A	3.28%	^	11/08/2021	9,945,063
16,960,791	Sierra Timeshare Receivables Funding LLC, Series 2016-2A-A	2.33%	^	07/20/2033	16,661,989
1,254,773	Sofi Consumer Loan Program LLC, Series 2016-1-A	3.26%	^	08/25/2025	1,258,132
7,728,395	Sofi Consumer Loan Program LLC, Series 2016-3-A	3.05%	^	12/26/2025	7,711,045
8,621,054	SoFi Consumer Loan Program LLC, Series 2016-2-A	3.09%	^	10/27/2025	8,623,082
3,205,149	SoFi Professional Loan Program, Series 2013-A-A	3.75%	^	12/25/2029	3,279,454
1,125,552	SoFi Professional Loan Program, Series 2014-A-A2	3.02%	^	10/25/2027	1,139,107
4,562,978	SoFi Professional Loan Program, Series 2015-C-A2	2.51%	^	08/25/2033	4,558,711
8,160,688	SoFi Professional Loan Program, Series 2016-A-A2	2.76%	^	12/26/2036	8,209,669
18,825,596	SpringCastle America Funding LLC, Series 2016-AA-A	3.05%	^	04/25/2029	18,937,628
10,000,000	Springfield Funding Trust, Series 2015-AA-A	3.16%	^	11/15/2024	10,081,934
15,810,000	Springleaf Funding Trust, Series 2016-AA-A	2.90%	^	11/15/2029	15,779,060
804,388	Spruce Asset Backed Securities Trust, Series 2016-E1-A	4.32%	^	06/15/2028	791,401
7,000,000	Westlake Automobile Receivables Trust, Series 2016-2A-B	2.30%	^	11/15/2019	7,007,553
10,000,000	Westlake Automobile Receivables Trust, Series 2016-3-C	2.46%	^	01/18/2022	9,925,502

Total Asset Backed Obligations (Cost $237,946,896)					236,834,022

Collateralized Loan Obligations - 19.2%
7,500,000	ALM LLC, Series 2016-19A-A1	2.18%	#^	07/15/2028	7,521,482
2,500,000	ALM LLC, Series 2016-19A-A2	2.83%	#^	07/15/2028	2,505,817
950,000	Anchorage Capital Ltd., Series 2014-4A-A1A	2.34%	#^	07/28/2026	950,714
10,000,000	Apidos Ltd., Series 2013-14A-A	2.03%	#^	04/15/2025	10,001,209
9,975,000	Apidos Ltd., Series 2013-16A-A1	2.33%	#^	01/19/2025	9,998,127
3,710,000	Arbor Realty Ltd., Series 2015-FL2A-C	5.70%	#^	09/15/2025	3,708,894
1,028,278	ARES Ltd., Series 2007-3RA-A2	1.10%	#^	04/16/2021	1,028,929
3,000,000	Avery Point Ltd., Series 2014-1A-A	2.40%	#^	04/25/2026	3,004,286
1,000,000	Birchwood Park Ltd., Series 2014-1A-C2	4.03%	#^	07/15/2026	1,000,900
5,000,000	Bluemountain Ltd., Series 2007-3A-C	1.68%	#^	03/17/2021	5,004,569
5,585,784	BlueMountain Ltd., Series 2006-2A-A2	1.18%	#^	07/15/2018	5,573,618
314,404	BlueMountain Ltd., Series 2007-3A-A1B	1.24%	#^	03/17/2021	314,541
9,500,000	BlueMountain Ltd., Series 2014-3A-A1	2.36%	#^	10/15/2026	9,523,862
15,000,000	BlueMountain Ltd., Series 2015-2A-A1	2.31%	#^	07/18/2027	15,036,010
15,000,000	BlueMountain Ltd., Series 2015-3A-A1	2.36%	#^	10/20/2027	15,032,439
1,077,360	Bridgeport Ltd., Series 2006-1A-A1	1.13%	#^	07/21/2020	1,078,020
20,000,000	Brookside Mill Ltd., Series 2013-1A-A1	2.03%	#^	04/17/2025	19,966,796
2,250,000	Carlyle Global Market Strategies Ltd., Series 2013-2A-D	4.63%	#^	04/18/2025	2,250,766
1,000,000	Carlyle High Yield Partners Ltd., Series 20017-10A-A2B	1.18%	#^	04/19/2022	999,892
11,094,237	Carlyle High Yield Partners Ltd., Series 2007-10A-A1	1.10%	#^	04/19/2022	11,094,122
4,617,794	Carlyle High Yield Partners Ltd., Series 2007-10A-A2A	1.09%	#^	04/19/2022	4,618,062
30,000,000	Catamaran Ltd., Series 2013-1A-A	2.04%	#^	01/27/2025	29,932,823
5,000,000	Catamaran Ltd., Series 2014-1A-A1	2.43%	#^	04/20/2026	5,006,084
1,250,000	Catamaran Ltd., Series 2014-1A-B	3.53%	#^	04/20/2026	1,231,002
5,000,000	Cathedral Lake Ltd., Series 2013-1A-A1R	2.28%	#^	01/15/2026	5,000,934
881,880	Cent Ltd., Series 2007-14A-A1	1.12%	#^	04/15/2021	877,731
8,687,550	Cent Ltd., Series 2007-14A-A2A	1.11%	#^	04/15/2021	8,661,381
1,651,671	Cent Ltd., Series 2012-16A-A1AR	2.14%	#^	08/01/2024	1,651,476
1,353,296	Cornerstone Ltd., Series 2007-1A-A1J	1.28%	#^	07/15/2021	1,354,430
500,000	Dryden Senior Loan Fund, Series 2012-25A-D	4.88%	#^	01/15/2025	496,375
885,400	Duane Street Ltd., Series 2007-4A-A1R	1.16%	#^	11/14/2021	884,301
423,636	Duane Street Ltd., Series 2007-4A-A1T	1.13%	#^	11/14/2021	422,537
3,018,567	Eaton Vance Ltd., Series 2006-8A-A	1.16%	#^	08/15/2022	3,007,240
1,500,000	Eaton Vance Ltd., Series 2006-8A-B	1.56%	#^	08/15/2022	1,483,168
1,000,000	Flatiron Ltd., Series 2013-1A-A1	2.28%	#^	01/17/2026	1,000,636
4,256,014	Franklin Ltd., Series 2007-6A-A	1.12%	#^	08/09/2019	4,244,714
2,900,000	Galaxy Ltd., Series 2013-15A-A	2.13%	#^	04/15/2025	2,902,389
24,500,000	Galaxy Ltd., Series 2014-18A-A	2.35%	#^	10/15/2026	24,513,475
172,570	GoldenTree Loan Opportunities Ltd., Series 2007-4A-A1B	1.14%	#^	08/18/2022	172,738
5,000,000	GoldenTree Loan Opportunities Ltd., Series 2014-8A-A	2.33%	#^	04/19/2026	5,001,242
9,000,000	Halcyon Loan Advisors Funding Ltd., Series 2012-1X-A2	3.41%	#	08/15/2023	9,044,396
1,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-1A-A1	2.41%	#^	04/18/2026	998,826
2,250,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-C	4.39%	#^	04/28/2025	2,045,297
11,861,750	Hillmark Funding Ltd., Series 2006-1A-A1	1.16%	#^	05/21/2021	11,821,955
10,000,000	Jamestown Ltd., Series 2014-4A-A1A	2.38%	#^	07/15/2026	10,007,191
31,000,000	Jamestown Ltd., Series 2016-9A-A1B	2.32%	#^	10/20/2028	31,005,996
1,277,947	Landmark Ltd., Series 2006-8A-A1	1.12%	#^	10/19/2020	1,278,715
3,789,722	LCM LP, Series 10AR-AR	2.14%	#^	04/15/2022	3,794,372
500,000	LCM LP, Series 10AR-BR	2.43%	#^	04/15/2022	500,611
500,000	LCM LP, Series 10AR-CR	3.73%	#^	04/15/2022	502,500
1,000,000	LCM LP, Series 11A-B	3.03%	#^	04/19/2022	1,002,465
25,500,000	LCM LP, Series 12A-AR	2.14%	#^	10/19/2022	25,495,500
1,000,000	LCM LP, Series 15A-C	4.03%	#^	08/25/2024	1,001,177
5,500,000	LCM LP, Series 16A-A	2.38%	#^	07/15/2026	5,511,950
401,472	Madison Park Funding Ltd., Series 2007-4A-A2	1.23%	#^	03/22/2021	397,776
500,000	Madison Park Funding Ltd., Series 2014-15A-C	4.59%	#^	01/27/2026	500,906
4,750,000	Magnetite Ltd., Series 2014-9A-A1	2.30%	#^	07/25/2026	4,755,938
1,000,000	MAPS Fund Ltd., Series 2007-2A-B	1.78%	#^	07/20/2022	982,901
18,400,000	Mountain Hawk Ltd., Series 2014-A3-A	2.38%	#^	04/18/2025	18,354,456
7,033,576	Mountain View Ltd., Series 2006-2A-A1	1.12%	#^	01/12/2021	7,026,163
697,484	Mountain View Ltd., Series 2007-3A-A2	1.22%	#^	04/16/2021	698,069
20,000,000	NewMark Capital Funding Ltd., Series 2013-1A-A2	2.05%	#^	06/02/2025	19,928,039
20,000,000	Northwoods Capital Corporation, Series 2012-9A-A	2.30%	#^	01/18/2024	20,041,839
3,000,000	Northwoods Capital Corporation, Series 2013-10-A1	2.28%	#^	11/04/2025	2,995,067
306,983	Ocean Trails, Series 2006-1X-A1	1.12%	#	10/12/2020	307,007
20,000,000	OCP Ltd., Series 2012-2A-A1R	2.28%	#^	11/22/2025	19,998,600
1,218,484	Octagon Investment Partners Ltd., Series 2012-1A-AR	2.15%	#^	05/05/2023	1,219,948
8,750,000	Octagon Investment Partners Ltd., Series 2016-1A-B	2.81%	#^	07/15/2027	8,756,156
3,110,000	OZLM Funding Ltd., Series 2013-5A-A1	2.38%	#^	01/17/2026	3,113,803
11,900,000	OZLM Ltd., Series 2014-6A-A1	2.43%	#^	04/17/2026	11,907,038
1,787,037	Palmer Square Loan Funding Ltd., Series 2016-2A-A1	2.23%	#^	06/21/2024	1,790,967
16,000,000	Palmer Square Ltd., Series 2014-1A-A1R	2.33%	#^	01/17/2027	16,004,000
3,000,000	Regatta Funding Ltd., Series 2014-1A-A1A	2.44%	#^	10/25/2026	3,003,552
1,900,000	Shackleton Ltd., 2016-9A-X	1.86%	#^	10/20/2028	1,902,337
1,147,526	Silverado Ltd., Series 2006-2A-A1	1.12%	#^	10/16/2020	1,148,760
3,800,000	Slater Mill Loan Fund, Series 2012-1A-B	3.56%	#^	08/17/2022	3,803,036
3,000,000	Sound Harbor Loan Fund Ltd., Series 2014-1A-A1	2.39%	#^	10/30/2026	3,003,539
2,000,000	Steele Creek Ltd., Series 2014-1A-A1	2.51%	#^	08/21/2026	2,002,383
8,590	Symphony Ltd., Series 2007-3A-A1A	1.15%	#^	05/15/2019	8,576
4,000,000	Symphony Ltd., Series 2007-3A-C	1.57%	#^	05/15/2019	3,969,766
9,158,480	Symphony Ltd., Series 2012-8A-AR	1.98%	#^	01/09/2023	9,150,304
10,000,000	Symphony Ltd., Series 2013-11A-A	2.18%	#^	01/17/2025	10,025,114
20,000,000	TCI-Flatiron Ltd., Series 2016-1A-A	2.21%	#^	07/17/2028	20,118,196
9,250,000	Venture Ltd., Series 2014-16A-A1L	2.38%	#^	04/15/2026	9,265,783
14,000,000	Venture Ltd., Series 2014-17A-A	2.36%	#^	07/15/2026	14,006,409
1,000,000	Venture Ltd., Series 2014-17A-B2	2.98%	#^	07/15/2026	1,001,987
2,000,000	Venture Ltd., Series 2014-18A-A	2.33%	#^	10/15/2026	2,002,413
10,000,000	Venture Ltd., Series 2016-23A-A	2.53%	#^	07/19/2028	10,035,546
30,000,000	Vibrant Ltd., Series 2015-3A-A1R	2.39%	#^	04/20/2026	30,005,716
5,000,000	Vibrant Ltd., Series 2016-5A-A	2.50%	#^	01/20/2029	5,000,701
10,571,983	Wasatch Ltd., Series 2006-1A-A1B	1.14%	#^	11/14/2022	10,387,381
5,000,000	Washington Mill Ltd., Series 2014-1A-A1	2.38%	#^	04/20/2026	4,997,697
1,000,000	Washington Mill Ltd., Series 2014-1A-B1	2.93%	#^	04/20/2026	1,002,443
1,000,000	Washington Mill Ltd., Series 2014-1A-C	3.88%	#^	04/20/2026	1,003,709
927,696	Westwood Ltd., Series 2006-1X-A1	1.24%	#	03/25/2021	923,891
622,560	Westwood Ltd., Series 2007-2A-A1	1.10%	#^	04/25/2022	622,801
2,500,000	WhiteHorse Ltd., Series 2012-1A-B1L	5.13%	#^	02/03/2025	2,503,300
5,000,000	WhiteHorse Ltd., Series 2013-1A-A1L	2.33%	#^	11/24/2025	5,011,948
3,250,000	WhiteHorse Ltd., Series 2014-1A-A	2.39%	#^	05/01/2026	3,227,620
10,000,000	Wind River Ltd., Series 2013-2A-A1	2.33%	#^	01/18/2026	10,022,475
5,000,000	Wind River Ltd., Series 2014-1A-A	2.40%	#^	04/18/2026	5,015,022
2,000,000	York Ltd., Series 2016-2A-X	2.10%	#^	01/20/2030	2,000,970
4,500,000	Zais Ltd., Series 2014-2A-A1A	2.38%	#^	07/25/2026	4,498,086

Total Collateralized Loan Obligations (Cost $649,108,886)					651,518,816

Foreign Corporate Bonds - 16.1%
10,000,000	Adani Ports & Special Economic Zone Ltd.	3.50%		07/29/2020	9,956,270
2,000,000	Aeropuerto Internacional de Tocumen S.A.	5.75%		10/09/2023	2,095,000
3,900,000	AES Gener S.A.	5.25%		08/15/2021	4,093,670
1,450,000	Agromercantil Senior Trust	6.25%	^	04/10/2019	1,494,283
3,550,000	Agromercantil Senior Trust	6.25%		04/10/2019	3,658,417
5,575,000	AstraZeneca PLC	1.75%		11/16/2018	5,585,375
7,000,000	Axiata SPV2 BHD	3.47%		11/19/2020	7,060,676
10,000,000	Banco Davivienda S.A.	2.95%		01/29/2018	10,072,000
5,500,000	Banco de Bogota S.A.	5.00%		01/15/2017	5,504,076
9,000,000	Banco de Costa Rica	5.25%		08/12/2018	9,123,300
3,000,000	Banco de Credito del Peru	2.75%		01/09/2018	3,018,000
2,000,000	Banco de Credito del Peru	2.75%	^	01/09/2018	2,012,000
700,000	Banco de Credito del Peru	2.25%	^	10/25/2019	692,125
2,500,000	Banco del Estado de Chile	3.88%		02/08/2022	2,560,608
1,000,000	Banco GNB Sudameris S.A.	3.88%	^	05/02/2018	997,500
8,300,000	Banco GNB Sudameris S.A.	3.88%		05/02/2018	8,279,250
2,000,000	Banco Latinoamericano de Comercio Exterior S.A.	3.75%		04/04/2017	2,009,990
4,000,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%	^	05/07/2020	4,034,000
6,000,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%		05/07/2020	6,051,000
725,000	Banco Nacional de Comercio Exterior S.N.C.	3.80%	#^	08/11/2026	680,594
10,275,000	Banco Nacional de Comercio Exterior S.N.C.	3.80%	#	08/11/2026	9,645,656
9,000,000	Banco Nacional de Costa Rica	4.88%		11/01/2018	9,096,300
2,000,000	Banco Nacional de Costa Rica	5.88%	^	04/25/2021	2,020,000
400,000	Banco Nacional de Costa Rica	5.88%		04/25/2021	405,500
1,000,000	Banco Regional SAECA	8.13%		01/24/2019	1,061,250
500,000	Banco Santander	4.13%		11/09/2022	500,000
11,100,000	Banco Santander	5.95%	#	01/30/2024	11,349,750
5,150,000	Bancolombia S.A.	6.13%		07/26/2020	5,497,625
6,010,000	Bank of Montreal	1.50%		07/18/2019	5,930,866
2,070,000	Bank of Montreal	2.10%		12/12/2019	2,069,603
8,750,000	BBVA Banco Continental S.A.	3.25%		04/08/2018	8,837,500
12,800,000	BBVA Bancomer S.A.	6.01%	#	05/17/2022	12,832,000
1,526,000	Bharat Petroleum Corporation Ltd.	4.63%		10/25/2022	1,599,980
2,336,000	BP Capital Markets PLC	1.85%		05/05/2017	2,341,160
2,000,000	BP Capital Markets PLC	1.67%		02/13/2018	2,002,108
1,466,000	BP Capital Markets PLC	1.68%		05/03/2019	1,455,759
5,130,000	British Telecommunications PLC	5.95%		01/15/2018	5,347,250
3,550,000	Celulosa Arauco y Constitucion S.A.	7.25%		07/29/2019	3,931,824
125,000	Celulosa Arauco y Constitucion S.A.	5.00%		01/21/2021	131,544
6,000,000	Celulosa Arauco y Constitucion S.A.	4.75%		01/11/2022	6,250,002
300,000	Cementos Progreso Trust	7.13%		11/06/2023	316,170
4,100,000	Cemex S.A.B. de C.V.	5.63%	#	10/15/2018	4,289,625
6,000,000	Central American Bottling Corporation	6.75%		02/09/2022	6,150,000
8,000,000	CNOOC Finance Ltd.	2.63%		05/05/2020	7,975,952
1,900,000	CNPC General Capital Ltd.	2.75%		05/14/2019	1,915,610
1,000,000	Colbun S.A.	6.00%		01/21/2020	1,081,151
7,000,000	Comision Federal de Electricidad	4.88%		05/26/2021	7,210,000
10,500,000	Corpbanca S.A.	3.13%		01/15/2018	10,619,469
400,000	Corpbanca S.A.	3.88%		09/22/2019	412,926
4,000,000	Corporacion Financiera de Desarrollo S.A.	3.25%	^	07/15/2019	4,060,000
4,000,000	Corporacion Financiera de Desarrollo S.A.	3.25%		07/15/2019	4,060,000
1,500,000	Cosan Overseas Ltd.	8.25%	†	11/29/2049	1,503,000
4,324,000	Covidien International Finance S.A.	6.00%		10/15/2017	4,478,293
9,000,000	DBS Bank Ltd.	3.63%	#	09/21/2022	9,081,144
5,000,000	DBS Group Holdings Ltd.	3.60%	#†	12/29/2049	4,827,605
7,000,000	Delek & Avner Tamar Bond Ltd.	3.84%	^	12/30/2018	7,131,250
5,000,000	Delek & Avner Tamar Bond Ltd.	4.44%	^	12/30/2020	5,100,000
1,300,000	Digicel Ltd.	7.00%		02/15/2020	1,230,632
1,000,000	Embraer Overseas Ltd.	6.38%		01/24/2017	1,004,000
2,800,000	Empresa de Energia de Bogota S.A.	6.13%		11/10/2021	2,891,000
5,000,000	Empresas Publicas de Medellin E.S.P.	7.63%		07/29/2019	5,600,000
11,562,799	ENA Norte Trust	4.95%		04/25/2023	12,025,310
10,600,000	Export-Import Bank of India	3.13%		07/20/2021	10,558,310
5,400,000	Fondo Mivivienda S.A.	3.38%		04/02/2019	5,494,500
3,000,000	Fondo Mivivienda S.A.	3.38%	^	04/02/2019	3,052,500
4,000,000	Global Bank Corporation	5.13%		10/30/2019	4,090,000
4,000,000	Global Bank Corporation	5.13%	^	10/30/2019	4,090,000
3,000,000	Global Bank Corporation	4.50%		10/20/2021	2,928,600
12,550,000	Globo Communicacao e Participacoes S.A.	5.31%	#	05/11/2022	12,612,750
1,000,000	Grupo Aval Ltd.	4.75%		09/26/2022	989,000
2,800,000	Grupo Cementos de Chihuahua S.A.B de C.V.	8.13%		02/08/2020	2,912,000
500,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	455,000
4,500,000	GrupoSura Finance S.A.	5.70%		05/18/2021	4,781,250
8,597,132	Guanay Finance Ltd.	6.00%		12/15/2020	8,726,089
11,000,000	Hutchison Whampoa International Ltd.	6.00%	#†	05/07/2017	11,137,500
2,620,000	Indian Oil Corporation, Ltd.	5.63%		08/02/2021	2,853,453
1,400,000	Instituto Costarricense de Electricidad	6.95%		11/10/2021	1,464,722
2,362,010	Interoceanica Finance Ltd.			11/30/2018	2,297,054
8,000,000	Inversiones CMPC S.A.	4.75%		01/19/2018	8,156,704
1,500,000	IOI Investment BHD	4.38%		06/27/2022	1,518,026
400,000	Israel Electric Corporation Ltd.	2.63%	#	01/17/2018	400,092
11,000,000	Israel Electric Corporation Ltd.	5.63%		06/21/2018	11,471,900
5,000,000	Kia Motors Corporation	2.63%	^	04/21/2021	4,953,705
2,000,000	Malayan Banking BHD	3.25%	#	09/20/2022	2,009,330
2,000,000	Minerva Luxembourg S.A.	8.75%	#†	04/03/2019	2,062,500
6,095,000	Mylan N.V.	2.50%	^	06/07/2019	6,063,995
7,000,000	Nacional Financiera S.N.C.	3.38%		11/05/2020	7,026,250
10,470,000	ONGC Videsh Ltd.	3.25%		07/15/2019	10,620,245
10,000,000	Ooredoo Tamweel Ltd.	3.04%		12/03/2018	10,161,900
5,867,000	Orange S.A.	2.75%		02/06/2019	5,945,506
3,000,000	Oversea-Chinese Banking Corporation	3.75%	#	11/15/2022	3,036,000
9,000,000	Oversea-Chinese Banking Corporation	4.00%	#	10/15/2024	9,247,995
3,096,990	Peru Enhanced Pass-Through Finance Ltd.	0.00%		05/31/2018	3,018,078
80,689	Peru Enhanced Pass-Through Finance Ltd.	0.00%	^	05/31/2018	78,633
2,000,000	Petroleos Mexicanos	3.50%		07/18/2018	2,023,000
2,400,000	Petroleos Mexicanos	2.90%	#	07/18/2018	2,421,600
8,000,000	Petronas Global Sukuk Ltd.	2.71%		03/18/2020	7,999,984
1,922,400	Ras Laffan Liquefied Natural Gas Company	5.30%		09/30/2020	2,028,132
3,500,000	Reliance Holdings, Inc.	4.50%		10/19/2020	3,692,185
6,790,000	Royal Bank of Canada	2.00%		12/10/2018	6,809,175
3,515,000	Shire Acquisitions Investments Ireland DAC	1.90%		09/23/2019	3,471,091
9,000,000	Sigma Alimentos S.A.	5.63%		04/14/2018	9,360,000
5,200,000	Sinopec Group Overseas Development Ltd.	2.50%		04/28/2020	5,166,117
1,800,000	Sinopec Group Overseas Development Ltd.	2.50%	^	04/28/2020	1,788,271
2,000,000	Sinopec Group Overseas Development Ltd.	2.75%		05/03/2021	1,977,504
3,000,000	Sinopec Group Overseas Development Ltd.	2.00%	^	09/29/2021	2,864,775
3,000,000	SK Telecom Company Ltd.	2.13%		05/01/2018	3,002,166
2,300,000	Tanner Servicios Financieros S.A.	4.38%		03/13/2018	2,340,250
1,000,000	Tanner Servicios Financieros S.A.	4.38%	^	03/13/2018	1,017,500
200,000	Telefonica Celular del Paraguay S.A.	6.75%		12/13/2022	204,500
2,925,000	Telefonica Chile S.A.	3.88%		10/12/2022	2,947,686
1,400,000	Tencent Holdings Ltd.	2.88%	^	02/11/2020	1,405,712
1,000,000	Tencent Holdings Ltd.	2.88%		02/11/2020	1,004,080
1,755,000	Teva Pharmaceutical Finance Netherlands B.V.	1.70%		07/19/2019	1,724,642
6,195,000	Toronto Dominion Bank	1.75%		07/23/2018	6,205,073
575,000	Transportadora de Gas Internacional S.A.	5.70%	^	03/20/2022	595,125
7,000,000	Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	7,245,000
5,000,000	United Overseas Bank Ltd.	2.88%	#	10/17/2022	5,029,350
9,000,000	United Overseas Bank Ltd.	3.75%	#	09/19/2024	9,180,000
1,638,000	Want Want China Finance Ltd.	1.88%	^	05/14/2018	1,625,417
2,930,000	Westpac Banking Corporation	1.95%		11/23/2018	2,935,025
2,300,000	Westpac Banking Corporation	1.60%		08/19/2019	2,272,441

Total Foreign Corporate Bonds (Cost $545,577,733)					546,796,336

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 1.8%
300,000	Brazilian Government International Bond	8.00%		01/15/2018	310,485
1,210,000	Costa Rica Government International Bond	10.00%		08/01/2020	1,430,559
459,050	Dominican Republic International Bond	9.04%		01/23/2018	475,852
1,000,000	Dominican Republic International Bond	7.50%		05/06/2021	1,088,040
2,500,000	Hungary Government International Bond	4.00%		03/25/2019	2,592,000
2,860,000	Indonesia Government International Bond	4.88%		05/05/2021	3,034,777
6,740,000	Indonesia Government International Bond	3.70%	^	01/08/2022	6,771,995
16,000,000	Mexico Government International Bond	3.50%		01/21/2021	16,296,000
5,000,000	Panama Government International Bond	5.20%		01/30/2020	5,382,500
5,000,000	Perusahaan Penerbit SBSN	6.13%		03/15/2019	5,406,500
12,000,000	Qatar Government International Bond	2.38%		06/02/2021	11,764,044
6,000,000	Republic of Poland Government International Bond	5.13%		04/21/2021	6,554,040

Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $61,699,224)					61,106,792

Non-Agency Commercial Mortgage Backed Obligations - 17.3%
9,595,000	A10 LLC, Series 2016-1-A1	2.42%	^	03/15/2035	9,548,173
4,178,364	Asset Securitization Corporation, Series 1997-D4-PS1	1.72%	#I/O	04/14/2029	20,173
38,064	Banc of America Commercial Mortgage Trust, Series 2007-1-A4	5.45%		01/15/2049	38,043
9,150,000	Banc of America Commercial Mortgage Trust, Series 2007-5-AM	5.77%	#	02/10/2051	9,321,330
5,547,521	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17-A4	5.69%	#	06/11/2050	5,643,973
2,645,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18-AM	6.08%	#	06/11/2050	2,728,759
660,936	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW13-AJ	5.61%	#	09/11/2041	660,482
6,873,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW16-AM	5.71%	#	06/11/2040	6,963,520
7,867,477	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW18-A4	5.70%		06/11/2050	8,037,307
5,209,139	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	4,966,455
9,753,000	CD Commercial Mortgage Trust, Series 2007-CD4-AMFX	5.37%	#	12/11/2049	9,763,018
8,357,783	CGGS Commercial Mortgage Trust, Series 2016-RNDB-AFL	2.35%	#^	02/15/2033	8,384,144
4,865,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-A4	5.71%	#	12/10/2049	4,907,562
10,500,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AMFX	5.71%	#^	12/10/2049	10,659,071
9,157,400	Citigroup Commercial Mortgage Trust, Series 2008-C7-AM	6.14%	#	12/10/2049	9,419,544
65,674,275	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.72%	#I/O	04/15/2049	7,249,547
12,000,000	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	12,013,025
4,249,258	Colony Mortgage Capital Ltd., Series 2015-FL3-A	2.58%	#^	09/05/2032	4,273,415
8,581,011	Commercial Mortgage Pass-Through Certificates, Series 2012-CR2-XA	1.73%	#I/O	08/15/2045	626,451
131,484,237	Commercial Mortgage Pass-Through Certificates, Series 2013-CC12-XA	1.36%	#I/O	10/10/2046	8,127,330
3,890,000	Commercial Mortgage Pass-Through Certificates, Series 2014-TWC-C	2.53%	#^	02/13/2032	3,871,542
8,581,465	Countrywide Commercial Mortgage Trust, Series 2007-MF1-A	6.09%	#^	11/12/2043	8,676,052
21,969	Credit Suisse First Boston Mortgage Securities Corporation, Series 1998-C2-F	6.75%	#^	11/15/2030	22,010
10,500,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4-A1AM	5.93%	#	09/15/2039	10,684,628
6,191,883	Credit Suisse Mortgage Capital Certificates, Series 2007-C5-A4	5.70%	#	09/15/2040	6,281,158
7,540,100	Credit Suisse Mortgage Capital Certificates, Series 2008-C1-AM	6.06%	#^	02/15/2041	7,725,015
678,000	Credit Suisse Mortgage Capital Certificates, Series 2009-RR2-IQB	5.69%	#^	04/16/2049	680,129
10,497,000	GE Commercial Mortgage Corporation Trust, Series 2007-C1-AM	5.61%	#	12/10/2049	10,511,985
4,838,500	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AJ	6.03%	#	12/10/2049	4,838,409
8,430,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AM	5.87%	#	12/10/2049	8,616,414
7,898,885	Greenwich Capital Commercial Funding Corporation, Series 2007-GG9-AM	5.48%		03/10/2039	7,896,113
9,054,677	GS Mortgage Securities Corporation, Series 2007-GG10-A4	5.79%	#	08/10/2045	9,122,131
9,379,000	GS Mortgage Securities Corporation, Series 2016-ICE2-A	2.63%	#^	02/15/2033	9,471,843
47,152	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-LN2-A2	5.12%		07/15/2041	47,062
6,519,329	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	6,517,253
4,260,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-C1-AM	6.06%	#	02/15/2051	4,309,012
11,495,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-AM	5.47%	#	06/12/2047	11,606,358
10,548,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB19-AM	5.71%	#	02/12/2049	10,650,995
9,950,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-AJ	6.15%	#	02/12/2051	10,025,948
10,866,373	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-AM	5.96%	#	02/12/2051	11,129,561
693,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-AMFX	5.93%	#	02/12/2051	711,282
16,360,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-LD12-AM	6.04%	#	02/15/2051	16,739,053
2,500,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-INN-C	2.40%	#^	06/15/2029	2,489,317
2,500,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-INN-D	3.05%	#^	06/15/2029	2,479,923
9,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-PHH-D	3.10%	#^	08/15/2027	8,990,239
6,905,436	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-JP1-A1	1.95%		01/15/2049	6,908,062
9,341,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11-AM	5.75%	#	06/15/2049	9,439,841
3,363,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX-AM	5.46%	#	01/15/2049	3,335,245
8,490,041	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2008-C2-A4	6.07%		02/12/2051	8,649,408
9,412,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FRR1-A707	4.35%	^	01/27/2047	9,218,667
6,280,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-ASH-B	2.85%	#^	10/15/2034	6,295,814
3,545,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-ASH-C	3.54%	#^	10/15/2034	3,553,854
72,703,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4-XA	0.83%	#I/O	12/15/2049	3,695,083
10,730,000	LB Commercial Mortgage Trust, Series 2007-C3-AM	5.92%	#	07/15/2044	10,880,430
10,584,723	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AJ	5.48%		02/15/2040	10,594,080
7,482,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AM	5.46%		02/15/2040	7,487,623
7,650,000	LB-UBS Commercial Mortgage Trust, Series 2007-C2-AM	5.49%	#	02/15/2040	7,713,919
8,997,182	LB-UBS Commercial Mortgage Trust, Series 2007-C7-A3	5.87%	#	09/15/2045	9,220,603
8,338,600	LB-UBS Commercial Mortgage Trust, Series 2007-C7-AJ	6.25%	#	09/15/2045	8,414,533
8,385,000	LMREC, Inc., Series 2015-CRE1-A	2.27%	#^	02/22/2032	8,418,163
9,341,000	Merrill Lynch Mortgage Trust, Series 2007-C1-AM	5.83%	#	06/12/2050	9,072,509
7,410,706	ML-CFC Commercial Mortgage Trust, Series 2007-7-A4	5.73%	#	06/12/2050	7,458,621
7,484,782	ML-CFC Commercial Mortgage Trust, Series 2007-9-A4	5.70%		09/12/2049	7,634,958
3,524,267	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5-XA	1.72%	#^I/O	08/15/2045	189,354
3,291,525	Morgan Stanley Capital, Inc., Series 2006-HQ10-X1	0.53%	#^I/O	11/12/2041	272
9,252,567	Morgan Stanley Capital, Inc., Series 2006-XLF-J	1.13%	#^	07/15/2019	9,168,264
9,000,000	Morgan Stanley Capital, Inc., Series 2007-HQ11-AJ	5.51%	#	02/12/2044	8,971,032
12,601,000	Morgan Stanley Capital, Inc., Series 2007-IQ13-AM	5.41%		03/15/2044	12,592,727
7,994,789	Morgan Stanley Capital, Inc., Series 2007-IQ14-A4	5.69%	#	04/15/2049	8,013,175
10,055,000	Morgan Stanley Capital, Inc., Series 2007-IQ16-AM	6.05%	#	12/12/2049	10,357,656
1,715,000	Morgan Stanley Re-Remic Trust, Series 2009-GG10-A4B	5.79%	#^	08/12/2045	1,724,885
391,906	Morgan Stanley Re-Remic Trust, Series 2012-IO-AXA	1.00%	^	03/27/2051	387,148
12,034,809	Velocity Commercial Capital Loan Trust, Series 2015-1-AFL	3.02%	#^	06/25/2045	12,161,701
8,492,470	Velocity Commercial Capital Loan Trust, Series 2016-1-AFX	3.53%	#^	04/25/2046	8,500,183
10,809,092	Velocity Commercial Capital Loan Trust, Series 2016-2-AFX	3.00%	#	10/25/2046	10,720,374
11,734,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C26-AM	6.07%	#	06/15/2045	11,741,744
8,465,938	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AJ	5.63%	#	10/15/2048	8,455,357
9,811,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AJ	5.41%	#	12/15/2043	9,913,392
9,160,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AM	5.38%		12/15/2043	9,162,573
6,770,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31-AM	5.59%	#	04/15/2047	6,813,356
6,850,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32-AMFX	5.70%	^	06/15/2049	6,914,349
4,120,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AJ	5.97%	#	02/15/2051	4,133,034
10,065,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AM	5.97%	#	02/15/2051	10,187,729
15,222,629	WF-RBS Commercial Mortgage Trust, Series 2012-C8-XA	1.99%	#^I/O	08/15/2045	1,115,768

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $602,313,188)					586,660,240

Non-Agency Residential Collateralized Mortgage Obligations - 10.6%
20,719,351	Ajax Mortgage Loan Trust, Series 2015-B-A	3.88%	#^	07/25/2060	20,748,793
665,676	Banc of America Funding Corporation, Series 2005-E-6A1	3.11%	#	05/20/2035	663,534
2,636,913	Banc of America Mortgage Securities, Inc., Series 2005-E-2A1	3.24%	#	06/25/2035	2,480,299
16,692,081	Bayview Opportunity Master Fund Trust, Series 2016-A-A	4.46%	#^	01/28/2036	16,674,391
18,172,432	Bayview Opportunity Master Fund Trust, Series 2016-RN2-A1	3.60%	#^	08/28/2031	18,107,081
14,638,581	Bayview Opportunity Master Fund Trust, Series 2016-RPL2-A1	3.84%	#^	06/28/2031	14,545,349
8,352,827	Bayview Opportunity Master Fund Trust, Series 2016-RPL4-A1	3.47%	#^	07/28/2018	8,328,524
4,639	BCAP LLC Trust, Series 2009-RR13-6A5	6.00%	#^	04/26/2037	4,673
332,218	BCAP LLC Trust, Series 2011-RR12-2A5	2.68%	#^	12/26/2036	331,089
2,902,671	BCAP LLC Trust, Series 2011-RR1-8A3	6.00%	#^	08/28/2021	2,841,944
2,815,041	BCAP LLC Trust, Series 2013-RR1-4A2	4.00%	#^	08/26/2037	2,785,013
4,309,506	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9-4A1	3.16%	#	02/25/2034	4,306,754
867,070	Bear Stearns Asset Backed Securities Trust, Series 2004-AC2-2A	5.00%		05/25/2034	863,000
365,839	CAM Mortgage LLC, Series 2015-1-A	3.50%	#^	07/15/2064	366,733
3,475,755	Citicorp Residential Mortgage Securities, Inc., Series 2007-1-A4	5.75%	#	03/25/2037	3,631,100
15,741,857	Citicorp Residential Mortgage Securities, Inc., Series 2007-2-A4	5.40%	#	06/25/2037	16,257,488
2,806,646	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1-2A1	2.99%	#	03/25/2036	2,628,787
422,395	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFHE2-A3	0.94%	#	03/25/2037	422,426
24,892	Citigroup Mortgage Loan Trust, Inc., Series 2010-12-3A1	4.00%	^	04/25/2037	24,925
13,798	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A6	4.00%	^	11/25/2036	13,808
183,366	Countrywide Asset-Backed Certificates, Series 2005-15-1AF6	4.19%	#	04/25/2036	186,744
9,133,320	Countrywide Home Loans, Series 2004-HYB9-1A1	3.16%	#	02/20/2035	9,177,198
127,024	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-5A1	5.25%		12/25/2020	126,116
12,000,000	Credit Suisse Mortgage Capital Certificates, Series 2011-5R-6A9	3.15%	#^	11/27/2037	11,292,398
4,528,945	Credit Suisse Mortgage Capital Certificates, Series 2013-3R-1A1	1.71%	#^	04/27/2035	4,438,033
26,846,087	Credit Suisse Mortgage Capital Certificates, Series 2015-RPL3-A1	3.75%	#^	12/25/2056	26,476,199
471,292	Fieldstone Mortgage Investment Trust, Series 2004-5-M2	2.48%	#	02/25/2035	470,342
287,468	First Franklin Mortgage Loan Trust, Series 2006-FF1-2A3	1.00%	#	01/25/2036	286,510
10,773,775	First Horizon Asset Securities, Inc., Series 2007-AR2-1A1	2.99%	#	08/25/2037	8,629,933
20	GreenPoint Mortgage Funding Trust, Series 2006-AR8-1A1A	0.84%	#	01/25/2047	20
19	GreenPoint Mortgage Funding Trust, Series 2007-AR2-1A1	0.89%	#	04/25/2047	19
4,717,769	GSR Mortgage Loan Trust, Series 2005-AR7-3A1	3.24%	#	11/25/2035	4,481,857
523,126	GSR Mortgage Loan Trust, Series 2006-4F-2A7	5.50%		05/25/2036	513,603
17,987,379	Impac Secured Assets Trust, Series 2006-5-1A1C	1.03%	#	02/25/2037	13,534,860
671,227	JP Morgan Alternative Loan Trust, Series 2006-S4-A6	5.71%	#	12/25/2036	651,821
112,630	JP Morgan Mortgage Trust, Series 2007-S1-1A1	5.00%		03/25/2022	111,867
82,678	JP Morgan Mortgage Trust, Series 2007-S3-2A2	5.50%		08/25/2022	81,404
319,757	JP Morgan Resecuritization Trust, Series 2012-2-3A3	2.83%	#^	10/26/2036	319,067
8,273,033	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	3.20%	#	04/25/2036	7,668,669
424,662	MASTR Adjustable Rate Mortgages Trust, Series 2007-2-A2	0.87%	#	03/25/2047	423,461
5,925,691	Merrill Lynch Mortgage Investors Trust, Series 2005-3-2A	2.94%	#	11/25/2035	5,828,491
552,698	Morgan Stanley Capital, Inc., Series 2005-WMC3-M3	1.46%	#	03/25/2035	551,668
42,309	Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		11/25/2018	43,456
4,074,002	Morgan Stanley Re-Remic Trust, Series 2012-R3-2A	0.76%	#^	02/26/2037	3,945,291
15,232,374	Nationstar HECM Loan Trust, Series 2016-2A-A	2.24%	^	06/25/2026	15,246,418
1,999,412	NRTL Trust, Series 2016-LH1-A	4.50%	#^	04/25/2019	2,001,813
385,101	Opteum Mortgage Acceptance Corporation, Series 2005-5-2AN	5.68%	#	12/25/2035	388,410
5,711,515	Pacific Bay Ltd., Series 2003-1A-A2	1.85%	#^	11/04/2038	5,579,008
7,731,835	Progress Residential Trust, Series 2016-SFR1-A	2.24%	#^	09/17/2033	7,808,875
3,816,322	Residential Asset Mortgage Products, Inc., Series 2005-EFC7-AI3	1.01%	#	12/25/2035	3,692,200
1,409,960	Residential Asset Securities Corporation, Series 2006-KS6-A3	0.91%	#	08/25/2036	1,392,889
49,179	Residential Funding Mortgage Securities Trust, Series 2003-S16-A1	4.75%		09/25/2018	49,352
27,881,442	Sequoia Mortgage Trust, Series 2016-3-A11	3.00%	^	11/25/2046	28,025,199
29,708,261	Shellpoint Co-Originator Trust, Series 2016-1-1A10	3.50%	#^	11/25/2046	30,296,321
3,929,728	Springleaf Mortgage Loan Trust, Series 2014-3A-A	1.87%	#^	09/25/2057	3,935,995
1,090,799	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-1-2A2	4.15%	#	02/25/2037	1,064,393
407,866	Structured Asset Securities Corporation, Series 2003-24A-1A3	2.91%	#	07/25/2033	400,937
112,295	Structured Asset Securities Corporation, Series 2004-15-2A1	4.75%		09/25/2019	113,265
278,934	Structured Asset Securities Corporation, Series 2005-10-6A1	5.00%		06/25/2020	283,313
3,024,994	Structured Asset Securities Corporation, Series 2006-OW1-FLT	0.96%	#^	12/25/2035	2,962,538
22,429,029	Towd Point Mortgage Trust, Series 2015-2-1A13	2.50%	#^	11/25/2060	22,293,419
15,720,371	VOLT LLC, Series 2014-NPL6-A1	3.13%	#^	09/25/2043	15,737,459
1,204,784	Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR16-A	2.70%	#	12/25/2032	1,174,200
58,803	Wedgewood Real Estate Trust, Series 2016-1-A1	3.45%	#^	07/15/2046	58,959
55,346	Wells Fargo Alternative Loan Trust, Series 2007-PA5-2A1	6.00%		11/25/2022	55,640
4,045,702	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR6-5A1	3.04%	#	03/25/2036	4,027,051

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $364,460,717)					361,852,392

US Corporate Bonds - 8.9%
5,809,000	AbbVie, Inc.	1.80%		05/14/2018	5,814,449
3,570,000	Aetna, Inc.	1.90%		06/07/2019	3,562,988
6,340,000	Amazon.com, Inc.	2.60%		12/05/2019	6,466,166
5,100,000	American Express Credit Corporation	1.80%		07/31/2018	5,106,859
1,070,000	American Express Credit Corporation	2.25%		08/15/2019	1,075,877
4,785,000	American Honda Finance Corporation	1.70%		02/22/2019	4,765,798
2,664,000	American Honda Finance Corporation	1.20%		07/12/2019	2,616,466
5,385,000	Anheuser-Busch InBev Finance, Inc.	1.90%		02/01/2019	5,394,257
2,055,000	Apple, Inc.	1.70%		02/22/2019	2,059,063
6,960,000	Bank of America Corporation	2.00%		01/11/2018	6,977,268
5,750,000	BB&T Corporation	2.25%		02/01/2019	5,794,476
4,875,000	Berkshire Hathaway Finance Corporation	1.70%		03/15/2019	4,871,100
2,945,000	Berkshire Hathaway Finance Corporation	1.30%		08/15/2019	2,909,027
5,110,000	Boston Properties LP	5.88%		10/15/2019	5,573,155
3,030,000	Capital One Financial Corporation	2.45%		04/24/2019	3,049,659
6,110,000	Cardinal Health, Inc.	1.95%		06/15/2018	6,124,499
5,415,000	Caterpillar Financial Services Corporation	1.70%		06/16/2018	5,420,085
5,875,000	Celgene Corporation	2.13%		08/15/2018	5,899,898
345,000	Chevron Corporation	1.37%		03/02/2018	344,677
1,714,000	Chevron Corporation	1.79%		11/16/2018	1,720,645
2,410,000	Chevron Corporation	1.56%		05/16/2019	2,401,387
6,546,000	Cisco Systems, Inc.	1.40%		09/20/2019	6,474,131
7,990,000	Citigroup, Inc.	2.05%		12/07/2018	7,991,198
2,851,000	Comcast Corporation	6.50%		01/15/2017	2,855,020
2,710,000	Comcast Corporation	5.88%		02/15/2018	2,841,568
5,246,000	CVS Health Corporation	1.90%		07/20/2018	5,267,278
6,055,000	Daimler Finance North America LLC	2.25%	^	03/02/2020	6,025,997
5,316,000	Duke Energy Corporation	1.63%		08/15/2017	5,325,165
5,800,000	Express Scripts Holding Company	2.25%		06/15/2019	5,801,264
5,330,000	General Mills, Inc.	2.20%		10/21/2019	5,356,980
2,966,000	Goldman Sachs Group, Inc.	2.90%		07/19/2018	3,007,595
2,940,000	Goldman Sachs Group, Inc.	2.30%		12/13/2019	2,939,333
6,720,000	Hewlett Packard Enterprise Company	2.85%		10/05/2018	6,786,609
4,885,000	John Deere Capital Corporation	1.60%		07/13/2018	4,883,701
880,000	John Deere Capital Corporation	1.95%		01/08/2019	883,658
5,935,000	JP Morgan Chase & Company	2.25%		01/23/2020	5,919,913
4,748,000	Kinder Morgan Energy Partners LP	6.00%		02/01/2017	4,762,448
1,525,000	Kinder Morgan, Inc.	3.05%		12/01/2019	1,547,192
6,130,000	Kraft Heinz Foods Company	2.00%		07/02/2018	6,132,636
5,213,000	Kroger Company	6.15%		01/15/2020	5,771,505
5,560,000	Laboratory Corporation	2.50%		11/01/2018	5,610,396
5,393,000	McKesson Corporation	1.29%		03/10/2017	5,394,532
884,000	Medtronic, Inc.	1.50%		03/15/2018	884,055
2,205,000	Microsoft Corporation	1.10%		08/08/2019	2,175,193
2,645,000	Molson Coors Brewing Company	1.45%		07/15/2019	2,606,446
7,315,000	Morgan Stanley	2.45%		02/01/2019	7,366,293
5,110,000	MUFG Americas Holdings Corporation	1.63%		02/09/2018	5,092,279
135,000	MUFG Americas Holdings Corporation	2.25%		02/10/2020	133,536
5,490,000	National Rural Utilities Cooperative Finance Corporation	2.30%		11/15/2019	5,528,359
5,290,000	Newell Brands, Inc.	2.60%		03/29/2019	5,349,666
3,995,000	Oracle Corporation	2.38%		01/15/2019	4,048,797
1,415,000	Oracle Corporation	2.25%		10/08/2019	1,432,051
4,320,000	PepsiCo, Inc.	2.15%		10/14/2020	4,326,679
5,339,000	Philip Morris International, Inc.	5.65%		05/16/2018	5,627,076
3,448,000	PNC Funding Corporation	4.38%		08/11/2020	3,670,861
3,310,000	Reynolds American, Inc.	3.25%		06/12/2020	3,392,426
4,515,000	Shell International Finance B.V.	1.38%		05/10/2019	4,469,972
4,759,000	Simon Property Group LP	2.15%		09/15/2017	4,779,649
515,000	Simon Property Group LP	2.20%		02/01/2019	519,162
115,000	Simon Property Group LP	5.65%		02/01/2020	125,750
4,840,000	Southern Company	2.45%		09/01/2018	4,890,815
565,000	Southern Company	1.85%		07/01/2019	563,348
2,970,000	Synchrony Financial	3.00%		08/15/2019	3,009,011
3,233,000	Thermo Fisher Scientific, Inc.	2.15%		12/14/2018	3,248,703
2,612,000	TIAA Asset Management Finance Company LLC	2.95%	^	11/01/2019	2,657,600
415,000	Toyota Motor Credit Corporation	1.55%		07/13/2018	414,922
3,090,000	Toyota Motor Credit Corporation	1.70%		02/19/2019	3,080,053
6,670,000	United Technologies Corporation	1.50%		11/01/2019	6,623,043
6,642,000	Verizon Communications Inc	2.63%		02/21/2020	6,706,441
4,000,000	WellPoint, Inc.	1.88%		01/15/2018	4,002,488
2,437,000	WellPoint, Inc.	2.30%		07/15/2018	2,453,445
5,470,000	Wells Fargo & Company	1.50%		01/16/2018	5,463,671
4,525,000	Xerox Corporation	2.95%		03/15/2017	4,538,792
4,451,000	Zimmer Holdings, Inc.	1.45%		04/01/2017	4,452,295

Total US Corporate Bonds (Cost $304,057,573)					303,158,795

US Government and Agency Obligations - 10.0%
27,400,000	United States Treasury Notes	1.00%		09/15/2017	27,445,237
51,200,000	United States Treasury Notes	0.88%		11/30/2017	51,208,858
55,200,000	United States Treasury Notes	1.00%		12/31/2017	55,248,410
55,500,000	United States Treasury Notes	0.75%		01/31/2018	55,388,334
47,800,000	United States Treasury Notes	0.75%		02/28/2018	47,688,005
55,400,000	United States Treasury Notes	1.00%		03/15/2018	55,431,522
47,600,000	United States Treasury Notes	1.63%		06/30/2020	47,598,858

Total US Government and Agency Obligations (Cost $341,122,934)					340,009,224

US Government / Agency Mortgage Backed Obligations - 2.0%
130,028	Federal Home Loan Mortgage Corporation, Pool G06871	6.00%		06/01/2038	147,918
268,570	Federal Home Loan Mortgage Corporation, Pool G06954	6.00%		05/01/2040	303,764
404,444	Federal Home Loan Mortgage Corporation, Pool N70081	5.50%		07/01/2038	448,023
26,442,928	Federal Home Loan Mortgage Corporation, Series 2015-95-AP	3.00%		08/25/2042	26,792,324
37,974	Federal Home Loan Mortgage Corporation, Series 3267-BA	5.80%		11/15/2036	40,253
97,226	Federal Home Loan Mortgage Corporation, Series 3818-JA	4.50%		01/15/2040	99,423
51,646	Federal Home Loan Mortgage Corporation, Series 3872-BA	4.00%		06/15/2041	53,195
3,885,650	Federal Home Loan Mortgage Corporation, Series 4050-BC	2.00%		05/15/2041	3,846,343
134,927,020	Federal Home Loan Mortgage Corporation Pass-Thru, Series K722-X1	1.31%	#I/O	03/25/2023	8,933,828
189,650	Federal National Mortgage Association, Series 2011-64-DB	4.00%		07/25/2041	201,092
1,673,970	Federal National Mortgage Association, Series 2012-133-PB	6.50%		04/25/2042	1,864,735
19,626,087	Federal National Mortgage Association, Series 2016-89-FH	1.26%	#	12/25/2046	19,610,178
44,809	Federal National Mortgage Association Pass-Thru, Pool 995112	5.50%		07/01/2036	50,222
147,774	Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%		11/01/2041	153,071
139,178	Federal National Mortgage Association Pass-Thru, Pool AD0189	5.50%		02/01/2039	155,971
255,798	Federal National Mortgage Association Pass-Thru, Pool AL1690	6.00%		05/01/2041	289,752
192,271	Federal National Mortgage Association Pass-Thru, Pool AL1691	6.00%		06/01/2041	217,849
256,825	Federal National Mortgage Association Pass-Thru, Pool AL1744	6.00%		10/01/2040	291,041
5,423,531	Federal National Mortgage Association Pass-Thru, Pool AL4292	4.50%		04/01/2026	5,768,760

Total US Government / Agency Mortgage Backed Obligations (Cost $67,908,865)					69,267,742

Exchange Traded Funds and Common Stocks - 0.0%
44,664	Pacific Rubiales Energy Corporation				1,953,704

Total Exchange Traded Funds and Common Stocks (Cost $8,231,569)					1,953,704

Affiliated Mutual Funds - 1.4%
5,000,000	DoubleLine Low Duration Emerging Markets Fixed Income Fund (Class I)				48,700,000

Total Affiliated Mutual Funds (Cost $50,000,000)					48,700,000

Short Term Investments - 5.1%
59,157,684	BlackRock Liquidity Funds FedFund - Institutional Shares	0.41%	t		59,157,684
59,157,685	Fidelity Institutional Money Market Government Portfolio - Class I	0.39%	t		59,157,685
56,675,706	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.44%	t		56,675,706

Total Short Term Investments (Cost $174,991,075)					174,991,075

Total Investments - 99.4% (Cost $3,407,418,660)					3,382,849,138
Other Assets in Excess of Liabilities - 0.6%					19,361,469

NET ASSETS - 100.0%					$3,402,210,607

#	Variable rate security. Rate disclosed as of December 31, 2016.
^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2016, the value of these securities amounted to $1,349,128,503 or 39.7% of net assets.
†	Perpetual Maturity
I/O	Interest only security
t	Seven-day yield as of December 31, 2016
¥	Illiquid security. At December 31, 2016, the value of these securities amounted to $4,286,341 or 0.1% of net assets.
~	Represents less than 0.05% of net assets

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows+:

Tax Cost of Investments	$3,407,815,142

Gross Tax Unrealized Appreciation	10,333,248
Gross Tax Unrealized Depreciation	(35,299,252)

Net Tax Unrealized Appreciation (Depreciation)	$(24,966,004)

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	19.2%
Non-Agency Commercial Mortgage Backed Obligations	17.3%
Foreign Corporate Bonds	16.1%
Non-Agency Residential Collateralized Mortgage Obligations	10.6%
US Government and Agency Obligations	10.0%
US Corporate Bonds	8.9%
Asset Backed Obligations	7.0%
Short Term Investments	5.1%
US Government / Agency Mortgage Backed Obligations	2.0%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	1.8%
Affiliated Mutual Funds	1.4%
Other Assets and Liabilities	0.6%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	19.2%
Non-Agency Commercial Mortgage Backed Obligations	17.3%
Non-Agency Residential Collateralized Mortgage Obligations	10.2%
US Government and Agency Obligations	10.0%
Banking	9.2%
Asset Backed Obligations	7.4%
Short Term Investments	5.1%
Oil & Gas	2.3%
US Government / Agency Mortgage Backed Obligations	2.0%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	1.8%
Telecommunications	1.5%
Affiliated Mutual Funds	1.4%
Healthcare	1.3%
Transportation	1.2%
Utilities	1.1%
Beverage and Tobacco	0.9%
Finance	0.7%
Pharmaceuticals	0.7%
Automotive	0.6%
Consumer Products	0.6%
Technology	0.6%
Media	0.6%
Pulp & Paper	0.5%
Food Products	0.4%
Construction	0.3%
Conglomerates	0.3%
Food/Drug Retailers	0.3%
Real Estate	0.3%
Insurance	0.3%
Electronics/Electric	0.3%
Energy	0.2%
Building and Development (including Steel/Metals)	0.2%
Aerospace & Defense	0.2%
Business Equipment and Services	0.2%
Biotechnology	0.2%
Chemicals/Plastics	0.0%	~
Other Assets and Liabilities	0.6%

	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	81.5%
Mexico	2.6%
Colombia	1.6%
Chile	1.5%
Panama	1.3%
Singapore	1.2%
India	1.2%
Peru	1.1%
China	0.8%
Israel	0.7%
Qatar	0.7%
Costa Rica	0.7%
Canada	0.6%
Malaysia	0.5%
Brazil	0.5%
United Kingdom	0.5%
Indonesia	0.5%
Guatemala	0.3%
Hong Kong	0.3%
South Korea	0.2%
Netherlands	0.2%
Poland	0.2%
France	0.2%
Australia	0.2%
Luxembourg	0.1%
Ireland	0.1%
Hungary	0.1%
Dominican Republic	0.0%	~
Paraguay	0.0%	~
Jamaica	0.0%	~
Other Assets and Liabilities	0.6%

	100.0%

DoubleLine Floating Rate Fund

Schedule of Investments

December 31, 2016 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Bank Loans - 89.4%
Aerospace & Defense - 1.0%
3,572,727	B/E Aerospace, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.89%	#	12/16/2021	3,596,843

Automotive - 1.7%
1,481,231	American Tire Distributors, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	09/01/2021	1,479,690
2,927,002	Dealer Tire LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	12/22/2021	2,974,566
1,642,867	Federal-Mogul Holdings Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C	4.75%	#	04/15/2021	1,630,545

					6,084,801

Beverage and Tobacco - 1.8%
3,164,723	AdvancePierre Foods, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	06/02/2023	3,219,711
3,153,198	NBTY, Inc., Senior Secured 1 Lien Term Loan, Tranche B	5.00%	#	05/05/2023	3,184,241

					6,403,952

Building and Development (including Steel/Metals) - 3.8%
2,931,288	Beacon Roofing Supply, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.72%	#	10/03/2022	2,963,049
2,925,245	Capital Automotive LP, Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	04/10/2019	2,959,529
3,023,400	Jeld-Wen, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.75%	#	07/01/2022	3,065,440
1,430,000	Quikrete Holdings, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	11/03/2023	1,446,388
3,137,472	Summit Materials LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	07/18/2022	3,170,823

					13,605,229

Business Equipment and Services - 4.2%
3,090,953	AlixPartners LLP, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	07/28/2022	3,122,141
3,341,928	Kar Auction Services, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B3	4.50%	#	03/09/2023	3,392,575
1,544,603	Mitchell International, Inc., Guaranteed Secured 2nd Lien Term Loan	8.50%	#	10/11/2021	1,535,721
2,039,796	RentPath LLC, Senior Secured 1st Lien Term Loan, Tranche B	6.25%	#¥	12/17/2021	2,009,199
1,965,050	Solera LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.75%	#	03/03/2023	1,994,526
2,969,430	USAGM HoldCo LLC, Senior Secured 1st Lien Term Loan	4.75%	#	07/28/2022	2,990,781

					15,044,943

Chemicals/Plastics - 6.0%
3,140,019	Avantor Performance Materials Holdings, Inc., Guaranteed Senior Secured 1st Lien, Term Loan, Tranche B	6.00%	#	06/21/2022	3,202,819
2,952,725	Huntsman International LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.91%	#	03/31/2023	2,988,394
1,595,000	Kraton Polymers LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	01/06/2022	1,616,078
2,990,000	Kronos, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	10/20/2023	3,032,054
3,078,919	PolyOne Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.50%	#	11/11/2022	3,118,853
3,147,516	PQ Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	11/04/2022	3,193,753
1,216,333	Solenis International LP, Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	07/31/2021	1,221,783
3,411,967	Univar, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	07/01/2022	3,449,635

					21,823,369

Consumer Products - 1.5%
3,557,725	Revlon Consumer Products Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.31%	#	09/07/2023	3,599,760
1,975,000	SRS Distribution, Inc., Senior Secured 1st Lien Term Loan	5.25%	#	08/20/2022	2,008,328

					5,608,088

Containers and Glass Products - 2.6%
3,405,726	Berry Plastics Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche H	3.75%	#	10/03/2022	3,444,585
2,084,137	Kloeckner Pentaplast of America, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	04/28/2020	2,104,979
890,657	Kloeckner Pentaplast of America, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	04/28/2020	899,563
3,019,402	Reynolds Group Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	02/06/2023	3,063,667

					9,512,794

Cosmetics/Toiletries - 1.7%
3,030,000	Galleria Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	01/26/2023	3,050,347
3,081,000	KIK Custom Products, Inc., Senior Secured 1st Lien Term Loan, Tranche B	6.00%	#	08/26/2022	3,115,661

					6,166,008

Electronics/Electric - 3.0%
3,063,902	Ensemble S Merger Sub, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	09/30/2022	3,097,421
560,000	Flex Acquisition, Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	12/15/2023	565,891
1,360,000	GTT Communications, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	5.00%	#	01/09/2024	1,383,236
2,934,674	Microsemi Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	01/17/2023	2,968,055
2,990,505	ON Semiconductor Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.02%	#	03/31/2023	3,034,017

					11,048,620

Energy - 0.5%
2,000,000	Peabody Energy Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	09/24/2020	1,958,000

Finance - 0.3%
913,043	Lightstone Generation LLC, Senior Secured 1st Lien Term Loan, Tranche B	6.50%	#	01/31/2024	925,977
86,957	Lightstone Generation LLC, Senior Secured 1st Lien Term Loan, Tranche C	6.50%	#	12/15/2023	88,188

					1,014,165

Financial Intermediaries - 2.6%
3,413,776	First Data Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.47%	#	03/24/2021	3,457,626
1,990,000	GTCR Valor Companies, Inc., Senior Secured 1st Lien Term Loan, Tranche B	7.00%	#	06/16/2023	1,976,319
2,950,552	Guggenheim Partners Investment Management Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.51%	#	07/21/2023	2,981,533
895,000	Prime Security Services Borrower LLC, Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	05/02/2022	909,879

					9,325,357

Food Products - 3.7%
2,949,799	B&G Foods, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	11/02/2022	2,993,264
3,174,569	CSM Bakery Supplies LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	07/03/2020	2,884,096
2,980,249	Ferrara Candy Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.50%	#	06/15/2023	3,006,788
2,909,515	Hostess Brands LLC, Guaranteed Senior Secured 1st Lien Term Loan	4.00%	#	08/03/2022	2,946,248
1,400,927	Keurig Green Mountain, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	03/03/2023	1,424,680

					13,255,076

Food/Drug Retailers - 2.8%
3,405,877	Albertson’s Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B4	3.75%	#	08/25/2021	3,450,937
3,413,516	Burger King Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.75%	#	12/10/2021	3,448,726
3,023,222	Pinnacle Food Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche I	3.51%	#	01/13/2023	3,076,763

					9,976,426

Healthcare - 9.4%
3,411,116	Acadia Healthcare Company, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.76%	#	02/16/2023	3,445,227
3,452,302	American Renal Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	08/20/2019	3,467,406
2,894,031	CHG Healthcare, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	06/07/2023	2,932,015
3,570,000	DJO Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	06/24/2020	3,433,894
3,042,189	Envision Healthcare Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C	4.00%	#	11/17/2023	3,082,133
3,455,411	MPH Acquisition Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	06/07/2023	3,521,444
2,972,917	Pharmaceutical Product Development LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	08/18/2022	3,010,078
3,032,381	Precyse Acquisition Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	6.50%	#	10/20/2022	3,077,867
1,985,000	Select Medical Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche F	6.00%	#	03/03/2021	2,019,737
3,196,129	Surgery Center Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.75%	#	11/03/2020	3,228,090
2,732,400	US Renal Care, Inc., Senior Secured 1st Lien Term Loan	5.25%	#	12/30/2022	2,571,871

					33,789,762

Hotels/Motels/Inns and Casinos - 4.3%
3,407,700	Boyd Gaming Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.76%	#	09/15/2023	3,453,942
3,107,835	Eldorado Resorts, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	07/23/2022	3,134,050
3,030,000	Four Seasons Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	11/21/2023	3,075,450
3,396,646	MGM Growth Properties, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.50%	#	04/25/2023	3,440,921
1,127,175	Mohegan Tribal Gaming Authority, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.50%	#	09/30/2023	1,138,802
1,487,984	Scientific Games International, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	6.00%	#	10/01/2021	1,509,262

					15,752,427

Industrial Equipment - 3.0%
1,695,750	Aspen Merger Sub, Inc., Senior Secured 1st Lien Term Loan	5.25%	#	09/26/2023	1,723,306
3,012,621	Filtration Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	11/20/2020	3,039,915
898,816	Manitowoc Foodservice, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.75%	#	03/03/2023	914,545
3,215,000	Piscine US Acquisition LLC, Guaranteed Senior Secured 1st Lien Term Loan	5.50%	#	12/14/2023	3,245,157
1,942,388	Safway Group Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.75%	#	08/18/2023	1,973,543

					10,896,466

Insurance - 1.6%
1,185,000	Asurion LLC, Senior Secured 1st Lien Term Loan, Tranche B2	4.02%	#	07/08/2020	1,197,034
1,625,000	Lonestar Intermediate Super Holdings LLC, Senior Unsecured Term Loan (PIK 10.75%)	10.00%	#	08/31/2021	1,677,813
3,228,712	York Risk Services Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	10/01/2021	3,071,312

					5,946,159

Leisure - 3.6%
3,150,371	Emerald Expositions Holdings, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	06/17/2020	3,173,998
3,155,203	Life Time Fitness, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	06/10/2022	3,180,839
3,395,705	Match Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.20%	#	11/16/2022	3,450,885
3,108,154	Nord Anglia Education Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	03/31/2021	3,159,641

					12,965,363

Media - 10.2%
2,131,714	Cengage Learning, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	06/07/2023	2,080,094
2,852,729	Charter Communications Operating LLC, Guaranteed Senior Secured 1st Lien Term Loan Tranche I	3.01%	#	01/15/2024	2,874,124
2,934,737	CSC Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.88%	#	09/09/2024	2,971,421
3,013,516	Live Nation Entertainment, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.31%	#	10/26/2023	3,043,651
1,708,363	McGraw Hill Financial, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	05/04/2022	1,713,172
256,091	Mission Broadcasting, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.00%	#	09/26/2023	258,691
3,403,909	Nexstar Broadcasting, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.00%	#	09/26/2023	3,438,476
3,015,000	RCN Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	12/11/2023	3,040,326
1,640,000	Sinclair Television Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.18%	#	01/31/2024	1,642,050
3,400,177	Tribune Media Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.77%	#	12/24/2020	3,434,604
2,990,000	UFC Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	08/18/2023	3,033,355
3,068,698	Univision Communications Inc, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C3	4.00%	#	02/28/2020	3,089,519
3,270,000	Virgin Media Bristol LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche I	2.75%	#	01/31/2025	3,289,424
3,020,000	WMG Acquisition Corporation, Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	10/20/2023	3,052,405

					36,961,312

Mining - 0.6%
1,975,000	Harsco Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	6.00%	#	10/27/2023	2,020,672

Oil & Gas - 0.3%
1,124,035	Western Refining, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	5.50%	#	06/30/2023	1,131,763

Pharmaceuticals - 1.8%
3,559,205	Endo Luxembourg Finance I Company S.A.R.L., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	09/26/2022	3,582,091
2,929,559	Vizient, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	02/13/2023	2,979,464

					6,561,555

Retailers (other than Food/Drug) - 5.0%
3,047,738	Harbor Freight Tools USA, Inc., Senior Secured 1st Lien Term Loan	3.89%	#	08/18/2023	3,095,770
1,980,000	Jo-Ann Stores LLC, Senior Secured 1st Lien Term Loan	6.00%	#	09/29/2023	1,998,563
3,552,663	Leslie’s Poolmart, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	08/16/2023	3,599,309
3,171,089	National Vision, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	03/12/2021	3,163,161
2,972,508	Party City Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.21%	#	08/19/2022	3,005,726
3,028,410	Tumi Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.02%	#	05/12/2023	3,080,771
275,000	Wilsonart LLC, Senior Secured 1st Lien Term Loan, Tranche C	4.50%	#	12/31/2023	277,835

					18,221,135

Technology - 5.9%
3,388,896	Avago Technologies Ltd., Guaranteed Senior Secured 1st Lien Term Loan, B3	3.70%	#	02/01/2023	3,442,491
2,915,000	Dell International LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.02%	#	09/07/2023	2,968,694
1,975,000	JDA Software Group, Inc., Senior Secured 1st Lien Term Loan	4.50%	#	09/22/2023	1,999,934
1,982,757	Micron Technology, Inc., Guaranteed Senior Secured 1st Lien, Tranche B1	4.52%	#	04/26/2022	2,016,960
2,935,000	Seahawk Holding Ltd., Senior Secured 1st Lien Term Loan	7.00%	#	09/27/2022	2,979,040
3,049,675	Solarwinds Holdings, Inc., Guaranteed Senior Secured 1st Lien, Tranche B	5.50%	#	02/03/2023	3,092,431
2,915,768	Vertafore Holdings Corporation Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	06/30/2023	2,931,119
1,965,000	Western Digital Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.52%	#	04/28/2023	1,999,388

					21,430,057

Telecommunications - 3.9%
3,080,000	Genesy’s Telecommunications, Inc., Senior Secured 1st Lien Term Loan, Tranche B	6.25%	#	11/17/2023	3,142,570
3,385,000	Level 3 Financing, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche BII	3.50%	#	05/31/2022	3,430,833
184,522	LTS Buyer LLC, Guaranteed Senior Secured 1st Lien Term Loan, Trance B	4.25%	#	04/13/2020	186,021
2,960,000	Telesat Canada, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	11/30/2023	3,007,153
2,934,714	T-Mobile USA, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.52%	#	11/09/2022	2,975,521
1,420,743	Yankee Cable Acquisition LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	02/28/2020	1,425,183

					14,167,281

Transportation - 1.7%
2,887,490	Americold Realty Trust, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.75%	#	12/01/2022	2,925,403
3,101,022	PODS LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	02/02/2022	3,137,847

					6,063,250

Utilities - 0.9%
3,387,239	EFS Cogen Holdings I LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	06/28/2023	3,421,112

Total Bank Loans (Cost $320,336,265)					323,751,985

Foreign Corporate Bonds - 0.8%
Containers and Glass Products - 0.8%
3,000,000	Ardagh Packaging Finance	4.63%	^	05/15/2023	2,973,750

Total Foreign Corporate Bonds (Cost $3,043,559)					2,973,750

US Corporate Bonds - 1.1%
Food/Drug Retailers - 0.3%
1,010,000	Albertson’s Holdings LLC	5.75%	^	03/15/2025	1,002,425

Health Care Providers & Services - 0.3%
1,000,000	Centene Corporation	4.75%		01/15/2025	978,750

Media - 0.5%
1,000,000	CSC Holdings LLC	5.50%	^	04/15/2027	1,015,000
1,000,000	Live Nation Entertainment, Inc.	4.88%	^	11/01/2024	1,005,000

					2,020,000

Total US Corporate Bonds (Cost $4,018,814)					4,001,175

Short Term Investments - 19.4%
23,456,379	BlackRock Liquidity Funds FedFund - Institutional Shares	0.41%	t		23,456,379
23,546,379	Fidelity Institutional Money Market Government Portfolio - Class I	0.39%	t		23,546,379
23,274,359	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.44%	t		23,274,359

Total Short Term Investments (Cost $70,277,117)					70,277,117

Total Investments - 110.7% (Cost $397,675,755)					401,004,027
Liabilities in Excess of Other Assets - (10.7)%					(38,662,388)

NET ASSETS - 100.0%					$362,341,639

#	Variable rate security. Rate disclosed as of December 31, 2016.
^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2016, the value of these securities amounted to $5,996,175 or 1.7% of net assets.
¥	Illiquid security. At December 31, 2016, the value of these securities amounted to $2,009,199 or 0.6% of net assets.
t	Seven-day yield as of December 31, 2016
PIK	A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows+:

Tax Cost of Investments	$397,680,723

Gross Tax Unrealized Appreciation	4,054,413
Gross Tax Unrealized Depreciation	(731,109)

Net Tax Unrealized Appreciation (Depreciation)	$3,323,304

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Bank Loans	89.4%
Short Term Investments	19.4%
US Corporate Bonds	1.1%
Foreign Corporate Bonds	0.8%
Other Assets and Liabilities	(10.7)%

100.0%

DoubleLine Shiller Enhanced CAPE®

Schedule of Investments

December 31, 2016 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 3.9%
212,893	AVANT Loans Funding Trust, Series 2016-B-A	3.92%	^	08/15/2019	213,951
97,003	Blue Elephant Loan Trust, Series 2015-1-A	3.12%	^	12/15/2022	97,253
1,000,000	Citi Held For Asset Issuance, Series 2015-PM1-B	2.93%	^	12/15/2021	995,993
639,014	Conn’s Receivables Funding LLC, Series 2015-A-A	4.57%	^	09/15/2020	640,088
195,896	Consumer Credit Origination Loan Trust, Series 2015-1-A	2.82%	^	03/15/2021	196,027
425,278	Consumer Installment Loan Trust, Series 2016-LD1-A	3.96%	^	07/15/2022	426,754
2,500,000	Flagship Credit Auto Trust, Series 2016-3-B	2.43%	^	06/15/2021	2,478,147
8,120,000	Flagship Credit Auto Trust, Series 2016-4-C	2.71%	^	11/15/2022	7,978,640
5,288,204	HERO Funding Trust, Series 2016-1A-A	4.05%	^	09/20/2041	5,393,264
5,000,000	LendingClub Issuance Trust, Series 2016-NP2-A	3.00%	^	01/17/2023	5,012,500
343,606	MarketPlace Loan Trust, Series 2015-AV2-A	4.00%	^	10/15/2021	344,562
4,000,000	OneMain Direct Auto Receivables Trust, Series 2016-1A-B	2.76%	^	05/15/2021	3,997,498
3,218,573	OneMain Financial Issuance Trust, Series 2014-1A-A	2.43%	^	06/18/2024	3,219,050
3,000,000	Oportun Funding LLC, Series 2016-B-A	3.69%	^	07/08/2021	3,001,445
3,000,000	Oportun Funding LLC, Series 2016-C-A	3.28%	^	11/08/2021	2,983,519
7,000,000	RCO Trust, Series 2016-SFR1-A	3.75%	#^	11/25/2051	7,060,900
9,152,250	Sierra Timeshare Receivables Funding LLC, Series 2016-3A-A	2.43%	^	10/20/2033	9,019,331
2,509,545	SoFi Consumer Loan Program LLC, Series 2016-1-A	3.26%	^	08/25/2025	2,516,264
2,898,148	SoFi Consumer Loan Program LLC, Series 2016-3-A	3.05%	^	12/26/2025	2,891,642
1,724,211	SoFi Consumer Loan Program LLC, Series 2016-2-A	3.09%	^	10/27/2025	1,724,616
4,706,399	SpringCastle America Funding LLC, Series 2016-AA-A	3.05%	^	04/25/2029	4,734,407
9,000,000	Springleaf Funding Trust, Series 2016-AA-A	2.90%	^	11/15/2029	8,982,387
2,413,163	Spruce Asset Backed Securities Trust, Series 2016-E1-A	4.32%	^	06/15/2028	2,374,203
1,000,000	Westlake Automobile Receivables Trust, Series 2016-2A-B	2.30%	^	11/15/2019	1,001,079

Total Asset Backed Obligations (Cost $77,409,461)					77,283,520

Bank Loans - 2.2%
557,323	Acadia Healthcare Company, Inc., Guaranteed Senior Secured 1st Lient Term Loan, Tranche B2	3.76%	#	02/16/2023	562,896
658,489	AdvancePierre Foods, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	06/02/2023	669,931
550,983	Albertson’s Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B4	3.75%	#	08/25/2021	558,272
306,803	AlixPartners LLP, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	07/28/2022	309,899
566,243	American Renal Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	08/20/2019	568,720
164,581	American Tire Distributors, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	09/01/2021	164,410
255,715	Americold Realty Trust, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.75%	#	12/01/2022	259,073
365,368	Ardagh Packaging Finance, Guaranteed Senior Secured 1st Lien Delayed-Draw Term Loan, Tranche B	4.00%	#	12/17/2019	370,164
189,525	Aspen Merger Sub, Inc., Senior Secured 1st Lien Term Loan	5.25%	#	09/26/2023	192,605
120,000	Asurion LLC, Senior Secured 1st Lien Term Loan, Tranche B2	4.02%	#	07/08/2020	121,219
542,878	Avago Technologies Ltd., Guaranteed Senior Secured 1st Lien Term Loan, B3	3.70%	#	02/01/2023	551,463
638,752	Avantor Performance Materials Holdings, Inc., Guaranteed Senior Secured 1st Lien, Term Loan, Tranche B	6.00%	#	06/21/2022	651,527
372,766	B&G Foods, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	11/02/2022	378,258
354,091	B/E Aerospace, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.89%	#	12/16/2021	356,481
337,702	Beacon Roofing Supply, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.72%	#	10/03/2022	341,361
558,042	Berry Plastics Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche H	3.75%	#	10/03/2022	564,409
549,150	Boyd Gaming Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.76%	#	09/15/2023	556,602
563,500	Burger King Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.75%	#	12/10/2021	569,312
340,357	Capital Automotive LP, Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	04/10/2019	344,346
237,992	Cengage Learning, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	06/07/2023	232,229
337,799	Charter Communications Operating LLC, Guaranteed Senior Secured 1st Lien Term Loan Tranche B	3.01%	#	01/15/2024	340,332
334,884	CHG Healthcare, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	06/07/2023	339,279
337,582	CSC Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.88%	#	09/09/2024	341,802
352,663	CSM Bakery Supplies LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	07/03/2020	320,394
351,152	Dealer Tire LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	12/22/2021	356,859
320,000	Dell International LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.02%	#	09/07/2023	325,894
940,000	DJO Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	06/24/2020	904,163
540,218	EFS Cogen Holdings I LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	06/28/2023	545,620
316,305	Eldorado Resorts, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	07/23/2022	318,973
599,530	Emerald Expositions Holdings, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	06/17/2020	604,026
347,072	Endo Luxembourg Finance I Company S.A.R.L., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	09/26/2022	349,304
334,733	Ensemble S Merger Sub, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	09/30/2022	338,395
338,150	Envision Healthcare Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C	4.00%	#	11/17/2023	342,589
88,909	Federal-Mogul Holdings Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C	4.75%	#	04/15/2021	88,242
373,262	Ferrara Candy Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.50%	#	06/15/2023	376,586
341,841	Filtration Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	11/20/2020	344,938
529,234	First Data Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.47%	#	03/24/2021	536,032
75,000	Flex Acquisition, Senior Secured 1st Lien Term Loan	4.25%	#	12/15/2023	75,789
410,000	Four Seasons Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	11/21/2023	416,150
285,000	Galleria Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	01/26/2023	286,914
400,000	Genesy’s Telecom, Inc., Senior Secured 1st Lien Term Loan, Tranche B	6.25%	#	11/17/2023	408,126
124,375	GTCR Valor Companies, Inc., Senior Secured 1st Lien Term Loan, Tranche B	7.00%	#	06/16/2023	123,520
160,000	GTT Communications, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	5.00%	#	01/09/2024	162,734
415,915	Guggenheim Partners Investment Management Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.51%	#	07/21/2023	420,282
414,200	Harbor Freight Tools USA, Inc., Senior Secured 1st Lien Term Loan	3.89%	#	08/18/2023	420,728
395,000	Harsco Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	6.00%	#	10/27/2023	404,134
99,750	HCA, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B7	3.75%	#	02/15/2024	101,083
340,636	Hostess Brands LLC, Guaranteed Senior Secured 1st Lien Term Loan	4.00%	#	08/03/2022	344,937
337,828	Huntsman International LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.91%	#	03/31/2023	341,909
390,000	JDA Software Group, Inc., Senior Secured 1st Lien Term Loan	4.50%	#	09/22/2023	394,924
367,686	Jeld-Wen, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.75%	#	07/01/2022	372,798
225,000	Jo-Ann Stores LLC, Senior Secured 1st Lien Term Loan	6.00%	#	09/29/2023	227,109
625,073	Kar Auction Services, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B3	4.50%	#	03/09/2023	634,546
324,054	Keurig Green Mountain, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	03/03/2023	329,549
346,745	KIK Custom Products, Inc., Senior Secured 1st Lien Term Loan, Tranche B	6.00%	#	08/26/2022	350,646
112,069	Kloeckner Pentaplast of America, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	04/28/2020	113,190
262,242	Kloeckner Pentaplast of America, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	04/28/2020	264,865
195,000	Kraton Polymers LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	01/06/2022	197,577
350,000	Kronos, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	10/20/2023	354,923
339,150	Leslie’s Poolmart, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	08/16/2023	343,603
562,209	Life Time Fitness, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	06/10/2022	566,777
105,000	Lightstone Generation LLC, Senior Secured 1st Lien Term Loan, Tranche B	6.50%	#	01/31/2024	106,487
10,000	Lightstone Generation LLC, Senior Secured 1st Lien Term Loan, Tranche C	6.50%	#	12/15/2023	10,142
320,026	Live Nation Entertainment, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.31%	#	10/26/2023	323,227
205,000	Lonestar Intermediate Super Holdings LLC, Senior Unsecured Term Loan	10.00%	#	08/31/2021	211,663
19,948	LTS Buyer LLC, Guaranteed Senior Secured 1st Lien Term Loan, Trance B	4.25%	#	04/13/2020	20,110
260,878	Manitowoc Foodservice, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.75%	#	03/03/2023	265,444
584,736	Match Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.20%	#	11/16/2022	594,238
178,988	McGraw Hill Financial, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	05/04/2022	179,492
557,724	MGM Growth Properties, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.50%	#	04/25/2023	564,994
399,724	Micron Technology, Inc., Guaranteed Senior Secured 1st Lien, Tranche B1	4.52%	#	04/26/2022	406,620
345,924	Microsemi Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	01/17/2023	349,859
47,455	Mission Broadcasting, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.00%	#	09/26/2023	47,936
85,000	Mitchell International, Inc., Guaranteed Secured 2nd Lien Term Loan	8.50%	#	10/11/2021	84,511
129,675	Mohegan Tribal Gaming Authority, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.50%	#	09/30/2023	131,013
332,688	MPH Acquisition Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	06/07/2023	339,046
371,245	National Vision, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	03/12/2021	370,317
568,400	NBTY, Inc., Senior Secured 1 Lien Term Loan, Tranche B	5.00%	#	05/05/2023	573,996
742,545	Nexstar Broadcasting, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.00%	#	09/26/2023	750,086
336,843	Nord Anglia Education Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	03/31/2021	342,423
349,125	ON Semiconductor Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.02%	#	03/31/2023	354,205
359,263	Party City Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.21%	#	08/19/2022	363,278
376,165	Pharmaceutical Product Development LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	08/18/2022	380,868
292,448	Pinnacle Food Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche I	3.51%	#	01/13/2023	297,627
385,000	Piscine US Acquisition LLC, Guaranteed Senior Secured 1st Lien Term Loan	5.50%	#	12/14/2023	388,611
341,441	PODS LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	02/02/2022	345,495
367,186	PolyOne Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.50%	#	11/11/2022	371,949
584,792	PQ Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	11/04/2022	593,382
394,010	Precyse Acquisition Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	6.50%	#	10/20/2022	399,920
115,000	Prime Security Services Borrower LLC, Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	05/02/2022	116,912
170,000	Quikrete Holdings, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	11/03/2023	171,948
360,000	RCN Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	12/11/2023	363,024
398,982	RentPath LLC, Senior Secured 1st Lien Term Loan, Tranche B	6.25%	#¥	12/17/2021	392,997
339,150	Revlon Consumer Products Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.31%	#	09/07/2023	343,157
392,580	Reynolds Group Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	02/06/2023	398,335
379,350	Safway Group Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.75%	#	08/18/2023	385,435
185,611	Scientific Games International, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	6.00%	#	10/01/2021	188,266
340,000	Seahawk Holding Ltd., Senior Secured 1st Lien Term Loan	7.00%	#	09/27/2022	345,102
400,000	Select Medical Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche F	6.00%	#	03/03/2021	407,000
215,000	Sinclair Television Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.18%	#	01/31/2024	215,269
372,342	Solarwinds Holdings, Inc., Guaranteed Senior Secured 1st Lien, Tranche B	5.50%	#	02/03/2023	377,562
98,140	Solenis International LP, Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	07/31/2021	98,579
389,020	Solera LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.75%	#	03/03/2023	394,855
390,000	SRS Distribution, Inc., Senior Secured 1st Lien Term Loan	5.25%	#	08/20/2022	396,581
341,342	Summit Materials LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	07/18/2022	344,971
586,603	Surgery Center Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.75%	#	11/03/2020	592,469
370,000	Telesat Canada, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	11/30/2023	375,894
337,160	T-Mobile USA, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.52%	#	11/09/2022	341,848
562,159	Tribune Media Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.77%	#	12/24/2020	567,850
246,383	Tumi Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.02%	#	05/12/2023	250,642
355,000	UFC Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	08/18/2023	360,148
551,719	Univar, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	07/01/2022	557,810
343,611	Univision Communications Inc, Guaranteed Senior Secured 1st Lien Term Loan, Tranche C3	4.00%	#	02/28/2020	345,942
327,297	US Renal Care, Inc., Senior Secured 1st Lien Term Loan	5.25%	#	12/30/2022	308,068
346,801	USAGM HoldCo LLC, Senior Secured 1st Lien Term Loan	4.75%	#	07/28/2022	349,295
339,363	Vertafore Holdings Corporation Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	06/30/2023	341,149
345,000	Virgin Media Bristol LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche I	2.75%	#	01/31/2025	347,049
369,766	Vizient, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	02/13/2023	376,065
390,000	Western Digital Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.52%	#	04/28/2023	396,825
126,967	Western Refining, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	5.50%	#	06/30/2023	127,840
30,000	Wilsonart LLC, Senior Secured 1st Lien Term Loan, Tranche C	4.50%	#	12/31/2023	30,309
360,000	WMG Acquisition Corporation, Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	10/20/2023	363,863
125,966	Yankee Cable Acquisition LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	02/28/2020	126,360
222,272	York Risk Services Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	10/01/2021	211,436

Total Bank Loans (Cost $42,881,463)					43,231,212

Collateralized Loan Obligations - 13.2%
1,000,000	Adams Mill Ltd., Series 2014-1A-A1	2.36%	#^	07/15/2026	998,446
250,000	Adams Mill Ltd., Series 2014-1A-D1	4.38%	#^	07/15/2026	229,359
3,935,000	ALM LLC, Series 2014-14A-A1	2.32%	#^	07/28/2026	3,941,784
5,000,000	ALM LLC, Series 2016-19A-A1	2.18%	#^	07/15/2028	5,014,321
2,500,000	ALM LLC, Series 2016-19A-A2	2.83%	#^	07/15/2028	2,505,817
10,000,000	Anchorage Capital Ltd., Series 2012-1A-A2R	2.97%	#^	01/13/2027	10,024,684
1,600,000	Anchorage Capital Ltd., Series 2014-4A-A1A	2.34%	#^	07/28/2026	1,601,202
2,000,000	Apidos Ltd., Series 2013-16A-A1	2.33%	#^	01/19/2025	2,004,637
10,000,000	Apidos Ltd., Series 2014-18A-A1	2.29%	#^	07/22/2026	9,995,427
500,000	Apidos Ltd., Series 2014-19A-D	4.63%	#^	10/17/2026	499,539
1,000,000	Apidos Ltd., Series 2015-20A-A1R	2.24%	#^	01/16/2027	1,000,665
5,000,000	Apidos Ltd., Series 2016-24A-A2	2.70%	#^	07/20/2027	5,002,615
500,000	ARES Ltd., Series 2014-1A-A2	2.88%	#^	04/17/2026	500,477
551,237	ARES Ltd., Series 2014-30A-A2	1.73%	#^	04/20/2023	550,482
2,410,000	Arrowpoint Ltd., Series 2014-2A-A1L	2.45%	#^	03/12/2026	2,416,258
250,000	Avery Point Ltd., Series 2013-2A-D	4.33%	#^	07/17/2025	243,033
6,000,000	Avery Point Ltd., Series 2013-3A-A	2.28%	#^	01/18/2025	6,003,283
500,000	Avery Point Ltd., Series 2014-1A-C	3.98%	#^	04/25/2026	505,011
500,000	Babson Ltd., Series 2014-3A-C1	3.88%	#^	01/15/2026	501,260
500,000	Babson Ltd., Series 2014-3A-D2	4.93%	#^	01/15/2026	502,860
2,500,000	Babson Ltd., Series 2015-2A-D	4.68%	#^	07/20/2027	2,468,751
1,000,000	Betony Ltd., Series 2015-1A-D	4.48%	#^	04/15/2027	954,255
500,000	Birchwood Park Ltd., Series 2014-1A-C2	4.03%	#^	07/15/2026	500,450
500,000	Birchwood Park Ltd., Series 2014-1A-D2	5.08%	#^	07/15/2026	499,778
640,770	BlueMountain Ltd., Series 2012-1A-A	2.20%	#^	07/20/2023	641,410
2,500,000	BlueMountain Ltd., Series 2013-1A-A1R	2.11%	#^	01/22/2029	2,505,409
2,500,000	BlueMountain Ltd., Series 2013-4A-A	2.38%	#^	04/15/2025	2,501,703
4,000,000	BlueMountain Ltd., Series 2015-3A-A1	2.36%	#^	10/20/2027	4,008,651
3,550,000	Bridgeport Ltd., Series 2006-1A-C	2.38%	#^	07/21/2020	3,536,842
1,500,000	Canyon Capital Ltd., Series 2014-1A-B	3.54%	#^	04/30/2025	1,476,151
5,800,000	Canyon Capital Ltd., Series 2016-2A-B	2.85%	#^	10/15/2028	5,790,693
500,000	Carlyle Global Market Strategies Ltd., Series 2014-3A-B	4.04%	#^	07/27/2026	500,658
500,000	Carlyle Global Market Strategies Ltd., Series 2014-3A-C2	5.09%	#^	07/27/2026	500,688
2,000,000	Carlyle Global Market Strategies Ltd., Series 2015-1A-A	2.41%	#^	04/20/2027	2,004,378
1,155,650	Carlyle High Yield Partners Ltd., Series 2007-10A-A1	1.10%	#^	04/19/2022	1,155,638
803,095	Carlyle High Yield Partners Ltd., Series 2007-10A-A2A	1.09%	#^	04/19/2022	803,141
250,000	Catamaran Ltd., Series 2014-1A-B	3.53%	#^	04/20/2026	246,201
2,000,000	Catamaran Ltd., Series 2015-1A-A	2.43%	#^	04/22/2027	2,002,371
1,000,000	Catamaran Ltd., Series 2015-1A-B	3.08%	#^	04/22/2027	1,002,432
1,000,000	Cent Ltd., Series 2013-19A-A1A	2.22%	#^	10/29/2025	1,000,604
1,000,000	Cent Ltd., Series 2014-21A-A1A	2.38%	#^	07/27/2026	1,001,474
250,000	Cent Ltd., Series 2014-22A-C	4.63%	#^	11/07/2026	243,142
7,000,000	Cornerstone Ltd., Series 2007-1A-A2	1.38%	#^	07/15/2021	7,006,096
1,000,000	Dryden Senior Loan Fund, Series 2014-31A-B	2.78%	#^	04/18/2026	1,002,594
1,029,057	Eaton Vance Ltd., Series 2006-8A-A	1.16%	#^	08/15/2022	1,025,195
2,500,000	Eaton Vance Ltd., Series 2006-8A-B	1.56%	#^	08/15/2022	2,471,946
500,000	Flatiron Ltd., Series 2013-1A-B	3.63%	#^	01/17/2026	498,976
250,000	Flatiron Ltd., Series 2014-1A-C	4.18%	#^	07/17/2026	229,954
3,212,086	Franklin Ltd., Series 2007-6A-A	1.12%	#^	08/09/2019	3,203,558
7,800,000	Galaxy Ltd., Series 2014-18A-A	2.35%	#^	10/15/2026	7,804,290
500,000	Galaxy Ltd., Series 2014-18A-D1	4.58%	#^	10/15/2026	478,137
500,000	Halcyon Loan Advisors Funding Ltd., Series 2012-1X-A2	3.41%	#	08/15/2023	502,466
500,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-C	3.59%	#^	08/01/2025	490,119
250,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-D	4.69%	#^	08/01/2025	226,764
500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-C	4.39%	#^	04/28/2025	454,510
3,000,000	Hildene Ltd., Series 2015-4A-A1A	2.38%	#^	07/23/2027	2,995,674
1,000,000	Inwood Park Ltd., Series 2006-1A-B	1.27%	#^	01/20/2021	1,000,331
5,000,000	Jamestown Ltd., Series 2013-3A-A1A	2.33%	#^	01/15/2026	4,994,554
3,000,000	Jamestown Ltd., Series 2014-4A-A1A	2.38%	#^	07/15/2026	3,002,157
1,000,000	Jamestown Ltd., Series 2015-6A-A1A	2.51%	#^	02/20/2027	1,004,585
500,000	LCM LP, Series 10AR-BR	2.43%	#^	04/15/2022	500,611
500,000	LCM LP, Series 10AR-CR	3.73%	#^	04/15/2022	502,500
500,000	LCM LP, Series 11A-B	3.03%	#^	04/19/2022	501,232
250,000	LCM LP, Series 11A-D2	4.83%	#^	04/19/2022	250,618
10,000,000	LCM LP, Series 14A-A	2.03%	#^	07/15/2025	10,004,083
500,000	LCM LP, Series 14A-D	4.38%	#^	07/15/2025	496,481
500,000	LCM LP, Series 15A-C	4.03%	#^	08/25/2024	500,588
250,000	LCM LP, Series 16A-D	4.48%	#^	07/15/2026	243,027
1,800,000	Limerock Ltd., Series 2014-2A-A	2.38%	#^	04/18/2026	1,802,324
10,000,000	Madison Park Funding Ltd., Series 2013-11A-A2	2.18%	#^	10/23/2025	10,011,868
250,000	Madison Park Funding Ltd., Series 2014-13A-D	4.23%	#^	01/19/2025	247,405
250,000	Madison Park Funding Ltd., Series 2014-14A-C1	3.98%	#^	07/20/2026	250,068
1,000,000	Madison Park Funding Ltd., Series 2014-14A-D	4.48%	#^	07/20/2026	999,277
1,000,000	Madison Park Funding Ltd., Series 2014-15A-C	4.59%	#^	01/27/2026	1,001,813
1,000,000	Magnetite Ltd., Series 2014-11A-C	4.48%	#^	01/18/2027	996,111
1,000,000	MAPS Fund Ltd., Series 2007-2A-B	1.78%	#^	07/20/2022	982,901
500,000	Nautique Funding Ltd., Series 2006-1A-C	2.58%	#^	04/15/2020	499,567
500,000	North End Ltd., Series 2013-1A-C	3.63%	#^	07/17/2025	496,904
250,000	North End Ltd., Series 2013-1A-D	4.38%	#^	07/17/2025	234,360
500,000	Ocean Trails, Series 2006-1A-A2	1.32%	#^	10/12/2020	500,500
1,364,702	Octagon Investment Partners Ltd., Series 2012-1A-AR	2.15%	#^	05/05/2023	1,366,342
3,750,000	Octagon Investment Partners Ltd., Series 2013-1A-A	2.00%	#^	07/17/2025	3,743,819
1,000,000	Octagon Investment Partners Ltd., Series 2014-1A-A	2.36%	#^	11/25/2025	1,001,201
2,500,000	Octagon Investment Partners Ltd., Series 2014-1A-A	2.40%	#^	04/15/2026	2,504,265
750,000	Octagon Investment Partners Ltd., Series 2014-1A-C	4.55%	#^	11/14/2026	737,096
1,500,000	OZLM Funding Ltd., Series 2013-5A-A1	2.38%	#^	01/17/2026	1,501,835
1,000,000	OZLM Ltd., Series 2015-11A-A1A	2.44%	#^	01/30/2027	1,001,200
3,000,000	Palmer Square Ltd., Series 2013-2A-A1B	3.12%	^	10/17/2025	3,008,217
500,000	Pinnacle Park Ltd., Series 2014-1A-C	3.98%	#^	04/15/2026	500,255
1,488,925	Race Point Ltd., Series 2011-5A-AR	2.26%	#^	12/15/2022	1,490,267
250,000	Race Point Ltd., Series 2012-6A-CR	4.04%	#^	05/24/2023	251,560
250,000	Race Point Ltd., Series 2012-6A-DR	5.04%	#^	05/24/2023	250,026
500,000	Regatta Funding Ltd., Series 2014-1A-A1A	2.44%	#^	10/25/2026	500,592
535,512	Silverado Ltd., Series 2006-2A-A1	1.12%	#^	10/16/2020	536,088
500,000	Slater Mill Loan Fund, Series 2012-1A-B	3.56%	#^	08/17/2022	500,399
1,944,000	Sound Harbor Loan Fund Ltd., Series 2014-1A-A1	2.39%	#^	10/30/2026	1,946,293
250,000	Steele Creek Ltd., Series 2014-1A-A1	2.51%	#^	08/21/2026	250,298
5,000,000	Stewart Park Ltd., Series 2015-1A-B	2.88%	#^	04/15/2026	5,010,709
4,210,795	Symphony Ltd., Series 2012-8A-AR	1.98%	#^	01/09/2023	4,207,036
2,000,000	Symphony Ltd., Series 2013-11A-A	2.18%	#^	01/17/2025	2,005,023
1,500,000	Symphony Ltd., Series 2013-11A-B1	3.08%	#^	01/17/2025	1,501,105
1,500,000	Symphony Ltd., Series 2013-11A-C	4.03%	#^	01/17/2025	1,502,850
3,500,000	TCI-Cent Ltd., Series 2016-1A-A1	2.45%	#^	12/21/2029	3,497,998
6,000,000	TCI-Cent Ltd., Series 2016-1A-A2	3.13%	#^	12/21/2029	5,994,060
2,000,000	TCI-Flatiron Ltd, Series 2016-1A-B	2.86%	#^	07/17/2028	2,004,887
500,000	Thacher Park Ltd., Series 2014-1A-C	3.93%	#^	10/20/2026	500,125
500,000	Thacher Park Ltd., Series 2014-1A-D1	4.41%	#^	10/20/2026	486,930
580,594	Venture Ltd., Series 2007-8A-A2A	1.10%	#^	07/22/2021	576,154
1,000,000	Venture Ltd., Series 2012-11A-AR	2.20%	#^	11/14/2022	998,238
500,000	Venture Ltd., Series 2013-14A-B1	2.79%	#^	08/28/2025	498,897
2,620,000	Venture Ltd., Series 2014-16A-A1L	2.38%	#^	04/15/2026	2,624,470
6,000,000	Venture Ltd., Series 2014-17A-A	2.36%	#^	07/15/2026	6,002,747
4,000,000	Venture Ltd., Series 2014-18A-A	2.33%	#^	10/15/2026	4,004,826
6,000,000	Venture Ltd., Series 2014-18A-B	2.78%	#^	10/15/2026	5,977,467
5,000,000	Vibrant Ltd., Series 2015-3A-A1R	2.39%	#^	04/20/2026	5,000,953
3,500,000	Vibrant Ltd., Series 2016-5A-B	3.05%	#^	01/20/2029	3,499,321
1,000,000	Voya Ltd., Series 2006-3A-B	1.56%	#^	12/13/2020	1,002,945
3,750,000	Voya Ltd., Series 2013-2A-A1	2.03%	#^	04/25/2025	3,753,049
3,060,000	Voya Ltd., Series 2014-4A-A1	2.38%	#^	10/14/2026	3,061,095
1,000,000	Washington Mill Ltd., Series 2014-1A-A1	2.38%	#^	04/20/2026	999,539
6,150,000	WhiteHorse Ltd., Series 2014-1A-A	2.39%	#^	05/01/2026	6,107,651
4,600,000	Wind River Ltd., Series 2013-1A-A1	2.03%	#^	04/20/2025	4,595,887
5,000,000	Wind River Ltd., Series 2016-1A-C	3.23%	#^	07/15/2028	4,997,309

Total Collateralized Loan Obligations (Cost $259,563,632)					260,301,148

Foreign Corporate Bonds - 7.8%
2,500,000	Adani Ports & Special Economic Zone Ltd.	3.50%		07/29/2020	2,489,068
2,500,000	Aeropuerto Internacional de Tocumen S.A.	5.75%		10/09/2023	2,618,750
200,000	Aeropuertos Dominicanos	9.75%		11/13/2019	209,000
1,000,000	AES Gener S.A.	5.25%		08/15/2021	1,049,659
1,000,000	Agromercantil Senior Trust	6.25%		04/10/2019	1,030,540
200,000	Agromercantil Senior Trust	6.25%	^	04/10/2019	206,108
1,985,000	AstraZeneca PLC	1.75%		11/16/2018	1,988,694
800,000	Avianca Holdings S.A.	8.38%		05/10/2020	816,000
200,000	Avianca Holdings S.A.	8.38%	^	05/10/2020	204,000
2,500,000	Axiata SPV2 BHD	3.47%		11/19/2020	2,521,670
500,000	Banco Davivienda S.A.	2.95%		01/29/2018	503,600
200,000	Banco de Bogota S.A.	5.00%		01/15/2017	200,148
2,600,000	Banco de Costa Rica	5.25%		08/12/2018	2,635,620
200,000	Banco de Credito del Peru	2.25%	^	10/25/2019	197,750
2,500,000	Banco del Estado de Chile	3.88%		02/08/2022	2,560,607
1,500,000	Banco GNB Sudameris S.A.	3.88%		05/02/2018	1,496,250
2,000,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%		05/07/2020	2,017,000
400,000	Banco Nacional de Comercio Exterior S.N.C.	3.80%	#^	08/11/2026	375,500
3,100,000	Banco Nacional de Comercio Exterior S.N.C.	3.80%	#	08/11/2026	2,910,125
1,500,000	Banco Nacional de Costa Rica	4.88%		11/01/2018	1,516,050
500,000	Banco Nacional de Costa Rica	5.88%	^	04/25/2021	505,000
1,000,000	Banco Nacional de Costa Rica	5.88%		04/25/2021	1,013,750
600,000	Banco Regional SAECA	8.13%		01/24/2019	636,750
2,100,000	Banco Santander	5.95%	#	01/30/2024	2,147,250
2,000,000	Bancolombia S.A.	6.13%		07/26/2020	2,135,000
2,395,000	Bank of Montreal	1.50%		07/18/2019	2,363,465
1,665,000	Bank of Montreal	2.10%		12/12/2019	1,664,680
1,000,000	BBVA Banco Continental S.A.	3.25%		04/08/2018	1,010,000
2,650,000	BBVA Bancomer S.A.	6.01%	#	05/17/2022	2,656,625
1,000,000	Bharat Petroleum Corporation Ltd.	4.63%		10/25/2022	1,048,480
135,000	BP Capital Markets PLC	1.85%		05/05/2017	135,298
937,000	BP Capital Markets PLC	1.67%		02/13/2018	937,988
2,200,000	BP Capital Markets PLC	1.68%		05/03/2019	2,184,631
2,055,000	British Telecommunications PLC	5.95%		01/15/2018	2,142,027
50,000	Camposol S.A.	10.50%	^	07/15/2021	48,125
300,000	Celulosa Arauco y Constitucion S.A.	7.25%		07/29/2019	332,267
1,250,000	Celulosa Arauco y Constitucion S.A.	5.00%		01/21/2021	1,315,436
2,000,000	Celulosa Arauco y Constitucion S.A.	4.75%		01/11/2022	2,083,334
800,000	Cemex S.A.B. de C.V.	5.63%	#	10/15/2018	837,000
1,000,000	Central American Bottling Corporation	6.75%		02/09/2022	1,025,000
3,500,000	CNOOC Finance Ltd.	2.63%		05/05/2020	3,489,479
1,000,000	CNPC General Capital Ltd.	2.75%		05/14/2019	1,008,216
300,000	Colbun S.A.	6.00%		01/21/2020	324,345
3,500,000	Comision Federal de Electricidad	4.88%		05/26/2021	3,605,000
700,000	Corpbanca S.A.	3.88%		09/22/2019	722,621
500,000	CorpGroup Banking S.A.	6.75%		03/15/2023	476,940
500,000	Corporacion Financiera de Desarrollo S.A.	3.25%	^	07/15/2019	507,500
300,000	Corporacion Financiera de Desarrollo S.A.	3.25%		07/15/2019	304,500
700,000	Cosan Overseas Ltd.	8.25%	†	11/29/2049	701,400
880,000	Covidien International Finance S.A.	6.00%		10/15/2017	911,401
1,100,000	DBS Bank Ltd.	3.63%	#	09/21/2022	1,109,918
2,500,000	DBS Group Holdings Ltd.	3.60%	#†	12/29/2049	2,413,803
200,000	Delek & Avner Tamar Bond Ltd.	3.84%	^	12/30/2018	203,750
2,500,000	Delek & Avner Tamar Bond Ltd.	4.44%	^	12/30/2020	2,550,000
900,000	Digicel Ltd.	8.25%		09/30/2020	776,673
800,000	Digicel Ltd.	7.13%		04/01/2022	624,496
1,500,000	Empresa de Energia de Bogota S.A.	6.13%		11/10/2021	1,548,750
800,000	Empresas Publicas de Medellin E.S.P.	7.63%		07/29/2019	896,000
2,186,243	ENA Norte Trust	4.95%		04/25/2023	2,273,693
2,500,000	Export-Import Bank of India	3.13%		07/20/2021	2,490,167
2,000,000	Fondo Mivivienda S.A.	3.38%		04/02/2019	2,035,000
200,000	Global Bank Corporation	5.13%	^	10/30/2019	204,500
400,000	Global Bank Corporation	5.13%		10/30/2019	409,000
2,400,000	Global Bank Corporation	4.50%		10/20/2021	2,342,880
200,000	Globo Communicacao e Participacoes S.A.	5.31%	#	05/11/2022	201,000
900,000	Grupo Cementos de Chihuahua S.A.B de C.V.	8.13%		02/08/2020	936,000
700,000	Grupo Elektra S.A.B. de C.V.	7.25%		08/06/2018	705,600
1,300,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	1,183,000
617,314	Guanay Finance Ltd.	6.00%	^	12/15/2020	626,574
1,440,400	Guanay Finance Ltd.	6.00%		12/15/2020	1,462,006
2,000,000	Hutchison Whampoa International Ltd.	6.00%	#†	05/07/2017	2,025,000
1,100,000	Indian Oil Corporation, Ltd.	5.63%		08/02/2021	1,198,014
200,000	Inkia Energy Ltd.	8.38%	^	04/04/2021	208,000
300,000	Inkia Energy Ltd.	8.38%		04/04/2021	312,000
1,200,000	Instituto Costarricense de Electricidad	6.95%		11/10/2021	1,255,476
543,819	Interoceanica Finance Ltd.	0.00%		11/30/2018	528,864
1,500,000	Inversiones CMPC S.A.	4.75%		01/19/2018	1,529,382
1,500,000	Inversiones CMPC S.A.	4.50%		04/25/2022	1,524,723
1,700,000	IOI Investment BHD	4.38%		06/27/2022	1,720,429
800,000	Israel Electric Corporation Ltd.	2.63%	#	01/17/2018	800,185
1,500,000	Israel Electric Corporation Ltd.	5.63%		06/21/2018	1,564,350
1,500,000	Kia Motors Corporation	2.63%	^	04/21/2021	1,486,111
1,500,000	Malayan Banking BHD	3.25%	#	09/20/2022	1,506,997
800,000	Minerva Luxembourg S.A.	8.75%	#†	04/03/2019	825,000
2,210,000	Mylan N.V.	2.50%	^	06/07/2019	2,198,758
600,000	Nacional Financiera S.N.C.	3.38%		11/05/2020	602,250
200,000	OAS Investments GMBH	8.25%	Ω	10/19/2019	9,400
150,000	Odebrecht Finance Ltd.	7.50%	†	09/29/2049	91,500
2,500,000	ONGC Videsh Ltd.	3.25%		07/15/2019	2,535,875
1,000,000	Ooredoo Tamweel Ltd.	3.04%		12/03/2018	1,016,190
2,025,000	Orange S.A.	2.75%		02/06/2019	2,052,097
450,000	Orange S.A.	5.38%		07/08/2019	485,017
2,200,000	Oversea-Chinese Banking Corporation	4.00%	#	10/15/2024	2,260,621
693,922	Peru Enhanced Pass-Through Finance Ltd.	0.00%		05/31/2018	676,241
500,000	Peru Enhanced Pass-Through Finance Ltd.	0.00%		06/02/2025	402,145
1,900,000	Petroleos Mexicanos	3.50%		07/18/2018	1,921,850
2,200,000	Petronas Global Sukuk Ltd.	2.71%		03/18/2020	2,199,996
320,400	Ras Laffan Liquefied Natural Gas Company	5.30%		09/30/2020	338,022
250,000	Reliance Holdings, Inc.	4.50%		10/19/2020	263,728
2,000,000	Reliance Holdings, Inc.	5.40%		02/14/2022	2,162,552
2,990,000	Royal Bank of Canada	2.00%		12/10/2018	2,998,444
1,400,000	Shire Acquisitions Investments Ireland DAC	1.90%		09/23/2019	1,382,511
500,000	Sinopec Group Overseas Development Ltd.	2.50%	^	04/28/2020	496,742
500,000	Sinopec Group Overseas Development Ltd.	2.50%		04/28/2020	496,742
2,000,000	Sinopec Group Overseas Development Ltd.	2.75%		05/03/2021	1,977,504
500,000	Sinopec Group Overseas Development Ltd.	2.00%	^	09/29/2021	477,462
1,200,000	Tanner Servicios Financieros S.A.	4.38%		03/13/2018	1,221,000
1,400,000	Telefonica Celular del Paraguay S.A.	6.75%		12/13/2022	1,431,500
1,000,000	Telefonica Chile S.A.	3.88%		10/12/2022	1,007,756
2,200,000	Tencent Holdings Ltd.	2.88%		02/11/2020	2,208,976
300,000	Tencent Holdings Ltd.	2.88%	^	02/11/2020	301,224
750,000	Teva Pharmaceutical Finance Netherlands B.V.	1.70%		07/19/2019	737,026
3,225,000	Toronto Dominion Bank	1.75%		07/23/2018	3,230,244
1,971,000	Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	2,039,985
200,000	TV Azteca S.A.B. de C.V.	7.50%		05/25/2018	179,000
700,000	TV Azteca S.A.B. de C.V.	7.63%		09/18/2020	558,250
1,400,000	United Overseas Bank Ltd.	3.75%	#	09/19/2024	1,428,000
1,800,000	United Overseas Bank Ltd.	3.50%	#	09/16/2026	1,784,164
600,000	Want Want China Finance Ltd.	1.88%	^	05/14/2018	595,391
775,000	Westpac Banking Corporation	1.95%		11/23/2018	776,329
1,930,000	Westpac Banking Corporation	1.60%		08/19/2019	1,906,875

Total Foreign Corporate Bonds (Cost $155,022,361)					153,748,355

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 1.2%
965,000	Costa Rica Government International Bond	10.00%		08/01/2020	1,140,900
655,786	Dominican Republic International Bond	9.04%		01/23/2018	679,788
2,500,000	Dominican Republic International Bond	7.50%		05/06/2021	2,720,100
500,000	Hungary Government International Bond	4.00%		03/25/2019	518,400
900,000	Indonesia Government International Bond	4.88%		05/05/2021	955,000
900,000	Indonesia Government International Bond	3.70%	^	01/08/2022	904,272
4,100,000	Mexico Government International Bond	3.50%		01/21/2021	4,175,850
3,000,000	Panama Government International Bond	5.20%		01/30/2020	3,229,500
1,800,000	Perusahaan Penerbit SBSN	6.13%		03/15/2019	1,946,340
3,800,000	Qatar Government International Bond	2.38%		06/02/2021	3,725,281
2,500,000	Republic of Poland Government International Bond	5.13%		04/21/2021	2,730,850

Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $22,971,461)					22,726,281

Non-Agency Commercial Mortgage Backed Obligations - 12.4%
2,328,000	A10 LLC, Series 2016-1-A1	2.42%	^	03/15/2035	2,316,638
1,080,000	Americold 2010 LLC Trust, Series 2010-ARTA-C	6.81%	^	01/14/2029	1,208,436
404,000	Arbor Realty Ltd., Series 2016-FL1A-B	3.49%	#^	09/15/2026	406,271
200,000	BAMLL Commercial Mortgage Securities Trust, Series 2014-IP-E	2.72%	#^	06/15/2028	197,187
30,000,000	BAMLL Commercial Mortgage Securities Trust, Series 2015-200P-XA	0.38%	#^I/O	04/14/2033	872,580
500,000	Banc of America Commercial Mortgage Trust, Series 2007-5-AM	5.77%	#	02/10/2051	509,362
2,675,243	Banc of America Commercial Mortgage Trust, Series 2010-UB3-A4B2	5.76%	#^	05/15/2046	2,703,095
2,803,523	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17-A4	5.69%	#	06/11/2050	2,852,266
31,705	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW13-AJ	5.61%	#	09/11/2041	31,683
2,473,422	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW18-A4	5.70%		06/11/2050	2,526,814
500,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	476,706
1,055,000	BXHTL Mortgage Trust, Series 2015-JWRZ-A	1.93%	#^	05/15/2029	1,058,864
2,871,000	CD Commercial Mortgage Trust, Series 2007-CD4-AMFX	5.37%	#	12/11/2049	2,873,949
22,119,553	CFCRE Commercial Mortgage Trust, Series 2016-C3-XA	1.09%	#I/O	01/10/2048	1,617,981
3,222,000	CGCMT Trust, Series 2010-RR2-JA4B	6.07%	#^	02/19/2051	3,291,179
1,789,942	CGGS Commercial Mortgage Trust, Series 2016-RNDB-AFL	2.35%	#^	02/15/2033	1,795,588
933,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AM	5.71%	#	12/10/2049	946,478
1,500,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AMFX	5.71%	#^	12/10/2049	1,522,724
1,510,000	Citigroup Commercial Mortgage Trust, Series 2008-C7-AM	6.14%	#	12/10/2049	1,553,226
8,129,722	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	1.06%	#I/O	10/10/2047	506,212
1,430,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.43%	#^	02/10/2048	1,129,723
5,914,293	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.43%	#I/O	02/10/2048	493,204
1,750,000	Citigroup Commercial Mortgage Trust, Series 2015-GC31-C	4.06%	#	06/10/2048	1,676,498
20,036,333	Citigroup Commercial Mortgage Trust, Series 2016-GC36-XA	1.35%	#I/O	02/10/2049	1,747,120
14,475,611	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.72%	#I/O	04/15/2049	1,597,911
18,010,394	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	2.02%	#I/O	07/10/2049	2,398,498
300,000	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	300,326
350,000	COBALT Commercial Mortgage Trust, Series 2007-C3-AM	5.76%	#	05/15/2046	354,663
30,471,603	Commercial Mortgage Pass-Through Certificates, Series 2013-CC12-XA	1.36%	#I/O	10/10/2046	1,883,517
10,198,171	Commercial Mortgage Pass-Through Certificates, Series 2013-CR10-XA	0.93%	#I/O	08/10/2046	387,226
3,169,062	Commercial Mortgage Pass-Through Certificates, Series 2014-CR17-XA	1.16%	#I/O	05/10/2047	171,486
300,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.72%	#	08/10/2047	297,803
500,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.51%	#	11/10/2047	493,058
110,000	Commercial Mortgage Pass-Through Certificates, Series 2014-TWC-C	2.53%	#^	02/13/2032	109,478
1,500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-D	4.13%	#^	03/10/2048	1,194,053
22,220,651	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-XA	1.02%	#I/O	03/10/2048	1,215,887
1,500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR23-D	4.26%	#	05/10/2048	1,115,894
1,386,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-C	4.55%	#	08/10/2048	1,363,584
1,000,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-D	4.35%	#^	02/10/2048	764,267
12,364,719	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-XA	1.17%	#I/O	02/10/2048	774,871
1,470,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-C	4.65%	#	10/10/2053	1,447,002
1,966,000	Commercial Mortgage Pass-Through Certificates, Series 2016-CR28-C	4.65%	#	02/10/2049	1,900,309
17,823,191	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2-XA	1.08%	#I/O	02/10/2049	1,231,329
822,390	Countrywide Commercial Mortgage Trust, Series 2007-MF1-A	6.09%	#^	11/12/2043	831,455
350,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2-AM	5.62%	#	01/15/2049	352,948
1,575,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2-AMFL	0.94%	#	01/15/2049	1,571,378
3,274,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4-A1AM	5.93%	#	09/15/2039	3,331,569
2,495,365	Credit Suisse Mortgage Capital Certificates, Series 2007-C5-A4	5.70%	#	09/15/2040	2,531,343
2,180,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1-AM	6.06%	#^	02/15/2041	2,233,463
10,092,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA-X1	0.55%	#^I/O	09/15/2037	390,187
1,500,000	Credit Suisse Mortgage Capital Certificates, Series 2015-SAND-D	3.55%	#^	08/15/2030	1,497,632
30,698,068	CSAIL Commercial Mortgage Trust, Series 2015-C1-XA	0.96%	#I/O	04/15/2050	1,697,701
4,786,301	CSAIL Commercial Mortgage Trust, Series 2016-C6-XA	1.82%	#I/O	01/15/2049	551,097
19,615,023	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1-XA	1.51%	#I/O	05/10/2049	2,006,197
2,438,000	FORT CRE LLC, Series 2016-1A-B	3.49%	#^	05/21/2036	2,457,619
1,625,389	GE Capital Commercial Mortgage Corporation Trust, Series 2006-C1-AJ	5.31%	#	03/10/2044	1,623,525
1,499,300	GE Commercial Mortgage Corporation Trust, Series 2007-C1-AM	5.61%	#	12/10/2049	1,501,440
2,488,000	GMAC Commercial Mortgage Securities Trust, Series 2004-C3-D	5.04%	#	12/10/2041	2,576,755
2,806,000	GMAC Commercial Mortgage Securities Trust, Series 2004-C3-E	5.14%	#^	12/10/2041	2,797,053
350,000	Grace Mortgage Trust, Series 2014-GRCE-A	3.37%	^	06/10/2028	363,108
1,550,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AJ	6.03%	#	12/10/2049	1,549,971
1,750,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AM	5.87%	#	12/10/2049	1,788,698
1,527,684	Greenwich Capital Commercial Funding Corporation, Series 2007-GG9-AM	5.48%		03/10/2039	1,527,147
1,789,392	GS Mortgage Securities Corporation, Series 2007-GG10-A4	5.79%	#	08/10/2045	1,802,722
300,000	GS Mortgage Securities Corporation, Series 2013-KING-C	3.44%	#^	12/10/2027	299,218
13,179,900	GS Mortgage Securities Corporation, Series 2014-GC20-XA	1.16%	#I/O	04/10/2047	741,977
4,449,405	GS Mortgage Securities Corporation, Series 2014-GC24-XA	0.86%	#I/O	09/10/2047	203,654
37,387,949	GS Mortgage Securities Corporation, Series 2015-GC32-XA	0.88%	#I/O	07/10/2048	1,897,891
9,929,382	GS Mortgage Securities Corporation, Series 2015-GC34-XA	1.37%	#I/O	10/10/2048	856,333
9,190,661	GS Mortgage Securities Corporation, Series 2015-GS1-XA	0.84%	#I/O	11/10/2048	517,068
19,795,172	GS Mortgage Securities Corporation, Series 2016-GS2-XA	1.67%	#I/O	05/10/2049	2,152,864
1,975,000	GS Mortgage Securities Corporation, Series 2016-ICE2-A	2.63%	#^	02/15/2033	1,994,551
1,503,000	GS Mortgage Securities Trust, Series 2013-GC13-D	4.07%	#^	07/10/2046	1,337,011
3,210,000	GS Mortgage Securities Trust, Series 2014-GSFL-C	2.95%	#^	07/15/2031	3,187,717
34,496,494	GS Mortgage Securities Trust, Series 2016-GS3-XA	1.28%	#I/O	10/10/2049	3,070,084
1,119,000	GSCCRE Commercial Mortgage Trust, Series 2015-HULA-D	4.45%	#^	08/15/2017	1,129,567
1,126,612	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	1,126,253
1,910,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-C1-AM	6.06%	#	02/15/2051	1,931,975
3,344,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB19-AM	5.71%	#	02/12/2049	3,376,652
1,600,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-AJ	6.15%	#	02/12/2051	1,612,213
1,701,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-AM	5.96%	#	02/12/2051	1,742,199
1,750,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-LD12-AM	6.04%	#	02/15/2051	1,790,547
350,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-DSTY-A	3.43%	^	06/10/2027	358,061
500,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-PHH-D	3.10%	#^	08/15/2027	499,458
22,935,104	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-JP1-XA	1.15%	#I/O	01/15/2049	1,367,285
2,336,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2004-CBX-D	5.10%	#	01/12/2037	2,395,101
3,167,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11-AM	5.75%	#	06/15/2049	3,200,511
3,329,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX-AM	5.46%	#	01/15/2049	3,301,526
1,600,353	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2008-C2-A4	6.07%		02/12/2051	1,630,394
3,232,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FRR1-A707	4.35%	^	01/27/2047	3,165,611
2,403,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-ASH-B	2.85%	#^	10/15/2034	2,409,051
1,357,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-ASH-C	3.54%	#^	10/15/2034	1,360,389
40,210,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4-XA	0.83%	#I/O	12/15/2049	2,043,647
3,472,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WPT-E	5.70%	#^	10/15/2033	3,510,734
3,218,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WSP-C	3.55%	#^	08/15/2033	3,224,971
2,009,000	JPMBB Commercial Mortgage Securities Trust, Series 2013-C15-D	5.05%	#^	11/15/2045	1,922,078
7,176,930	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	1.08%	#I/O	02/15/2047	337,891
17,934,562	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-XA	1.09%	#I/O	08/15/2047	1,073,525
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.46%	#	09/15/2047	501,249
23,199,910	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	1.00%	#I/O	11/15/2047	1,234,985
1,303,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-C	4.43%	#	01/15/2048	1,274,628
7,633,031	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.17%	#I/O	01/15/2048	424,677
1,000,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.84%	#^	02/15/2048	726,658
8,598,968	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-XA	1.37%	#I/O	02/15/2048	596,093
29,617,881	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.95%	#I/O	05/15/2048	1,201,754
30,796,789	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-XA	0.70%	#I/O	07/15/2048	1,102,433
13,036,910	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	1.01%	#I/O	08/15/2048	762,766
25,859,541	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.51%	#I/O	11/15/2048	1,823,072
580,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.62%	#	12/15/2048	576,623
53,344,694	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4-XA	0.85%	#I/O	12/15/2049	3,351,386
2,185,000	LB Commercial Mortgage Trust, Series 2007-C3-AM	5.92%	#	07/15/2044	2,215,633
1,550,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AJ	5.48%		02/15/2040	1,551,370
1,268,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AM	5.46%		02/15/2040	1,268,953
1,852,000	LB-UBS Commercial Mortgage Trust, Series 2007-C2-AM	5.49%	#	02/15/2040	1,867,474
11,852,556	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	1.96%	#^I/O	03/10/2049	1,066,450
300,000	Madison Avenue Trust, Series 2013-650M-D	4.03%	#^	10/12/2032	305,720
48,587	Merrill Lynch Mortgage Trust, Series 2006-C1-AJ	5.59%	#	05/12/2039	48,551
5,172,000	Merrill Lynch Mortgage Trust, Series 2007-C1-AM	5.83%	#	06/12/2050	5,023,340
1,062,635	ML-CFC Commercial Mortgage Trust, Series 2006-2-B	5.64%	#^	06/12/2046	1,060,346
1,739,697	ML-CFC Commercial Mortgage Trust, Series 2007-7-A4	5.73%	#	06/12/2050	1,750,945
5,237,921	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12-XA	0.93%	#I/O	10/15/2046	178,821
19,700,162	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7-XA	1.53%	#I/O	02/15/2046	1,196,212
9,839,968	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14-XA	1.25%	#I/O	02/15/2047	465,763
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.49%	#	10/15/2047	498,757
620,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	566,863
120,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-C	4.46%	#	02/15/2048	110,761
2,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26-D	3.06%	^	10/15/2048	1,395,403
21,810,062	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28-XA	1.29%	#I/O	01/15/2049	1,795,718
119,251	Morgan Stanley Capital, Inc., Series 2006-HQ8-AJ	5.42%	#	03/12/2044	119,824
500,000	Morgan Stanley Capital, Inc., Series 2007-1Q16-AMA	6.05%	#	12/12/2049	512,980
500,000	Morgan Stanley Capital, Inc., Series 2007-HQ11-AJ	5.51%	#	02/12/2044	498,391
2,412,000	Morgan Stanley Capital, Inc., Series 2007-IQ16-AM	6.05%	#	12/12/2049	2,484,601
175,000	Morgan Stanley Capital, Inc., Series 2014-CPT-E	3.45%	#^	07/13/2029	171,874
175,000	Morgan Stanley Capital, Inc., Series 2014-CPT-F	3.45%	#^	07/13/2029	169,521
800,000	Morgan Stanley Capital, Inc., Series 2014-CPT-G	3.45%	#^	07/13/2029	765,762
500,000	Morgan Stanley Capital, Inc., Series 2014-MP-D	3.69%	#^	08/11/2029	491,075
625,000	Morgan Stanley Capital, Inc., Series 2015-XLF1-D	3.69%	#^	08/14/2031	623,496
69,027,000	Morgan Stanley Capital, Inc., Series 2016-UB12-XA	0.84%	#I/O	12/15/2049	3,757,416
1,403,000	MSCG Trust, Series 2016-SNR-C	5.21%	^	11/15/2034	1,405,113
2,292,345	Velocity Commercial Capital Loan Trust, Series 2015-1-AFL	3.02%	#^	06/25/2045	2,316,514
4,670,858	Velocity Commercial Capital Loan Trust, Series 2016-1-AFX	3.53%	#^	04/25/2046	4,675,101
3,760,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C26-AM	6.07%	#	06/15/2045	3,762,482
2,651,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27-AJ	5.83%	#	07/15/2045	2,653,592
1,330,425	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AJ	5.63%	#	10/15/2048	1,328,762
4,000,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AJ	5.41%	#	12/15/2043	4,041,746
1,800,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AM	5.38%		12/15/2043	1,800,506
500,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31-AM	5.59%	#	04/15/2047	503,202
2,642,937	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32-A3	5.71%	#	06/15/2049	2,659,198
2,663,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32-AMFX	5.70%	^	06/15/2049	2,688,016
1,045,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AJ	5.97%	#	02/15/2051	1,048,306
1,500,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AM	5.97%	#	02/15/2051	1,518,290
1,900,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-D	3.94%	^	08/15/2050	1,509,870
540,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18-B	3.96%		12/15/2047	548,882
13,820,028	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-XA	0.99%	#I/O	02/15/2048	805,409
2,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.61%	#	11/15/2048	1,971,347
22,066,986	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	1.11%	#I/O	11/15/2048	1,551,576
32,682,075	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.79%	#I/O	07/15/2058	1,431,628
1,340,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3-C	4.49%	#	09/15/2057	1,225,067
1,443,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32-C	4.72%	#	01/15/2059	1,336,138
15,308,935	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-XA	1.81%	#I/O	03/15/2059	1,716,862
26,129,672	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24-XA	1.75%	#I/O	10/15/2049	3,052,526
3,823,803	WF-RBS Commercial Mortgage Trust, Series 2014-C19-XA	1.23%	#I/O	03/15/2047	220,285
9,750,113	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.16%	#I/O	08/15/2047	581,691
29,621,751	WF-RBS Commercial Mortgage Trust, Series 2016-NXS6-XA	1.66%	#I/O	11/15/2049	3,125,892

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $250,394,578)					244,082,306

Non-Agency Residential Collateralized Mortgage Obligations - 9.7%
2,589,919	Ajax Mortgage Loan Trust, Series 2015-B-A	3.88%	#^	07/25/2060	2,593,599
8,599,400	Ajax Mortgage Loan Trust, Series 2016-B-A	4.00%	#^	09/25/2065	8,603,575
13,292,549	Alternative Loan Trust, Series 2007-HY9-A2	1.03%	#	08/25/2047	10,974,200
1,750,000	Banc of America Funding Corporation, Series 2005-B-3M1	1.19%	#	04/20/2035	1,457,160
4,709,919	Banc of America Funding Corporation, Series 2006-7-T2A1	5.88%	#	10/25/2036	3,879,684
6,342,991	Bayview Opportunity Master Fund Trust, Series 2016-A-A	4.46%	#^	01/28/2036	6,336,268
11,117,253	Bayview Opportunity Master Fund Trust, Series 2016-RN2-A1	3.60%	#^	08/28/2031	11,077,273
7,319,290	Bayview Opportunity Master Fund Trust, Series 2016-RPL2-A1	3.84%	#^	06/28/2031	7,272,675
3,772,983	Bayview Opportunity Master Fund Trust, Series 2016-RPL3-A1	3.47%	#^	07/28/2031	3,759,826
8,352,827	Bayview Opportunity Master Fund Trust, Series 2016-RPL4-A1	3.47%	#^	07/28/2018	8,328,523
3,339,893	BCAP LLC Trust, Series 2012-RR1-3A4	5.61%	#^	10/26/2035	2,911,406
21,950	CAM Mortgage LLC, Series 2015-1-A	3.50%	#^	07/15/2064	22,004
1,930,975	Citicorp Residential Mortgage Securities, Inc., Series 2007-1-A4	5.75%	#	03/25/2037	2,017,277
2,085,297	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	1,932,741
3,000,000	Colony American Homes, Series 2014-2A-E	3.96%	#^	07/17/2031	3,020,452
990,780	Colony American Finance Ltd., Series 2016-1-A	2.54%	^	06/15/2048	971,109
6,200,000	Colony Starwood Homes Trust, Series 2016-2A-D	3.09%	#^	12/17/2033	6,227,185
107,935	Countrywide Alternative Loan Trust, Series 2004-33-1A1	3.60%	#	12/25/2034	106,688
958,906	Countrywide Alternative Loan Trust, Series 2005-23CB-A15	5.50%		07/25/2035	908,750
3,390,111	Countrywide Alternative Loan Trust, Series 2005-28CB-1A6	5.50%		08/25/2035	3,290,183
3,172,387	Countrywide Alternative Loan Trust, Series 2006-J6-A5	6.00%		09/25/2036	2,799,898
694,785	Countrywide Alternative Loan Trust, Series 2007-15CB-A7	6.00%		07/25/2037	620,835
2,271,377	Countrywide Home Loans, Series 2005-10-A2	5.50%		05/25/2035	2,176,692
1,269,799	Countrywide Home Loans, Series 2007-14-A15	6.50%		09/25/2037	1,155,300
14,530	Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-8-6A1	4.50%		12/25/2019	14,524
3,729,261	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-2A1	6.00%		12/25/2035	3,588,346
163,915	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-8A5	6.00%		12/25/2035	161,592
1,491,832	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-5A9	5.50%		10/25/2035	1,293,015
1,000,000	Credit Suisse Mortgage Capital Certificates, Series 2011-12R-3A5	2.59%	#^	07/27/2036	899,626
1,000,000	Credit Suisse Mortgage Capital Certificates, Series 2011-5R-6A9	3.15%	#^	11/27/2037	941,033
1,278,174	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01%	#	10/25/2036	1,108,837
794,301	Deutsche Mortgage & Asset Receiving Corporation, Series 2014-RS1-1A2	7.82%	#^	07/27/2037	559,303
7,534,633	FirstKey Mortgage Trust, Series 2014-1-A8	3.50%	#^	11/25/2044	7,618,810
197,524	GMACM Mortgage Loan Trust, Series 2005-J1-A6	6.00%		12/25/2035	191,108
23,247	GSR Mortgage Loan Trust, Series 2004-2F-14A1	5.50%		09/25/2019	23,561
942,598	GSR Mortgage Loan Trust, Series 2006-2F-3A4	6.00%		02/25/2036	781,360
194,053	Home Equity Mortgage Trust, Series 2003-6-M2	2.96%	#	03/25/2034	190,459
345,996	HSI Asset Loan Obligation Trust, Series 2006-2-1A1	6.00%		12/25/2036	214,531
1,124,211	Impac Secured Assets Trust, Series 2006-5-1A1C	1.03%	#	02/25/2037	845,929
2,579,237	IndyMac Mortgage Loan Trust, Series 2006-AR5-2A1	3.04%	#	05/25/2036	2,195,786
455,350	Lehman Mortgage Trust, Series 2006-1-1A3	5.50%		02/25/2036	374,781
25,989	Lehman XS Trust, Series 2005-6-3A2B	5.42%	#	11/25/2035	26,141
324,433	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	3.20%	#	04/25/2036	300,732
631,501	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A6	6.00%		03/25/2037	484,391
2,366,723	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF2C	6.25%		08/25/2036	1,901,544
538,932	Morgan Stanley Mortgage Loan Trust, Series 2006-2-7A1	5.46%	#	02/25/2036	477,428
9,000,000	Nationstar HECM Loan Trust, Series 2016-3A-M1	3.15%	^	08/25/2026	8,965,620
2,650,000	Progress Residential Trust, Series 2016-SFR1-C	3.24%	#^	09/17/2033	2,686,138
3,000,000	Progress Residential Trust, Series 2016-SFR2-D	3.04%	#^	01/17/2034	3,012,390
1,561,828	Residential Accredit Loans, Inc., Series 2006-QS12-2A3	6.00%		09/25/2036	1,388,122
2,119,128	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	1,849,778
293,563	Residential Asset Mortgage Products, Inc., Series 2005-EFC7-AI3	1.01%	#	12/25/2035	284,015
1,088,712	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	854,051
4,951,377	Shellpoint Co-Originator Trust, Series 2016-1-1A10	3.50%	#^	11/25/2046	5,049,387
1,250,000	Springleaf Mortgage Loan Trust, Series 2013-2A-B2	6.00%	#^	12/25/2065	1,260,524
10,722,103	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	3.35%	#	12/25/2035	10,059,454
2,132,724	Structured Asset Securities Corporation, Series 2005-16-1A2	5.50%		09/25/2035	2,074,617
3,738,171	Towd Point Mortgage Trust, Series 2015-2-1A13	2.50%	#^	11/25/2060	3,715,570
7,130,725	VOLT LLC, Series 2015-NP11-A1	3.63%	#^	07/25/2045	7,140,495
1,650,486	VOLT LLC, Series 2015-NPL1-A1	3.63%	#^	10/25/2057	1,654,763
3,639,662	VOLT LLC, Series 2015-NPL3-A1	3.38%	#^	10/25/2058	3,643,662
13,177,234	VOLT LLC, Series 2016-NPL4-A1	4.25%	#^	04/25/2046	13,304,620
4,761,405	VOLT LLC, Series 2016-NPL8-A1	3.50%	#^	07/25/2046	4,756,717
206,405	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-1A5	6.00%		07/25/2036	179,347
2,582,085	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	2,489,637

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $192,556,945)					191,005,047

US Corporate Bonds - 6.5%
2,675,000	AbbVie, Inc.	1.80%		05/14/2018	2,677,509
1,590,000	Aetna, Inc.	1.90%		06/07/2019	1,586,877
3,030,000	Amazon.com, Inc.	2.60%		12/05/2019	3,090,297
1,260,000	American Express Credit Corporation	1.80%		07/31/2018	1,261,695
1,173,000	American Express Credit Corporation	2.25%		08/15/2019	1,179,443
1,375,000	American Honda Finance Corporation	1.70%		02/22/2019	1,369,482
2,270,000	American Honda Finance Corporation	1.20%		07/12/2019	2,229,496
1,690,000	Anheuser-Busch InBev Finance, Inc.	1.90%		02/01/2019	1,692,905
765,000	Apple, Inc.	1.70%		02/22/2019	766,512
2,612,000	Bank of America Corporation	2.00%		01/11/2018	2,618,480
2,700,000	BB&T Corporation	2.25%		02/01/2019	2,720,885
1,350,000	Berkshire Hathaway Finance Corporation	1.70%		03/15/2019	1,348,920
2,300,000	Berkshire Hathaway Finance Corporation	1.30%		08/15/2019	2,271,906
1,893,000	Boston Properties LP	5.88%		10/15/2019	2,064,576
1,125,000	Capital One Financial Corporation	2.45%		04/24/2019	1,132,299
2,865,000	Cardinal Health, Inc.	1.95%		06/15/2018	2,871,799
1,925,000	Caterpillar Financial Services Corporation	1.70%		06/16/2018	1,926,808
2,819,000	Celgene Corporation	2.13%		08/15/2018	2,830,947
269,000	Chevron Corporation	1.79%		11/16/2018	270,043
1,765,000	Chevron Corporation	1.56%		05/16/2019	1,758,692
3,120,000	Cisco Systems, Inc.	1.40%		09/20/2019	3,085,746
3,171,000	Citigroup, Inc.	2.05%		12/07/2018	3,171,476
575,000	Comcast Corporation	6.50%		01/15/2017	575,811
1,405,000	Comcast Corporation	5.88%		02/15/2018	1,473,211
2,112,000	CVS Health Corporation	1.90%		07/20/2018	2,120,566
2,250,000	Daimler Finance North America LLC	2.25%	^	03/02/2020	2,239,223
2,155,000	Duke Energy Corporation	1.63%		08/15/2017	2,158,715
2,005,000	Express Scripts Holding Company	2.25%		06/15/2019	2,005,437
3,210,000	General Mills, Inc.	2.20%		10/21/2019	3,226,249
1,422,000	Goldman Sachs Group, Inc.	2.90%		07/19/2018	1,441,942
1,820,000	Goldman Sachs Group, Inc.	2.30%		12/13/2019	1,819,587
2,405,000	Hewlett Packard Enterprise Company	2.85%		10/05/2018	2,428,838
1,150,000	John Deere Capital Corporation	1.60%		07/13/2018	1,149,694
850,000	John Deere Capital Corporation	1.95%		01/08/2019	853,533
2,958,000	JP Morgan Chase & Company	2.25%		01/23/2020	2,950,481
1,231,000	Kinder Morgan Energy Partners LP	6.00%		02/01/2017	1,234,746
1,795,000	Kinder Morgan, Inc.	3.05%		12/01/2019	1,821,121
3,185,000	Kraft Heinz Foods Company	2.00%		07/02/2018	3,186,370
1,745,000	Kroger Company	6.15%		01/15/2020	1,931,954
2,281,000	Laboratory Corporation	2.50%		11/01/2018	2,301,675
2,029,000	McKesson Corporation	1.29%		03/10/2017	2,029,576
2,260,000	Medtronic, Inc.	1.50%		03/15/2018	2,260,140
710,000	Microsoft Corporation	1.10%		08/08/2019	700,402
1,885,000	Molson Coors Brewing Company	1.45%		07/15/2019	1,857,524
4,025,000	Morgan Stanley	2.45%		02/01/2019	4,053,223
1,660,000	MUFG Americas Holdings Corporation	1.63%		02/09/2018	1,654,243
395,000	MUFG Americas Holdings Corporation	2.25%		02/10/2020	390,718
1,743,000	National Rural Utilities Cooperative Finance Corporation	2.30%		11/15/2019	1,755,178
2,070,000	Newell Brands, Inc.	2.60%		03/29/2019	2,093,348
615,000	Oracle Corporation	2.38%		01/15/2019	623,282
1,620,000	Oracle Corporation	2.25%		10/08/2019	1,639,521
1,575,000	PepsiCo, Inc.	2.15%		10/14/2020	1,577,435
2,470,000	Philip Morris International, Inc.	5.65%		05/16/2018	2,603,274
1,845,000	PNC Funding Corporation	4.38%		08/11/2020	1,964,252
2,200,000	Reynolds American, Inc.	3.25%		06/12/2020	2,254,784
2,025,000	Shell International Finance B.V.	1.38%		05/10/2019	2,004,805
875,000	Simon Property Group LP	2.15%		09/15/2017	878,797
1,008,000	Simon Property Group LP	2.20%		02/01/2019	1,016,146
178,000	Simon Property Group LP	5.65%		02/01/2020	194,639
1,510,000	Southern Company	2.45%		09/01/2018	1,525,853
520,000	Southern Company	1.85%		07/01/2019	518,480
1,055,000	Synchrony Financial	3.00%		08/15/2019	1,068,857
880,000	Thermo Fisher Scientific, Inc.	2.15%		12/14/2018	884,274
1,190,000	TIAA Asset Management Finance Company LLC	2.95%	^	11/01/2019	1,210,775
315,000	Toyota Motor Credit Corporation	1.55%		07/13/2018	314,940
1,090,000	Toyota Motor Credit Corporation	1.70%		02/19/2019	1,086,491
3,210,000	United Technologies Corporation	1.50%		11/01/2019	3,187,402
2,525,000	Verizon Communications Inc	2.63%		02/21/2020	2,549,498
250,000	WellPoint, Inc.	1.88%		01/15/2018	250,156
2,270,000	WellPoint, Inc.	2.30%		07/15/2018	2,285,318
2,050,000	Wells Fargo & Company	1.50%		01/16/2018	2,047,628
885,000	Xerox Corporation	2.95%		03/15/2017	887,697
842,000	Zimmer Holdings, Inc.	1.45%		04/01/2017	842,245

Total US Corporate Bonds (Cost $129,610,465)					129,056,847

US Government / Agency Mortgage Backed Obligations - 4.8%
2,346,217	Federal Home Loan Mortgage Corporation, Pool G08626	3.00%		02/01/2045	2,331,465
2,453,462	Federal Home Loan Mortgage Corporation, Pool G08631	3.00%		03/01/2045	2,437,986
24,211,726	Federal Home Loan Mortgage Corporation, Pool V82248	3.50%		03/01/2046	24,876,565
3,395,950	Federal Home Loan Mortgage Corporation, Series 2016-KF22-B	5.58%	#^	07/25/2023	3,429,019
897,798	Federal Home Loan Mortgage Corporation, Series 3417-SM	5.58%	#I/FI/O	02/15/2038	159,684
2,296,177	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	2,306,425
33,531,621	Federal Home Loan Mortgage Corporation Pass-Thru, Series K722-X1	1.31%	#I/O	03/25/2023	2,220,206
24,849,764	Federal National Mortgage Association, Pool AS8265	3.00%		11/01/2046	24,517,311
4,739,318	Federal National Mortgage Association, Series 2015-09-HA	3.00%		01/25/2045	4,841,880
7,601,897	Federal National Mortgage Association, Series 2015-59-A	3.00%		06/25/2041	7,723,897
9,903,975	Federal National Mortgage Association, Series 2016-72-PA	3.00%		07/25/2046	9,965,340
3,349,431	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%		03/01/2045	3,329,838
716,698	Federal National Mortgage Association Pass-Thru, Pool MA1200	3.00%		10/01/2032	734,393
6,017,176	Federal National Mortgage Association Pass-Thru, Pool MA2270	3.00%		05/01/2045	5,937,621

Total US Government / Agency Mortgage Backed Obligations (Cost $95,671,625)					94,811,630

US Government and Agency Obligations - 16.7%
26,500,000	United States Treasury Notes	1.00%		09/15/2017	26,543,751
49,500,000	United States Treasury Notes	0.88%		11/30/2017	49,508,564
53,500,000	United States Treasury Notes	1.00%		12/31/2017	53,546,920
53,400,000	United States Treasury Notes	0.75%		01/31/2018	53,292,559
46,600,000	United States Treasury Notes	0.75%		02/28/2018	46,490,816
53,300,000	United States Treasury Notes	1.00%		03/15/2018	53,330,328
46,400,000	United States Treasury Notes	1.63%		06/30/2020	46,398,886

Total US Government and Agency Obligations (Cost $330,069,239)					329,111,824

Exchange Traded Funds and Common Stocks - 0.0%
4,745	Pacific Rubiales Energy Corporation				207,555

Total Exchange Traded Funds and Common Stocks (Cost $852,503)					207,555

Short Term Investments - 13.7%
90,323,485	BlackRock Liquidity Funds FedFund - Institutional Shares	0.41%	t		90,323,485
90,323,484	Fidelity Institutional Money Market Government Portfolio - Class I	0.39%	t		90,323,484
89,282,744	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.44%	t		89,282,744

Total Short Term Investments (Cost $269,929,713)					269,929,713

Total Investments - 92.1% (Cost $1,826,933,446)					1,815,495,438
Other Assets in Excess of Liabilities - 7.9%					156,709,457

NET ASSETS - 100.0%					$1,972,204,895

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2016, the value of these securities amounted to $555,500,475 or 28.2% of net assets.
#	Variable rate security. Rate disclosed as of December 31, 2016.
†	Perpetual Maturity
I/O	Interest only security
I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates
Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
t	Seven-day yield as of December 31, 2016
~	Represents less than 0.05% of net assets
¥	Illiquid security. At December 31, 2016, the value of these securities amounted to $392,997 or 0.0% of net assets.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows+:

Tax Cost of Investments	$1,827,012,989

Gross Tax Unrealized Appreciation	8,637,921
Gross Tax Unrealized Depreciation	(20,155,472)

Net Tax Unrealized Appreciation (Depreciation)	$(11,517,551)

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	16.7%
Short Term Investments	13.7%
Collateralized Loan Obligations	13.2%
Non-Agency Commercial Mortgage Backed Obligations	12.4%
Non-Agency Residential Collateralized Mortgage Obligations	9.7%
Foreign Corporate Bonds	7.8%
US Corporate Bonds	6.5%
US Government / Agency Mortgage Backed Obligations	4.8%
Asset Backed Obligations	3.9%
Bank Loans	2.2%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	1.2%
Exchange Traded Funds and Common Stocks	0.0%	~
Other Assets and Liabilities	7.9%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	16.7%
Short Term Investments	13.7%
Collateralized Loan Obligations	13.2%
Non-Agency Commercial Mortgage Backed Obligations	12.4%
Non-Agency Residential Collateralized Mortgage Obligations	9.7%
US Government / Agency Mortgage Backed Obligations	4.8%
Banking	4.3%
Asset Backed Obligations	3.9%
Oil & Gas	1.4%
Healthcare	1.2%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	1.2%
Telecommunications	1.0%
Utilities	1.0%
Beverage and Tobacco	0.8%
Automotive	0.5%
Finance	0.4%
Transportation	0.4%
Pharmaceuticals	0.4%
Food Products	0.4%
Pulp & Paper	0.4%
Food/Drug Retailers	0.4%
Chemicals/Plastics	0.4%
Technology	0.3%
Media	0.3%
Consumer Products	0.3%
Insurance	0.3%
Business Equipment and Services	0.3%
Energy	0.3%
Leisure	0.3%
Real Estate	0.2%
Construction	0.2%
Aerospace & Defense	0.2%
Building and Development (including Steel/Metals)	0.2%
Hotels/Motels/Inns and Casinos	0.2%
Electronics/Electric	0.1%
Biotechnology	0.1%
Conglomerates	0.1%
Containers and Glass Products	0.1%
Retailers (other than Food/Drug)	0.0%	~
Industrial Equipment	0.0%	~
Financial Intermediaries	0.0%	~
Cosmetics/Toiletries	0.0%	~
Mining	0.0%	~
Health Care Providers & Services	0.0%	~
Other Assets and Liabilities	7.9%

	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	83.0%
Mexico	1.1%
Chile	0.8%
Panama	0.7%
India	0.6%
Canada	0.6%
China	0.6%
Colombia	0.5%
Singapore	0.5%
Costa Rica	0.4%
Malaysia	0.4%
United Kingdom	0.4%
Peru	0.3%
Israel	0.3%
Qatar	0.3%
Indonesia	0.2%
Dominican Republic	0.2%
Netherlands	0.1%
Poland	0.1%
Australia	0.1%
France	0.1%
Guatemala	0.1%
Paraguay	0.1%
Hong Kong	0.1%
Brazil	0.1%
South Korea	0.1%
Jamaica	0.1%
Ireland	0.1%
Luxembourg	0.1%
Hungary	0.0%	~
Other Assets and Liabilities	7.9%

	100.0%

Total Return Swaps - Long
Reference Entity	Counterparty	Financing Rate	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE® US Sector ER USD Index «	Barclays Capital, Inc.	0.47%	100,000,000	01/12/2017	$(1,175,483)
Shiller Barclays CAPE® US Sector ER USD Index «	Barclays Capital, Inc.	0.47%	19,100,000	01/26/2017	(114,619)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	50,000,000	01/26/2017	11,578,614
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	0.43%	25,000,000	02/22/2017	6,492,873
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	90,000,000	02/23/2017	22,629,971
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	99,000,000	03/30/2017	20,059,019
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	60,000,000	04/27/2017	8,050,605
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	0.43%	25,000,000	05/24/2017	3,431,541
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	100,000,000	05/25/2017	13,254,596
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	0.43%	25,000,000	06/28/2017	3,111,578
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	100,000,000	06/29/2017	13,320,374
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	0.43%	25,000,000	07/26/2017	2,800,702
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	90,000,000	07/27/2017	10,246,518
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	0.43%	25,000,000	08/30/2017	1,785,553
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	100,000,000	08/31/2017	5,775,999
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	0.43%	50,000,000	09/27/2017	2,679,233
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	60,000,000	09/28/2017	3,613,018
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	0.43%	90,000,000	10/25/2017	4,917,048
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	90,000,000	10/26/2017	4,632,249
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	0.43%	75,000,000	11/29/2017	3,333,963
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	100,000,000	11/30/2017	3,405,538
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	0.43%	25,000,000	12/19/2017	(218,165)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	0.43%	75,000,000	12/20/2017	1,662,829
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	100,000,000	12/21/2017	(744,566)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Bank of America Merrill Lynch	0.43%	50,000,000	01/23/2018	(583,591)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	0.43%	100,000,000	01/24/2018	(956,819)
Shiller Barclays CAPE® US Sector ER II USD Index ¤	Barclays Capital, Inc.	0.40%	20,000,000	01/25/2018	-
Shiller Barclays CAPE® US Sector ER II USD Index ¤	BNP Paribas	0.43%	60,000,000	02/21/2018	(920,777)

					$142,067,801

«	Shiller Barclays CAPE® US Sector ER USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an exchange-traded fund that invests primarily in equity securities of companies in the relevant sector. At December 31, 2016, the four sector constituents and their weightings were as follows: Technology 25.5%, Consumer Staples 25.4%, Consumer Discretionary 24.6%, Industrial 24.5%.

¤	Shiller Barclays CAPE® US Sector ER II USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an index that invests primarily in equity securities of companies in the relevant sector. At December 31, 2016, the four sector constituents and their weightings were as follows: Technology 25.5%, Consumer Staples 25.4%, Consumer Discretionary 24.6%, Industrial 24.5%.

DoubleLine Flexible Income Fund

Schedule of Investments

December 31, 2016 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 1.3%
501,625	AVANT Loans Funding Trust, Series 2015-A-A	4.00%	^	08/16/2021	503,385
212,893	AVANT Loans Funding Trust, Series 2016-B-A	3.92%	^	08/15/2019	213,951
74,074	Citi Held For Asset Issuance, Series 2015-PM1-A	1.85%	^	12/15/2021	74,063
1,000,000	Citi Held For Asset Issuance, Series 2015-PM1-C	5.01%	^	12/15/2021	981,441
425,278	Consumer Installment Loan Trust, Series 2016-LD1-A	3.96%	^	07/15/2022	426,754
861,335	Eaglewood Consumer Loan Trust, Series 2014-1-A	3.50%	^¥	10/15/2019	857,268
1,000,000	LendingClub Issuance Trust, Series 2016-NP2-A	3.00%	^	01/17/2023	1,002,500
823,844	MarketPlace Loan Trust, Series 2015-CB1-A	4.00%	^	07/15/2021	824,340
431,053	SoFi Consumer Loan Program Trust, Series 2016-2-A	3.09%	^	10/27/2025	431,154
1,000,000	Springleaf Funding Trust, Series 2016-AA-A	2.90%	^	11/15/2029	998,043

Total Asset Backed Obligations (Cost $6,328,226)					6,312,899

Collateralized Loan Obligations - 12.8%
1,000,000	Adams Mill Ltd., Series 2014-1A-A1	2.36%	#^	07/15/2026	998,446
250,000	Adams Mill Ltd., Series 2014-1A-D1	4.38%	#^	07/15/2026	229,359
250,000	Adams Mill Ltd., Series 2014-1A-E1	5.88%	#^	07/15/2026	221,767
1,000,000	ALM LLC, Series 2014-14A-A1	2.32%	#^	07/28/2026	1,001,724
500,000	ALM LLC, Series 2016-19A-A2	2.83%	#^	07/15/2028	501,163
500,000	ALM LLC, Series 2016-19A-B	3.63%	#^	07/15/2028	504,080
500,000	Apidos Ltd., Series 2014-19A-D	4.63%	#^	10/17/2026	499,539
500,000	Apidos Ltd., Series 2015-21A-C	4.43%	#^	07/18/2027	479,195
250,000	Apidos Ltd., Series 2015-21A-D	6.43%	#^	07/18/2027	228,261
1,250,000	Apidos Ltd., Series 2016-24A-C	4.65%	#^	07/20/2027	1,217,396
500,000	Avery Point Ltd., Series 2013-2A-D	4.33%	#^	07/17/2025	486,066
500,000	Babson Ltd., Series 2012-2A-CR	4.51%	#^	05/15/2023	501,266
500,000	Babson Ltd., Series 2014-3A-D2	4.93%	#^	01/15/2026	502,860
250,000	Babson Ltd., Series 2014-3A-E2	7.38%	#^	01/15/2026	239,483
1,000,000	Babson Ltd., Series 2015-2A-D	4.68%	#^	07/20/2027	987,500
2,000,000	Barings Ltd., Series 2016-3A-C	4.84%	#^	01/15/2028	2,007,476
500,000	Battalion Ltd., Series 2007-1A-C	1.68%	#^	07/14/2022	496,591
500,000	Betony Ltd., Series 2015-1A-D	4.48%	#^	04/15/2027	477,127
750,000	BlueMountain Ltd., Series 2015-2A-C	3.58%	#^	07/18/2027	744,197
1,000,000	BlueMountain Ltd., Series 2015-2A-D	4.43%	#^	07/18/2027	953,600
500,000	BlueMountain Ltd., Series 2015-2A-E	6.23%	#^	07/18/2027	460,868
1,000,000	BlueMountain Ltd., Series 2015-3A-B	3.98%	#^	10/20/2027	993,264
500,000	BlueMountain Ltd., Series 2015-3A-C	4.43%	#^	10/20/2027	484,908
750,000	BlueMountain Ltd., Series 2016-2A-C	4.80%	#^	08/20/2028	755,954
1,000,000	BlueMountain Ltd., Series 2016-3A-D	4.70%	#^	11/15/2027	989,193
2,000,000	California Street LP, Series 2012-9A-DR	4.81%	#^	10/16/2028	1,990,893
1,000,000	Canyon Capital Ltd., Series 2012-1A-DR	4.97%	#^	01/15/2026	1,001,253
2,000,000	Carlyle Global Market Strategies Ltd., Series 2016-2A-D2	7.08%	#^	07/15/2027	1,966,282
924,520	Carlyle High Yield Partners Ltd., Series 2007-10A-A1	1.10%	#^	04/19/2022	924,510
401,547	Carlyle High Yield Partners Ltd., Series 2007-10A-A2A	1.09%	#^	04/19/2022	401,571
250,000	Catamaran Ltd., Series 2015-1A-C1	3.98%	#^	04/22/2027	248,133
626,663	Cent Ltd., Series 2012-16A-A1AR	2.14%	#^	08/01/2024	626,590
500,000	Cent Ltd., Series 2014-22A-C	4.63%	#^	11/07/2026	486,284
500,000	Dryden Senior Loan Fund, Series 2012-24RA-DR	4.61%	#^	11/15/2023	499,932
250,000	Dryden Senior Loan Fund, Series 2012-25A-D	4.88%	#^	01/15/2025	248,187
1,000,000	Dryden Senior Loan Fund, Series 2016-45-D	4.66%	#^	07/15/2027	994,462
686,038	Eaton Vance Ltd., Series 2006-8A-A	1.16%	#^	08/15/2022	683,464
500,000	Eaton Vance Ltd., Series 2006-8A-B	1.56%	#^	08/15/2022	494,389
500,000	Flatiron Ltd., Series 2013-1A-B	3.63%	#^	01/17/2026	498,976
1,000,000	Galaxy Ltd., Series 2014-18A-A	2.35%	#^	10/15/2026	1,000,550
250,000	Galaxy Ltd., Series 2014-18A-D1	4.58%	#^	10/15/2026	239,068
1,000,000	GoldenTree Loan Opportunities Ltd., Series 2015-10A-D	4.23%	#^	07/20/2027	963,572
250,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-C	3.59%	#^	08/01/2025	245,059
250,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-C	4.39%	#^	04/28/2025	227,255
250,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D	5.89%	#^	04/28/2025	205,858
500,000	ING Ltd., Series 2013-1A-D	5.88%	#^	04/15/2024	469,686
2,000,000	Jay Park Ltd., Series 2016-1A-C	4.66%	#^	10/20/2027	1,977,785
500,000	LCM LP, Series 10AR-BR	2.43%	#^	04/15/2022	500,611
500,000	LCM LP, Series 12A-DR	4.58%	#^	10/19/2022	500,746
500,000	LCM LP, Series 14A-D	4.38%	#^	07/15/2025	496,481
250,000	LCM LP, Series 16A-D	4.48%	#^	07/15/2026	243,027
250,000	Limerock Ltd., Series 2007-1A-B	1.51%	#^	04/24/2023	251,143
802,944	Madison Park Funding Ltd., Series 2007-4A-A2	1.23%	#^	03/22/2021	795,552
1,000,000	Madison Park Funding Ltd., Series 2007-6A-C	1.88%	#^	07/26/2021	966,180
2,095,000	Madison Park Funding Ltd., Series 2013-11A-D	4.38%	#^	10/23/2025	2,084,535
250,000	Madison Park Funding Ltd., Series 2014-13A-D	4.23%	#^	01/19/2025	247,405
250,000	Madison Park Funding Ltd., Series 2014-13X-E	5.88%	#	01/19/2025	233,208
750,000	Madison Park Funding Ltd., Series 2014-14A-D	4.48%	#^	07/20/2026	749,458
500,000	Madison Park Funding Ltd., Series 2014-15A-C	4.59%	#^	01/27/2026	500,906
500,000	Madison Park Funding Ltd., Series 2015-18A-D2	4.83%	#^	10/21/2026	500,583
250,000	Magnetite Ltd., Series 2014-9A-B	3.88%	#^	07/25/2026	252,673
250,000	Ocean Trails, Series 2006-1A-A2	1.32%	#^	10/12/2020	250,250
500,000	Octagon Investment Partners Ltd., Series 2014-1A-C	4.55%	#^	11/14/2026	491,397
500,000	Octagon Investment Partners Ltd., Series 2014-1A-C2	4.38%	#^	11/25/2025	500,737
2,000,000	Octagon Investment Partners Ltd., Series 2014-1A-D	7.50%	#^	11/14/2026	1,995,157
500,000	Octagon Investment Partners Ltd., Series 2014-1A-D2	5.46%	#^	11/25/2025	502,501
500,000	OZLM Funding Ltd., Series 2013-5A-A1	2.38%	#^	01/17/2026	500,612
1,000,000	Palmer Square Ltd., Series 2013-2A-A1B	3.12%	^	10/17/2025	1,002,739
250,000	Pinnacle Park Ltd., Series 2014-1A-C	3.98%	#^	04/15/2026	250,128
250,000	Race Point Ltd., Series 2012-6A-CR	4.04%	#^	05/24/2023	251,560
250,000	Race Point Ltd., Series 2012-6A-DR	5.04%	#^	05/24/2023	250,026
1,000,000	Sound Harbor Loan Fund Ltd., Series 2014-1A-A1	2.39%	#^	10/30/2026	1,001,180
500,000	Symphony Ltd., Series 2013-11A-C	4.03%	#^	01/17/2025	500,950
500,000	Symphony Ltd., Series 2014-14A-D2	4.48%	#^	07/14/2026	492,895
2,000,000	TCI-Flatiron Ltd., Series 2016-1A-C	4.93%	#^	12/21/2029	1,978,757
1,000,000	TCI-Symphony Ltd., Series 2016-1A-D	4.72%	#^	10/13/2029	988,488
500,000	Thacher Park Ltd., Series 2014-1A-D1	4.41%	#^	10/20/2026	486,930
2,000,000	THL Credit Wind River Ltd., Series 2014-2A-D	4.78%	#^	07/15/2026	1,975,377
1,000,000	Venture Ltd., Series 2006-1A-B	1.52%	#^	08/03/2020	980,181
500,000	Venture Ltd., Series 2014-17A-C	3.73%	#^	07/15/2026	498,738
1,000,000	Venture Ltd., Series 2016-23A-B	3.18%	#^	07/19/2028	999,944
250,000	Washington Mill Ltd., Series 2014-1A-C	3.88%	#^	04/20/2026	250,927
1,000,000	Westcott Park Ltd., Series 2016-1A-D	5.23%	#^	07/20/2028	999,984
2,000,000	Wind River Ltd., Series 2012-1A-DR	4.98%	#^	01/15/2026	2,005,459
1,000,000	Wind River Ltd., Series 2014-1A-A	2.40%	#^	04/18/2026	1,003,005
500,000	Wind River Ltd., Series 2016-1A-B	4.08%	#^	07/15/2028	503,338
500,000	Wind River Ltd., Series 2016-1A-C	3.23%	#^	07/15/2028	499,731

Total Collateralized Loan Obligations (Cost $62,698,964)					62,838,541

Convertible Bonds - 0.0%
7,907	SandRidge Energy, Inc.	0.00%		10/04/2020	9,888

Total Convertible Bonds (Cost $13,012)					9,888

Foreign Corporate Bonds - 9.6%
598,740	Abengoa Transmision Sur S.A.	6.88%	^	04/30/2043	616,702
199,580	Abengoa Transmision Sur S.A.	6.88%		04/30/2043	205,567
1,000,000	Adani Ports & Special Economic Zone Ltd.	3.50%		07/29/2020	995,627
500,000	Aeropuerto Internacional de Tocumen S.A.	5.75%		10/09/2023	523,750
200,000	Aeropuertos Dominicanos	9.75%		11/13/2019	209,000
500,000	AES Andres B.V.	7.95%	^	05/11/2026	517,735
200,000	AES El Salvador Trust	6.75%		03/28/2023	185,500
500,000	Agromercantil Senior Trust	6.25%		04/10/2019	515,270
200,000	Avianca Holdings S.A.	8.38%	^	05/10/2020	204,000
200,000	Avianca Holdings S.A.	8.38%		05/10/2020	204,000
400,000	Axiata SPV2 BHD	3.47%		11/19/2020	403,467
300,000	Banco de Bogota S.A.	5.38%		02/19/2023	305,250
1,000,000	Banco de Costa Rica	5.25%		08/12/2018	1,013,700
200,000	Banco de Credito del Peru	2.25%	^	10/25/2019	197,750
200,000	Banco de Reservas de la Republica Dominicana	7.00%	^	02/01/2023	201,038
200,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	201,038
200,000	Banco do Brasil S.A.	9.00%	#^†	06/18/2024	189,000
300,000	Banco GNB Sudameris S.A.	3.88%		05/02/2018	299,250
100,000	Banco GNB Sudameris S.A.	7.50%		07/30/2022	106,000
100,000	Banco International del Peru S.A.A.	6.63%	#	03/19/2029	106,000
400,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%		05/07/2020	403,400
500,000	Banco Mercantil del Norte S.A.	5.75%	#	10/04/2031	465,625
1,100,000	Banco Nacional de Comercio Exterior S.N.C.	3.80%	#	08/11/2026	1,032,625
600,000	Banco Nacional de Costa Rica	4.88%		11/01/2018	606,420
400,000	Banco Nacional de Costa Rica	5.88%	^	04/25/2021	404,000
350,000	Banco Regional SAECA	8.13%		01/24/2019	371,438
200,000	Banco Santander	4.13%		11/09/2022	200,000
900,000	Banco Santander	5.95%	#	01/30/2024	920,250
400,000	Bancolombia S.A.	6.13%		07/26/2020	427,000
200,000	BBVA Bancomer S.A.	6.01%	#	05/17/2022	200,500
400,000	BBVA Bancomer S.A.	5.35%	#	11/12/2029	370,000
155,000	Camelot Finance S.A.	7.88%	^	10/15/2024	160,812
100,000	Camposol S.A.	10.50%	^	07/15/2021	96,250
500,000	Cementos Progreso Trust	7.13%		11/06/2023	526,950
1,100,000	Cencosud S.A.	5.15%		02/12/2025	1,112,328
1,000,000	Central American Bottling Corporation	6.75%		02/09/2022	1,025,000
400,000	CIMPOR Financial Operations B.V.	5.75%		07/17/2024	335,040
1,000,000	CNOOC Finance Ltd.	2.63%		05/05/2020	996,994
200,000	CNOOC Finance Ltd.	4.25%		01/26/2021	208,569
500,000	CNPC General Capital Ltd.	2.75%		05/14/2019	504,108
300,000	Colbun S.A.	6.00%		01/21/2020	324,345
1,000,000	Comision Federal de Electricidad	4.75%		02/23/2027	962,500
500,000	CorpGroup Banking S.A.	6.75%		03/15/2023	476,940
200,000	Corporacion Financiera de Desarrollo S.A.	3.25%		07/15/2019	203,000
500,000	Cosan Overseas Ltd.	8.25%	†	11/29/2049	501,000
400,000	Credito Real S.A.B. de C.V.	7.25%	^	07/20/2023	409,000
1,000,000	DBS Group Holdings Ltd.	3.60%	#†	12/29/2049	965,521
600,000	Delek & Avner Tamar Bond Ltd.	4.44%	^	12/30/2020	612,000
500,000	Delek & Avner Tamar Bond Ltd.	5.41%	^	12/30/2025	506,250
200,000	Digicel Ltd.	8.25%		09/30/2020	172,594
600,000	Digicel Ltd.	7.13%		04/01/2022	468,372
200,000	Eldorado International Finance GMBH	8.63%	^	06/16/2021	173,000
1,000,000	Empresa de Energia de Bogota S.A.	6.13%		11/10/2021	1,032,500
400,000	Empresa Electrica Guacolda S.A.	4.56%	^	04/30/2025	364,971
200,000	Empresas Publicas de Medellin E.S.P.	7.63%		07/29/2019	224,000
809,720	ENA Norte Trust	4.95%		04/25/2023	842,109
800,000	Export-Import Bank of India	3.13%		07/20/2021	796,854
238,428	Fermaca Enterprises S. de R.L. de C.V.	6.38%		03/30/2038	236,044
400,000	Fondo Mivivienda S.A.	3.38%		04/02/2019	407,000
200,000	Global Bank Corporation	5.13%	^	10/30/2019	204,500
400,000	Global Bank Corporation	5.13%		10/30/2019	409,000
400,000	Grupo Aval Ltd.	4.75%		09/26/2022	395,600
200,000	Grupo Cementos de Chihuahua S.A.B de C.V.	8.13%		02/08/2020	208,000
500,000	Grupo Elektra S.A.B. de C.V.	7.25%		08/06/2018	504,000
400,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	364,000
200,000	Grupo Posadas S.A.B. de C.V.	7.88%	^	06/30/2022	198,500
750,000	GrupoSura Finance S.A.	5.50%		04/29/2026	768,938
617,314	Guanay Finance Ltd.	6.00%		12/15/2020	626,574
500,000	Hutchison Whampoa International Ltd.	6.00%	#†	05/07/2017	506,250
700,000	Industrial Senior Trust	5.50%		11/01/2022	675,038
200,000	Inkia Energy Ltd.	8.38%	^	04/04/2021	208,000
200,000	Instituto Costarricense de Electricidad	6.95%		11/10/2021	209,246
150,000	Intelsat Jackson Holdings S.A.	5.50%		08/01/2023	101,820
100,000	Intelsat Jackson Holdings S.A.	8.00%	^	02/15/2024	103,250
300,000	IOI Investment BHD	4.38%		06/27/2022	303,605
1,000,000	Israel Electric Corporation Ltd.	5.63%		06/21/2018	1,042,900
600,000	Israel Electric Corporation Ltd.	5.00%	^	11/12/2024	625,842
140,000	Kronos Acquisition Holdings, Inc.	9.00%	^	08/15/2023	140,350
190,000	Lundin Mining Corporation	7.50%	^	11/01/2020	203,062
200,000	Magnesita Finance Ltd.	8.63%	†	04/05/2017	189,500
800,000	Malayan Banking BHD	3.25%	#	09/20/2022	803,732
400,000	Marfrig Holdings Europe B.V.	8.00%	^	06/08/2023	415,040
200,000	Minerva Luxembourg S.A.	8.75%	#^†	04/03/2019	206,250
380,000	Minerva Luxembourg S.A.	8.75%	#†	04/03/2019	391,875
100,000	National Gas Company of Trinidad and Tobago Ltd.	6.05%		01/15/2036	101,500
175,000	NXP Funding LLC	4.13%	^	06/01/2021	181,125
200,000	OAS Financial Ltd.	8.88%	†Ω	04/29/2049	10,800
500,000	ONGC Videsh Ltd.	3.75%		07/27/2026	476,084
900,000	Oversea-Chinese Banking Corporation	4.00%	#	10/15/2024	924,799
1,050,000	Peru Enhanced Pass-Through Finance Ltd.	0.00%		06/02/2025	844,505
100,000	Petroleos Mexicanos	5.50%		02/04/2019	103,839
1,000,000	Petronas Global Sukuk Ltd.	2.71%		03/18/2020	999,998
500,000	Reliance Holdings, Inc.	4.50%		10/19/2020	527,455
500,000	Reliance Holdings, Inc.	5.40%		02/14/2022	540,638
500,000	Sinopec Group Overseas Development Ltd.	2.50%		04/28/2020	496,742
500,000	Sinopec Group Overseas Development Ltd.	2.00%	^	09/29/2021	477,462
200,000	Sixsigma Networks Mexico S.A. de C.V.	8.25%	^	11/07/2021	189,000
900,000	SUAM Finance B.V.	4.88%		04/17/2024	913,500
200,000	Telefonica Celular del Paraguay S.A.	6.75%		12/13/2022	204,500
140,000	Telesat LLC	8.88%	^	11/15/2024	146,300
300,000	Tencent Holdings Ltd.	3.38%		05/02/2019	306,869
200,000	Tencent Holdings Ltd.	2.88%		02/11/2020	200,816
200,000	Tenedora Nemak S.A. de C.V.	5.50%		02/28/2023	199,500
400,000	TV Azteca S.A.B. de C.V.	7.50%		05/25/2018	358,000
400,000	TV Azteca S.A.B. de C.V.	7.63%		09/18/2020	319,000
800,000	United Overseas Bank Ltd.	3.75%	#	09/19/2024	816,000
200,000	United Overseas Bank Ltd.	3.50%	#	09/16/2026	198,240
400,000	VTR Finance B.V.	6.88%		01/15/2024	414,000

Total Foreign Corporate Bonds (Cost $47,725,345)					47,000,497

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 2.4%
300,000	Colombia Government International Bond	4.50%		01/28/2026	310,125
800,000	Costa Rica Government International Bond	10.00%		08/01/2020	945,824
360,682	Dominican Republic International Bond	9.04%		01/23/2018	373,883
1,000,000	Dominican Republic International Bond	7.50%		05/06/2021	1,088,040
100,000	Dominican Republic International Bond	6.85%		01/27/2045	94,972
500,000	Guatemala Government Bond	4.88%		02/13/2028	485,025
500,000	Hungary Government International Bond	4.00%		03/25/2019	518,400
600,000	Hungary Government International Bond	6.25%		01/29/2020	657,666
1,500,000	Indonesia Government International Bond	5.88%		03/13/2020	1,640,510
500,000	Indonesia Government International Bond	4.35%	^	01/08/2027	502,311
1,500,000	Mexico Government International Bond	4.13%		01/21/2026	1,491,750
400,000	Mexico Government International Bond	4.75%		03/08/2044	364,600
600,000	Panama Government International Bond	5.20%		01/30/2020	645,900
500,000	Panama Government International Bond	3.88%		03/17/2028	490,000
300,000	Panama Government International Bond	4.30%		04/29/2053	270,000
1,200,000	Qatar Government International Bond	2.38%		06/02/2021	1,176,404
800,000	Republic of Poland Government International Bond	5.13%		04/21/2021	873,872

Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $12,071,011)					11,929,282

Non-Agency Commercial Mortgage Backed Obligations - 8.4%
159,000	Americold 2010 LLC Trust, Series 2010-ARTA-C	6.81%	^	01/14/2029	177,909
100,000	Banc of America Commercial Mortgage Trust, Series 2007-5-AM	5.77%	#	02/10/2051	101,872
529,014	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17-A4	5.69%	#	06/11/2050	538,212
10,568	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW13-AJ	5.61%	#	09/11/2041	10,561
449,791	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW18-A4	5.70%		06/11/2050	459,501
250,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	238,353
550,000	BXHTL Mortgage Trust, Series 2015-JWRZ-A	1.93%	#^	05/15/2029	552,015
522,000	CD Commercial Mortgage Trust, Series 2007-CD4-AMFX	5.37%	#	12/11/2049	522,536
100,000	CGBAM Commercial Mortgage Trust, Series 2014-HD-D	2.54%	#^	02/15/2031	97,946
412,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AM	5.71%	#	12/10/2049	417,951
210,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AMFX	5.71%	#^	12/10/2049	213,181
275,000	Citigroup Commercial Mortgage Trust, Series 2008-C7-AM	6.14%	#	12/10/2049	282,872
100,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21-D	4.84%	#^	05/10/2047	82,443
1,847,953	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	1.06%	#I/O	10/10/2047	115,066
200,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.43%	#^	02/10/2048	158,003
3,330,676	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	2.02%	#I/O	07/10/2049	443,556
150,000	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	150,163
100,000	COBALT Commercial Mortgage Trust, Series 2007-C3-AM	5.76%	#	05/15/2046	101,332
3,137,899	Commercial Mortgage Pass-Through Certificates, Series 2013-CR10-XA	0.93%	#I/O	08/10/2046	119,146
1,316,380	Commercial Mortgage Pass-Through Certificates, Series 2014-CR17-XA	1.16%	#I/O	05/10/2047	71,233
100,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.72%	#	08/10/2047	99,268
125,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.51%	#	11/10/2047	123,265
375,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-D	4.13%	#^	03/10/2048	298,513
300,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR23-D	4.26%	#	05/10/2048	223,179
2,472,944	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-XA	1.17%	#I/O	02/10/2048	154,974
815,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-C	4.31%	#	07/10/2048	731,018
406,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-C	4.65%	#	10/10/2053	399,648
3,626,708	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2-XA	1.08%	#I/O	02/10/2049	250,554
595,000	Cosmopolitan Hotel Trust, Series 2016-CSMO-C	3.35%	#^	11/15/2033	599,654
160,902	Countrywide Commercial Mortgage Trust, Series 2007-MF1-A	6.09%	#^	11/12/2043	162,676
100,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2-AM	5.62%	#	01/15/2049	100,842
551,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4-A1AM	5.93%	#	09/15/2039	560,689
266,630	Credit Suisse Mortgage Capital Certificates, Series 2007-C5-A4	5.70%	#	09/15/2040	270,474
2,018,458	Credit Suisse Mortgage Capital Certificates, Series 2014-USA-X1	0.55%	#^I/O	09/15/2037	78,040
875,000	Credit Suisse Mortgage Capital Certificates, Series 2015-SAND-D	3.55%	#^	08/15/2030	873,619
2,719,619	CSAIL Commercial Mortgage Trust, Series 2015-C1-XA	0.96%	#I/O	04/15/2050	150,404
536,000	FORT CRE LLC, Series 2016-1A-B	3.49%	#^	05/21/2036	540,313
336,329	GE Capital Commercial Mortgage Corporation Trust, Series 2006-C1-AJ	5.31%	#	03/10/2044	335,943
399,200	GE Commercial Mortgage Corporation Trust, Series 2007-C1-AM	5.61%	#	12/10/2049	399,770
406,000	GMAC Commercial Mortgage Securities Trust, Series 2004-C3-D	5.04%	#	12/10/2041	420,483
564,000	GMAC Commercial Mortgage Securities Trust, Series 2004-C3-E	5.14%	#^	12/10/2041	562,202
100,000	Grace Mortgage Trust, Series 2014-GRCE-A	3.37%	^	06/10/2028	103,745
300,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AJ	6.03%	#	12/10/2049	299,994
150,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AM	5.87%	#	12/10/2049	153,317
128,412	Greenwich Capital Commercial Funding Corporation, Series 2007-GG9-AM	5.48%		03/10/2039	128,367
112,360	Greenwich Capital Commercial Funding Corporation, Series 2007-GG9-AMFX	5.48%		03/10/2039	112,292
331,830	GS Mortgage Securities Corporation, Series 2007-GG10-A4	5.79%	#	08/10/2045	334,302
3,155,719	GS Mortgage Securities Corporation, Series 2013-GC10-XA	1.60%	#I/O	02/10/2046	228,534
4,108,277	GS Mortgage Securities Corporation, Series 2014-GC20-XA	1.16%	#I/O	04/10/2047	231,280
9,155,357	GS Mortgage Securities Corporation, Series 2014-GC24-XA	0.86%	#I/O	09/10/2047	419,050
7,451,888	GS Mortgage Securities Corporation, Series 2015-GS1-XA	0.84%	#I/O	11/10/2048	419,245
7,412,456	GS Mortgage Securities Corporation, Series 2016-GS2-XA	1.67%	#I/O	05/10/2049	806,157
257,000	GS Mortgage Securities Trust, Series 2013-GC13-D	4.07%	#^	07/10/2046	228,617
610,000	GSCCRE Commercial Mortgage Trust, Series 2015-HULA-D	4.45%	#^	08/15/2032	615,760
261,774	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	261,691
550,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-AM	5.47%	#	06/12/2047	555,328
631,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB19-AM	5.71%	#	02/12/2049	637,161
385,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-AJ	6.15%	#	02/12/2051	387,939
150,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-AM	5.96%	#	02/12/2051	153,633
475,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-LD12-AM	6.04%	#	02/15/2051	486,006
100,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-DSTY-A	3.43%	^	06/10/2027	102,303
150,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-PHH-D	3.10%	#^	08/15/2027	149,837
412,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2004-CBX-D	5.10%	#	01/12/2037	422,424
543,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11-AM	5.75%	#	06/15/2049	548,746
594,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX-AM	5.46%	#	01/15/2049	589,098
543,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FRR1-A707	4.35%	^	01/27/2047	531,846
406,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-ASH-B	2.85%	#^	10/15/2034	407,022
229,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-ASH-C	3.54%	#^	10/15/2034	229,572
6,461,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4-XA	0.83%	#I/O	12/15/2049	328,376
594,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WPT-E	5.70%	#^	10/15/2033	600,627
318,000	JPMBB Commercial Mortgage Securities Trust, Series 2013-C15-D	5.05%	#^	11/15/2045	304,241
2,153,079	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	1.08%	#I/O	02/15/2047	101,367
1,227,991	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-XA	1.09%	#I/O	08/15/2047	73,505
100,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.46%	#	09/15/2047	100,250
150,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-C	4.45%	#	11/15/2047	147,798
425,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-C	4.43%	#	01/15/2048	415,746
6,910,839	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.95%	#I/O	05/15/2048	280,409
5,721,755	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	1.01%	#I/O	08/15/2048	334,770
470,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.62%	#	12/15/2048	467,263
9,266,473	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4-XA	0.85%	#I/O	12/15/2049	582,167
845,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AJ	5.48%		02/15/2040	845,747
100,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AM	5.46%		02/15/2040	100,075
550,000	LB-UBS Commercial Mortgage Trust, Series 2007-C2-AM	5.49%	#	02/15/2040	554,595
4,606,888	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	1.96%	#^I/O	03/10/2049	414,511
542,000	Merrill Lynch Mortgage Trust, Series 2007-C1-AM	5.83%	#	06/12/2050	526,421
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.49%	#	10/15/2047	99,751
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	457,148
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-C	4.46%	#	02/15/2048	461,503
180,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21-C	4.16%	#	03/15/2048	173,801
360,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23-C	4.14%	#	07/15/2050	340,788
550,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26-D	3.06%	^	10/15/2048	383,736
274,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-C	4.54%	#	12/15/2047	261,639
59,626	Morgan Stanley Capital, Inc., Series 2006-HQ8-AJ	5.42%	#	03/12/2044	59,912
200,000	Morgan Stanley Capital, Inc., Series 2007-HQ11-AJ	5.51%	#	02/12/2044	199,356
616,000	Morgan Stanley Capital, Inc., Series 2007-IQ16-AM	6.05%	#	12/12/2049	634,542
150,000	Morgan Stanley Capital, Inc., Series 2014-MP-D	3.69%	#^	08/11/2029	147,322
11,613,000	Morgan Stanley Capital, Inc., Series 2016-UB12-XA	0.84%	#I/O	12/15/2049	632,142
648,000	MSCG Trust, Series 2016-SNR-C	5.21%	^	11/15/2034	648,976
1,252,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C26-AM	6.07%	#	06/15/2045	1,252,826
511,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27-AJ	5.83%	#	07/15/2045	511,500
319,302	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AJ	5.63%	#	10/15/2048	318,903
630,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AJ	5.41%	#	12/15/2043	636,575
600,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AM	5.38%		12/15/2043	600,169
150,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31-AM	5.59%	#	04/15/2047	150,961
505,368	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32-A3	5.71%	#	06/15/2049	508,477
485,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AJ	5.97%	#	02/15/2051	486,534
407,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AM	5.97%	#	02/15/2051	411,963
500,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-D	3.94%	^	08/15/2050	397,334
200,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-C	3.89%		02/15/2048	175,539
400,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-C	4.14%	#	05/15/2048	357,391
540,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.61%	#	11/15/2048	532,264
5,950,648	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	1.11%	#I/O	11/15/2048	418,403
2,714,005	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1-XA	1.19%	#I/O	05/15/2048	178,586
8,913,293	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.79%	#I/O	07/15/2058	390,444
411,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-C	4.60%	#	12/15/2048	405,348
2,776,651	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-XA	1.81%	#I/O	03/15/2059	311,395
4,143,798	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.16%	#I/O	08/15/2047	247,219
2,526,267	WF-RBS Commercial Mortgage Trust, Series 2014-C24-XA	0.97%	#I/O	11/15/2047	132,554
5,067,772	WF-RBS Commercial Mortgage Trust, Series 2016-NXS6-XA	1.66%	#I/O	11/15/2049	534,786

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $42,682,658)					41,370,300

Non-Agency Residential Collateralized Mortgage Obligations - 18.4%
5,728,561	ACE Securities Corporation Home Equity Loan Trust Series, Series 2007-HE1-A2A	0.85%	#	01/25/2037	3,853,503
1,942,439	Ajax Mortgage Loan Trust, Series 2015-B-A	3.88%	#^	07/25/2060	1,945,199
4,709,485	Ajax Mortgage Loan Trust, Series 2016-1-A	4.25%	#^	07/25/2047	4,673,399
3,946,680	Ajax Mortgage Loan Trust, Series 2016-C-A	4.00%	#^	10/25/2057	3,964,918
750,000	Banc of America Funding Corporation, Series 2005-B-3M1	1.19%	#	04/20/2035	624,497
2,927,716	Bayview Opportunity Master Fund Trust, Series 2016-RPL2-A1	3.84%	#^	06/28/2031	2,909,070
3,341,131	Bayview Opportunity Master Fund Trust, Series 2016-RPL4-A1	3.47%	#^	07/28/2018	3,331,409
1,945,148	Bear Stearns Alt-A Trust, Series 2006-4-22A1	3.28%	#	08/25/2036	1,609,493
4,517,267	Bear Stearns ARM Trust, Series 2006-2-2A1	3.24%	#	07/25/2036	4,373,453
14,634	CAM Mortgage LLC, Series 2015-1-A	3.50%	#^	07/15/2064	14,669
3,621,618	Chase Mortgage Finance Trust Series, Series 2007-S4-A4	1.36%	#	06/25/2037	2,175,040
4,911,094	Citigroup Mortgage Loan Trust, Inc., Series 2006-AMC1-A1	0.90%	#^	09/25/2036	4,308,678
2,085,297	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	1,932,741
1,000,000	Colony Starwood Homes Trust, Series 2016-2A-D	3.09%	#^	12/17/2033	1,004,385
794,638	Countrywide Alternative Loan Trust, Series 2005-75CB-A3	5.50%		01/25/2036	714,968
918,375	Countrywide Alternative Loan Trust, Series 2006-23CB-2A2	6.50%		08/25/2036	626,303
694,785	Countrywide Alternative Loan Trust, Series 2007-15CB-A7	6.00%		07/25/2037	620,835
929,351	Countrywide Alternative Loan Trust, Series 2008-1R-2A3	6.00%		08/25/2037	741,110
899,925	Countrywide Home Loans, Series 2005-HYB9-3A2A	3.31%	#	02/20/2036	793,965
580,480	Countrywide Home Loans, Series 2007-14-A15	6.50%		09/25/2037	528,137
1,678,577	Countrywide Home Loans, Series 2007-HY1-1A1	3.03%	#	04/25/2037	1,586,123
498,973	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-2-A5A	6.08%	#	09/25/2036	325,951
1,024,902	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-6A9	5.50%		11/25/2035	855,705
535,994	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-5A9	5.50%		10/25/2035	464,562
1,500,000	Credit Suisse Mortgage Capital Certificates, Series 2011-12R-3A5	2.59%	#^	07/27/2036	1,349,439
402,000	Credit Suisse Mortgage Capital Certificates, Series 2011-5R-6A9	3.15%	#^	11/27/2037	378,295
3,579,478	Credit Suisse Mortgage Capital Certificates, Series 2015-RPL3-A1	3.75%	#^	12/25/2056	3,530,160
593,616	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01%	#	10/25/2036	514,972
243,153	Deutsche Mortgage & Asset Receiving Corporation, Series 2014-RS1-1A2	7.82%	#^	07/27/2037	171,215
1,124,211	Impac Secured Assets Trust, Series 2006-5-1A1C	1.03%	#	02/25/2037	845,929
4,390,167	IndyMac Mortgage Loan Trust, Series 2004-AR4-3A	3.12%	#	08/25/2034	4,326,451
3,740,773	IndyMac Mortgage Loan Trust, Series 2006-AR19-2A1	3.17%	#	08/25/2036	3,258,832
854,375	JP Morgan Mortgage Trust, Series 2005-S3-1A2	5.75%		01/25/2036	723,217
1,494,480	JP Morgan Mortgage Trust, Series 2007-A2-4A1M	4.38%	#	04/25/2037	1,319,307
260,200	Lehman Mortgage Trust, Series 2006-1-1A3	5.50%		02/25/2036	214,161
324,433	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	3.20%	#	04/25/2036	300,732
492,439	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A7	6.00%		03/25/2037	377,723
1,088,983	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF2C	6.25%		08/25/2036	874,944
218,002	Morgan Stanley Mortgage Loan Trust, Series 2005-7-4A1	5.50%		11/25/2035	203,365
200,308	Morgan Stanley Mortgage Loan Trust, Series 2006-2-2A4	5.75%		02/25/2036	190,796
673,666	Morgan Stanley Mortgage Loan Trust, Series 2006-2-7A1	5.46%	#	02/25/2036	596,784
783,538	Morgan Stanley Mortgage Loan Trust, Series 2007-8XS-A1	5.75%	#	04/25/2037	571,736
2,500,000	Nationstar HECM Loan Trust, Series 2016-2A-M1	3.60%	^	06/25/2026	2,512,807
6,222,058	New Century Home Equity Loan Trust, Series 2006-1-A2B	0.94%	#	05/25/2036	5,227,645
396,882	Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	347,536
838,054	Residential Accredit Loans, Inc., Series 2006-QS12-2A3	6.00%		09/25/2036	744,846
2,667,083	Residential Asset Securitization Trust, Series 2005-A15-5A2	5.75%		02/25/2036	2,097,703
544,356	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	427,026
750,000	Springleaf Mortgage Loan Trust, Series 2013-2A-B2	6.00%	#^	12/25/2065	756,314
5,289,571	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	3.35%	#	12/25/2035	4,962,664
2,990,537	Towd Point Mortgage Trust, Series 2015-2-1A13	2.50%	#^	11/25/2060	2,972,456
1,305,274	VOLT LLC, Series 2015-NPL3-A1	3.38%	#^	10/25/2058	1,306,708
1,343,844	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-2-4CB	6.00%		03/25/2036	1,281,697
1,229,564	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	1,185,541
261,255	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A15	5.75%		03/25/2037	257,751
149,019	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3-1A4	6.00%		04/25/2037	149,177
2,301,217	WinWater Mortgage Loan Trust, Series 2016-1-2A3	3.00%	#^	12/20/2030	2,308,767

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $91,433,546)					90,264,809

US Corporate Bonds - 4.7%
275,000	Acadia Healthcare Company Inc., Guaranteed Senior Secured Loan	5.63%		02/15/2023	276,375
280,000	Air Medical Merger Sub Corporation	6.38%	^	05/15/2023	270,200
265,000	Albertson’s Holdings LLC	5.75%	^	03/15/2025	263,012
145,000	Allison Transmission, Inc.	5.00%	^	10/01/2024	146,812
145,000	AMC Entertainment Holdings, Inc.	5.88%	^	11/15/2026	148,625
360,000	American Axle & Manufacturing, Inc.	6.63%		10/15/2022	373,032
330,000	Argos Merger Sub, Inc.	7.13%	^	03/15/2023	337,425
205,000	Asbury Automotive Group, Inc.	6.00%		12/15/2024	210,637
200,000	Ashland, Inc.	4.75%		08/15/2022	208,250
260,000	Berry Plastics Corporation	5.50%		05/15/2022	271,700
147,000	Builders FirstSource, Inc.	5.63%	^	09/01/2024	148,286
155,000	Calpine Corporation	5.75%		01/15/2025	150,350
225,000	CCO Holdings LLC	5.25%		09/30/2022	233,437
105,000	CCO Holdings LLC	5.13%	^	05/01/2023	108,412
235,000	Cengage Learning, Inc.	9.50%	^	06/15/2024	209,737
120,000	Centene Corporation	5.63%		02/15/2021	126,468
280,000	Centene Corporation	4.75%		01/15/2025	274,050
380,000	Cequel Communications Holdings LLC	6.38%	^	09/15/2020	392,350
280,000	Cincinnati Bell, Inc.	7.00%	^	07/15/2024	296,800
385,000	CommScope, Inc.	5.00%	^	06/15/2021	397,994
150,000	CSC Holdings LLC	5.25%		06/01/2024	147,000
85,000	CSC Holdings LLC	5.50%	^	04/15/2027	86,275
205,000	Dana Holding Corporation	5.50%		12/15/2024	210,125
270,000	Diamond 1 Finance Corporation	7.13%	^	06/15/2024	299,793
55,000	DJO Finance, LLC	8.13%	^	06/15/2021	47,987
115,000	Dollar Tree, Inc.	5.75%		03/01/2023	122,339
210,000	Embarq Corporation	8.00%		06/01/2036	197,400
300,000	Endo Finance, Inc.	5.38%	^	01/15/2023	256,500
40,000	Energy Gulf Coast, Inc.	9.25%	Ω	12/15/2017	5,840
15,000	Energy Gulf Coast, Inc.	11.00%	Ω^	03/15/2020	7,950
35,000	Energy Gulf Coast, Inc.	7.50%	Ω	12/15/2021	4,900
85,000	Energy Partners Ltd.	8.25%	Ω	02/15/2018	15,937
210,000	Energy Transfer Equity LP	5.50%		06/01/2027	205,800
380,000	Ensemble S Merger Sub, Inc.	9.00%	^	09/30/2023	404,700
235,000	Envision Healthcare Corporation	6.25%	^	12/01/2024	248,513
165,000	Equinix Inc.	5.88%		01/15/2026	174,075
411,000	ESH Hospitality, Inc.	5.25%	^	05/01/2025	409,972
125,000	Extraction Oil & Gas Holdings LLC	7.88%	^	07/15/2021	134,375
195,000	First Data Corporation	7.00%	^	12/01/2023	208,162
200,000	First Data Corporation	5.75%	^	01/15/2024	207,126
260,000	Gannett Company, Inc.	4.88%	^	09/15/2021	265,200
290,000	Gates Global LLC	6.00%	^	07/15/2022	285,070
275,000	Genesy’s Telecommunications Laboratories, Inc.	10.00%	^	11/30/2024	292,875
150,000	GLP Capital LP	5.38%		04/15/2026	156,810
380,000	Goodyear Tire & Rubber Company	5.13%		11/15/2023	393,300
150,000	Gray Television, Inc.	5.13%	^	10/15/2024	145,500
205,000	Gray Television, Inc.	5.88%	^	07/15/2026	203,975
105,000	Grinding Media Canada, Inc.	7.38%	^	12/15/2023	110,575
150,000	HCA, Inc.	5.88%		02/15/2026	154,875
270,000	Hilton Domestic Operating Company, Inc.	4.25%	^	09/01/2024	263,250
255,000	Infor US, Inc.	6.50%		05/15/2022	266,475
220,000	InVentiv Group Holdings, Inc.	7.50%	^	10/01/2024	231,528
260,000	Jack Ohio Finance Corporation	6.75%	^	11/15/2021	263,900
130,000	JBS LLC	5.75%	^	06/15/2025	132,275
373,000	Level 3 Communications, Inc.	5.75%		12/01/2022	384,190
125,000	Levi Strauss & Company	5.00%		05/01/2025	125,625
150,000	LifePoint Health, Inc.	5.38%	^	05/01/2024	147,300
280,000	Live Nation Entertainment, Inc.	4.88%	^	11/01/2024	281,400
325,000	Memorial Production Partners LP	6.88%	Ω	08/01/2022	156,000
80,000	MGM Growth Properties Operating Partnership LP	5.63%	^	05/01/2024	84,000
205,000	MGM Resorts International	4.63%		09/01/2026	198,337
90,000	Microsemi Corporation	9.13%	^	04/15/2023	105,300
310,000	Milacron LLC	7.75%	^	02/15/2021	320,075
375,000	MPH Acquisition Holdings LLC	7.13%	^	06/01/2024	395,662
135,000	Nationstar Capital Corporation	6.50%		07/01/2021	137,363
240,000	NCL Corporation Ltd.	4.75%	^	12/15/2021	240,451
145,000	Nexstar Escrow Corporation	5.63%	^	08/01/2024	144,275
145,000	NGL Energy Finance Corporation	7.50%	^	11/01/2023	150,438
65,000	Noble Holding International Ltd.	7.75%		01/15/2024	61,302
145,000	Novelis Corporation	6.25%	^	08/15/2024	154,063
50,000	Novelis Corporation	5.88%	^	09/30/2026	50,625
280,000	NRG Energy, Inc.	7.25%	^	05/15/2026	280,000
105,000	OPE KAG Finance Sub, Inc.	7.88%	^	07/31/2023	106,575
140,000	Open Text Corporation	5.88%	^	06/01/2026	148,050
55,000	PDC Energy, Inc.	6.13%	^	09/15/2024	56,513
405,000	Pilgrim’s Pride Corporation	5.75%	^	03/15/2025	407,025
285,000	Pinnacle Entertainment, Inc.	5.63%	^	05/01/2024	286,425
160,000	Plastipak Holdings, Inc.	6.50%	^	10/01/2021	168,000
125,000	PQ Corporation	6.75%	^	11/15/2022	134,063
390,000	Prime Security Services Borrower LLC	9.25%	^	05/15/2023	425,588
280,000	Quintiles Transnational Corporation	4.88%	^	05/15/2023	285,600
150,000	RegionalCare Hospital Partners Holdings, Inc.	8.25%	^	05/01/2023	150,375
279,000	Revlon Consumer Products Corporation	5.75%		02/15/2021	281,790
55,000	Revlon Consumer Products Corporation	6.25%		08/01/2024	56,513
182,067	Reynolds Group Issuer LLC	8.25%		02/15/2021	188,037
260,000	Rite Aid Corporation	6.13%	^	04/01/2023	280,475
270,000	Sabre GLBL, Inc.	5.25%	^	11/15/2023	278,605
241,000	Sally Holdings LLC	5.75%		06/01/2022	251,544
110,000	Sanchez Energy Corporation	6.13%		01/15/2023	105,050
35,000	SandRidge Energy, Inc.	8.75%		06/01/2020	-
95,000	Scientific Games International, Inc.	7.00%	^	01/01/2022	102,363
280,000	Select Medical Corporation	6.38%		06/01/2021	281,400
190,000	Signode Industrial Group, Inc.	6.38%	^	05/01/2022	191,900
400,000	Sinclair Television Group, Inc.	5.63%	^	08/01/2024	410,000
280,000	Sirius XM Radio Inc.	5.38%	^	07/15/2026	274,400
200,000	Solera Finance, Inc.	10.50%	^	03/01/2024	226,000
380,000	Spectrum Brands, Inc.	5.75%		07/15/2025	396,150
260,000	Station Casinos LLC	7.50%		03/01/2021	273,000
150,000	Targa Resources Partners Finance Corporation	5.38%	^	02/01/2027	149,250
115,000	Team Health, Inc.	7.25%	^	12/15/2023	131,100
285,000	Tenet Healthcare Corporation	6.75%		06/15/2023	251,513
255,000	Terex Corporation	6.00%		05/15/2021	261,694
95,000	The ServiceMaster Company LLC	5.13%	^	11/15/2024	96,663
270,000	TransDigm, Inc.	6.00%		07/15/2022	282,150
146,000	TreeHouse Foods, Inc.	6.00%	^	02/15/2024	153,665
270,000	Viking Cruises Ltd.	8.50%	^	10/15/2022	281,138
170,000	Vizient, Inc.	10.38%	^	03/01/2024	192,950
75,000	Western Digital Corporation	7.38%	^	04/01/2023	82,688
285,000	Williams Partners LP	4.88%		03/15/2024	287,877
200,000	WMG Acquisition Corporation	6.75%	^	04/15/2022	211,500

Total US Corporate Bonds (Cost $22,815,218)					22,968,364

US Government and Agency Obligations - 4.2%
20,734,974	United States Treasury Inflation Indexed Bonds	0.13%		04/15/2021	20,865,646

Total US Government and Agency Obligations (Cost $21,003,516)					20,865,646

US Government / Agency Mortgage Backed Obligations - 1.0%
570,823	Federal Home Loan Mortgage Corporation, Series 2016-KF22-B	5.58%	#^	07/25/2023	576,382
4,891,251	Federal Home Loan Mortgage Corporation, Series 3926-HS	5.75%	#I/F I/O	09/15/2041	815,444
738,683	Federal Home Loan Mortgage Corporation, Series 4390-NY	3.00%		06/15/2040	752,702
824,082	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	827,760
6,475,147	Federal Home Loan Mortgage Corporation Pass-Thru, Series K722-X1	1.31%	#I/O	03/25/2023	428,734
1,520,379	Federal National Mortgage Association, Series 2015-59-A	3.00%		06/25/2041	1,544,780

Total US Government / Agency Mortgage Backed Obligations (Cost $5,031,164)					4,945,802

Affiliated Mutual Funds - 9.6%
4,237,503	DoubleLine Floating Rate Fund (Class I)				42,078,404
526,692	DoubleLine Global Bond Fund (Class I)				5,182,652

Total Affiliated Mutual Funds (Cost $47,990,387)					47,261,056

Exchange Traded Funds and Common Stocks - 0.0%
335	SandRidge Energy, Inc.				7,898
2,784	Pacific Rubiales Energy Corporation				121,786

Total Exchange Traded Funds and Common Stocks (Cost $484,476)					129,684

Short Term Investments - 21.7%
35,557,231	BlackRock Liquidity Funds FedFund - Institutional Shares	0.41%	t		35,557,231
35,557,231	Fidelity Institutional Money Market Government Portfolio - Class I	0.39%	t		35,557,231
35,557,231	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.44%	t		35,557,231

Total Short Term Investments (Cost $106,671,693)					106,671,693

Total Investments - 94.1% (Cost $466,949,216)					462,568,461
Other Assets in Excess of Liabilities - 5.9%					28,755,678

NET ASSETS - 100.0%					$491,324,139

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2016, the value of these securities amounted to $139,857,619 or 28.5% of net assets.
¥	Illiquid security. At December 31, 2016, the value of these securities amounted to $857,268 or 0.2% of net assets.
#	Variable rate security. Rate disclosed as of December 31, 2016.
†	Perpetual Maturity
I/O	Interest only security
I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates
Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
t	Seven-day yield as of December 31, 2016
~	Represents less than 0.05% of net assets

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows+:

Tax Cost of Investments	$467,043,439

Gross Tax Unrealized Appreciation	1,701,673
Gross Tax Unrealized Depreciation	(6,176,651)

Net Tax Unrealized Appreciation (Depreciation)	$(4,474,978)

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Short Term Investments	21.7%
Non-Agency Residential Collateralized Mortgage Obligations	18.4%
Collateralized Loan Obligations	12.8%
Affiliated Mutual Funds	9.6%
Foreign Corporate Bonds	9.6%
Non-Agency Commercial Mortgage Backed Obligations	8.4%
US Corporate Bonds	4.7%
US Government and Agency Obligations	4.2%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	2.4%
Asset Backed Obligations	1.3%
US Government / Agency Mortgage Backed Obligations	1.0%
Convertible Bonds	0.0%	~
Exchange Traded Funds and Common Stocks	0.0%	~
Other Assets and Liabilities	5.9%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Short Term Investments	21.7%
Non-Agency Residential Collateralized Mortgage Obligations	18.4%
Collateralized Loan Obligations	12.8%
Affiliated Mutual Funds	9.6%
Non-Agency Commercial Mortgage Backed Obligations	8.4%
US Government and Agency Obligations	4.2%
Banking	3.0%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	2.4%
Asset Backed Obligations	1.3%
Oil & Gas	1.5%
Utilities	1.5%
US Government / Agency Mortgage Backed Obligations	1.0%
Media	0.9%
Transportation	0.9%
Consumer Products	0.8%
Finance	0.7%
Retailers (other than Food/Drug)	0.6%
Healthcare	0.5%
Telecommunications	0.5%
Building and Development (including Steel/Metals)	0.4%
Hotels/Motels/Inns and Casinos	0.4%
Health Care Providers & Services	0.3%
Technology	0.2%
Automotive	0.2%
Beverage and Tobacco	0.2%
Industrial Equipment	0.2%
Electronics/Electric	0.2%
Leisure	0.2%
Financial Intermediaries	0.1%
Chemicals/Plastics	0.1%
Conglomerates	0.1%
Containers and Glass Products	0.1%
Real Estate	0.1%
Food Products	0.1%
Pharmaceuticals	0.1%
Business Equipment and Services	0.1%
Aerospace & Defense	0.1%
Energy	0.1%
Food/Drug Retailers	0.1%
Mining	0.0%	~
Pulp & Paper	0.0%	~
Construction	0.0%	~
Other Assets and Liabilities	5.9%

	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	82.1%
Mexico	1.9%
Colombia	0.9%
Chile	0.9%
Panama	0.8%
India	0.7%
Guatemala	0.7%
China	0.7%
Costa Rica	0.6%
Singapore	0.6%
Peru	0.6%
Israel	0.6%
Dominican Republic	0.5%
Malaysia	0.5%
Brazil	0.5%
Indonesia	0.4%
Qatar	0.2%
Hungary	0.2%
Poland	0.2%
Jamaica	0.1%
Paraguay	0.1%
Hong Kong	0.1%
Canada	0.1%
Luxembourg	0.1%
El Salvador	0.0%	~
Netherlands	0.0%	~
Trinidad & Tobago	0.0%	~
Other Assets and Liabilities	5.9%

	100.0%

DoubleLine Low Duration Emerging Markets Fixed Income Fund

Schedule of Investments

December 31, 2016 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds - 80.5%
Brazil - 2.8%
3,000,000	Cosan Overseas Ltd.	8.25%	†	11/29/2049	3,006,000
100,000	Globo Communicacao e Participacoes S.A.	5.31%	#^	05/11/2022	100,500
4,400,000	Globo Communicacao e Participacoes S.A.	5.31%	#	05/11/2022	4,422,000
1,900,000	Minerva Luxembourg S.A.	8.75%	#†	04/03/2019	1,959,375
1,000,000	OAS Investments GMBH	8.25%	Ω	10/19/2019	47,000

					9,534,875

Chile - 7.2%
1,901,000	AES Gener S.A.	5.25%		08/15/2021	1,995,402
300,000	Banco del Estado de Chile	3.88%		02/08/2022	307,273
3,000,000	Banco Santander	1.78%	#	04/11/2017	2,997,393
2,000,000	Celulosa Arauco y Constitucion S.A.	7.25%		07/29/2019	2,215,112
2,623,000	Celulosa Arauco y Constitucion S.A.	5.00%		01/21/2021	2,760,311
1,000,000	Celulosa Arauco y Constitucion S.A.	4.75%		01/11/2022	1,041,667
1,000,000	Colbun S.A.	6.00%		01/21/2020	1,081,151
2,000,000	Corpbanca S.A.	3.13%		01/15/2018	2,022,756
575,000	E.CL S.A.	5.63%		01/15/2021	616,831
3,827,349	Guanay Finance Ltd.	6.00%		12/15/2020	3,884,760
3,500,000	Inversiones CMPC S.A.	4.75%		01/19/2018	3,568,558
1,495,000	Telefonica Chile S.A.	3.88%		10/12/2022	1,506,595

					23,997,809

China - 7.7%
5,835,000	CNOOC Finance Ltd.	2.63%		05/05/2020	5,817,460
400,000	CNPC General Capital Ltd.	1.80%	#^	05/14/2017	400,230
5,000,000	CNPC General Capital Ltd.	2.75%		05/14/2019	5,041,080
1,700,000	Sinopec Group Overseas Development Ltd.	2.13%		05/03/2019	1,694,713
4,041,000	Sinopec Group Overseas Development Ltd.	2.50%		04/28/2020	4,014,669
1,500,000	Sinopec Group Overseas Development Ltd.	2.00%	^	09/29/2021	1,432,388
6,000,000	Tencent Holdings Ltd.	2.88%		02/11/2020	6,024,480
1,385,000	Want Want China Finance Ltd.	1.88%	^	05/14/2018	1,374,360

					25,799,380

Colombia - 5.8%
1,200,000	Avianca Holdings S.A.	8.38%	^	05/10/2020	1,224,000
2,500,000	Banco GNB Sudameris S.A.	3.88%		05/02/2018	2,493,750
4,000,000	Empresa de Energia de Bogota S.A.	6.13%		11/10/2021	4,130,000
4,000,000	Empresas Publicas de Medellin E.S.P.	7.63%		07/29/2019	4,480,000
500,000	Grupo Aval Ltd.	4.75%		09/26/2022	494,500
2,150,000	GrupoSura Finance S.A.	5.70%		05/18/2021	2,284,375
4,200,000	Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	4,347,000

					19,453,625

Costa Rica - 2.8%
3,080,000	Banco de Costa Rica	5.25%		08/12/2018	3,122,196
1,200,000	Banco Nacional de Costa Rica	4.88%		11/01/2018	1,212,840
2,500,000	Banco Nacional de Costa Rica	5.88%	^	04/25/2021	2,525,000
2,500,000	Instituto Costarricense de Electricidad	6.95%		11/10/2021	2,615,575

					9,475,611

Dominican Republic - 0.1%
200,000	Aeropuertos Dominicanos	9.75%		11/13/2019	209,000

					209,000

Guatemala - 2.2%
900,000	Agromercantil Senior Trust	6.25%	^	04/10/2019	927,486
1,600,000	Agromercantil Senior Trust	6.25%		04/10/2019	1,648,864
500,000	Bantrab Senior Trust	9.00%		11/14/2020	436,350
300,000	Cementos Progreso Trust	7.13%		11/06/2023	316,170
4,000,000	Central American Bottling Corporation	6.75%		02/09/2022	4,100,000

					7,428,870

Hong Kong - 1.1%
3,600,000	Hutchison Whampoa International Ltd.	6.00%	#†	05/07/2017	3,645,000

					3,645,000

India - 10.2%
7,000,000	Adani Ports & Special Economic Zone Ltd.	3.50%		07/29/2020	6,969,389
1,800,000	Bharat Petroleum Corporation Ltd.	4.63%		10/25/2022	1,887,264
3,000,000	Export-Import Bank of India	3.13%		07/20/2021	2,988,201
5,600,000	Indian Oil Corporation, Ltd.	5.63%		08/02/2021	6,098,982
4,595,000	Oil India Ltd.	3.88%		04/17/2019	4,720,770
5,000,000	ONGC Videsh Ltd.	3.25%		07/15/2019	5,071,750
6,000,000	Reliance Holdings, Inc.	4.50%		10/19/2020	6,329,460

					34,065,816

Israel - 4.3%
1,000,000	Delek & Avner Tamar Bond Ltd.	3.84%	^	12/30/2018	1,018,750
5,000,000	Delek & Avner Tamar Bond Ltd.	4.44%	^	12/30/2020	5,100,000
4,000,000	Israel Electric Corporation Ltd.	2.63%	#	01/17/2018	4,000,924
4,000,000	Israel Electric Corporation Ltd.	5.63%		06/21/2018	4,171,600

					14,291,274

Jamaica - 0.8%
1,500,000	Digicel Ltd.	7.00%		02/15/2020	1,419,960
1,500,000	Digicel Ltd.	8.25%		09/30/2020	1,294,455

					2,714,415

Malaysia - 5.5%
6,000,000	Axiata SPV2 BHD	3.47%		11/19/2020	6,052,008
1,500,000	IOI Investment BHD	4.38%		06/27/2022	1,518,025
4,000,000	Malayan Banking BHD	3.25%	#	09/20/2022	4,018,660
6,700,000	Petronas Global Sukuk Ltd.	2.71%		03/18/2020	6,699,987

					18,288,680

Mexico - 12.2%
5,000,000	America Movil SAB de CV	3.13%		07/16/2022	4,930,625
700,000	Banco Nacional de Comercio Exterior S.N.C.	3.80%	#^	08/11/2026	657,125
6,300,000	Banco Nacional de Comercio Exterior S.N.C.	3.80%	#	08/11/2026	5,914,125
6,700,000	Banco Santander	5.95%	#	01/30/2024	6,850,750
6,670,000	BBVA Bancomer S.A.	6.01%	#	05/17/2022	6,686,675
4,000,000	Comision Federal de Electricidad	4.88%		05/26/2021	4,120,000
2,700,000	Grupo Cementos de Chihuahua S.A.B de C.V.	8.13%		02/08/2020	2,808,000
2,500,000	Grupo Elektra S.A.B. de C.V.	7.25%		08/06/2018	2,520,000
1,500,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	1,365,000
1,500,000	Petroleos Mexicanos	3.50%		07/18/2018	1,517,250
2,000,000	Tenedora Nemak S.A. de C.V.	5.50%		02/28/2023	1,995,000
400,000	TV Azteca S.A.B. de C.V.	7.50%		05/25/2018	358,000
1,500,000	TV Azteca S.A.B. de C.V.	7.63%		09/18/2020	1,196,250

					40,918,800

Panama - 7.4%
7,000,000	Aeropuerto Internacional de Tocumen S.A.	5.75%		10/09/2023	7,332,500
250,000	Banco Latinoamericano de Comercio Exterior S.A.	3.75%		04/04/2017	251,249
2,000,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%	^	05/07/2020	2,017,000
2,500,000	Banco Latinoamericano do Comercio Exterior S.A.	3.25%		05/07/2020	2,521,250
6,153,870	ENA Norte Trust	4.95%		04/25/2023	6,400,025
1,500,000	Global Bank Corporation	5.13%	^	10/30/2019	1,533,750
1,800,000	Global Bank Corporation	5.13%		10/30/2019	1,840,500
3,000,000	Global Bank Corporation	4.50%		10/20/2021	2,928,600

					24,824,874

Paraguay - 0.8%
1,080,000	Banco Regional SAECA	8.13%		01/24/2019	1,146,150
1,000,000	Telefonica Celular del Paraguay S.A.	6.75%	^	12/13/2022	1,022,500
400,000	Telefonica Celular del Paraguay S.A.	6.75%		12/13/2022	409,000

					2,577,650

Peru - 3.3%
400,000	Banco de Credito del Peru	2.25%	^	10/25/2019	395,500
4,000,000	Banco International del Peru S.A.A.	5.75%		10/07/2020	4,340,000
600,000	Camposol S.A.	10.50%	^	07/15/2021	577,500
200,000	Inkia Energy Ltd.	8.38%	^	04/04/2021	208,000
2,000,000	Inkia Energy Ltd.	8.38%		04/04/2021	2,080,000
736,422	Interoceanica Finance Ltd.	0.00%		11/30/2018	716,170
2,270,092	Peru Enhanced Pass-Through Finance Ltd.	0.00%		05/31/2018	2,212,251
700,000	Peru Enhanced Pass-Through Finance Ltd.	0.00%		06/02/2025	563,003

					11,092,424

Qatar - 0.8%
1,400,000	Ooredoo Tamweel Ltd.	3.04%		12/03/2018	1,422,666
1,081,670	Ras Laffan Liquefied Natural Gas Company	5.30%		09/30/2020	1,141,162

					2,563,828

Singapore - 4.8%
5,000,000	DBS Group Holdings Ltd.	3.60%	#†	12/29/2049	4,827,605
5,000,000	Oversea-Chinese Banking Corporation	4.00%	#	10/15/2024	5,137,775
2,000,000	United Overseas Bank Ltd.	3.75%	#	09/19/2024	2,040,000
4,000,000	United Overseas Bank Ltd.	3.50%	#	09/16/2026	3,964,808

					15,970,188

South Korea - 0.7%
2,500,000	Kia Motors Corporation	2.63%	^	04/21/2021	2,476,852

					2,476,852

Total Foreign Corporate Bonds (Cost $273,020,331)					269,328,971

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 16.1%
Costa Rica - 0.8%
2,300,000	Costa Rica Government International Bond	10.00%		08/01/2020	2,719,244

					2,719,244

Dominican Republic - 1.9%
5,082,343	Dominican Republic International Bond	9.04%		01/23/2018	5,268,356
1,000,000	Dominican Republic International Bond	7.50%		05/06/2021	1,088,040

					6,356,396

Hungary - 1.2%
4,000,000	Hungary Government International Bond	4.00%		03/25/2019	4,147,200

					4,147,200

Indonesia -2.3%
1,600,000	Indonesia Government International Bond	4.88%		05/05/2021	1,697,778
4,600,000	Indonesia Government International Bond	3.70%	^	01/08/2022	4,621,836
1,100,000	Perusahaan Penerbit SBSN	6.13%		03/15/2019	1,189,430

					7,509,044

Mexico - 2.3%
7,400,000	Mexico Government International Bond	3.50%		01/21/2021	7,536,900

					7,536,900

Panama - 2.9%
9,000,000	Panama Government International Bond	5.20%		01/30/2020	9,688,500

					9,688,500

Poland - 2.3%
7,000,000	Republic of Poland Government International Bond	5.13%		04/21/2021	7,646,380

					7,646,380

Qatar - 2.4%
8,000,000	Qatar Government International Bond	2.38%		06/02/2021	7,842,696

					7,842,696

Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $54,049,682)					53,446,360

Exchange Traded Funds and Common Stocks - 0.3%
Colombia - 0.3%
21,215	Pacific Rubiales Energy Corporation				927,990

Total Exchange Traded Funds and Common Stocks (Cost $3,794,240)					927,990

Short Term Investments - 1.4%
1,612,109	BlackRock Liquidity Funds FedFund - Institutional Shares	0.41%	t		1,612,109
1,612,110	Fidelity Institutional Money Market Government Portfolio - Class I	0.39%	t		1,612,110
1,612,109	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.44%	t		1,612,109

Total Short Term Investments (Cost $4,836,328)					4,836,328

Total Investments - 98.3% (Cost $335,700,581)					328,539,649
Other Assets in Excess of Liabilities - 1.7%					5,780,322

NET ASSETS - 100.0%					$334,319,971

†	Perpetual Maturity
#	Variable rate security. Rate disclosed as of December 31, 2016.
^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2016, the value of these securities amounted to $27,612,77 or 8.3% of net assets.
Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
t	Seven-day yield as of December 31, 2016
~	Represents less than 0.05% of net assets

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows+:

Tax Cost of Investments	$335,926,263

Gross Tax Unrealized Appreciation	435,838
Gross Tax Unrealized Depreciation	(7,822,452)

Net Tax Unrealized Appreciation (Depreciation)	$(7,386,614)

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Foreign Corporate Bonds	80.5%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	16.1%
Short Term Investments	1.4%
Exchange Traded Funds and Common Stocks	0.3%
Other Assets and Liabilities	1.7%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Banking	23.2%
Oil & Gas	17.6%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	16.0%
Transportation	10.1%
Utilities	8.8%
Telecommunications	5.4%
Media	3.6%
Pulp & Paper	2.9%
Consumer Products	2.5%
Short Term Investments	1.4%
Automotive	1.3%
Beverage and Tobacco	1.2%
Finance	1.2%
Conglomerates	1.1%
Building and Development (including Steel/Metals)	0.9%
Retailers (other than Food/Drug)	0.7%
Chemicals/Plastics	0.4%
Construction	0.0%	~
Other Assets and Liabilities	1.7%

	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

Mexico	14.5%
Panama	10.3%
India	10.2%
China	7.7%
Chile	7.2%
Colombia	6.1%
Malaysia	5.5%
Singapore	4.8%
Israel	4.3%
Costa Rica	3.6%
Peru	3.3%
Qatar	3.2%
Brazil	2.8%
Poland	2.3%
Indonesia	2.3%
Guatemala	2.2%
Dominican Republic	2.0%
United States	1.4%
Hungary	1.2%
Hong Kong	1.1%
Jamaica	0.8%
Paraguay	0.8%
South Korea	0.7%
Other Assets and Liabilities	1.7%

100.0%

DoubleLine Long Duration Total Return Bond Fund

Schedule of Investments

December 31, 2016 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
US Government and Agency Obligations - 15.8%
3,750,000	Tennessee Valley Authority	3.50%		12/15/2042	3,677,375
2,700,000	Tennessee Valley Authority	4.63%		09/15/2060	3,015,076
700,000	Tennessee Valley Authority	4.25%		09/15/2065	720,170
509,020	United States Treasury Inflation Indexed Bonds	0.13%		07/15/2024	500,417
958,037	United States Treasury Inflation Indexed Bonds	0.13%		07/15/2026	926,823
400,000	United States Treasury Notes	2.88%		08/15/2045	384,115

Total US Government and Agency Obligations (Cost $9,831,971)					9,223,976

US Government / Agency Mortgage Backed Obligations - 82.6%
1,638,437	Federal Home Loan Mortgage Corporation, Series 4057-ZB	3.50%		06/15/2042	1,637,057
1,638,437	Federal Home Loan Mortgage Corporation, Series 4057-ZC	3.50%		06/15/2042	1,643,980
1,116,125	Federal Home Loan Mortgage Corporation, Series 4194-ZL	3.00%		04/15/2043	1,027,689
2,495,146	Federal Home Loan Mortgage Corporation, Series 4204-QZ	3.00%		05/15/2043	2,284,238
1,700,121	Federal Home Loan Mortgage Corporation, Series 4206-LZ	3.50%		05/15/2043	1,662,020
629,079	Federal Home Loan Mortgage Corporation, Series 4210-Z	3.00%		05/15/2043	601,382
332,339	Federal Home Loan Mortgage Corporation, Series 4226-GZ	3.00%		07/15/2043	307,461
2,396,218	Federal Home Loan Mortgage Corporation, Series 4390-NZ	3.00%		09/15/2044	2,187,113
2,123,514	Federal Home Loan Mortgage Corporation, Series 4417-PZ	3.00%		12/15/2044	1,929,675
2,834,583	Federal Home Loan Mortgage Corporation, Series 4420-CZ	3.00%		12/15/2044	2,555,124
2,093,700	Federal Home Loan Mortgage Corporation, Series 4440-ZD	2.50%		02/15/2045	1,788,957
1,061,513	Federal Home Loan Mortgage Corporation, Series 4460-KB	3.50%		03/15/2045	1,055,104
2,102,411	Federal Home Loan Mortgage Corporation, Series 4461-LZ	3.00%		03/15/2045	1,901,201
2,100,000	Federal National Mortgage Association, Series 2012-128-UC	2.50%		11/25/2042	1,741,549
1,638,437	Federal National Mortgage Association, Series 2012-68-ZA	3.50%		07/25/2042	1,615,264
2,333,818	Federal National Mortgage Association, Series 2012-92-AZ	3.50%		08/25/2042	2,326,742
3,059,889	Federal National Mortgage Association, Series 2013-127-MZ	3.00%		12/25/2043	2,769,411
515,992	Federal National Mortgage Association, Series 2013-66-ZK	3.00%		07/25/2043	427,633
1,695,176	Federal National Mortgage Association, Series 2013-74-ZH	3.50%		07/25/2043	1,675,135
1,245,773	Federal National Mortgage Association, Series 2014-42-BZ	3.00%		07/25/2044	1,172,172
1,500,000	Federal National Mortgage Association, Series 2014-67-HD	3.00%		10/25/2044	1,460,653
904,000	Federal National Mortgage Association, Series 2014-68-TD	3.00%		11/25/2044	856,024
2,482,443	Federal National Mortgage Association, Series 2014-80-DZ	3.00%		12/25/2044	2,254,150
918,984	Federal National Mortgage Association, Series 2014-80-KL	2.00%		05/25/2043	703,145
3,134,021	Federal National Mortgage Association, Series 2015-16-ZY	2.50%		04/25/2045	2,589,765
2,754,734	Federal National Mortgage Association, Series 2015-52-GZ	3.00%		07/25/2045	2,515,007
583,145	Government National Mortgage Association, Series 2013-180-LO	0.00	% P/O	11/16/2043	480,487
3,299,573	Government National Mortgage Association, Series 2015-53-EZ	2.00%		04/16/2045	2,305,319
2,907,003	Government National Mortgage Association, Series 2015-79-VZ	2.50%		05/20/2045	2,484,918
277,756	Government National Mortgage Association, Series 2016-12-MZ	3.00%		01/20/2046	251,152

Total US Government / Agency Mortgage Backed Obligations (Cost $48,856,555)					48,209,527

Short Term Investments - 1.6%
305,944	BlackRock Liquidity Funds FedFund - Institutional Shares	0.41	% t		305,944
305,944	Fidelity Institutional Money Market Government Portfolio - Class I	0.39	% t		305,944
305,943	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.44	% t		305,943

Total Short Term Investments (Cost $917,831)					917,831

Total Investments - 100.0% (Cost $59,606,357)					58,351,334
Liabilities in Excess of Other Assets - 0.0% ~					(14,580)

NET ASSETS - 100.0%					$58,336,754

	P/O Principal only security t Seven-day yield as of December 31, 2016
	~ Represents less than 0.05% of net assets
The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows+:
Tax Cost of Investments					$59,630,397

Gross Tax Unrealized Appreciation					528,531
Gross Tax Unrealized Depreciation					(1,807,594)

Net Tax Unrealized Appreciation (Depreciation)					$(1,279,063)

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government / Agency Mortgage Backed Obligations	82.6%
US Government and Agency Obligations	15.8%
Short Term Investments	1.6%
Other Assets and Liabilities	0.0%	~

	100.0%

DoubleLine Strategic Commodity Fund (Consolidated)

Schedule of Investments

December 31, 2016 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Short Term Investments - 101.6%
1,458,055	BlackRock Liquidity Funds FedFund - Institutional Shares	0.41%	tᴥ		1,458,055
1,458,055	Dreyfus Government Cash Management - Institutional Shares	0.45%	tᴥ		1,458,055
8,300,000	United States Treasury Bills	0.00%	ᴥ‡	01/19/2017	8,298,498
13,000,000	United States Treasury Bills	0.00%	ᴥ‡	03/16/2017	12,987,130

Total Short Term Investments (Cost $24,201,724)					24,201,738

Total Investments - 101.6% (Cost $24,201,724)					24,201,738
Liabilities in Excess of Other Assets - (1.6)%					(376,360)

NET ASSETS - 100.0%					$23,825,378

t	Seven-day yield as of December 31, 2016
ᴥ	All or a portion of this security is owned by DoubleLine Strategic Commodity Ltd., which is a wholly-owned subsidiary of the DoubleLine Strategic Commodity Fund.
‡	All or a portion of this security has been pledged as collateral in connection with swaps.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows+:

Tax Cost of Investments	$24,201,724

Gross Tax Unrealized Appreciation	136
Gross Tax Unrealized Depreciation	(122)

Net Tax Unrealized Appreciation (Depreciation)	$14

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Short Term Investments	101.6%
Other Assets and Liabilities	(1.6)%

100.0%

Excess Return Swaps - Long
Reference Entity	Counterparty	Financing Rate	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation)
Commodity Beta Basket Swap g ᴥ	Bank of America Merrill Lynch	0.23%	19,405,000	01/03/2017	$(183,522)
Long Commodity Basket Swap j ᴥ	Bank of America Merrill Lynch	0.20%	2,400,000	01/03/2017	37,926

					$(145,596)

Excess Return Swaps - Short
Reference Entity	Counterparty	Financing Rate	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation)
Short Commodity Basket Swap y ᴥ	Bank of America Merrill Lynch	0.00%	2,400,000	01/03/2017	$(92,297)

					$(92,297)

ᴥ	All or a portion of this security is owned by DoubleLine Strategic Commodity Ltd., which is a wholly-owned subsidiary of the DoubleLine Strategic Commodity Fund.
g	Commodity Beta Basket Swap represents a swap on a basket of commodity indices designed to approximate the broad commodity market. At December 31, 2016, the constituents and their weightings were as follows: Copper 19.6%, Soybeans 18.2%, Nickel 12.0%, Brent Crude 11.0%, Crude Oil 10.9%, Gas Oil 6.1%, Sugar 5.8%, Unleaded Gasoline 5.2%, Live Cattle 3.8%, Cotton 3.7%, Heating Oil 3.7%.
j	Long Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At December 31, 2016, the constituents and their weightings were as follows: Zinc 24.2%, Copper 22.8%, Aluminum 20.5%, Soybeans 17.9%, Cocoa 14.6%.
y	Short Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At December 31, 2016, the constituents and their weightings were as follows: Brent Crude 21.5%, Heating Oil 21.5%, Crude Oil 20.7%, Kansas Wheat 18.7%, Wheat 17.6%.

DoubleLine Global Bond Fund

Schedule of Investments

December 31, 2016 (Unaudited)

Principal Amount /Shares		Security Description	Rate		Maturity	Value $
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 61.3%
Australia - 4.5%
13,150,000	AUD	Australia Government Bond	1.75%		11/21/2020	9,361,836
4,500,000	AUD	Australia Government Bond	3.25%		04/21/2025	3,388,284

						12,750,120

Belgium - 2.2%
5,600,000	EUR	Belgium Government Bond	1.00%	^	06/22/2026	6,147,827

						6,147,827

Canada - 2.1%
4,300,000	CAD	Canadian Government Bond	2.75%		06/01/2022	3,453,435
3,240,000	CAD	Canadian Government Bond	2.25%		06/01/2025	2,530,742

						5,984,177

France - 2.2%
6,000,000	EUR	French Republic Government Bond	0.25%		11/25/2026	6,057,450

						6,057,450

Germany - 2.5%
6,700,000	EUR	Bundesrepublik Deutschland	0.00%		08/15/2026	6,924,074

						6,924,074

Hungary - 2.0%
1,500,000,000	HUF	Hungary Government Bond	3.50%		06/24/2020	5,514,196

						5,514,196

Ireland - 4.5%
3,925,000	EUR	Ireland Government Bond	5.40%		03/13/2025	5,735,533
6,300,000	EUR	Ireland Government Bond	1.00%		05/15/2026	6,783,638

						12,519,171

Israel - 2.6%
17,950,000	ILS	Israel Government Bond	4.25%		03/31/2023	5,581,809
6,925,000	ILS	Israel Government Bond	1.75%		08/31/2025	1,763,767

						7,345,576

Japan - 20.2%
700,000,000	JPY	Japan Government Ten Year Bond	0.60%		06/20/2024	6,273,695
1,210,000,000	JPY	Japan Government Ten Year Bond	0.40%		06/20/2025	10,705,044
1,287,500,000	JPY	Japan Government Ten Year Bond	0.40%		09/20/2025	11,399,875
850,000,000	JPY	Japan Government Twenty Year Bond	2.10%		12/20/2027	8,872,131
875,000,000	JPY	Japan Government Twenty Year Bond	1.50%		06/20/2034	8,828,228
1,075,000,000	JPY	Japan Government Twenty Year Bond	1.20%		09/20/2035	10,330,476

						56,409,449

New Zealand - 4.0%
11,400,000	NZD	New Zealand Government Bond	3.00%		04/15/2020	8,047,119
3,875,000	NZD	New Zealand Government Bond	5.50%		04/15/2023	3,082,739

						11,129,858

Peru - 2.1%
18,500,000	PEN	Peruvian Government International Bond - GDN	7.84%	^	08/12/2020	5,999,375

						5,999,375

Poland - 2.9%
28,350,000	PLN	Poland Government Bond	1.50%		04/25/2020	6,560,678
6,250,000	PLN	Poland Government Bond	3.25%		07/25/2025	1,466,804

						8,027,482

Portugal - 1.8%
2,500,000	EUR	Portugal Obrigacoes do Tesouro	2.20%	^	10/17/2022	2,600,489
2,400,000	EUR	Portugal Obrigacoes do Tesouro	2.88%	^	10/15/2025	2,402,989

						5,003,478

Romania - 3.2%
36,000,000	RON	Romania Government Bond	4.75%		06/24/2019	8,997,537

						8,997,537

Spain - 4.5%
7,400,000	EUR	Spain Government Bond	5.85%	^	01/31/2022	9,923,663
2,200,000	EUR	Spain Government Bond	2.75%	^	10/31/2024	2,606,175

						12,529,838

Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $182,341,618)						171,339,608

US Government and Agency Obligations - 31.9%
United States - 31.9%
3,059,760	USD	United States Treasury Inflation Indexed Bonds	0.13%		04/15/2021	3,079,043
6,388,225	USD	United States Treasury Inflation Indexed Bonds	0.13%		01/15/2023	6,345,532
5,849,068	USD	United States Treasury Inflation Indexed Bonds	0.13%		07/15/2026	5,658,500
6,000,000	USD	United States Treasury Notes	1.38%		04/30/2020	5,958,564
7,250,000	USD	United States Treasury Notes	1.63%		06/30/2020	7,249,826
7,000,000	USD	United States Treasury Notes	1.38%		08/31/2020	6,923,231
6,750,000	USD	United States Treasury Notes	1.50%		01/31/2022	6,591,827
7,500,000	USD	United States Treasury Notes	1.75%		04/30/2022	7,389,458
9,000,000	USD	United States Treasury Notes	1.88%		08/31/2022	8,887,023
6,000,000	USD	United States Treasury Notes	2.00%		11/30/2022	5,953,782
6,500,000	USD	United States Treasury Notes	2.50%		05/15/2024	6,590,038
6,000,000	USD	United States Treasury Notes	2.38%		08/15/2024	6,021,114
7,000,000	USD	United States Treasury Notes	2.00%		02/15/2025	6,804,973
6,000,000	USD	United States Treasury Notes	2.00%		08/15/2025	5,804,814

						89,257,725

Total US Government and Agency Obligations (Cost $91,388,998)						89,257,725

Short Term Investments - 5.6%
5,214,904		BlackRock Liquidity Funds FedFund - Institutional Shares	0.41%	t		5,214,904
5,214,903		Fidelity Institutional Money Market Government Portfolio - Class I	0.39%	t		5,214,903
5,214,903		Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.44%	t		5,214,903

Total Short Term Investments (Cost $15,644,710)						15,644,710

Total Investments - 98.8% (Cost $289,375,326)						276,242,043
Other Assets in Excess of Liabilities - 1.2%						3,283,533

NET ASSETS - 100.0%						$279,525,576

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2016, the value of these securities amounted to $29,680,518 or 10.6% of net assets.
GDN	- Global Depositary Note
t	Seven-day yield as of December 31, 2016
AUD	Australian Dollar
EUR	Euro
CAD	Canadian Dollar
HUF	Hungarian Forint
ILS	Israeli Shekel
JPY	Japanese Yen
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RON	Romanian Leu
USD	US Dollar

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows+:

Tax Cost of Investments	$289,389,133

Gross Tax Unrealized Appreciation	(8,791,613)
Gross Tax Unrealized Depreciation	(4,355,477)

Net Tax Unrealized Appreciation (Depreciation)	$(13,147,090)

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	61.3%
US Government and Agency Obligations	31.9%
Short Term Investments	5.6%
Other Assets and Liabilities	1.2%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	37.5%
Japan	20.2%
Australia	4.5%
Spain	4.5%
Ireland	4.5%
New Zealand	4.0%
Romania	3.2%
Poland	2.9%
Israel	2.6%
Germany	2.5%
Belgium	2.2%
France	2.2%
Peru	2.1%
Canada	2.1%
Hungary	2.0%
Portugal	1.8%
Other Assets and Liabilities	1.2%

100.0%

Forward Currency Exchange Contracts

Settlement Date	Currency to be Delivered		U.S. Value	Currency to be Received		U.S. Value	Counterparty	Unrealized Appreciation (Depreciation)
01/20/2017	10,500,000	Australian Dollar	$7,572,947	7,572,947	United States Dollar	$7,715,085	Bank of America Merrill Lynch	$142,138
01/20/2017	11,400,000	New Zealand Dollar	7,913,421	7,913,421	United States Dollar	8,020,299	JP Morgan Securities LLC	106,878

			$15,486,368			$15,735,384		$249,016

DoubleLine Infrastructure Income Fund

Schedule of Investments

December 31, 2016 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 41.3%
4,000,000	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A-B	5.68%	#^	12/16/2041	3,953,196
2,425,000	CAL Funding II Ltd., Series 2013-1A-A	3.35%	^	03/27/2028	2,372,081
284,617	Castlelake Aircraft Securitization Trust, Series 2015-1A-A	4.70%	^	12/15/2040	288,799
10,198,304	Castlelake Aircraft Securitization Trust, Series 2016-1-A	4.45%		08/15/2041	10,310,200
286,230	CLI Funding LLC, Series 2013-1A	2.83%	^	03/18/2028	275,793
2,161,600	CLI Funding LLC, Series 2013-2A	3.22%	^	06/18/2028	2,090,996
1,027,178	CLI Funding LLC, Series 2014-1A-A	3.29%	^	06/18/2029	990,967
534,922	CLI Funding LLC, Series 2014-2A-A	3.38%	^	10/18/2029	514,444
2,000,000	Eagle Ltd., Series 2014-1A-A1	2.57%	^	12/15/2039	1,983,962
3,180,723	ECAF Ltd., Series 2015-1A-A1	3.47%	^	06/15/2040	3,172,087
2,850,000	Global SC Finance SRL, Series 2013-1A-A	2.98%	^	04/17/2028	2,756,536
95,620	Global SC Finance SRL, Series 2013-2A-A	3.67%	^	11/17/2028	92,651
5,836,060	Harbour Aircraft Investments Ltd., Series 2016-1-A	4.70%		07/15/2041	5,905,457
85,378	HERO Funding Trust, Series 2015-2A-A	3.99%	^	09/20/2040	87,410
2,346,342	HERO Funding Trust, Series 2016-3A-A2	3.91%	^	09/20/2042	2,406,605
5,000,000	HERO Funding Trust, Series 2016-4A-A2	4.29%	^	09/20/2047	5,121,255
2,250,000	InSite Issuer LLC, Series 2016-1A-B	4.56%	^	11/15/2046	2,212,430
237,151	NP SPE II LLC, Series 2016-1A-A1	4.16%	^	04/20/2046	236,744
285,716	Shenton Aircraft Investment Ltd., Series 2015-1A-A	4.75%	^	10/15/2042	287,194
242,083	TAL Advantage LLC, Series 2013-2A-A	3.55%	^	11/20/2038	235,051
789,767	TAL Advantage LLC, Series 2014-1A-A	3.51%	^	02/22/2039	761,414
1,182,500	TAL Advantage LLC, Series 2014-1A-B	4.10%	^	02/22/2039	1,109,091
951,750	Textainer Marine Containers III Ltd., Series 2013-1A-A	3.90%	^	09/20/2038	942,357
4,426,315	Trinity Rail Leasing LLC, Series 2010-1A-A	5.19%	^	10/16/2040	4,499,150

Total Asset Backed Obligations (Cost $52,558,990)					52,605,870

Foreign Corporate Bonds - 26.5%
3,395,000	Sydney Airport Finance Company Pty Ltd.	3.38%	^	04/30/2025	3,272,305
1,650,000	Sydney Airport Finance Company Pty Ltd.	3.63%	^	04/28/2026	1,623,258
150,000	Canadian Pacific Railway Company	2.90%		02/01/2025	147,090
1,906,000	GNL Quintero S.A.	4.63%		07/31/2029	1,882,175
3,500,000	Transelec S.A.	3.88%	^	01/12/2029	3,311,140
4,000,000	Fideicomiso P.A. Costera	6.75%	^¥	01/15/2034	3,820,000
1,150,000	Delek & Avner Tamar Bond Ltd.	5.41%	^	12/30/2025	1,164,375
3,214,009	Fermaca Enterprises S. de R.L. de C.V.	6.38%	^	03/30/2038	3,181,869
238,428	Fermaca Enterprises S. de R.L. de C.V.	6.38%		03/30/2038	236,044
2,000,000	Mexico City Airport Trust	4.25%	^	10/31/2026	1,965,000
3,500,000	Aeropuerto Internacional de Tocumen S.A.	5.75%		10/09/2023	3,666,250
2,145,485	Abengoa Transmision Sur S.A.	6.88%		04/30/2043	2,209,850
3,568,668	Interoceanica Finance Ltd.	0.00%	^	11/30/2025	2,872,777
3,568,676	Interoceanica Finance Ltd.	0.00%		11/30/2025	2,872,784
1,450,000	Lima Metro Line 2 Finance Ltd.	5.88%		07/05/2034	1,537,000

Total Foreign Corporate Bonds (Cost $34,946,344)					33,761,917

US Corporate Bonds - 27.6%
160,000	American Electric Power Company, Inc.	2.95%		12/15/2022	161,045
4,250,000	American Tower Corporation	4.40%		02/15/2026	4,345,013
100,000	American Tower Corporation	3.38%		10/15/2026	94,721
178,000	American Transmission Systems, Inc.	5.25%	^	01/15/2022	197,031
2,000,000	American Water Capital Corporation	3.40%		03/01/2025	2,046,244
2,500,000	Commonwealth Edison Company	4.35%		11/15/2045	2,615,675
2,150,000	Crown Castle International Corporation	3.70%		06/15/2026	2,111,414
135,000	Eversource Energy	2.80%		05/01/2023	132,102
4,766,000	Exelon Corporation	3.40%		04/15/2026	4,678,777
4,000,000	ITC Holdings Corporation	3.25%		06/30/2026	3,887,900
200,000	Metropolitan Edison Company	4.00%	^	04/15/2025	201,445
2,929,000	NextEra Energy Capital Holdings, Inc.	3.63%		06/15/2023	2,979,063
100,000	Oglethorpe Power Corporation	4.25%		04/01/2046	95,798
2,650,000	Oncor Electric Delivery Company LLC	2.95%		04/01/2025	2,625,586
245,000	SBA Tower Trust	2.24%	^	04/16/2018	245,534
2,500,000	SBA Tower Trust	2.88%	^	07/15/2021	2,481,825
150,000	Sierra Pacific Power Company	2.60%		05/01/2026	143,477
2,750,000	Sunoco Logistics Partners Operations LP	3.90%		07/15/2026	2,663,240
2,000,000	Union Pacific Corporation	2.75%		03/01/2026	1,949,738
1,467,000	Xcel Energy, Inc.	3.30%		06/01/2025	1,468,147

Total US Corporate Bonds (Cost $36,823,143)					35,123,775

Short Term Investments - 4.3%
1,810,491	BlackRock Liquidity Funds FedFund - Institutional Shares	0.41%	t		1,810,491
1,810,491	Fidelity Institutional Money Market Government Portfolio - Class I	0.39%	t		1,810,491
1,810,491	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.44%	t		1,810,491

Total Short Term Investments (Cost $5,431,473)					5,431,473

Total Investments - 99.7% (Cost $129,759,950)					126,923,035
Other Assets in Excess of Liabilities - 0.3%					341,168

NET ASSETS - 100.0%					$127,264,203

#	Variable rate security. Rate disclosed as of December 31, 2016.
^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2016, the value of these securities amounted to $60,726,772 or 47.7% of net assets.
¥	Illiquid security. At December 31, 2016, the value of these securities amounted to $3,820,000 or 3.0% of net assets.
t	Seven-day yield as of December 31, 2016

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows+:

Tax Cost of Investments	$129,759,950

Gross Tax Unrealized Appreciation	232,206
Gross Tax Unrealized Depreciation	(3,069,121)

Net Tax Unrealized Appreciation (Depreciation)	$(2,836,915)

+	Since the Fund does not have a full fiscal year, the tax cost of investments are the same as noted in the Schedule of Investments.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Asset Backed Obligations	41.3%
US Corporate Bonds	27.6%
Foreign Corporate Bonds	26.5%
Short Term Investments	4.3%
Other Assets and Liabilities	0.3%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Asset Backed Obligations	41.3%
Utilities	21.0%
Transportation	18.6%
Telecommunications	7.3%
Oil & Gas	5.1%
Short Term Investments	4.3%
Energy	2.1%
Other Assets and Liabilities	0.3%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	73.2%
Peru	7.5%
Mexico	4.2%
Chile	4.1%
Australia	3.8%
Colombia	3.0%
Panama	2.9%
Israel	0.9%
Canada	0.1%
Other Assets and Liabilities	0.3%

100.0%

DoubleLine Ultra Short Bond Fund

Schedule of Investments

December 31, 2016 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds - 27.8%
250,000	Australia and New Zealand Banking Group Ltd.	1.66%	# ^	09/23/2019	250,391
450,000	Westpac Banking Corporation	1.47%	#	08/19/2019	450,539
450,000	Bank of Montreal	1.50%	#	07/31/2018	451,890
155,000	Royal Bank of Canada	1.70%	#	03/22/2018	155,343
450,000	Roche Holdings, Inc.	1.34%	# ^	09/30/2019	450,581
450,000	Nissan Motor Acceptance Corporation	1.96%	# ^	03/08/2019	454,688
450,000	BP Capital Markets PLC	1.33%	#	02/13/2018	450,519

Total Foreign Corporate Bonds (Cost $2,664,638)					2,663,951

US Corporate Bonds - 19.3%
250,000	American Express Credit Corporation	1.50%	#	07/31/2018	251,502
450,000	Apple, Inc.	1.13%	#	05/03/2018	451,109
250,000	BB&T Corporation	1.57%	#	06/15/2020	250,450
450,000	JP Morgan Chase & Company	1.43%	#	04/25/2018	451,355
450,000	Toyota Motor Credit Corporation	1.27%	#	01/17/2019	450,918

Total US Corporate Bonds (Cost $1,854,814)					1,855,334

Short Term Investments - 55.8%
Commercial Paper 26.1%
250,000	Atmos Energy Corporation	0.00%	^	01/05/2017	249,979
250,000	BASF S.E.	0.00%	^	01/05/2017	249,979
450,000	British Columbia Province Canada	0.00%		03/31/2017	449,145
250,000	Coca-Cola Company	0.00%	^	03/06/2017	249,697
305,000	Commonwealth Bank of Australia	0.00%	^	04/03/2017	304,231
250,000	Mitsubishi Corporation	0.00%		01/26/2017	249,878
250,000	National Australia Bank Ltd.	0.00%	^	02/10/2017	249,809
250,000	Reckitt Benckiser Treasury Services PLC	0.00%	^	03/16/2017	249,546
250,000	Sumitomo Mitsui Banking Corporation	0.00%	^	01/05/2017	249,977

					2,502,241

Money Market Funds - 3.2%
102,909	BlackRock Liquidity Funds FedFund - Institutional Shares	0.41%	t		102,909
102,909	Fidelity Institutional Money Market Government Portfolio - Class I	0.39%	t		102,909
102,909	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.44%	t		102,909

					308,727

US Treasury Bills - 26.5%
550,000	United States Treasury Bills	0.00%		01/26/2017	549,855
500,000	United States Treasury Bills	0.00%		02/02/2017	499,827
500,000	United States Treasury Bills	0.00%		03/02/2017	499,618
500,000	United States Treasury Bills	0.00%		03/30/2017	499,410
500,000	United States Treasury Bills	0.00%		04/27/2017	499,149

					2,547,859

Total Short Term Investments (Cost $5,358,748)					5,358,827

Total Investments - 102.9% (Cost $9,878,200)					9,878,112
Liabilities in Excess of Other Assets - (2.9)%					(282,901)

NET ASSETS - 100.0%					$9,595,211

#	Variable rate security. Rate disclosed as of December 31, 2016.
^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2016, the value of these securities amounted to $2,958,878 or 30.8% of net assets.
t	Seven-day yield as of December 31, 2016

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows+:

Tax Cost of Investments	$9,878,200

Gross Tax Unrealized Appreciation	1,169
Gross Tax Unrealized Depreciation	(1,257)

Net Tax Unrealized Appreciation (Depreciation)	$(88)

+	Since the Fund does not have a full fiscal year, the tax cost of investments are the same as noted in the Schedule of Investments.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Short Term Investments	55.8%
Foreign Corporate Bonds	27.8%
US Corporate Bonds	19.3%
Other Assets and Liabilities	(2.9)%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

US Treasury Bills	26.5%
Commercial Paper	26.1%
Banking	23.5%
Automotive	9.5%
Technology	4.7%
Health Care Providers & Services	4.7%
Oil & Gas	4.7%
Money Market Funds	3.2%
Other Assets and Liabilities	(2.9)%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	54.3%
Australia	13.1%
Canada	11.0%
Switzerland	9.4%
United Kingdom	7.3%
Japan	5.2%
Germany	2.6%
Other Assets and Liabilities	(2.9)%

100.0%

DoubleLine Shiller Enhanced International CAPE®

Schedule of Investments

December 31, 2016 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds - 2.2%
45,000	Bank of Montreal	2.10%		12/12/2019	44,991
35,000	BP Capital Markets PLC	1.68%		05/03/2019	34,756
35,000	Toronto Dominion Bank	1.75%		07/23/2018	35,057

Total Foreign Corporate Bonds (Cost $114,655)					114,804

US Corporate Bonds - 2.4%
35,000	Goldman Sachs Group, Inc.	2.30%		12/13/2019	34,992
20,000	Molson Coors Brewing Company	1.45%		07/15/2019	19,708
45,000	Morgan Stanley	2.45%		02/01/2019	45,316
25,000	Reynolds American, Inc.	3.25%		06/12/2020	25,623

Total US Corporate Bonds (Cost $125,401)					125,639

US Government and Agency Obligations - 38.8%
160,000	United States Treasury Notes	1.00%		09/15/2017	160,264
310,000	United States Treasury Notes	0.88%		11/30/2017	310,054
330,000	United States Treasury Notes	1.00%		12/31/2017	330,289
330,000	United States Treasury Notes	0.75%		01/31/2018	329,336
290,000	United States Treasury Notes	0.75%		02/28/2018	289,320
330,000	United States Treasury Notes	1.00%		03/15/2018	330,188
290,000	United States Treasury Notes	1.63%		06/30/2020	289,993

Total US Government and Agency Obligations (Cost $2,037,391)					2,039,444

Short Term Investments - 56.7%
993,233	BlackRock Liquidity Funds FedFund - Institutional Shares	0.41%	t		993,233
993,232	Fidelity Institutional Money Market Government Portfolio - Class I	0.39%	t		993,232
993,232	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.44%	t		993,232

Total Short Term Investments (Cost $2,979,697)					2,979,697

Total Investments - 100.1% (Cost $5,257,144)					5,259,584
Liabilities in Excess of Other Assets - (0.1)%					(6,843)

NET ASSETS - 100.0%					$5,252,741

	t Seven-day yield as of December 31, 2016

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows+:

Tax Cost of Investments					$5,257,144

Gross Tax Unrealized Appreciation					2,440
Gross Tax Unrealized Depreciation					-

Net Tax Unrealized Appreciation (Depreciation)					$2,440

+	Since the Fund does not have a full fiscal year, the tax cost of investments are the same as noted in the Schedule of Investments.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Short Term Investments	56.7%
US Government and Agency Obligations	38.8%
US Corporate Bonds	2.4%
Foreign Corporate Bonds	2.2%
Other Assets and Liabilities	(0.1)%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Short Term Investments	56.7%
US Government and Agency Obligations	38.8%
Banking	3.0%
Beverage and Tobacco	0.9%
Oil & Gas	0.7%
Other Assets and Liabilities	(0.1)%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	97.9%
Canada	1.5%
United Kingdom	0.7%
Other Assets and Liabilities	(0.1)%

100.0%

Total Return Swaps - Long
Reference Entity	Counterparty	Financing Rate	Notional Amount		Termination Date	Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE® Europe Sector Net ER NoC Index Ħ	Barclays Capital, Inc.	0.20%	4,920,000	Euro	01/31/2017	$38,557

Ħ	Shiller Barclays CAPE® Europe Sector Net ER NoC Index aims to provide notional long exposure to the top four European equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each European sector is represented by an index that invests primarily in equity securities of companies in the relevant sector. At December 31, 2016, the four sector constituents and their weightings were as follows: Utilities 25.3%, Consumer Discretionary 25.2%, Consumer Staples 25.2%, Materials 24.3%.

Forward Currency Exchange Contracts
Settlement Date	Currency to be Delivered		U.S. Value	Currency to be Received		U.S. Value	Counterparty	Unrealized Appreciation (Depreciation)
01/31/2017	5,160,898	United States Dollar	$5,160,898	4,920,000	Euro	$5,188,046	Barclays Capital, Inc.	$27,148

Summary of Fair Value Disclosure

December 31, 2016 (Unaudited)

Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted market prices in active markets for identical securities

Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Assets and liabilities may be transferred between levels. The Funds use end of period timing recognition to account for any transfers.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in private investment funds typically will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy. As of December 31, 2016, the Funds did not hold any investments in private investment funds.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, futures, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of December 31, 20161:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Money Market Funds	$359,902,800	$213,983,214	$25,367,630	$40,226,275	$174,991,075	$70,277,117
Affiliated Mutual Funds	-	388,357,803	-	43,232,716	48,700,000	-
Exchange Traded Funds and Common Stocks	-	3,052,289	4,997,452	30,489,315	1,953,704	-
Real Estate Investment Trusts	-	-	-	4,924,474	-	-

Total Level 1	359,902,800	605,393,306	30,365,082	118,872,780	225,644,779	70,277,117
Level 2
US Government / Agency Mortgage Backed Obligations	28,752,796,044	1,327,551,774	-	5,048,597	69,267,742	-
Non-Agency Residential Collateralized Mortgage Obligations	12,048,129,181	589,040,083	-	10,208,357	361,852,392	-
Non-Agency Commercial Mortgage Backed Obligations	4,327,640,953	551,657,211	-	-	586,660,240	-
Other Short Term Investments	3,266,381,032	-	-	4,995,050	-	-
US Government and Agency Obligations	2,565,071,592	1,978,627,148	-	-	340,009,224	-
Collateralized Loan Obligations	2,518,555,972	274,611,710	-	5,740,766	651,518,816	-
Asset Backed Obligations	1,513,965,336	138,552,923	-	2,747,782	232,547,681	-
US Corporate Bonds	-	1,007,240,754	-	-	303,158,795	4,001,175
Foreign Corporate Bonds	-	682,071,463	671,281,743	-	546,796,336	2,973,750
Bank Loans	-	187,753,062	-	-	-	323,751,985
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	-	118,026,040	153,330,338	-	61,106,792	-
Municipal Bonds	-	40,759,537	-	1,687,500	-	-
Convertible Bonds	-	103,120	-	-	-	-

Total Level 2	54,992,540,110	6,895,994,825	824,612,081	30,428,052	3,152,918,018	330,726,910
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	178,702,891	-	-	-	-	-
Asset Backed Obligations	97,728,577	-	-	-	4,286,341	-
Collateralized Loan Obligations	32,995,447	-	-	-	-	-

Total Level 3	309,426,915	-	-	-	4,286,341	-

Total	$55,661,869,825	$7,501,388,131	$854,977,163	$149,300,832	$3,382,849,138	$401,004,027

Other Financial Instruments
Level 1
Futures Contracts	$-	$-	$-	$(87,474)	$-	$-

Total Level 1	-	-	-	(87,474)	-	-
Level 2
Total Return Swaps	-	-	-	4,414,684	-	-
Interest Rate Swaps	-	-	-	780,008	-	-
Forward Currency Exchange Contracts	-	-	-	(338,971)	-	-

Total Level 2	-	-	-	4,855,721	-	-
Level 3	-	-	-	-	-	-

Total	$-	$-	$-	$4,768,247	$-	$-

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Money Market Funds	$269,929,713	$106,671,693	$4,836,328	$917,831	$2,916,110	$15,644,710
Affiliated Mutual Funds	-	47,261,056	-	-	-	-
Exchange Traded Funds and Common Stocks	207,555	129,684	927,990	-	-	-

Total Level 1	270,137,268	154,062,433	5,764,318	917,831	2,916,110	15,644,710
Level 2
US Government and Agency Obligations	329,111,824	20,865,646	-	9,223,976	-	89,257,725
Collateralized Loan Obligations	260,301,148	62,838,541	-	-	-	-
Non-Agency Commercial Mortgage Backed Obligations	244,082,306	41,370,300	-	-	-	-
Non-Agency Residential Collateralized Mortgage Obligations	189,546,118	88,744,155	-	-	-	-
Foreign Corporate Bonds	153,748,355	47,000,497	269,328,971	-	-	-
US Corporate Bonds	129,056,847	22,968,364	-	-	-	-
US Government / Agency Mortgage Backed Obligations	94,811,630	4,945,802	-	48,209,527	-	-
Asset Backed Obligations	77,283,520	5,455,631	-	-	-	-
Bank Loans	43,231,212	-	-	-	-	-
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	22,726,281	11,929,282	53,446,360	-	-	171,339,608
Convertible Bonds	-	9,888	-	-	-	-
Other Short Term Investments	-	-	-	-	21,285,628	-

Total Level 2	1,543,899,241	306,128,106	322,775,331	57,433,503	21,285,628	260,597,333
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	1,458,929	1,520,654	-	-	-	-
Asset Backed Obligations	-	857,268	-	-	-	-

Total Level 3	1,458,929	2,377,922	-	-	-	-

Total	$1,815,495,438	$462,568,461	$328,539,649	$58,351,334	$24,201,738	$276,242,043

Other Financial Instruments
Level 1
Total Level 1	$-	$-	$-	$-	$-	$-

Level 2
Total Return Swaps	142,067,801	-	-	-	-	-
Excess Return Swaps	-	-	-	-	(237,893)	-
Forward Currency Exchange Contracts	-	-	-	-	-	249,016

Total Level 2	142,067,801	-	-	-	(237,893)	249,016
Level 3	-	-	-	-	-	-

Total	$142,067,801	$-	$-	$-	$(237,893)	$249,016

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®
Investments in Securities
Level 1
Money Market Funds	$5,431,473	$308,727	$2,979,697

Total Level 1	5,431,473	308,727	2,979,697
Level 2
Asset Backed Obligations	52,605,870	-	-
US Corporate Bonds	35,123,775	1,855,334	125,639
Foreign Corporate Bonds	33,761,917	2,663,951	114,804
US Treasury Bills	-	2,547,859	-
Commercial Paper	-	2,502,241	-
US Government and Agency Obligations	-	-	2,039,444

Total Level 2	121,491,562	9,569,385	2,279,887

Total	$126,923,035	$9,878,112	$5,259,584

Other Financial Instruments
Level 1

Total Level 1	$-	$-	$-
Level 2
Total Return Swaps	-	-	38,557
Forward Currency Exchange Contracts	-	-	27,148

Total Level 2	-	-	65,705
Level 3	-	-	-

Total	$-	$-	$65,705

See the Schedules of Investments for further disaggregation of investment categories.

1 There were no transfers into or out of Level 1 during the period ended December 31, 2016.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DoubleLine Funds Trust

By (Signature and Title)	/s/ Ronald R. Redell
Ronald R. Redell, President

Date	February 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ronald R. Redell
Ronald R. Redell, President

Date	February 22, 2017

By (Signature and Title)	/s/ Susan Nichols
Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date	February 22, 2017